                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4096
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                           MFS MUNICIPAL SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                        Date of fiscal year end: March 31
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                  Date of reporting period: September 30, 2004
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

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 9/30/04

MFS(R) MUNICIPAL SERIES TRUST

For the States of: Alabama,
Arkansas, California, Florida,
Georgia, Maryland, Massachusetts

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
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Privacy is a concern for every investor today. At MFS Investment Management(R)
and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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NOT FDIC INSURED    MAY LOSE VALUE    NO BANK OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
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

MFS(R) MUNICIPAL SERIES TRUST

The investment objective of each fund is to provide current income exempt from federal income tax and personal income tax, if any, of the state to which its name refers.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PORTFOLIO COMPOSITION                              7
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLES                                    15
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PORTFOLIO OF INVESTMENTS                          18
----------------------------------------------------
FINANCIAL STATEMENTS                              52
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     77
----------------------------------------------------
TRUSTEES AND OFFICERS                             93
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      96
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Dear Shareholders,

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant in the United States has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to U.S. equity stocks; 20% to 30% to fixed income issues; 10% to non-U.S. stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, U.S. 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and non-U.S. offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks as well as a range of fixed income investments. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% U.S. stocks and 50% U.S. bonds at the start of 2000 would have shifted to 32% U.S. stocks and 68% U.S. bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios in part by providing a variety of products in each asset class. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.


    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2004

Asset allocation and diversification can not guarantee a profit.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt

(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

  o global asset management expertise across all asset classes

  o time-tested money management process for pursuing consistent results

  o full spectrum of investment products backed by MFS Original Research(R)

  o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

  o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

  o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

  o analyzing financial statements and balance sheets

  o talking extensively with companies' customers and competitors

  o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
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MARKET ENVIRONMENT

In late 2003 and early 2004, before the period began, weakness in both corporate spending and job creation increased the perceived risk that the economic recovery could falter. This caused investors to push up long-term bond prices because high-quality bonds have been seen as a refuge in times of economic concern. Interest rates, which move in the opposite direction of bond prices, retreated as economists pushed off the day when they believed the U.S. Federal Reserve Board would have to raise short-term rates.

In early April, however, just as the period began, the U.S. government reported that job growth in March was significantly higher than it had been for years. Job reports for the next few months also came in strong. Driven in part by rocketing oil prices, inflation began to creep up as well, after having been dormant for some time. These factors, in our view, led investors to conclude that a Fed rate increase could be imminent; interest rates across the yield curve headed upward. And in fact the Fed raised rates for the first time in four years on June 30 and hiked them again on August 10 and September 21.

But while the Fed seemed committed to a course of slowly raising short-term rates, in the second half of the period we think several factors caused long-term rates to retreat. Job growth faltered. Economic growth, as measured by gross domestic product (GDP) growth, slowed in the second quarter. Excess production capacity, which we feel has held back investments in new plants and equipment for some years, did not come down as quickly as many observers had hoped. In addition, we feel geopolitical concerns about the Iraq situation and potential terrorist attacks sparked a "flight to quality" by some investors seeking the safety of U.S. Treasuries and other high-quality issues. (Principal and interest of U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.)

For the period as a whole, the net effect was that interest rates on the short end of the yield curve moved up significantly more than rates on the long end, causing the yield curve to flatten. From March 31 through September 30, the yield on the two-year Treasury bond rose 1.04%; five-year Treasury yields climbed 0.59%; 10-year Treasury yields went up 0.28%; and 30-year Treasury yields increased just 0.12%. Municipal bond rates, as measured by "AAA"-rated general obligation bonds tracked by Thomson Municipal Market Data, followed a similar path with one exception. Municipal rates in the so-called "belly" of the yield curve - the 15- to 20-year area - declined slightly, causing bonds in that area to rise modestly in price.

HOW WE MANAGE THE FUNDS

All of the MFS state municipal bond funds are managed with a common investment strategy. There are four key elements to our management strategy: duration, yield curve positioning, credit quality, and sector allocation.

Duration is a measure of a fund's sensitivity to changes in interest rates. In most market environments, we strive to be neutral in duration relative to our Lipper peers (other single-state mutual funds), as we believe that trying to predict the direction of interest rates is a relatively risky investment tactic. Our strategy, however, may sometimes result in individual state funds being longer or shorter in duration relative to the funds' benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). This may occur because the Lehman Index is a national index composed of over 40,000 individual bonds, while each state fund invests primarily in bonds issued within its state. For that reason, the characteristics of individual state funds will not always match those of the national index.

A yield curve for bonds shows the relationship between yield and time to maturity. In a majority of market environments, longer-maturity bonds offer higher yields but are more exposed to duration risk - the risk that a change in interest rates may adversely affect a bond's price. In managing the funds, we try to pick what we believe is the optimal spot on the yield curve - a time to maturity that optimizes the combination of yield and risk. Our research for some time has indicated to us that the 15- to 20-year part of the yield curve is that optimal spot. For example, in our experience a 20-year bond typically has paid 98% of the yield of a similar 30-year bond but carried only 75% to 80% of the duration risk of that 30-year bond. For that reason, the funds have tended to be overweighted in bonds with maturities in the 15- to 20-year range.

Credit quality refers to the perceived ability of a bond issuer to make interest payments and repay a bond's principal. Major credit-rating agencies rate bonds on a scale that usually runs from "AAA" down to "BBB" for investment-grade bonds, and "BB" and below for lower-quality, noninvestment-grade or so-called "junk" bonds. In general, lower-rated bonds pay higher rates of interest to compensate investors for taking on additional risk. The funds historically have focused on using our bottom-up research to seek out bonds that offer higher yields than average "AAA"-rated insured bonds, yet also offer what we believe is reasonable safety of principal and interest payments to maturity.

Sector allocation refers to a fund's weightings in various types of municipal bond issues, including bonds from sectors such as health care and housing. Our research analysts constantly seek out sectors, and individual bonds within those sectors, that we believe will benefit in a given market environment.

FACTORS THAT AFFECTED PERFORMANCE

The table on page 6 indicates the effects of those factors on individual fund performance relative to the funds' benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index).

The DURATION STRATEGY column indicates that our duration strategy had a positive effect ("pos"), a negative effect ("neg"), or no meaningful contribution to relative performance ("neutral"). As mentioned earlier, we try to manage the funds to be neutral in duration relative to their Lipper peer groups, which consist of municipal funds in the same state.

However, during the period this strategy resulted in all of the funds being long in duration - i.e., more sensitive to interest rate changes - relative to the national Lehman Index. In a period when rates rose and prices fell, most funds with a long duration stance relative to the Lehman Index - all funds except the Alabama and California funds - thus suffered a material negative effect on relative performance.

YIELD CURVE indicates the effect of the fund's yield curve positioning on performance. Compared with the Lehman Index, all funds except the Alabama fund were more heavily weighted in bonds on the long end of the yield curve - bonds with 10 to 30 years remaining to maturity - and underweighted in bonds on the short end of the curve. On a relative basis, an overweighting in longer-maturity bonds helped during the period because long-term municipal rates either rose less than short-term rates or, in the 15- to 20-year part of the curve, declined slightly. Longer-term bonds in the belly of the curve therefore went up in price, while other longer-term bonds experienced smaller price declines than short-term bonds. Meanwhile, bonds on the short end of the curve experienced the worst price declines as they experienced the largest yield increases, so it helped to be underweighted in that area. Yield curve positioning therefore helped relative performance of all funds except the Alabama fund over the period.

The average CREDIT QUALITY of most of the funds was similar to that of the Lehman Index over the period. The effect of credit quality on relative performance was therefore neutral for those funds. The California and Massachusetts funds, however, were overweighted in lower-quality bonds rated "BBB" or lower, which outperformed over the period. For those two funds, credit quality thus had a positive effect on relative performance.

Funds for which SECTOR ALLOCATION was a positive factor were generally overweighted in one or more sectors that outperformed over the period. Here again, we would note that the table depicts performance relative to a national index, and the investment universe in a particular state may differ from the national spectrum of municipal bonds; for example, some states may offer large opportunities to invest in certain sectors while other states may have few available bonds in those same sectors.

On a sector basis, the Florida fund benefited from an overweighting in pre-refunded bonds. (A bond is pre-refunded when the issuer decides to pay off the bond before its first legal call date. In that situation, the issuer replaces the original bond with high-quality U.S. government securities that are held in an escrow account. This is good for bond holders because they receive their original rate of interest up to the first call date but now own a higher-quality issue. The price of a bond goes up significantly when it is pre-refunded.) The Florida fund was also helped by an underweighting in credit-enhanced, or insured, bonds, which typically underperform the overall market during a period of rising rates. (Insured bonds offer an investor assurance that principal and interest will continue to be paid even if the bond issuer defaults; however, insured bonds pay less interest than a comparable uninsured bond.)

The Maryland fund benefited from an overweighting in housing bonds. In a period of modestly rising rates, housing bonds benefited from a decrease in prepayment risk. (Prepayment risk is the risk that homeowners will prepay their mortgages to refinance at a lower rate, forcing housing bond holders to reinvest at lower prevailing rates.)

KEY FACTORS IN FUND PERFORMANCE RELATIVE TO BENCHMARK
(THE LEHMAN BROTHERS MUNICIPAL BOND INDEX)
3/31/04 - 9/30/04

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 STATE FUND         DURATION            YIELD          CREDIT          SECTOR
                    STRATEGY            CURVE          QUALITY       ALLOCATION
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ALABAMA               neutral           neutral        neutral        neutral
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ARKANSAS                neg               pos          neutral        neutral
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CALIFORNIA            neutral             pos            pos          neutral
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FLORIDA                 neg               pos          neutral          pos
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GEORGIA                 neg               pos          neutral        neutral
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MARYLAND                neg               pos          neutral          pos
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MASSACHUSETTS           neg               pos            pos          neutral
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    Respectfully,

/s/ Michael L. Dawson                 /s/ Geoffrey L. Schechter

    Michael L. Dawson                     Geoffrey L. Schechter
    Portfolio Manager                     Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

It is not possible to invest directly in an index.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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
PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for each fund over the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state-specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a broad measure of the municipal bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. (See Notes to Performance Summary.)

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PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) ALABAMA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

                 -------------------------------------------
                             PORTFOLIO STRUCTURE*
                 -------------------------------------------

                 Bonds                                 98.0%
                 Cash & Other Net Assets                2.0%

                 -------------------------------------------
                               CREDIT QUALITY**
                 -------------------------------------------

                 AAA                                   59.2%
                 -------------------------------------------
                 AA                                    12.3%
                 -------------------------------------------
                 A                                      5.5%
                 -------------------------------------------
                 BBB                                    8.0%
                 -------------------------------------------
                 BB                                     0.2%
                 -------------------------------------------
                 Not Rated                             13.1%
                 -------------------------------------------
                 Other                                  1.7%
                 -------------------------------------------

                 -------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
                 -------------------------------------------

                 Water and Sewer Revenue               17.8%
                 -------------------------------------------
                 Healthcare/Hospitals                  14.8%
                 -------------------------------------------
                 Municipal General Obligations/GP      13.2%
                 -------------------------------------------
                 Municipal Owned Utilities             12.1%
                 -------------------------------------------
                 Municipal General Obligations/IMPT     7.7%
                 -------------------------------------------

                 -------------------------------------------
                               PORTFOLIO FACTS
                 -------------------------------------------

                 Average Duration                        7.2
                 -------------------------------------------
                 Average Life                       16.4 Yrs
                 -------------------------------------------
                 Average Maturity                   16.9 Yrs
                 -------------------------------------------
                 Average  Quality (w/o MFS  Ratings)      AA
                 -------------------------------------------
                 Average Quality Short Term Bonds
                 (w/o MFS Ratings)                       A-1
                 -------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr

------------------------------------------------------------------------------
      A           2/1/1990         1.21%      3.45%    5.39%    6.45%    6.12%
------------------------------------------------------------------------------
      B           9/7/1993         0.83%      2.78%    4.60%    5.66%    5.32%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Alabam a municipal
debt fund+                         0.95%      3.49%    5.09%    5.70%    5.55%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.60%     -1.46%    3.69%    5.42%    5.61%
------------------------------------------------------------------------------
      B                           -3.13%     -1.19%    3.68%    5.33%    5.32%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.21%      3.45%   17.04%   36.69%   81.20%
------------------------------------------------------------------------------
      B                            0.83%      2.78%   14.44%   31.67%   67.86%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) ARKANSAS MUNICIPAL BOND FUND
PORTFOLIO COMPOSITION

                 -------------------------------------------
                             PORTFOLIO STRUCTURE*
                 -------------------------------------------

                 Bonds                                 98.5%
                 Cash & Other Net Assets                1.5%


                 -------------------------------------------
                               CREDIT QUALITY**
                 -------------------------------------------

                 AAA                                   63.7%
                 -------------------------------------------
                 AA                                     9.9%
                 -------------------------------------------
                 A                                     10.5%
                 -------------------------------------------
                 BBB                                    6.3%
                 -------------------------------------------
                 BB                                     0.7%
                 -------------------------------------------
                 Not Rated                              7.9%
                 -------------------------------------------
                 Other                                  1.0%
                 -------------------------------------------

                 -------------------------------------------
                          TOP FIVE BOND INDUSTRIES*
                 -------------------------------------------

                 Water and Sewer Revenue               15.9%
                 -------------------------------------------
                 Single Family Housing Revenue State   12.2%
                 -------------------------------------------
                 Universities/Colleges                 10.4%
                 -------------------------------------------
                 Healthcare/Hospitals                   9.5%
                 -------------------------------------------
                 Municipal Owned Utilities              7.9%
                 -------------------------------------------

                 -------------------------------------------
                                PORTFOLIO FACTS
                 -------------------------------------------

                 Average Duration                       6.9
                 -------------------------------------------
                 Average Life1                       5.1 Yrs
                 -------------------------------------------
                 Average Maturity                   15.7 Yrs
                 -------------------------------------------
                 Average  Quality (w/o MFS  Ratings)     AA+
                 -------------------------------------------
                 Average Quality Short Term Bonds
                 (w/o MFS Ratings)                      A-1
                 -------------------------------------------

TOTAL RETURNS

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr

------------------------------------------------------------------------------
      A           2/3/1992         1.06%      3.33%    5.07%    6.26%    5.79%
------------------------------------------------------------------------------
      B           9/7/1993         0.67%      2.53%    4.23%    5.43%    4.97%
------------------------------------------------------------------------------

-----------------------
Average annual
without sales charge
-----------------------

Comparative Benchmarks

------------------------------------------------------------------------------
Average "other state"
municipal debt fund+               1.06%      3.37%    4.44%    5.44%    5.44%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

------------------------------------------------------------------------------
      A                           -3.74%     -1.57%    3.38%    5.23%    5.28%
------------------------------------------------------------------------------
      B                           -3.28%     -1.43%    3.30%    5.11%    4.97%

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.06%      3.33%   15.99%   35.48%   75.65%
------------------------------------------------------------------------------
      B                            0.67%      2.53%   13.23%   30.27%   62.35%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                           PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     98.8%
               Cash & Other Net Assets                    1.2%

               -----------------------------------------------
                             CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       50.1%
               -----------------------------------------------
               AA                                         7.3%
               -----------------------------------------------
               A                                         12.6%
               -----------------------------------------------
               BBB                                       16.6%
               -----------------------------------------------
               BB                                         0.5%
               -----------------------------------------------
               B                                          0.5%
               -----------------------------------------------
               Not Rated                                 11.5%
               -----------------------------------------------
               Other                                      0.9%
               -----------------------------------------------

               -----------------------------------------------
                         TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Municipal General Obligations/Schools     16.8%
               -----------------------------------------------
               State and Local Agencies                  15.0%
               -----------------------------------------------
               Healthcare/Hospitals                      10.2%
               -----------------------------------------------
               Water and Sewer Revenue                    8.3%
               -----------------------------------------------
               Municipal General Obligations/GP           7.7%
               -----------------------------------------------

               -----------------------------------------------
                              PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                           7.8
               -----------------------------------------------
               Average Life1                          5.7 Yrs
               -----------------------------------------------
               Average Maturity                      16.3 Yrs
               -----------------------------------------------
               Average  Quality (w/o MFS  Ratings)        AA-
               -----------------------------------------------
               Average Quality Short Term Bonds
               (w/o MFS Ratings)                          A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo      1-yr      3-yr      5-yr     10-yr
------------------------------------------------------------------------------
      A          6/18/1985         1.75%    5.06%     5.37%     6.43%    6.35%
------------------------------------------------------------------------------
      B           9/7/1993         1.37%    4.08%     4.55%     5.59%    5.48%
------------------------------------------------------------------------------
      C           1/3/1994         1.30%    4.13%     4.42%     5.50%    5.37%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average California municipal
debt fund+                         1.34%  4.64%       4.56%     5.80%    6.00%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%    4.60%     5.79%     6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.08%    0.07%     3.68%     5.40%    5.84%
------------------------------------------------------------------------------
      B                           -2.61%    0.08%     3.62%     5.27%    5.48%
------------------------------------------------------------------------------
      C                            0.31%    3.13%     4.42%     5.50%    5.37%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.75%    5.06%    17.00%    36.57%   85.16%
------------------------------------------------------------------------------
      B                            1.37%    4.08%    14.27%    31.28%   70.56%
------------------------------------------------------------------------------
      C                            1.30%    4.13%    13.87%    30.73%   68.65%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) FLORIDA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                    96.6%
               Cash & Other Net Assets                   3.4%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       54.1%
               -----------------------------------------------
               AA                                        10.9%
               -----------------------------------------------
               A                                          7.0%
               -----------------------------------------------
               BBB                                       10.1%
               -----------------------------------------------
               BB                                         0.7%
               -----------------------------------------------
               B                                          0.4%
               -----------------------------------------------
               Not Rated                                 13.8%
               -----------------------------------------------
               Other                                      3.0%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Healthcare/Hospitals                      19.0%
               -----------------------------------------------
               Water and Sewer Revenue                   13.6%
               -----------------------------------------------
               Municipal General Obligations/Schools      8.3%
               -----------------------------------------------
               Municipal General Obligations/GP           7.2%
               -----------------------------------------------
               State and Local Agencies                   6.0%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                           7.7
               -----------------------------------------------
               Average Life                          17.8 Yrs
               -----------------------------------------------
               Average Maturity                      18.5 Yrs
               -----------------------------------------------
               Average  Quality (w/o MFS  Ratings)         AA
               -----------------------------------------------
               Average Quality Short Term Bonds
               (w/o MFS Ratings)                          A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A           2/3/1992         1.38%      4.03%    5.39%    6.36%    5.97%
------------------------------------------------------------------------------
      B           9/7/1993         0.99%      3.23%    4.52%    5.52%    5.12%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Florid a municipal
debt fund+                         1.08%      3.72%    4.58%    5.58%    5.87%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.43%     -0.91%    3.69%    5.33%    5.46%
------------------------------------------------------------------------------
      B                           -2.97%     -0.75%    3.59%    5.19%    5.12%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.38%      4.03%   17.05%   36.11%   78.66%
------------------------------------------------------------------------------
      B                            0.99%      3.23%   14.17%   30.79%   64.71%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) GEORGIA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               ----------------------------------------------
                              PORTFOLIO STRUCTURE*
               ----------------------------------------------

               Bonds                                    98.9%
               Cash & Other Net Assets                   1.1%

               ----------------------------------------------
                                CREDIT QUALITY**
               ----------------------------------------------

               AAA                                       40.2%
               -----------------------------------------------
               AA                                        27.3%
               -----------------------------------------------
               A                                          7.9%
               -----------------------------------------------
               BBB                                        7.8%
               -----------------------------------------------
               BB                                         0.7%
               -----------------------------------------------
               Not Rated                                 15.7%
               -----------------------------------------------
               Other                                      0.4%
               -----------------------------------------------

               ----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               ----------------------------------------------

               Water and Sewer Revenue                   27.9%
               -----------------------------------------------
               Universities/Colleges                      9.6%
               -----------------------------------------------
               Healthcare/Hospitals                       7.9%
               -----------------------------------------------
               Municipal Owned Utilities                  7.6%
               -----------------------------------------------
               State and Local Agencies                   7.4%
               -----------------------------------------------

               ----------------------------------------------
                                PORTFOLIO FACTS
               ----------------------------------------------

               Average Duration                           7.8
               -----------------------------------------------
               Average Life                          16.4 Yrs
               -----------------------------------------------
               Average Maturity                      16.9 Yrs
               -----------------------------------------------
               Average  Quality (w/o MFS  Ratings)         AA
               -----------------------------------------------
               Average Quality Short Term Bonds
               (w/o MFS Ratings)                          A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A           6/6/1988         1.18%      3.77%    5.22%    6.28%    5.88%
------------------------------------------------------------------------------
      B           9/7/1993         0.81%      3.00%    4.44%    5.50%    5.08%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Georgia municipal
debt fund+                         0.85%      3.20%    4.71%    5.77%    5.85%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.62%     -1.16%    3.53%    5.25%    5.37%
------------------------------------------------------------------------------
      B                           -3.15%     -0.98%    3.51%    5.17%    5.08%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.18%      3.77%   16.50%   35.57%   77.10%
------------------------------------------------------------------------------
      B                            0.81%      3.00%   13.91%   30.69%   64.20%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) MARYLAND MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     98.6%
               Cash & Other Net Assets                    1.4%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       48.1%
               -----------------------------------------------
               AA                                        20.1%
               -----------------------------------------------
               A                                         12.0%
               -----------------------------------------------
               BBB                                        9.0%
               -----------------------------------------------
               B                                          0.3%
               -----------------------------------------------
               Not Rated                                 10.4%
               -----------------------------------------------
               Other                                      0.1%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Healthcare/Hospitals                      22.1%
               -----------------------------------------------
               Municipal General Obligations/IMPT        15.2%
               -----------------------------------------------
               Universities/Colleges                     10.8%
               -----------------------------------------------
               State and Local Agencies                   9.3%
               -----------------------------------------------
               Municipal General Obligations/GP           7.4%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                           7.6
               -----------------------------------------------
               Average Life                          15.6 Yrs
               -----------------------------------------------
               Average Maturity                      16.2 Yrs
               -----------------------------------------------
               Average  Quality (w/o MFS  Ratings)         AA
               -----------------------------------------------
               Average Quality Short Term Bonds
               (w/o MFS Ratings)                          A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A          10/31/1984        1.12%      3.45%    5.14%    6.14%    5.73%
------------------------------------------------------------------------------
      B           9/7/1993         0.71%      2.78%    4.46%    5.46%    5.04%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Maryland municipal
debt fund+                         1.03%      3.47%    4.63%    5.53%    5.65%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.68%     -1.47%    3.45%    5.11%    5.22%
------------------------------------------------------------------------------
      B                           -3.25%     -1.18%    3.54%    5.13%    5.04%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.12%      3.45%   16.22%   34.73%   74.64%
------------------------------------------------------------------------------
      B                            0.71%      2.78%   13.99%   30.45%   63.47%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     98.8%
               Cash & Other Net Assets                    1.2%

               -----------------------------------------------
                                CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       43.7%
               -----------------------------------------------
               AA                                        26.3%
               -----------------------------------------------
               A                                          5.6%
               -----------------------------------------------
               BBB                                       10.5%
               -----------------------------------------------
               BB                                         1.4%
               -----------------------------------------------
               Not Rated                                 11.5%
               -----------------------------------------------
               Other                                      1.0%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Municipal General Obligations/GP          19.8%
               -----------------------------------------------
               Universities/Colleges                     18.2%
               -----------------------------------------------
               Healthcare/Hospitals                      11.0%
               -----------------------------------------------
               Municipal General Obligations/IMPT         5.8%
               -----------------------------------------------
               Universities/Secondary Schools             5.1%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                           7.9
               -----------------------------------------------
               Average Life                          15.6 Yrs
               -----------------------------------------------
               Average Maturity                      16.9 Yrs
               -----------------------------------------------
               Average  Quality (w/o MFS  Ratings)         AA
               -----------------------------------------------
               Average Quality Short Term Bonds
               (w/o MFS Ratings)                          A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A           4/9/1985         1.47%      4.10%    5.39%    6.29%    5.89%
------------------------------------------------------------------------------
      B           9/7/1993         1.14%      3.43%    4.74%    5.62%    5.21%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Massachusetts
municipal debt fund+               1.12%      4.00%    4.90%    5.91%    5.90%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.35%     -0.85%    3.69%    5.26%    5.38%
------------------------------------------------------------------------------
      B                           -2.82%     -0.56%    3.82%    5.29%    5.21%

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.47%      4.10%   17.06%   35.66%   77.29%
------------------------------------------------------------------------------
      B                            1.14%      3.43%   14.89%   31.41%   66.13%

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS MUNICIPAL BOND INDEX - a broad measure of the municipal bond market.

It is not possible to invest directly in an index.

Percentages are based on net assets as of 9/30/04.

 * For purposes of this graphical presentation, the bond component includes both the accrued interest on bonds and the equivalent exposure from any derivative holdings if applicable.
** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rated category.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. For those funds that offer Class C shares, Class C results, including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflect the deduction of the 1% CDSC.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH, SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

RISK CONSIDERATIONS

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

A portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

If you are not a resident of the state to which the fund is targeted, the state tax exemption will not apply.

The portfolio may concentrate its investments in one state. By doing so, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting that state than is a portfolio that invests more broadly.

The fund may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The fund may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects, such as building a hospital, and are not backed by the full faith and credit of the municipal issuer. The fund may invest in assets in revenue bonds relating to any one specific industry (e.g., housing, health care, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income. Municipal securities backed by current or and revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The fund's investment in municipal securities may include municipal lease obligations. Municipal lease obligations are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. When a fund invests in municipal lease obligations, it may have limited recourse in the event of default or termination. In some cases, payments under municipal leases do not have to be made unless the appropriate legislative body specifically approves money for that purposes.

The portfolio focuses on companies in a limited number of sectors or industries making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors or industries than a portfolio that invests more broadly.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
FUND EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
APRIL 1, 2004, THROUGH SEPTEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) ALABAMA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.82%       $1,000          $1,012          $4.14
  A     ------------------------------------------------------------------------
        Hypothetical        0.82%       $1,000          $1,021          $4.15
--------------------------------------------------------------------------------
        Actual              1.57%       $1,000          $1,008          $7.90
  B    -------------------------------------------------------------------------
        Hypothetical        1.57%       $1,000          $1,017          $7.94
--------------------------------------------------------------------------------

MFS(R) ARKANSAS MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.61%       $1,000          $1,011          $3.07
  A     ------------------------------------------------------------------------
        Hypothetical        0.61%       $1,000          $1,022          $3.09
--------------------------------------------------------------------------------
        Actual              1.38%       $1,000          $1,007          $6.94
  B    -------------------------------------------------------------------------
        Hypothetical        1.38%       $1,000          $1,018          $6.98
--------------------------------------------------------------------------------

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.58%       $1,000          $1,018          $2.93
  A     ------------------------------------------------------------------------
        Hypothetical        0.58%       $1,000          $1,022          $2.94
--------------------------------------------------------------------------------
        Actual              1.33%       $1,000          $1,014          $6.71
  B    -------------------------------------------------------------------------
        Hypothetical        1.33%       $1,000          $1,018          $6.73
--------------------------------------------------------------------------------
        Actual              1.48%       $1,000          $1,013          $7.47
  C     ------------------------------------------------------------------------
        Hypothetical        1.48%       $1,000          $1,018          $7.49
--------------------------------------------------------------------------------

MFS(R) FLORIDA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.54%       $1,000          $1,014          $2.73
  A     ------------------------------------------------------------------------
        Hypothetical        0.54%       $1,000          $1,022          $2.74
--------------------------------------------------------------------------------
        Actual              1.31%       $1,000          $1,010          $6.60
  B    -------------------------------------------------------------------------
        Hypothetical        1.31%       $1,000          $1,018          $6.63
--------------------------------------------------------------------------------

MFS(R) GEORGIA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.87%       $1,000          $1,012          $4.39
  A     ------------------------------------------------------------------------
        Hypothetical        0.87%       $1,000          $1,021          $4.41
--------------------------------------------------------------------------------
        Actual              1.62%       $1,000          $1,008          $8.16
  B    -------------------------------------------------------------------------
        Hypothetical        1.62%       $1,000          $1,017          $8.19
--------------------------------------------------------------------------------


MFS(R) MARYLAND MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.86%       $1,000          $1,011          $4.34
  A     ------------------------------------------------------------------------
        Hypothetical        0.86%       $1,000          $1,021          $4.36
--------------------------------------------------------------------------------
        Actual              1.51%       $1,000          $1,007          $7.60
  B    -------------------------------------------------------------------------
        Hypothetical        1.51%       $1,000          $1,017          $7.64
--------------------------------------------------------------------------------


MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio^      4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.81%       $1,000          $1,015          $4.09
  A     ------------------------------------------------------------------------
        Hypothetical        0.81%       $1,000          $1,021          $4.10
--------------------------------------------------------------------------------
        Actual              1.46%       $1,000          $1,011          $7.36
  B    -------------------------------------------------------------------------
        Hypothetical        1.46%       $1,000          $1,018          $7.38
--------------------------------------------------------------------------------

 * Ending account value reflects each class" ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

^ MFS Massachusetts Municipal Bond Fund's annualized expense ratios include a non-recurring reimbursement of shareholder servicing costs. Had the reimbursement not occurred, the expense ratios would have increased by 0.06%.

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04      MFS(R) ALABAMA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.9%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                     PAR AMOUNT      $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 2.2%               Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2022                 $1,000,000   $1,086,970
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Port Authority Docks Facility MBIA, 5.25%, 2026                     1,000,000    1,037,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,124,790
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 13.1%      Boaz, AL, School Warrants, "A", XLCA, 5%, 2025 - 2029                      $1,650,000   $1,694,664
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029              1,000,000    1,010,980
-------------------------------------------------------------------------------------------------------------------------------
                             Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                       1,030,000    1,094,200
-------------------------------------------------------------------------------------------------------------------------------
                             Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                             1,500,000    1,562,115
-------------------------------------------------------------------------------------------------------------------------------
                             Hoover, AL, "B", 6%, 2017                                                     500,000      566,730
-------------------------------------------------------------------------------------------------------------------------------
                             Houston County, AL, AMBAC, 6.25%, 2019                                        750,000      881,888
-------------------------------------------------------------------------------------------------------------------------------
                             Huntsville, AL, "A", 5.5%, 2020                                             1,000,000    1,021,480
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                      1,750,000    1,908,533
-------------------------------------------------------------------------------------------------------------------------------
                             Mobile County, AL, 6%, 2009(++)                                             1,345,000    1,550,287
-------------------------------------------------------------------------------------------------------------------------------
                             Russell County, AL, Warrants, "A", AMBAC, 5%, 2017                          1,000,000    1,077,880
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,368,757
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 7.6%           Birmingham, AL, 5.75%, 2019                                                $2,000,000   $2,236,400
-------------------------------------------------------------------------------------------------------------------------------
                             Birmingham, AL, "A", 5.75%, 2017                                            1,000,000    1,134,070
-------------------------------------------------------------------------------------------------------------------------------
                             Birmingham, AL, Refunding & Capital Improvement, "B", AMBAC, 5.25%, 2022    1,000,000    1,081,340
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Capital Improvement & Refunding Warrants, "A",
                             MBIA, 5%, 2023                                                              1,000,000    1,040,560
-------------------------------------------------------------------------------------------------------------------------------
                             Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                  1,005,000    1,063,602
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Municipal Finance Agency, RITES, FSA, 9.1574%, 2017+(+)           500,000      609,780
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,165,752
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.3%               Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                           $2,015,000   $2,220,328
-------------------------------------------------------------------------------------------------------------------------------
                             Phenix City, AL, AMBAC, 5.65%, 2021                                         1,500,000    1,664,190
-------------------------------------------------------------------------------------------------------------------------------
                             Tuscaloosa, AL, Warrants, 5.7%, 2018                                        1,000,000    1,117,620
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,002,138
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Alabama Special Care Facilities Financing Authority (Daughters of
Hospitals - 14.6%            Charity), AMBAC, ETM, 5%, 2025(++)                                         $1,500,000   $1,514,820
-------------------------------------------------------------------------------------------------------------------------------
                             Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas
                             Hospital), 6.75%, 2015                                                        500,000      516,075
-------------------------------------------------------------------------------------------------------------------------------
                             Birmingham Medical Center, East Alabama, Special Health Care Facilities,
                             Eastern Health Systems, "B", 5%, 2018                                         500,000      492,015
-------------------------------------------------------------------------------------------------------------------------------
                             Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical Center),
                             5.625%, 2015                                                                  300,000      321,573
-------------------------------------------------------------------------------------------------------------------------------
                             Cullman, AL, Medical Park, South Clinic, "A", 6.5%, 2023                    1,000,000    1,003,010
-------------------------------------------------------------------------------------------------------------------------------
                             DCH Health Care Authority, Alabama Facilities Rev., 5.25%, 2016             1,000,000    1,060,070
-------------------------------------------------------------------------------------------------------------------------------
                             Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2022              1,000,000    1,132,260
-------------------------------------------------------------------------------------------------------------------------------
                             Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                      950,000      981,246
-------------------------------------------------------------------------------------------------------------------------------
                             Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023             1,000,000    1,024,400
-------------------------------------------------------------------------------------------------------------------------------
                             Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza
                             Coffee Memorial Hospital), MBIA, 5.75%, 2008(++)                            1,000,000    1,124,410
-------------------------------------------------------------------------------------------------------------------------------
                             Lauderdale County & Florence, AL, Health Care Authority Rev., "A",
                             (Coffee Health Group), MBIA, 5.75%, 2014                                    1,000,000    1,123,300
-------------------------------------------------------------------------------------------------------------------------------
                             Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032           1,000,000    1,027,040
-------------------------------------------------------------------------------------------------------------------------------
                             Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic),
                             AMBAC, 5.875%, 2016                                                         1,000,000    1,067,640
-------------------------------------------------------------------------------------------------------------------------------
                             Montgomery, AL, Special Care Facilities Financing Authority Rev., "C"
                             (Baptist Medical Center), FSA, 5.375%, 2019                                 1,150,000    1,223,566
-------------------------------------------------------------------------------------------------------------------------------
                             Valley, AL, Special Care Facilities Financing Authority, "A" (Lanier
                             Memorial Hospital), 5.65%, 2022                                            13,827,956   13,827,956
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,827,956
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.),
Metals - 0.5%                6.875%, 2030                                                                 $500,000     $515,605
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 0.5%                 Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016          $400,000     $446,624
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 3.3%                 Butler, AL, Solid Waste Disposal Rev. (James River Corp.), 8%, 2028          $150,000     $154,256
-------------------------------------------------------------------------------------------------------------------------------
                             Camden, AL, Industrial Development Board Exempt Rev., "B",
                             (Weyerhaeuser), 6.375%, 2024                                                  500,000      526,425
-------------------------------------------------------------------------------------------------------------------------------
                             Mobile, AL, Industrial Development Board Improvement Rev., "A"
                             (International Paper Co.), 6.35%, 2016                                        650,000      704,353
-------------------------------------------------------------------------------------------------------------------------------
                             Mobile, AL, Industrial Development Board Improvement Rev., "B"
                             (International Paper Co.), 6.45%, 2019                                        350,000      378,354
-------------------------------------------------------------------------------------------------------------------------------
                             Phenix City, AL, Environmental Improvement Rev., 6.35%, 2035                  750,000      786,795
-------------------------------------------------------------------------------------------------------------------------------
                             Selma, AL, Industrial Development Board, "A" (International Paper Co.),
                             6.7%, 2018                                                                    500,000      551,335
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,101,518
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -      Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
Other - 3.6%                 Administrative Building), ETM, 12.5%, 2010(++)                             $1,735,000   $2,269,692
-------------------------------------------------------------------------------------------------------------------------------
                             East Central Alabama Industrial Development Authority Rev., AMBAC,
                             5.4%, 2008(++)                                                                210,000      233,764
-------------------------------------------------------------------------------------------------------------------------------
                             East Central Alabama Industrial Development Authority Rev., Unrefunded
                             Balance, AMBAC, 5.4%, 2015                                                    790,000      866,693
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,370,149
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Alabama Housing Finance Authority, Multi-Family Residential Development
Revenue - 2.6%               Rev., "K", (South Bay Apartments), FNMA, 5.875%, 2021                        $960,000   $1,015,200
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Housing Finance Authority, Multi-Family Residential Development
                             Rev., FHA, 7.25%, 2023                                                      1,185,000    1,190,249
-------------------------------------------------------------------------------------------------------------------------------
                             Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments),
                             8%, 2030*                                                                     395,000       78,533
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Housing Finance Corp., Multi-Family Mortgage Rev., LOC,
                             7.5%, 2015                                                                    175,000      175,560
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,459,542
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program
State - 2.4%                 II, "B", 5.15%, 2019                                                         $400,000     $409,732
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                             Collateral Home Mortgage Bond Program I, "B", 5.7%, 2015                      575,000      597,551
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                             Collateral Home Mortgage Bond Program II, "A", GNMA, 5.4%, 2022               835,000      852,385
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                             Collateral Home Mortgage Bond Program II, "B", 5.15%, 2019                    410,000      419,975
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,279,643
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 7.2%              Alabama Building Renovation Authority, AMBAC, 6%, 2014                     $1,515,000   $1,748,901
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Public School & College, Capital Improvement, "A", 5%, 2019           500,000      527,320
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Public School & College, Capital Improvement, "C", 5.75%,
                             2017 - 2018                                                                 2,035,000    2,286,958
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2020                865,000      948,438
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., RITES, AMBAC, 8.8516%, 2013 - 2016+(+)    1,000,000    1,317,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,829,017
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%           Virgin Islands Public Finance Authority, "A", ASST GTY, 5.5%, 2018         $1,000,000   $1,048,620
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                      $470,000     $423,531
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Alabama Board of Education Rev., Refunding & Improvement (Southern Union
Colleges - 5.0%              State Community College), MBIA, 5%, 2022                                   $1,000,000   $1,050,360
-------------------------------------------------------------------------------------------------------------------------------
                             Auburn University, General Fee Rev., AMBAC, 5%, 2029                        1,000,000    1,021,760
-------------------------------------------------------------------------------------------------------------------------------
                             Mobile, AL, Spring Hill College, Educational Building Authority Rev.,
                             "A", 5.25%, 2034                                                            1,000,000    1,041,060
-------------------------------------------------------------------------------------------------------------------------------
                             University of Alabama, General Rev. "A", MBIA, 5%, 2029                     1,000,000    1,022,690
-------------------------------------------------------------------------------------------------------------------------------
                             University of Alabama, University Rev., General Fee, FGIC, 5%, 2021           525,000      557,198
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,693,068
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 11.9%                Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023            $1,000,000   $1,051,390
-------------------------------------------------------------------------------------------------------------------------------
                             DeKalb & Cherokee County, AL, Gas Rev., AMBAC, 5.4%, 2016                   2,000,000    2,132,360
-------------------------------------------------------------------------------------------------------------------------------
                             Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2013+(+)                    500,000      607,950
-------------------------------------------------------------------------------------------------------------------------------
                             Guam Power Authority Rev., RITES, AMBAC, 8.0918%, 2018+(+)                  4,500,000    5,007,870
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                  875,000      905,468
-------------------------------------------------------------------------------------------------------------------------------
                             Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2020      1,000,000    1,101,190
-------------------------------------------------------------------------------------------------------------------------------
                             Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                              400,000      426,260
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,232,488
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility        Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A",
Revenue - 15.6%              AMBAC, 6%, 2021                                                              $725,000     $835,113
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C",
                             AMBAC, 5.75%, 2018                                                          1,000,000    1,127,840
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
                             AMBAC, 5.5%, 2016 - 2020                                                    2,380,000    2,525,572
-------------------------------------------------------------------------------------------------------------------------------
                             Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC,
                             5.75%, 2019                                                                 1,000,000    1,119,360
-------------------------------------------------------------------------------------------------------------------------------
                             Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                    750,000      766,125
-------------------------------------------------------------------------------------------------------------------------------
                             Bessemer, AL, Water Rev. Warrants, "A", 5.75%, 2026                         1,000,000    1,080,710
-------------------------------------------------------------------------------------------------------------------------------
                             Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034          1,365,000    1,396,449
-------------------------------------------------------------------------------------------------------------------------------
                             Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020                  750,000      808,290
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Warrants, "D", FGIC, 5.7%, 2007(++)       1,000,000    1,090,430
-------------------------------------------------------------------------------------------------------------------------------
                             Limestone County, AL, Water Authority, FGIC, 5.5%, 2026                     2,650,000    2,834,785
-------------------------------------------------------------------------------------------------------------------------------
                             Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                     1,000,000    1,087,480
-------------------------------------------------------------------------------------------------------------------------------
                             Ozark, AL, Utilities Board Water & Sewer Rev. AMBAC, 5%, 2031                 100,000      101,634
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,773,788
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $84,685,324)                                                                $91,662,986
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                     PAR AMOUNT      $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., due 10/07/04                               $200,000     $200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Capital Improvement
                             Warrants, "A", due 10/07/04                                                 1,000,000    1,000,000
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Warrants, "B-4", due 10/07/04               700,000      700,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $1,900,000)                                                       $1,900,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $86,585,324)                                                                    $93,562,986
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.1%                                                                                 1,089,833
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $94,652,819
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04            MFS(R) ARKANSAS MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 1.3%               Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                        $800,000      $849,000
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Island Authority Marine Rev., "A", FSA, 5.25%, 2018                 1,000,000     1,069,070
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,918,070
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 7.5%       Arkansas College Savings, "A", 0%, 2017                                   $1,840,000    $1,083,686
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Federal Highway, Grant Anticipation Tax Rev., 5%, 2014            1,500,000     1,646,550
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Federal Highway, Grant Anticipation Tax Rev., "A", 5.5%, 2011       850,000       949,186
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Infrastructure, RITES, ETM, 9.121%, 2019+
                             (+),(++)                                                                   1,250,000     1,546,725
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, RITES, MBIA, 9.621%, 2020+(+)                 3,000,000     3,852,720
-------------------------------------------------------------------------------------------------------------------------------
                             Sebastian County, AR, Community Refunding & Improvement, AMBAC,
                             5.6%, 2007(++)                                                             1,500,000     1,646,280
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,725,147
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -        Puerto Rico Municipal Finance Agency, RITES, FSA, 9.157%, 2017 - 2018+
Improvement - 3.4%           (+)                                                                       $3,985,000    $4,835,312
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 4.8%               Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012 - 2015     $4,450,000    $3,119,508
-------------------------------------------------------------------------------------------------------------------------------
                             Little Rock, AR, School District Construction, "C", FSA, 5%, 2017          1,000,000     1,065,000
-------------------------------------------------------------------------------------------------------------------------------
                             Little Rock, AR, School District, "A", FSA, 5.5%, 2005                       490,000       496,184
-------------------------------------------------------------------------------------------------------------------------------
                             Little Rock, AR, School District, "A", FSA, 5.4%, 2017                     1,000,000     1,084,670
-------------------------------------------------------------------------------------------------------------------------------
                             Rogers, AR, School District, Number 030, Refunding & Construction, "A",
                             AMBAC, 5%, 2007(++)                                                        1,000,000     1,080,180
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,845,542
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Arkansas Development Finance Authority, Health Refunding (Sister of
Hospitals - 9.4%             Mercy), "A", MBIA, 5%, 2013                                               $4,340,000    $4,786,195
-------------------------------------------------------------------------------------------------------------------------------
                             Batesville, AR, Medical District Rev. (White River Medical Center),
                             5.5%, 2024                                                                   750,000       764,685
-------------------------------------------------------------------------------------------------------------------------------
                             Baxter County, AR, Hospital Rev., Refunding & Improvement,
                             "B", 5.6%, 2021                                                            1,500,000     1,529,580
-------------------------------------------------------------------------------------------------------------------------------
                             Crittenden County, AR, Hospital Rev., Refunding & Improvement,
                             7.15%, 2025                                                                  750,000       741,608
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional
                             Medical Center), 5.8%, 2021                                                1,000,000     1,050,420
-------------------------------------------------------------------------------------------------------------------------------
                             Little Rock, AR, Health Facilities Board, Baptist Health-Bri Project,
                             5%, 2014                                                                     500,000       533,170
-------------------------------------------------------------------------------------------------------------------------------
                             Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical
                             Center), 6.9%, 2009                                                          400,000       462,392
-------------------------------------------------------------------------------------------------------------------------------
                             North Little Rock, AR, Baptist Health Facilities, 5.7%, 2022                 500,000       520,255
-------------------------------------------------------------------------------------------------------------------------------
                             Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), "B",
                             5.25%, 2015 - 2016                                                         1,500,000     1,566,400
-------------------------------------------------------------------------------------------------------------------------------
                             Sebastian County, AR, Health Facilities Improvement (Sparks Regional
                             Medical Center), "A", 5.25%, 2021                                          1,000,000     1,020,480
-------------------------------------------------------------------------------------------------------------------------------
                             State of Arkansas, Development Finance Authority Rev. (Washington
                             Regional Medical Center), 7.25%, 2020                                        500,000       551,685
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,526,870
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Arkansas Development Finance Authority Rev. (Evangelical Lutheran
Term Care - 1.0%             Project), "B", AMBAC, 5.375%, 2019                                        $1,315,000    $1,430,917
-------------------------------------------------------------------------------------------------------------------------------

Industrial Revenue -         Jonesboro, AR, Industrial Development Rev., Anheuser Busch Project,
Other - 1.0%                 4.6%, 2012                                                                $1,000,000    $1,064,170
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa LLC), 5.875%, 2022                                                  335,000       353,077
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,417,247
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Arkansas State Development Finance Authority, Industrial Facilities
Paper - 1.3%                 Rev. (Potlatch Corp.), 7.75%, 2025                                          $250,000      $270,690
-------------------------------------------------------------------------------------------------------------------------------
                             Camden, AR, Environmental Improvement (International Paper Co.), "A",
                             7.625%, 2018                                                               1,000,000     1,024,010
-------------------------------------------------------------------------------------------------------------------------------
                             Pine Bluff, AR, Environmental Improvement (International Paper Co.),
                             "A", 5.55%, 2022                                                             250,000       254,675
-------------------------------------------------------------------------------------------------------------------------------
                             Pine Bluff, AR, Environmental Refunding (International Paper Co.), "A",
                             6.7%, 2020                                                                   300,000       330,054
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,879,429
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Fort Smith, AR, Residential Housing (Gorman Towers), "A", GNMA,
Revenue - 0.7%               5.45%, 2037                                                               $1,000,000    $1,032,290
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Harrison, AR, Residential Housing Facilities Board, Single Family
Local - 7.3%                 Mortgage Rev., FGIC, ETM, 7.4%, 2011(++)                                  $4,000,000    $5,019,240
-------------------------------------------------------------------------------------------------------------------------------
                             Lonoke County, AR, Residential Housing Facilities, FNMA, 7.9%, 2011          170,119       176,758
-------------------------------------------------------------------------------------------------------------------------------
                             Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014      2,750,000     1,727,631
-------------------------------------------------------------------------------------------------------------------------------
                             Pulaski County, AR, Public Facilities Board, "A", GNMA, 5.75%, 2034        1,900,000     1,960,857
-------------------------------------------------------------------------------------------------------------------------------
                             Sherwood, AR, Residential Housing Facilities Board, Single Family Rev.,
                             MBIA, 7.5%, 2010(++)                                                       1,250,000     1,551,587
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,436,073
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 12.1%                Arkansas Development Finance Authority Rev., "1", 0%, 2011                  $750,000      $444,960
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority Rev., "A", GNMA, 4.7%, 2024         1,625,000     1,618,679
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Mortgage Backed Securities
                             Program, "B", 5%, 2029                                                       315,000       317,942
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Mortgage Backed Securities
                             Program, "C", GNMA, 5.35%, 2027                                            1,975,000     2,002,018
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Mortgage Backed Securities
                             Program, "E", GNMA, 5.4%, 2034                                               960,000       976,301
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Single Family Mortgage Rev.,
                             "B", GNMA, 5.125%, 2024                                                      500,000       513,965
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Single Family Mortgage Rev.,
                             "B", GNMA, 5.25%, 2035                                                     3,500,000     3,601,010
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Finance Authority, Mortgage Backed Securities Program, "B",
                             GNMA, 4.45%, 2034                                                          1,760,000     1,792,314
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Finance Authority, Single Family, "F", GNMA, 7.45%, 2027            432,500       440,341
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Finance Authority, Single Family, Mortgage Backed Securities
                             Program, 5.3%, 2023                                                          780,000       794,063
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Finance Authority, Single Family, Mortgage Backed Securities
                             Program, "B", GNMA, 6.7%, 2027                                             1,110,000     1,143,189
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Finance Authority, Single Family, Mortgage Backed Securities
                             Program, "D", 5.85%, 2024                                                  1,425,000     1,493,201
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Finance Authority, Single Family, Mortgage Backed Securities
                             Program, "I", GNMA, 5.3%, 2033                                               690,000       700,702
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Housing Development Agency, Single Family Mortgage Program,
                             ETM, 8.375%, 2011(++)                                                      1,000,000     1,318,510
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Housing Finance Authority, Mortgage Backed Securities, "A",
                             4.375%, 2017                                                                 180,000       183,109
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,340,304
-------------------------------------------------------------------------------------------------------------------------------
State & Local                Arkansas Development Finance Authority, Economic Development Rev., "B",
Agencies - 3.8%              5%, 2018                                                                    $175,000      $180,541
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Economic Development Rev., "B",
                             AMBAC, 5.8%, 2020                                                            500,000       532,345
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Park Mt. Magazine Project, FSA,
                             5%, 2019                                                                   1,715,000     1,846,883
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Public Health, Laboratory Project, AMBAC, 5%, 2018      580,000       624,266
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Buildings Authority Rev. (State Office Building),
                             XCLA, 5.25%, 2025                                                          2,000,000     2,262,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,446,335
-------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.5%  Arkansas Student Loan Authority, "B", 6.25%, 2006(++)                     $2,000,000    $2,139,720
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 3.1%           Little Rock, AR, Hotel & Restaurant Gross Receipts Tax, 7.375%, 2015      $2,790,000    $3,478,935
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority Rev., 5.5%, 2022                   1,000,000     1,030,840
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,509,775
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%               Children's Trust Fund, Settlement Rev., PR, 5.375%, 2033                    $240,000      $216,271
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico Highway & Transportation Authority, "B",
Tax - 2.5%                   MBIA, 5.875%, 2021                                                        $2,000,000    $2,283,460
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico Highway & Transportation Authority, "G",
                             5%, 2023                                                                     750,000       773,670
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico Highway & Transportation Authority, "G",
                             FGIC, 5%, 2022                                                               500,000       531,740
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,588,870
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Arkansas State University, Student Fee-ASU Newport Campus, AMBAC,
Colleges - 10.2%             5%, 2028                                                                    $700,000      $707,735
-------------------------------------------------------------------------------------------------------------------------------
                             Conway, AR, Public Facilities Rev. (Hendrix College), 5.85%, 2016          1,000,000     1,050,470
-------------------------------------------------------------------------------------------------------------------------------
                             Siloam Springs, AR, Public Education Facilities, Capital Improvement
                             (John Brown University), AMBAC, 5.35%, 2020                                  500,000       540,105
-------------------------------------------------------------------------------------------------------------------------------
                             University of Arkansas, University Facilities Rev. (Fayetteville
                             Campus), FGIC, 5.5%, 2020                                                  2,870,000     3,216,352
-------------------------------------------------------------------------------------------------------------------------------
                             University of Arkansas, University Facilities Rev. (Fayetteville
                             Campus), FGIC, 5%, 2027 - 2032                                             5,655,000     5,771,345
-------------------------------------------------------------------------------------------------------------------------------
                             University of Arkansas, University Revs. (Fayetteville Campus), FGIC,
                             5.5%, 2016                                                                 1,765,000     2,020,713
-------------------------------------------------------------------------------------------------------------------------------
                             University of Central Arkansas, "A", AMBAC, 5%, 2023                       1,100,000     1,139,237
-------------------------------------------------------------------------------------------------------------------------------
                             University of Central Arkansas, Student Housing Rev., "C", FGIC,
                             5%, 2034                                                                     250,000       252,015
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,697,972
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormitories - 2.7%           Arkansas State University Rev., Housing Systems, AMBAC, 5.15%, 2021       $1,240,000    $1,314,685
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Tech University Rev., Housing Systems, AMBAC, 5.2%, 2026          1,000,000     1,046,830
-------------------------------------------------------------------------------------------------------------------------------
                             Pope County, AR, Residential Housing, Arkansas Tech University Project,
                             "A", 6%, 2027                                                              1,000,000       962,660
-------------------------------------------------------------------------------------------------------------------------------
                             University of Central Arkansas, Student Housing Rev., "C", FGIC,
                             5.25%, 2029                                                                  500,000       514,930
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,839,105
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Jefferson County, AR, Pollution Control Rev. (Arkansas Power & Light
Owned - 0.7%                 Co.), 6.3%, 2018                                                          $1,050,000    $1,078,035
-------------------------------------------------------------------------------------------------------------------------------

Utilities - Municipal
Owned - 7.8%                 Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                 $470,000      $478,300
-------------------------------------------------------------------------------------------------------------------------------
                             North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010 - 2015         8,000,000     9,643,040
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024              1,000,000     1,046,370
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,167,710
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 15.5%              Arkansas Community Public Water Systems, "B", MBIA, 5%, 2017              $1,400,000    $1,512,070
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority Waste, Revolving Loan Fund, "A",
                             5%, 2011                                                                   1,000,000     1,102,060
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Economic Development Rev., "I",
                             AMBAC, 5.65%, 2014                                                           375,000       397,792
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Revolving Loan Fund, "A",
                             5.85%, 2006(++)                                                            2,130,000     2,292,902
-------------------------------------------------------------------------------------------------------------------------------
                             Arkansas Development Finance Authority, Revolving Loan Fund, "A",
                             5.5%, 2018                                                                 1,750,000     2,041,760
-------------------------------------------------------------------------------------------------------------------------------
                             Beaver, AR, Water District Rev., AMBAC, 5%, 2016 - 2017                    2,000,000     2,167,970
-------------------------------------------------------------------------------------------------------------------------------
                             Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                  1,315,000     1,438,926
-------------------------------------------------------------------------------------------------------------------------------
                             Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2019                     1,000,000     1,107,000
-------------------------------------------------------------------------------------------------------------------------------
                             Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA,
                             5%, 2019 - 2021                                                            4,875,000     5,140,550
-------------------------------------------------------------------------------------------------------------------------------
                             Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022            1,750,000     1,803,795
-------------------------------------------------------------------------------------------------------------------------------
                             Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2020                765,000       852,279
-------------------------------------------------------------------------------------------------------------------------------
                             South Sebastian County, AR, Water Refunding, MBIA, 5%, 2038                1,000,000     1,008,090
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018          1,250,000     1,338,663
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $22,203,857
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $128,712,328)                                                              $140,274,851
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                             due 10/07/04                                                                $200,000      $200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.),
                             due 10/01/04                                                               1,900,000     1,900,000
-------------------------------------------------------------------------------------------------------------------------------
                             Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.
                             Project), due 10/01/04                                                       200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $2,300,000)                                                       $2,300,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $131,012,328)                                                                  $142,574,851
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                                                 1,045,318
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $143,620,169
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) CALIFORNIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.8%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.7%               Long Beach, CA, Habor Rev., "A" FGIC, 5.25%, 2018                         $3,500,000    $3,730,510
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Department of Airports Rev. (Ontario International
                             Airport), "A", FGIC, 6%, 2017                                              4,100,000     4,346,328
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Habor Department Rev.,"B", 5.375%, 2023                   3,000,000     3,084,029
-------------------------------------------------------------------------------------------------------------------------------
                             Port Oakland, CA, "K", FGIC, 5.75%, 2020                                   4,000,000     4,366,480
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,527,347
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -        Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA,
General Purpose - 7.6%       9.136%, 2017+(+)                                                          $1,500,000    $2,004,000
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC,
                             9.236%, 2016+(+)                                                           3,300,000     4,469,454
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, RITES, 8.582%, 2014+(+)                                   5,405,000     6,895,159
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, 10%, 2007                                             1,055,000     1,280,485
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, 5.5%, 2016                                            3,000,000     3,337,710
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, 5.125%, 2025                                          2,000,000     2,073,160
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, 5.25%, 2029                                           2,000,000     2,059,900
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, AMBAC, 7.2%, 2008                                     1,600,000     1,856,144
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, AMBAC, 6.3%, 2010                                     3,000,000     3,512,340
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, AMBAC, 7%, 2010                                       2,000,000     2,415,980
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, RITES, "B", 9.5623%, 2017+(+)                         1,250,000     1,589,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $31,493,532
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 16.7%              Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027              $1,500,000    $1,537,845
-------------------------------------------------------------------------------------------------------------------------------
                             Butte Glenn Community College District, "A", MBIA, 5%, 2026                1,885,000     1,939,458
-------------------------------------------------------------------------------------------------------------------------------
                             Campbell, CA, Union High School District, FSA, 5%, 2021                    1,280,000     1,348,621
-------------------------------------------------------------------------------------------------------------------------------
                             Campbell, CA, Union School District, Election 2002, "B", FGIC,
                             5.5%, 2033                                                                 2,270,000     2,453,121
-------------------------------------------------------------------------------------------------------------------------------
                             Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020        1,185,000     1,351,658
-------------------------------------------------------------------------------------------------------------------------------
                             Centinela Valley, CA, Union High School Election, "C", FGIC, 5.2%, 2032    1,000,000     1,043,070
-------------------------------------------------------------------------------------------------------------------------------
                             Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                1,000,000     1,024,650
-------------------------------------------------------------------------------------------------------------------------------
                             Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026           1,200,000     1,292,904
-------------------------------------------------------------------------------------------------------------------------------
                             Coronada, CA, Union School District, "A", 5.7%, 2020                       1,285,000     1,443,016
-------------------------------------------------------------------------------------------------------------------------------
                             Escondido, CA, Union School District, "A", FSA, 5%, 2026                   1,000,000     1,026,040
-------------------------------------------------------------------------------------------------------------------------------
                             Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                  4,275,000     4,742,471
-------------------------------------------------------------------------------------------------------------------------------
                             Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                  1,695,000     1,925,418
-------------------------------------------------------------------------------------------------------------------------------
                             Little Lake, CA, City School District, "A", FSA, 6.125%, 2025              1,035,000     1,174,756
-------------------------------------------------------------------------------------------------------------------------------
                             Live Oak, CA, School District, Santa Cruz County, Election 2004, "A",
                             MBIA, 5%, 2033                                                             1,360,000     1,391,348
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Union School District Election of 1997, "E", MBIA,
                             5.125%, 2027                                                               5,000,000     5,212,350
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Union School District, RITES, FSA, 8.582%, 2020+(+)       5,000,000     5,955,200
-------------------------------------------------------------------------------------------------------------------------------
                             Manhattan Beach, CA, Union High School, Election of 2000, Capital
                             Appreciation, "A", FGIC, 0%, 2020                                          2,415,000     1,129,157
-------------------------------------------------------------------------------------------------------------------------------
                             Moreno Valley, CA, Union School Distric,t Election 2004, "A", FSA,
                             5%, 2026                                                                   1,715,000     1,769,211
-------------------------------------------------------------------------------------------------------------------------------
                             Moreno Valley, CA, Union School District, Election 2004, "A", FSA,
                              5%, 2025                                                                  1,075,000     1,115,882
-------------------------------------------------------------------------------------------------------------------------------
                             Morgan Hill, CA, Union School District, FGIC, 5.5%, 2020                   2,545,000     2,810,062
-------------------------------------------------------------------------------------------------------------------------------
                             Natomas Union School District, Election 2002 "B", FGIC, 5%, 2028           1,430,000     1,467,523
-------------------------------------------------------------------------------------------------------------------------------
                             Oceanside, CA, Union School District Election of 2000, "C", MBIA,
                             5.25%, 2032                                                                1,940,000     2,031,199
-------------------------------------------------------------------------------------------------------------------------------
                             Rowland, CA, Union School District, "A", FSA, 5.5%, 2020                   1,250,000     1,381,750
-------------------------------------------------------------------------------------------------------------------------------
                             Sacramento, CA, City Union School District, "A", 5.875%, 2009(++)          2,075,000     2,421,919
-------------------------------------------------------------------------------------------------------------------------------
                             San Diego, CA, Union School District, "C", FSA, 5%, 2026                   2,150,000     2,211,598
-------------------------------------------------------------------------------------------------------------------------------
                             San Gabriel, CA, Union School District, "A", FSA, 5%, 2024                 2,000,000     2,072,040
-------------------------------------------------------------------------------------------------------------------------------
                             San Jose, CA, Evergreen Community College District, "B", FGIC,
                             5.5%, 2020                                                                 1,425,000     1,613,015
-------------------------------------------------------------------------------------------------------------------------------
                             San Ysidro, CA, School District, AMBAC, 6.125%, 2021                         960,000     1,125,811
-------------------------------------------------------------------------------------------------------------------------------
                             Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                   2,210,000     2,454,448
-------------------------------------------------------------------------------------------------------------------------------
                             Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%,
                             2020 - 2021                                                                2,330,000     2,608,732
-------------------------------------------------------------------------------------------------------------------------------
                             Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2020              1,100,000     1,222,155
-------------------------------------------------------------------------------------------------------------------------------
                             Visalia, CA, Union School District, Certificate Participants, MBIA,
                             0%, 2005                                                                   4,655,000     4,563,250
-------------------------------------------------------------------------------------------------------------------------------
                             Vista, CA, Union School District, "A", FSA, 5%, 2023                       1,000,000     1,041,400
-------------------------------------------------------------------------------------------------------------------------------
                             Washington, CA, Union School District, Election of 1999, "A", FGIC,
                             5.625%, 2021                                                               1,000,000     1,120,320
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $69,021,398
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 10.0%            Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020       $1,000,000    $1,022,040
-------------------------------------------------------------------------------------------------------------------------------
                             California Health Facilities Financing Authority Rev. (Marshall
                             Hospital), "A", 5.25%, 2018                                                1,000,000     1,044,100
-------------------------------------------------------------------------------------------------------------------------------
                             California Health Facilities Financing Authority Rev., Catholic
                             Healthcare West, "G", 5.25%, 2023                                          2,000,000     2,024,740
-------------------------------------------------------------------------------------------------------------------------------
                             California Health Facilities Financing Authority Rev., Health
                             Facilities (Adventist Health Systems), "A", 5%, 2033                       1,750,000     1,719,043
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development Authority Rev. (Henry Mayo
                             Newhall Memorial Hospital), "A", 5%, 2018                                  2,000,000     2,107,420
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development Authority Rev. (Kaiser
                             Permanente), "A", 5.5%, 2032                                               2,000,000     2,069,880
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development Authority Rev. (Los
                             Angeles Childrens Hospital), 5.125%, 2019                                  4,000,000     4,143,920
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development Authority Rev., CHFC, ETM,
                             0%, 2007 - 2008(++)                                                        9,990,000     9,092,320
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development Authority Rev., Health
                             Facilities (Memorial Health Services), "A", 6%, 2023                       1,500,000     1,612,665
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development, "B", 5.625%, 2042            4,000,000     4,137,200
-------------------------------------------------------------------------------------------------------------------------------
                             Central California Joint Powers Health Financing (Community Hospitals
                             of Central California), 5.625%, 2021                                       1,000,000     1,020,000
-------------------------------------------------------------------------------------------------------------------------------
                             Corona, CA, Certificate of Participants, Corona Community Mand Tnr,
                             8%, 2005(++)                                                                 585,000       600,742
-------------------------------------------------------------------------------------------------------------------------------
                             Kaweah Delta Health Care District Rev., 6%, 2034                           2,000,000     2,128,680
-------------------------------------------------------------------------------------------------------------------------------
                             Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center),
                             5.625%, 2029                                                               3,000,000     3,085,500
-------------------------------------------------------------------------------------------------------------------------------
                             Tahoe Forest, CA, Hospital District Rev., "A", 5.85%, 2022                 1,000,000     1,026,520
-------------------------------------------------------------------------------------------------------------------------------
                             University of California Revs. (UCLA Medical Center), "A", AMBAC,
                             5.25%, 2030                                                                1,250,000     1,302,000
-------------------------------------------------------------------------------------------------------------------------------
                             Washington Township, CA, Health Care Rev., 5%, 2018                        1,000,000     1,023,960
-------------------------------------------------------------------------------------------------------------------------------
                             West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029        2,000,000     2,110,020
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $41,270,750
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    California Health Facilities Financing Authority Rev. (Paradise Valley
Term Care - 0.6%             Estates), 5.125%, 2022                                                    $1,000,000    $1,035,730
-------------------------------------------------------------------------------------------------------------------------------
                             La Verne, CA, Certificate Participants (Brethren Hillcrest Homes), "B",
                             6.625%, 2025                                                               1,000,000     1,026,450
-------------------------------------------------------------------------------------------------------------------------------
                             Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae),
                             7.375%, 2027                                                                 475,000       495,539
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,557,719
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Abag Finance Authority for Non-Profit Corporations (Rhoda Haas Goldman
Other - 0.5%                 Plaza), CHFC, 5.125%, 2015                                                $2,000,000    $2,121,320
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%        California Statewide Communities Development Authority (Prides
                             Industries), 7.125%, 2016                                                 $1,820,000    $1,871,743
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental                California Pollution Control Financing Authority, Solid Waste Disposal
Services - 1.3%              Rev. (Browning Ferris, Inc.), 5.8%, 2016                                  $2,000,000    $1,890,440
-------------------------------------------------------------------------------------------------------------------------------
                             California Pollution Control Financing Authority, Solid Waste Disposal
                             Rev. (Waste Management Project), "A", 5.125%, 2031                         2,250,000     2,342,025
-------------------------------------------------------------------------------------------------------------------------------
                             California Pollution Control Financing Rev. (Laidlaw, Inc.), "A",
                             6.7%, 2007*                                                                2,750,000       123,750
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Community Development Authority, Solid Waste
                             Facilities Rev. (Republic Services, Inc.), "A", 4.95%, 2012                1,000,000     1,052,860
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,409,075
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         California Pollution Control, Financing Authority Rev. (Frito-Lay,
Other - 0.5%                 Inc.), 6.375%, 2004                                                       $1,025,000    $1,029,110
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                             960,000     1,011,802
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,040,912
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 0.7%               Del Mar, CA, Race Track Authority Rev., 6.2%, 2011                        $1,365,000    $1,447,432
-------------------------------------------------------------------------------------------------------------------------------
                             Del Mar, CA, Race Track Authority Rev., 6.45%, 2013                        1,350,000     1,354,995
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,802,427
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 1.1%                 California Infrastruture & Economic Development Rev., MBIA, 5.5%, 2019    $1,000,000    $1,103,850
-------------------------------------------------------------------------------------------------------------------------------
                             South Coast Air Quality Management District Building Corp., California
                             Rev., "B" AMBAC, 0%, 2005                                                  3,480,000     3,433,298
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,537,148
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         California Housing Finance Agency Rev., Multi-Unit Rental Housing, "B
Revenue - 3.2%               II", 6.7%, 2015                                                           $2,750,000    $2,757,233
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development Authority Rev. (Irvine
                             Apartments), 5.25%, 2025                                                   6,000,000     6,253,860
-------------------------------------------------------------------------------------------------------------------------------
                             Palmdale, CA, Multi-Family Housing Rev., "A", FNMA, 7.375%, 2024           1,000,000     1,010,480
-------------------------------------------------------------------------------------------------------------------------------
                             San Bernardino County, CA (Equity Residential/Redlands), "A",
                             5.2%, 2028                                                                 3,000,000     3,177,540
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,199,113
-------------------------------------------------------------------------------------------------------------------------------
Parking - 0.3%               San Francisco, CA, Union Square, MBIA, 6%, 2020                           $1,000,000    $1,135,580
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax           Contra Costa, CA, Transportation & Sales Tax Rev., "A", ETM,
Revenue - 0.3%               6.875%, 2007(++)                                                          $1,350,000    $1,430,784
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
Local - 1.2%                 California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031     $115,000      $125,043
-------------------------------------------------------------------------------------------------------------------------------
                             California Rural Home Mortgage Finance Authority Rev., Mortgage Backed
                             Securities Program, "B4", GNMA, 6.35%, 2029                                  145,000       147,205
-------------------------------------------------------------------------------------------------------------------------------
                             Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010(++)       1,600,000     1,842,672
-------------------------------------------------------------------------------------------------------------------------------
                             Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023(++)         2,000,000     2,792,000
-------------------------------------------------------------------------------------------------------------------------------
                             San Bernardino County, CA, Single Family Mortgage Rev., GNMA,
                             7.375%, 2020                                                                  15,000        15,370
-------------------------------------------------------------------------------------------------------------------------------
                             San Bernardino County, CA, Single Family Mortgage Rev., GNMA,
                             7.65%, 2023                                                                    5,000         5,029
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,927,319
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 1.0%                 California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019      $4,320,000    $1,847,059
-------------------------------------------------------------------------------------------------------------------------------
                             California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028      7,175,000     2,131,262
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,978,321
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%   California Pollution Control Financing Authority, Solid Waste Disposal
                             Rev. (West County Resource Recovery), "A", 5.125%, 2014                   $1,000,000    $1,028,000
-------------------------------------------------------------------------------------------------------------------------------
                             South Bayside Waste Management Authority, California Solid Waste System
                             Rev., AMBAC, 5.75%, 2020                                                   2,100,000     2,354,079
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,382,079
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 14.8%             Anaheim, CA, Public Financing Authority Lease Rev., "A", FSA, 6%, 2024    $1,000,000    $1,188,160
-------------------------------------------------------------------------------------------------------------------------------
                             Banning, CA, Certificate Participants, Water Systems Improvement
                             Project, AMBAC, 8%, 2019                                                   1,000,000     1,315,640
-------------------------------------------------------------------------------------------------------------------------------
                             California Public Works Board Lease Rev., Department of Corrections
                             State Prison, "A", 7.4%, 2010                                              5,000,000     6,070,400
-------------------------------------------------------------------------------------------------------------------------------
                             California Public Works Board, Department of Justice, "D", 5.25%, 2020     1,565,000     1,666,756
-------------------------------------------------------------------------------------------------------------------------------
                             Fortuna, Parlier, & Susanville, CA, Certificate of Participants, "B",
                             7.375%, 2017                                                                 690,000       706,457
-------------------------------------------------------------------------------------------------------------------------------
                             Golden State Tobacco Securitization, "B", 5.625%, 2038                     5,000,000     5,210,750
-------------------------------------------------------------------------------------------------------------------------------
                             Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                             Rev., Enhanced, "B", 5.5%, 2043                                            7,000,000     7,204,470
-------------------------------------------------------------------------------------------------------------------------------
                             Grossmont, CA, Union High School District, MBIA, 0%, 2006                  6,000,000     5,765,160
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Certificate Participants, Antelope Valley Courthouse,
                             "A", AMBAC, 5.25%, 2027                                                    3,000,000     3,125,880
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Certificate Participants, Real Property Program,
                             AMBAC, 5.3%, 2027                                                          3,000,000     3,170,850
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Convention & Exhibition Center Authority, Certificate
                             Participants, 9%, 2005(++)                                                 1,900,000     2,058,669
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Convention & Exhibition Center Authority, Certificate
                             Participants, AMBAC, 0%, 2005                                              2,400,000     2,366,280
-------------------------------------------------------------------------------------------------------------------------------
                             Pasadena CA, Certificate Participants, Old Pasadena Parking Facilities
                             Project, 6.25%, 2018                                                       3,315,000     3,843,544
-------------------------------------------------------------------------------------------------------------------------------
                             Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010              4,020,000     4,526,600
-------------------------------------------------------------------------------------------------------------------------------
                             Sacramento County, CA, Certificate Participants, Capital Projects,
                             AMBAC, 5.75%, 2018                                                         1,500,000     1,702,170
-------------------------------------------------------------------------------------------------------------------------------
                             Sacramento, CA, City Financing Authority Rev., Capital Improvement,
                             5.5%, 2021                                                                 1,635,000     1,775,888
-------------------------------------------------------------------------------------------------------------------------------
                             Sacramento, CA, City Financing Authority Rev., City Hall &
                             Redevelopment Projects, "A", FSA, 5%, 2032                                 2,000,000     2,036,280
-------------------------------------------------------------------------------------------------------------------------------
                             Salinas CA, Certificate Participants, Capital Improvement Projects,
                             "A", 5.7%, 2028                                                            2,200,000     2,323,618
-------------------------------------------------------------------------------------------------------------------------------
                             San Francisco, CA, City & County Certificate Participants (San Bruno
                             Jail No 3), AMBAC, 5.25%, 2033                                             3,930,000     4,076,196
-------------------------------------------------------------------------------------------------------------------------------
                             Shasta, CA, Joint Powers Financing Authority, County Administration
                             Building Project, "A", MBIA, 5.25%, 2023                                   1,000,000     1,065,710
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $61,199,478
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.2%           Irvine, CA, School District Special Tax Rev., Community Facilities
                             District No. 86-1, AMBAC, 5.8%, 2020                                      $3,500,000    $3,922,065
-------------------------------------------------------------------------------------------------------------------------------
                             Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel
                             Community), 5.6%, 2017                                                     1,455,000     1,570,032
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022              2,000,000     2,061,680
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018            1,600,000     1,660,848
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,214,625
-------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 7.1%        Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2005 - 2006            $4,650,000    $4,526,038
-------------------------------------------------------------------------------------------------------------------------------
                             Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project
                             Area, 6.7%, 2014                                                             650,000       705,874
-------------------------------------------------------------------------------------------------------------------------------
                             Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills
                             Redevelopment Project, "A", 5.5%, 2027                                     3,350,000     3,429,328
-------------------------------------------------------------------------------------------------------------------------------
                             Huntington Park, CA, Public Financing Rev. Wastewater Systems Project,
                             "A", 6.2%, 2025                                                            2,000,000     2,055,960
-------------------------------------------------------------------------------------------------------------------------------
                             La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community
                             Facilities District No. 89-1, 5.7%, 2020                                   1,500,000     1,513,680
-------------------------------------------------------------------------------------------------------------------------------
                             Modesto, CA, Irrigation District, Certificate Participants, Refunding &
                             Capital Improvements, "B", 5.3%, 2022                                      1,785,000     1,791,248
-------------------------------------------------------------------------------------------------------------------------------
                             Modesto, CA, Public Financing Authority (John Thurman Field
                             Renovation), 6.125%, 2016                                                  1,405,000     1,498,952
-------------------------------------------------------------------------------------------------------------------------------
                             Orange County, CA, Community Facilities District, Special Tax (Rancho
                             Santa Margarita), "A", 5.55%, 2017                                         1,000,000     1,066,620
-------------------------------------------------------------------------------------------------------------------------------
                             Poway, CA, Community Facilities District, Special Tax (Parkway Business
                             Center), 6.5%, 2010                                                          715,000       796,317
-------------------------------------------------------------------------------------------------------------------------------
                             Poway, CA, Community Facilities District, Special Tax (Parkway Business
                             Center), 6.75%, 2015                                                         775,000       861,738
-------------------------------------------------------------------------------------------------------------------------------
                             Riverside County, CA, Public Financing Authority, Tax Allocation Rev.,
                             Redevelopment Projects, "A", 5.25%, 2016                                   3,120,000     3,240,526
-------------------------------------------------------------------------------------------------------------------------------
                             San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), "B",
                             AMBAC, 5.3%, 2020                                                          1,250,000     1,358,138
-------------------------------------------------------------------------------------------------------------------------------
                             Torrance, CA, Redevelopment Agency, Tax Allocation, "C", MBIA,
                             5.45%, 2018                                                                5,740,000     6,410,145
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $29,254,564
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%               Golden State Tobacco Securitization, Asset Backed, "A1", 6.25%, 2033        $800,000      $756,224
-------------------------------------------------------------------------------------------------------------------------------
                             Tobacco Securitization Authority, "B", 5%, 2028                            1,500,000     1,235,895
-------------------------------------------------------------------------------------------------------------------------------
                             Tobacco Securitization Authority, Northern California Tobacco
                             Settlement Rev., Asset Backed Bonds, "A", 5.25%, 2031                      1,500,000     1,198,095
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,190,214
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.7%            Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital
                             Appreciation, "A", 1%, 2010(++)                                           $2,500,000    $2,982,050
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Alameda Corridor Transportaion Authority, California Rev., Capital
Tax - 0.5%                   Appreciation, "A", AMBAC, 0%, 2030                                        $8,000,000    $1,962,800
-------------------------------------------------------------------------------------------------------------------------------
Universities -               California Educational Facilities Authority Rev. (Fresno Pacific
Colleges - 7.0%              University), "A", 6.75%, 2019                                             $2,000,000    $2,212,720
-------------------------------------------------------------------------------------------------------------------------------
                             California Educational Facilities Authority Rev. (L.A. College of
                             Chiropractic), 5.6%, 2017                                                  2,100,000     2,014,698
-------------------------------------------------------------------------------------------------------------------------------
                             California Educational Facilities Authority Rev. (Pomona College), "B",
                             5.875%, 2019                                                               2,000,000     2,258,480
-------------------------------------------------------------------------------------------------------------------------------
                             California Educational Facilities Authority Rev. (Santa Clara
                             University), "A", MBIA, 5%, 2027                                           1,340,000     1,368,730
-------------------------------------------------------------------------------------------------------------------------------
                             California Educational Facilities Authority Rev., Pooled College &
                             University Projects, "B", 6%, 2012                                         1,400,000     1,472,520
-------------------------------------------------------------------------------------------------------------------------------
                             California Educational Facilities Authority Rev., Pooled College &
                             University Projects, "B", 6.625%, 2020                                     1,000,000     1,109,930
-------------------------------------------------------------------------------------------------------------------------------
                             California Educational Facilities Authority Rev., Pooled College &
                             University Projects, "B", 6.3%, 2021                                       1,000,000     1,123,970
-------------------------------------------------------------------------------------------------------------------------------
                             California Infrastructure & Economic Development Rev. (Claremont
                             University Consortium), 5.125%, 2024                                       1,595,000     1,664,717
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities, Notre Dame De Namur University,
                             6.625%, 2033                                                               1,000,000     1,001,310
-------------------------------------------------------------------------------------------------------------------------------
                             Foothill-De Anza, CA, Community College District, Election of 1999,
                             "B", FGIC, 0%, 2024 - 2025                                                 7,500,000     2,677,710
-------------------------------------------------------------------------------------------------------------------------------
                             Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A",
                             5.25%, 2023                                                                1,450,000     1,478,406
-------------------------------------------------------------------------------------------------------------------------------
                             San Diego County, CA, Certificate Participants, (Burnham Institute),
                             6.25%, 2029                                                                2,300,000     2,393,932
-------------------------------------------------------------------------------------------------------------------------------
                             University of California Rev., RITES, MBIA, 8.332%, 2016+(+)               5,705,000     6,500,163
-------------------------------------------------------------------------------------------------------------------------------
                             University of California, Certificate Participants, San Diego Campus
                             Projects, "A", 5.25%, 2032                                                 1,840,000     1,906,314
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $29,183,600
-------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary     California Statewide Communities Development Authority Rev. Aspire
Schools - 1.0%               Public Schools, (Oakland Project), "A", 7.25%, 2031                         $985,000    $1,005,636
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities, Development Authority Rev. (Escondido
                             Charter High School), 7.5%, 2036                                           1,000,000     1,012,850
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, CA, Certificate Participants, 5.7%, 2018                      1,900,000     2,022,322
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,040,808
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         California Pollution Control Financing Authority, Pollution Control
Owned - 1.5%                 Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                      $3,500,000    $3,792,285
-------------------------------------------------------------------------------------------------------------------------------
                             California Pollution Control Financing Authority, Pollution Control
                             Rev. (Southern California Edison Co.), 6.4%, 2024                            500,000       504,015
-------------------------------------------------------------------------------------------------------------------------------
                             Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric
                             Co.), "A", 4.9%, 2023                                                      2,000,000     1,968,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,265,100
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 4.8%                 Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2019 - 2020               $2,580,000    $2,904,160
-------------------------------------------------------------------------------------------------------------------------------
                             Northern California Power Agency Public Power Rev., 5.85%, 2010              880,000       975,867
-------------------------------------------------------------------------------------------------------------------------------
                             Sacramento, CA, Power Authority, Cogeneration Project Rev., MBIA,
                             5.875%, 2015                                                               5,500,000     6,005,450
-------------------------------------------------------------------------------------------------------------------------------
                             Southern California Public Power Authority, Transmission Project Rev.,
                             "A", 0%, 2005                                                              4,205,000     4,153,026
-------------------------------------------------------------------------------------------------------------------------------
                             Southern California Public Power Authority, Transmission Project Rev.,
                             "A", ETM, 0%, 2005(++)                                                     3,795,000     3,751,395
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Water & Power Authority Rev., 5.5%, 2017                      800,000       832,848
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Water & Power Authority Rev., 5.3%, 2018                      250,000       252,748
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013             1,000,000     1,028,290
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $19,903,784
-------------------------------------------------------------------------------------------------------------------------------

Water & Sewer Utility        California Department of Water Resources, Central Valley Project Rev.,
Revenue - 7.5%               "X", FGIC, 5%, 2029                                                       $2,000,000    $2,041,720
-------------------------------------------------------------------------------------------------------------------------------
                             California Department of Water Resources, Water Systems Rev., 7%, 2012     1,090,000     1,357,214
-------------------------------------------------------------------------------------------------------------------------------
                             California Department of Water Resources, Water Systems Rev., ETM,
                             7%, 2012(++)                                                                 405,000       515,350
-------------------------------------------------------------------------------------------------------------------------------
                             Castalic Lake Water Agency, California Rev., Water Systems Improvement
                             Project, AMBAC, 5.125%, 2030                                               1,725,000     1,772,075
-------------------------------------------------------------------------------------------------------------------------------
                             Culver City, CA, Wastewater Facilities Rev, "A", FGIC, 5.6%, 2019          1,000,000     1,129,370
-------------------------------------------------------------------------------------------------------------------------------
                             El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC,
                             6%, 2019                                                                   1,065,000     1,212,098
-------------------------------------------------------------------------------------------------------------------------------
                             Fairfield-Suisun, CA, Sewer District Rev., "A", MBIA, 0%, 2006             2,080,000     2,021,594
-------------------------------------------------------------------------------------------------------------------------------
                             Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031        4,875,000     4,938,911
-------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles County, CA, Public Works Rev., Multiple Capital Facilities
                             Project, "A", AMBAC, 5.5%, 2020                                            2,970,000     3,275,613
-------------------------------------------------------------------------------------------------------------------------------
                             Mojave, CA, Water Agency, Improvement District (M Morongo Basin), FGIC,
                             5.75%, 2015                                                                2,625,000     2,893,748
-------------------------------------------------------------------------------------------------------------------------------
                             Southern California Metropolitan Water District Rev., RITES,
                             9.582%, 2018+(+)                                                           5,000,000     6,950,700
-------------------------------------------------------------------------------------------------------------------------------
                             West Sacramento, CA, Financing Authority Rev., Water Systems
                             Improvement Project, FGIC, 5%, 2032                                        2,750,000     2,797,685
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $30,906,078
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $378,464,205)                                                              $404,809,668
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
                             Bay Area Toll Authority, CA, Toll Bridge Rev. "A", due 10/07/04           $1,400,000    $1,400,000
-------------------------------------------------------------------------------------------------------------------------------
                             California Health Facilities Financing Authority Rev. (Adventist
                             Hospital), "B", due 10/01/04                                                 900,000       900,000
-------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development Authority Rev. (Sutter
                             Health Obligations Group), due 10/01/04                                      500,000       500,000
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, Department of Water Resources, Power Supply Rev.,
                             "C-2", due 10/07/04                                                        3,100,000     3,100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $5,900,000)                                                       $5,900,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $384,364,205)                                                                  $410,709,668
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.8%                                                                                 3,440,313
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $414,149,981
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04              MFS(R) FLORIDA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.3%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                     PAR AMOUNT      $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port               Florida Capital Projects Finance Authority Rev., (AAAE Airports
Revenue - 5.2%               Project), "I", MBIA, 5%, 2020                                                $500,000     $524,635
-------------------------------------------------------------------------------------------------------------------------------
                             Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018             1,000,000    1,058,320
-------------------------------------------------------------------------------------------------------------------------------
                             Hillsborough County, FL, Aviation Authority Rev. (Tampa International
                             Airport), "A", FGIC, 5.875%, 2015                                             750,000      805,920
-------------------------------------------------------------------------------------------------------------------------------
                             Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                        1,000,000    1,119,790
-------------------------------------------------------------------------------------------------------------------------------
                             Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                  500,000      527,860
-------------------------------------------------------------------------------------------------------------------------------
                             Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                          500,000      537,730
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,574,255
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%             Red River Authority, TX, Pollution Control Rev. (Celanese Project),
                             6.7%, 2030                                                                   $375,000     $375,248
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 7.1%       Commonwealth of Puerto Rico, RITES, MBIA, 9.621%, 2019+(+)                 $1,000,000   $1,284,240
-------------------------------------------------------------------------------------------------------------------------------
                             Maimi-Dade County, FL, Educational Facilities Authority, "A", AMBAC,
                             5.5%, 2018                                                                  1,400,000    1,550,766
-------------------------------------------------------------------------------------------------------------------------------
                             State of Florida, RITES, 8.062%, 2017+(+)                                   3,000,000    3,389,580
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,224,586
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 8.1%               Florida Board of Education, Capital Outlay, 9.125%, 2014                   $2,600,000   $3,475,914
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014(++)             400,000      547,244
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Board of Education, Public Education Capital Outlay, "A", 5.25%,
                             2024                                                                        1,000,000    1,067,300
-------------------------------------------------------------------------------------------------------------------------------
                             Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027       1,950,000    2,067,136
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,157,594
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial
Hospitals - 15.8%            Hospital), 6.25%, 2023                                                       $495,000     $517,013
-------------------------------------------------------------------------------------------------------------------------------
                             Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                   250,000      255,053
-------------------------------------------------------------------------------------------------------------------------------
                             District of Columbia, Health & Hospital Authority Rev. (Medstar
                             University Hospital), "D", 6.875%, 2007(++)                                   225,000      250,416
-------------------------------------------------------------------------------------------------------------------------------
                             Highlands County, FL, Health Facilities Authority Rev. (Adventist Health
                             Systems), 5.25%, 2013                                                         500,000      527,860
-------------------------------------------------------------------------------------------------------------------------------
                             Hillsborough County, FL, Industrial Development Rev. (University
                             Community Hospital), MBIA, 6.5%, 2019                                       1,000,000    1,251,040
-------------------------------------------------------------------------------------------------------------------------------
                             Indiana Health Facilities Financing Authority, Hospital Rev. (Munster
                             Medical Research Foundation, Inc.), 6.375%, 2031                              500,000      511,520
-------------------------------------------------------------------------------------------------------------------------------
                             Jacksonville, FL, Health Facilities, Ascencion Health, "A", 5.25%, 2032     1,000,000    1,020,480
-------------------------------------------------------------------------------------------------------------------------------
                             Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems),
                             5.5%, 2032                                                                  1,000,000    1,018,060
-------------------------------------------------------------------------------------------------------------------------------
                             Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%,
                             2032                                                                          750,000      763,185
-------------------------------------------------------------------------------------------------------------------------------
                             Marion County, FL, Hospital District Rev., Refunding & Improvement,
                             Health Systems (Monroe Regional Health System), 5.5%, 2014                    500,000      532,650
-------------------------------------------------------------------------------------------------------------------------------
                             Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                       500,000      532,075
-------------------------------------------------------------------------------------------------------------------------------
                             Martin County, FL, Health Facilities Rev. (Martin Memorial Medical
                             Center), "B", 5.75%, 2022                                                     500,000      506,775
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Medstar
                             Health), 5.5%, 2033                                                           200,000      202,470
-------------------------------------------------------------------------------------------------------------------------------
                             Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center),
                             "A", 6.7%, 2019                                                               250,000      258,355
-------------------------------------------------------------------------------------------------------------------------------
                             New Hampshire Health & Educational Facilities Authority Rev. (Catholic
                             Medical Center), "A", 5.75%, 2022                                             250,000      253,762
-------------------------------------------------------------------------------------------------------------------------------
                             New Hampshire Health & Educational Facilities Authority Rev. (Exeter
                             Hospital), 6%, 2024                                                          $500,000     $538,850
-------------------------------------------------------------------------------------------------------------------------------
                             Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando
                             Regional Healthcare), 5.75%, 2032                                           1,000,000    1,049,770
-------------------------------------------------------------------------------------------------------------------------------
                             Rhode Island Health & Education Building Rev., Hospital Financing
                             (Lifespan Obligation Group), 6.5%, 2032                                       500,000      528,935
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority (Bon Secours Health
                             Systems, Inc.), "A", 5.625%, 2030                                             500,000      508,955
-------------------------------------------------------------------------------------------------------------------------------
                             South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes
                             Health Care System), 5.625%, 2032                                             500,000      504,580
-------------------------------------------------------------------------------------------------------------------------------
                             Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020              500,000      532,445
-------------------------------------------------------------------------------------------------------------------------------
                             Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
                             Healthcare), 6.25%, 2020                                                      300,000      307,125
-------------------------------------------------------------------------------------------------------------------------------
                             Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional
                             Medical Center), MBIA, 6.625%, 2013                                         1,000,000    1,027,190
-------------------------------------------------------------------------------------------------------------------------------
                             Wisconsin Health & Educational Facilities (Aurora Health Care, Inc.),
                             "A", 5.6%, 2029                                                               500,000      502,090
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,900,654
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.3%        Orange County, FL, Health Facilities Authority Rev. (First Mortgage
                             Healthcare Facilities), 8.875%, 2021                                         $300,000     $303,261
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical,
Chemicals - 0.8%             Co.), "A", 6.625%, 2033                                                      $500,000     $551,280
-------------------------------------------------------------------------------------------------------------------------------
                             Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A",
                             7%, 2024                                                                      200,000      203,306
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $754,586
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental
Services - 0.4%              Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026        $300,000     $318,303
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 1.3%                 Hernando County, FL, Water & Sewer Rev., MBIA, 5%, 2029                      $500,000     $514,405
-------------------------------------------------------------------------------------------------------------------------------
                             Park Creek Metropolitan District, CO, Rev., Custodial Receipts, "CR",
                             7.875%, 2032##                                                                160,000      164,576
-------------------------------------------------------------------------------------------------------------------------------
                             Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.),
                             5.7%, 2026                                                                    500,000      506,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,185,381
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Delta County, MI, Economic Development Corp., Environmental Improvements
Paper - 1.5%                 Rev. (Mead Westvaco Escanaba), 6.25%, 2027                                   $500,000     $529,810
-------------------------------------------------------------------------------------------------------------------------------
                             Escambia County, FL, Industrial Development Rev. (Champion International
                             Corp.), 6.8%, 2012                                                            750,000      760,740
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,290,550
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &              Capital Trust Agency of Florida Rev. (Seminole Tribe Convention),
Tourism - 1.5%               10%, 2033                                                                    $200,000     $239,292
-------------------------------------------------------------------------------------------------------------------------------
                             Palm Beach County, FL, Industrial Development Rev. (South Florida Fair
                             Project), MBIA, 5.5%, 2020                                                  1,000,000    1,095,140
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,334,432
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 1.2%                 St. Augustine, FL, Capital Improvement Rev, AMBAC, 5%, 2029                $1,000,000   $1,029,680
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Collier County, FL, Housing Finance Authority Rev., (Goodlette Arms
Revenue - 2.8%               Housing Project), "A", FNMA, 4.9%, 2032                                      $500,000     $538,330
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments),
                             "D", MBIA, 5.5%, 2020                                                         500,000      527,745
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Housing Finance Corp., Housing Rev. (Crossing At University
                             Apartments), AMBAC, 5.1%, 2018                                              1,210,000    1,240,081
-------------------------------------------------------------------------------------------------------------------------------
                             Palm Beach County, FL, Housing Finance Rev. (Westlake Apartments
                             Project), Phase II, FSA, 4.3%, 2012                                           165,000      169,920
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,476,076
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax
Revenue - 3.2%               Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                       $1,160,000   $1,231,004
-------------------------------------------------------------------------------------------------------------------------------
                             Pasco County, FL, Sales Tax Rev., Half Central, AMBAC, 5%, 2023             1,000,000    1,051,990
-------------------------------------------------------------------------------------------------------------------------------
                             Taylor County, FL, Sales Tax Rev., FGIC, 5.5%, 2020                           500,000      551,560
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,834,554
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
Local - 3.8%                 Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022          $67,000      $68,075
-------------------------------------------------------------------------------------------------------------------------------
                             Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031           215,000      219,433
-------------------------------------------------------------------------------------------------------------------------------
                             Lee County, FL, Housing Finance Authority, Multi-County Program, "A",
                             GNMA, 7.2%, 2033                                                               70,000       70,629
-------------------------------------------------------------------------------------------------------------------------------
                             Manatee County, FL, Housing Finance Mortgage Rev., Single Family,
                             Subordinated, "3", GNMA, 5.3%, 2028                                           155,000      167,113
-------------------------------------------------------------------------------------------------------------------------------
                             Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership
                             Mortgage), "A", GNMA, 5.2%, 2031                                              590,000      609,942
-------------------------------------------------------------------------------------------------------------------------------
                             Palm Beach County, FL, Single Family Rev., "B", GNMA, 5.5%, 2022              445,000      445,000
-------------------------------------------------------------------------------------------------------------------------------
                             Pinellas County, FL, Housing Finance Authority Rev., Multi-County
                             Program, "A", GNMA, 5.45%, 2034                                               940,000    1,005,274
-------------------------------------------------------------------------------------------------------------------------------
                             Pinellas County, FL, Housing Finance Authority Rev., Multi-County
                             Program, "B", GNMA, 7.25%, 2029                                               245,000      246,965
-------------------------------------------------------------------------------------------------------------------------------
                             Pinellas County, FL, Housing Finance Authority Rev., Multi-County
                             Program, "B", GNMA, 6.2%, 2031                                                475,000      491,739
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,324,170
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Florida Housing Finance Corp. Rev., Homeowner Mortgage, "4", FSA, 5.85%,
State - 2.1%                 2031                                                                         $765,000     $786,366
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Housing Finance Corp. Rev., Homeowner Mortgage, "5", 5%, 2034       1,000,000    1,041,290
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,827,656
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.2%   Delaware County, PA, Industrial Development Authority Rev., (American
                             Ref-Fuel Co.), "A", 6.2%, 2019                                               $200,000     $207,528
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 5.9%              Florida Municipal Loan Council Rev., "A", MBIA, 5.625%, 2020               $1,000,000   $1,112,300
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Municipal Loan Council Rev., "B", MBIA, 5.625%, 2019                1,000,000    1,114,970
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                 1,000,000    1,090,050
-------------------------------------------------------------------------------------------------------------------------------
                             Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
                             Enhanced, "B", 5.5%, 2043                                                   1,000,000    1,029,210
-------------------------------------------------------------------------------------------------------------------------------
                             Palm Beach County, FL, School Board, "A", AMBAC, 5.5%, 2021                   750,000      829,860
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,176,390
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.8%           Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC,
                             5.25%, 2027                                                                $1,500,000   $1,584,600
-------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 2.8%        Arbor Greene, FL, Community Development District, 5.75%, 2006                 $81,000      $82,077
-------------------------------------------------------------------------------------------------------------------------------
                             Concorde Estates Community Development District, Florida Capital
                             Improvement Rev., "B", 5%, 2011                                               350,000      346,409
-------------------------------------------------------------------------------------------------------------------------------
                             Fishawk Community Development District II, "B", 5%, 2007                      120,000      120,864
-------------------------------------------------------------------------------------------------------------------------------
                             Greyhawk Landing Community Development, Florida Special Assessment Rev.,
                             "B", 6.25%, 2009                                                              145,000      148,974
-------------------------------------------------------------------------------------------------------------------------------
                             Heritage Harbour South Community, Development District Florida Rev.,
                             Capital Improvement, "B", 5.4%, 2008                                          385,000      386,956
-------------------------------------------------------------------------------------------------------------------------------
                             Heritage Isles, FL, Community Development District, "A", 5.75%, 2005          225,000      225,416
-------------------------------------------------------------------------------------------------------------------------------
                             Killarney, FL, Community Development District, "B", 5.125%, 2009              250,000      251,848
-------------------------------------------------------------------------------------------------------------------------------
                             Lakes By The Bay South Community Development District, Florida Special
                             Assessment, "B", 5.3%, 2009                                                   200,000      202,080
-------------------------------------------------------------------------------------------------------------------------------
                             Middle Village Community Development District, Florida Special
                             Assessment, "B", 5%, 2009                                                    $200,000     $201,158
-------------------------------------------------------------------------------------------------------------------------------
                             Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022      100,000      100,348
-------------------------------------------------------------------------------------------------------------------------------
                             Panther Trace, FL, Community Development Distrct Rev., "B", 6.5%, 2009         50,000       51,240
-------------------------------------------------------------------------------------------------------------------------------
                             Panther Trace, FL, Community Development District Rev., 5.4%, 2008            135,000      136,030
-------------------------------------------------------------------------------------------------------------------------------
                             Parkway Center, FL, Community Development District Rev., "B",
                             5.625%, 2014                                                                  100,000      101,612
-------------------------------------------------------------------------------------------------------------------------------
                             Renaissance Community Development of Florida, "B", 6.25%, 2008                145,000      150,137
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,505,149
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%               Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
                             Backed, "B", 5.3%, 2025                                                      $250,000     $209,590
-------------------------------------------------------------------------------------------------------------------------------
                             Louisiana Tobacco Settlement Financing Corp., Asset Backed, "B",
                             5.875%, 2039                                                                  250,000      213,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $422,790
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 3.9%            Florida Turnpike Authority Rev., Department of Transportation, "A",
                             5.75%, 2018                                                                $2,000,000   $2,267,120
-------------------------------------------------------------------------------------------------------------------------------
                             Miami-Dade County, FL, Expressway Authority, FGIC, 6%, 2010(++)             1,000,000    1,170,650
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,437,770
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico, Highway & Transportation, ROLS, Railroad II
Tax - 3.9%                   R 227 1, MBIA, 9.226%, 2020+(+)                                            $2,500,000   $3,401,800
-------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -    Illinois Educational Facilities Authority Rev. (Augustana College), "A",
0.4%                         5.625%, 2022                                                                 $300,000     $316,497
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Florida Board Regents, Housing Rev. (University of Central Florida),
Dormitories - 3.4%           FGIC, 5.25%, 2020                                                          $1,185,000   $1,288,889
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                         610,000      663,204
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Finance Authority, Capital Loan Projects, "F", MBIA,
                             5.125%, 2021                                                                1,000,000    1,022,290
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,974,383
-------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary     Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy),
Schools - 0.1%               7.625%, 2021                                                                 $100,000     $101,013
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.),
Owned - 0.6%                 "B", 6.3%, 2032                                                              $120,000     $126,574
-------------------------------------------------------------------------------------------------------------------------------
                             Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.),
                             "C", 6.75%, 2038                                                              215,000      227,689
-------------------------------------------------------------------------------------------------------------------------------
                             Port Morrow, OR, Pollution Control Rev. (Portland General Electric),
                             5.2%, 2033                                                                    200,000      211,670
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $565,933
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.0%                 Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                         $250,000     $261,290
-------------------------------------------------------------------------------------------------------------------------------
                             Port St. Lucie, FL, Utility Rev., Capital Appreciation, "A", FGIC, 0%,
                             2006(++)                                                                    1,405,000      554,891
-------------------------------------------------------------------------------------------------------------------------------
                             Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                            1,000,000    1,057,640
-------------------------------------------------------------------------------------------------------------------------------
                             St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                           720,000      759,110
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,632,931
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 13.3%              Bay County, FL, Water Systems Rev., AMBAC, 5.625%, 2019                    $1,000,000   $1,123,910
-------------------------------------------------------------------------------------------------------------------------------
                             Florida Community Services Corp., AMBAC, 5.5%, 2018                         1,125,000    1,253,813
-------------------------------------------------------------------------------------------------------------------------------
                             Lee County, FL, Industrial Development Authority (Bonita Springs
                             Utilities Project), MBIA, 6.05%, 2015                                       1,000,000    1,079,890
-------------------------------------------------------------------------------------------------------------------------------
                             Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                         1,000,000    1,086,650
-------------------------------------------------------------------------------------------------------------------------------
                             Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                              1,500,000    1,530,795
-------------------------------------------------------------------------------------------------------------------------------
                             Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                       1,000,000    1,051,240
-------------------------------------------------------------------------------------------------------------------------------
                             Seminole County, FL, Water & Sewer Rev., MBIA, 6%, 2019                       940,000    1,118,074
-------------------------------------------------------------------------------------------------------------------------------
                             Seminole County, FL, Water & Sewer Rev., MBIA, ETM, 6%, 2019(++)            2,060,000    2,467,921
-------------------------------------------------------------------------------------------------------------------------------
                             Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA,
                             5%, 2024                                                                    1,000,000    1,045,160
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,757,453
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $78,190,813)                                                                $83,995,223
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
                             Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital
                             Loan Program, due 10/01/04, at Identified Cost                             $2,600,000   $2,600,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $80,790,813)                                                                    $86,595,223
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.8%                                                                                 1,559,377
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $88,154,600
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04          MFS(R) GEORGIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                     PAR AMOUNT      $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 1.5%               Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                           $1,000,000   $1,047,640
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 6.5%       Columbia County, GA (Courthouse Detention Center), 5.625%, 2020            $1,490,000   $1,614,966
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029              1,000,000    1,010,980
-------------------------------------------------------------------------------------------------------------------------------
                             Macon Bibb County, GA, Urban Development Rev., (Bibb County Public
                             Facilities Project), 5.5%, 2022                                             1,000,000    1,098,210
-------------------------------------------------------------------------------------------------------------------------------
                             Oconee County, GA, Industrial Development Authority (Oiit Project),
                             XLCA, 5.25%, 2023                                                             750,000      801,585
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,525,741
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.1%           Puerto Rico Municipal Finance Agency, RITES, FSA, 10.165%, 2016+(+)          $500,000     $650,370
-------------------------------------------------------------------------------------------------------------------------------
                             Suwanee, GA, MBIA, 5.25%, 2032                                                750,000      783,907
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,434,277
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 6.3%               Forsyth County, GA, School District, 6%, 2015                                $750,000     $877,140
-------------------------------------------------------------------------------------------------------------------------------
                             Fulton County, GA, School District, 6.375%, 2010                            2,000,000    2,342,560
-------------------------------------------------------------------------------------------------------------------------------
                             Wilkes County, GA, School District, 5%, 2024                                1,115,000    1,161,741
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,381,441
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 7.7%             Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2032     $500,000     $511,830
-------------------------------------------------------------------------------------------------------------------------------
                             Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical
                             Center), "A", 6%, 2017                                                        350,000      380,653
-------------------------------------------------------------------------------------------------------------------------------
                             Chatham County, GA, Hospital Authority Rev., Hospital Improvement
                             (Memorial Health University), "A", 5.375%, 2026                               200,000      204,188
-------------------------------------------------------------------------------------------------------------------------------
                             Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement
                             Rev., Anticipation Certificates, AMBAC, 5.25%, 2023                           750,000      805,102
-------------------------------------------------------------------------------------------------------------------------------
                             Gainsville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia
                             Health System), 5.5%, 2031                                                    500,000      511,295
-------------------------------------------------------------------------------------------------------------------------------
                             Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.),
                             6.125%, 2009                                                                  330,000      333,937
-------------------------------------------------------------------------------------------------------------------------------
                             Tift County, GA, Hospital Authority Rev., Anticipation Certificates,
                             AMBAC, 5%, 2022                                                             2,000,000    2,105,520
-------------------------------------------------------------------------------------------------------------------------------
                             Valdosta & Lowdes County, GA, Hospital Authority Rev. (Southern Georgia
                             Medical Center Project), AMBAC, 5.25%, 2027                                   500,000      521,955
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,374,480
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Fulton County, GA, Residential Care Facilities (Canterbury Court), "A",
Term Care - 2.0%             6.125%, 2034                                                                 $150,000     $149,896
-------------------------------------------------------------------------------------------------------------------------------
                             Richmond County, GA, Development Authority, Nursing Home Rev. (Beverly
                             Enterprises Georgia, Inc.), 8.75%, 2011                                     1,190,000    1,206,267
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,356,163
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental                Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev.
Services - 0.7%              (Georgia Waste Management Project), "A", 5.5%, 2016                          $500,000     $514,425
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Cartersville, GA, Development Authority Waste (Anheuser Busch Project),
Other - 2.2%                 5.95%, 2032                                                                  $750,000     $794,602
-------------------------------------------------------------------------------------------------------------------------------
                             De Kalb County, GA, Development Authority (General Motors Corp.),
                             6%, 2021                                                                      500,000      535,710
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa LLC), 5.875%, 2022                                                   160,000      168,634
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,498,946
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Effingham County, GA, Development Authority, Solid Waste Disposal Rev.
Paper - 2.3%                 (Fort James), 5.625%, 2018                                                   $150,000     $149,114
-------------------------------------------------------------------------------------------------------------------------------
                             Savannah, GA, Economic Development Authority Rev. (Stone Container
                             Corp.), 7.4%, 2026                                                            300,000      310,476
-------------------------------------------------------------------------------------------------------------------------------
                             Savannah, GA, Economic Development Pollution (Union Camp Corp.),
                             6.15%, 2017                                                                 1,000,000    1,108,950
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,568,540
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Clayton County, GA, Housing Authority, Multi-family Housing Rev.
Revenue - 4.9%               (Vineyard Pointe), "A", GNMA, 5.5%, 2032                                     $995,000   $1,041,078
-------------------------------------------------------------------------------------------------------------------------------
                             De Kalb County, GA, Housing Authority Multi-family Housing Rev.
                             (Castaways Apartments), "A", GNMA, 5.4%, 2029                                 595,000      620,353
-------------------------------------------------------------------------------------------------------------------------------
                             Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                    900,000      908,577
-------------------------------------------------------------------------------------------------------------------------------
                             Savannah, GA, Housing Authority (Chatham Gardens Project), FNMA,
                             5.625%, 2031                                                                  745,000      809,025
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,379,033
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 5.5%                 Georgia Housing & Finance Authority Rev., 5.5%, 2032                       $1,000,000   $1,005,200
-------------------------------------------------------------------------------------------------------------------------------
                             Georgia Housing & Finance Authority Rev., Single Family Mortgage, 5.2%,
                             2020                                                                          440,000      444,712
-------------------------------------------------------------------------------------------------------------------------------
                             Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A",
                             5.6%, 2032                                                                    745,000      751,139
-------------------------------------------------------------------------------------------------------------------------------
                             Georgia Housing & Finance Authority Rev., Single Family Mortgage, "B",
                             6.05%, 2019                                                                    85,000       85,819
-------------------------------------------------------------------------------------------------------------------------------
                             Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C",
                             5.8%, 2021                                                                    750,000      779,183
-------------------------------------------------------------------------------------------------------------------------------
                             Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C",
                             5.1%, 2022                                                                    750,000      763,973
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,830,026
-------------------------------------------------------------------------------------------------------------------------------
State & Local                Athens, GA, Student Housing Authority (University of Georgia East
Agencies - 7.3%              Campus), AMBAC, 5.25%, 2022                                                $1,000,000   $1,082,780
-------------------------------------------------------------------------------------------------------------------------------
                             Clayton County, GA, Development Authority Rev., "A", 6.25%, 2020              500,000      581,450
-------------------------------------------------------------------------------------------------------------------------------
                             County Commissioners of Georgia Assoc., Leasing Program, Rockdale
                             County, GA (Public Purpose Project), AMBAC, 5.625%, 2020                      500,000      556,870
-------------------------------------------------------------------------------------------------------------------------------
                             Fayette County, GA, Public Facilities Authority (Criminal Justice Center
                             Project), 6.25%, 2010(++)                                                     755,000      892,002
-------------------------------------------------------------------------------------------------------------------------------
                             Fulton County, GA, Facilities Corp., Fulton County GA (Public Purpose
                             Project), AMBAC, 5.5%, 2018                                                   695,000      776,398
-------------------------------------------------------------------------------------------------------------------------------
                             Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose
                             Project), AMBAC, 5.9%, 2019                                                 1,000,000    1,156,100
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,045,600
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%           Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018         $1,000,000   $1,082,170
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                      $380,000     $342,429
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico Highway & Transportation Authority, "Y",
Tax - 0.9%                   5.5%, 2036                                                                   $610,000     $649,998
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 9.3%              Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                    $980,000   $1,160,438
-------------------------------------------------------------------------------------------------------------------------------
                             Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation
                             Funding), "A", 5%, 2031                                                       265,000      270,014
-------------------------------------------------------------------------------------------------------------------------------
                             Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation),
                             "A", 5.75%, 2017                                                            1,000,000    1,139,950
-------------------------------------------------------------------------------------------------------------------------------
                             Private Colleges & University Authority (Emory University), "A", 5.75%,
                             2016 - 2018                                                                 2,000,000    2,273,530
-------------------------------------------------------------------------------------------------------------------------------
                             Private Colleges & University Authority (Mercer University), 5.75%, 2021      500,000      539,745
-------------------------------------------------------------------------------------------------------------------------------
                             Private Colleges & University Authority (Spelman College), 5.25%, 2021        500,000      545,460
-------------------------------------------------------------------------------------------------------------------------------
                             Savannah, GA, Economic Development Authority Rev. (College of Art &
                             Design, Inc.), 6.2%, 2009                                                     500,000      556,510
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,485,647
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Georgia Private College & University Authority Rev. (Mercer Housing
Dormitories - 2.4%           Corp.), "A", 6%, 2021                                                        $500,000     $522,330
-------------------------------------------------------------------------------------------------------------------------------
                             Marietta, GA, Development Authority Rev., Student Housing (Southern
                             Polytech University), "A", 6.25%, 2027                                      1,000,000    1,137,710
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,660,040
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 6.8%                 Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020     $1,250,000   $1,579,275
-------------------------------------------------------------------------------------------------------------------------------
                             Griffin, GA, Combined Public Utility Rev., Refunding & Improvement,
                             AMBAC, 5%, 2025                                                               500,000      511,010
-------------------------------------------------------------------------------------------------------------------------------
                             Griffin, GA, Combined Public Utility, Refunding & Improvement, AMBAC,
                             5%, 2021                                                                    1,000,000    1,063,850
-------------------------------------------------------------------------------------------------------------------------------
                             Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), "A",
                             6.8%, 2012                                                                  1,000,000    1,206,670
-------------------------------------------------------------------------------------------------------------------------------
                             Summerville, GA, Public Utility Rev., Refunding & Improvement,
                             5.75%, 2026                                                                   350,000      369,502
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,730,307
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 27.2%              Alanta, GA, Water & Wastewater Rev., RITES, FGIC, 9.052%, 2016+(+)         $4,000,000   $5,330,560
-------------------------------------------------------------------------------------------------------------------------------
                             Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                     500,000      508,185
-------------------------------------------------------------------------------------------------------------------------------
                             Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2017        1,000,000    1,164,980
-------------------------------------------------------------------------------------------------------------------------------
                             Cobb County & Marietta, GA, Water Authority Rev., 5.25%, 2021               1,000,000    1,103,880
-------------------------------------------------------------------------------------------------------------------------------
                             Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010(++)                470,000      551,296
-------------------------------------------------------------------------------------------------------------------------------
                             Coweta County, GA, Development Authority Rev. (Newnan Water Sewer &
                             Light Commission Project), AMBAC, 5.75%, 2016                               1,000,000    1,127,710
-------------------------------------------------------------------------------------------------------------------------------
                             De Kalb County, GA, Water & Sewer Rev., 5.125%, 2031                        1,200,000    1,237,236
-------------------------------------------------------------------------------------------------------------------------------
                             Fairburn, GA, Utility Rev., 5.75%, 2020                                       500,000      548,385
-------------------------------------------------------------------------------------------------------------------------------
                             Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010(++)                1,105,000    1,301,635
-------------------------------------------------------------------------------------------------------------------------------
                             Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                     100,000      118,599
-------------------------------------------------------------------------------------------------------------------------------
                             Fulton County, GA, Water & Sewer Rev., FGIC, ETM, 6.375%, 2014(++)          2,150,000    2,554,480
-------------------------------------------------------------------------------------------------------------------------------
                             Gainesville, GA, Water & Sew Rev., FGIC, 5.625%, 2019                       1,000,000    1,116,700
-------------------------------------------------------------------------------------------------------------------------------
                             Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017        1,000,000    1,147,440
-------------------------------------------------------------------------------------------------------------------------------
                             Monroe County, GA, Development Authority Rev. (Refunding & Improvement
                             Water & Sewer Project), "A", MBIA, 5%, 2023                                 1,000,000    1,043,950
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $18,855,036
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $62,074,725)                                                                $67,761,939
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
                             Atlanta, GA, Water & Wastewater Rev., "C", due 10/01/04                      $100,000     $100,000
-------------------------------------------------------------------------------------------------------------------------------
                             Bay Area Toll Authority, CA, Toll Bridge Rev. "A", due 10/07/04               900,000      900,000
-------------------------------------------------------------------------------------------------------------------------------
                             East Baton Rouge, LA, Pollution Control Rev. (Exxon), due 10/01/04            400,000      400,000
-------------------------------------------------------------------------------------------------------------------------------
                             Georgia Municipal Electric Authority, due 10/06/04                            500,000      500,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $1,900,000)                                                       $1,900,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $63,974,725)                                                                    $69,661,939
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.5)%                                                                                (320,927)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $69,341,012
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04            MFS(R) MARYLAND MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.6%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport and Port             Maryland Transportation Authority (Baltimore/Washington International
Revenue - 0.6%               Airport), "A", AMBAC, 5%, 2027                                            $1,000,000    $1,026,660
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 7.3%       Baltimore, MD, "B", 7.15%, 2009                                           $2,120,000    $2,519,323
-------------------------------------------------------------------------------------------------------------------------------
                             Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                 1,000,000     1,198,600
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029             2,000,000     2,021,960
-------------------------------------------------------------------------------------------------------------------------------
                             Frederick County, MD, Public Facilities, 5.25%, 2016                       2,000,000     2,182,480
-------------------------------------------------------------------------------------------------------------------------------
                             Frederick County, MD, Public Facilities, 5.2%, 2019                        1,700,000     1,856,485
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland, State & Local Facilities Loan, First Series, 5.75%, 2014         1,550,000     1,772,875
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,551,723
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 15.1%          Anne Arundel County, MD, 5%, 2015                                         $2,000,000    $2,133,260
-------------------------------------------------------------------------------------------------------------------------------
                             Howard County, MD, "B", 0%, 2008                                           1,000,000       905,070
-------------------------------------------------------------------------------------------------------------------------------
                             Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2019 -
                             2020                                                                       3,000,000     3,340,620
-------------------------------------------------------------------------------------------------------------------------------
                             Montgomery County, MD, Consolidated Public Improvement, 5%, 2020 - 2021    1,500,000     1,602,330
-------------------------------------------------------------------------------------------------------------------------------
                             Montgomery County, MD, Consolidated Public Improvement, "A", 5.75%,
                             2010(++)                                                                   1,000,000     1,149,300
-------------------------------------------------------------------------------------------------------------------------------
                             Prince George's County, MD, 0%, 2007                                       5,110,000     4,789,348
-------------------------------------------------------------------------------------------------------------------------------
                             Prince George's County, MD, Consolidated Public Improvement, "A", 5%,
                             2023                                                                       2,000,000     2,108,580
-------------------------------------------------------------------------------------------------------------------------------
                             Prince George's County, MD, Consolidated Public Improvement, FSA,
                             5.375%, 2015                                                               1,500,000     1,660,260
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Municipal Finance Agency, RITES, FSA, 9.157%, 2019+(+)         1,000,000     1,208,220
-------------------------------------------------------------------------------------------------------------------------------
                             Washington, MD, Suburban Sanitation District, General Construction,
                             "A", 5.25%, 2005(++)                                                         865,000       885,950
-------------------------------------------------------------------------------------------------------------------------------
                             Worcester County, MD, Public Improvement, 5.625%, 2013 - 2015              3,650,000     4,102,796
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $23,885,734
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Maryland Health & Higher Educational Facilities Authority Rev. (Howard
Hospitals - 21.9%            General Hospital), ETM, 5.5%, 2021(++)                                    $4,000,000    $4,080,680
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Adventist Healthcare), "A", 5.75%, 2025                                   1,000,000     1,040,840
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Anne
                             Arundel Health Systems), "A", FSA, 5%, 2023 - 2034                         2,585,000     2,674,447
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Calvert
                             Health Systems), 5.5%, 2039                                                1,000,000     1,029,070
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Carroll
                             County General Hospital), 6%, 2037                                         1,000,000     1,050,390
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Catholic Health Initiatives), "A", 6%, 2020                               1,000,000     1,129,780
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Doctors
                             Community Hospital), 5.5%, 2024                                            1,000,000       990,270
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Frederick Memorial Hospital), 5.125%, 2035                                1,000,000     1,011,730
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Frederick Memorial Hospital), FGIC, 5.25%, 2013                           1,850,000     2,064,415
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Good
                             Samaritan Hospital), ETM, 5.7%, 2009(++)                                   1,085,000     1,203,395
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins University), 5%, 2021                                                750,000       772,860
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Lifebridge Health), "A", 5.125%, 2034                                     1,000,000     1,006,030
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Medalantic/Helix Issue), "B", AMBAC, 5.25%, 2038                          1,500,000     1,602,555
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Medstar
                             Health), 5.5%, 2033                                                          800,000       809,880
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Mercy
                             Medical Center), FSA, 5.625%, 2017                                         1,800,000     1,928,574
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (North
                             Arundel Hospital), 6.5%, 2026                                                500,000       553,555
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (Suburban Hospital), "A", 5.5%, 2016                                       1,000,000     1,095,010
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Union
                             Hospital of Cecil County Issue), 5.625%, 2032                              1,000,000     1,031,890
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (University of Maryland Medical Systems), 6.625%, 2020                     1,000,000     1,134,550
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev.
                             (University of Maryland Medical Systems), "B", AMBAC, 5%, 2024             1,000,000     1,050,720
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Upper
                             Chesapeake Hospital), "A", FSA, 5.5%, 2020                                 2,000,000     2,138,600
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Rev. (Helix Health
                             Issue), AMBAC, ETM, 5%, 2027(++)                                           2,500,000     2,647,425
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Industrial Development Authority, Economic Development Rev.,
                             RIBS, FSA, 10.073%, 2022(+)                                                1,400,000     2,014,040
-------------------------------------------------------------------------------------------------------------------------------
                             Montgomery County, MD, Economic Development (Trinity Healthcare Group),
                             5.125%, 2022                                                                 500,000       521,080
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $34,581,786
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Maryland Health & Higher Educational Facilities Authority Rev.
Term Care - 1.0%             (Bradford Oaks Nursing & Rehabilitation Center), 6.375%, 2027             $1,000,000      $999,580
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Mercy
                             Ridge), "A", 6%, 2035                                                        150,000       149,624
-------------------------------------------------------------------------------------------------------------------------------
                             Westminster, MD, Economic Development Rev. (Carroll Lutheran Village),
                             "A", 6.25%, 2034                                                             400,000       406,472
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,555,676
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B",
Chemicals - 1.0%             6.5%, 2011                                                                $1,500,000    $1,577,910
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental                Northeast Maryland Waste Disposal Authority, Resources Recovery Rev.
Services - 0.4%              (Baltimore Resco Retrofit Project), 5%, 2012                                $690,000      $706,760
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.2%                 (Hovensa Refinery), 5.875%, 2022                                            $375,000      $395,235
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &              Maryland Industrial Authority, Economic Development (Baltimore Aquarium
Tourism - 0.7%               Project), 5.2%, 2026                                                      $1,000,000    $1,031,980
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -      Harford County MD, Economic Development Rev. (Battelle Memorial
Other - 3.0%                 Institute Project), 5.25%, 2034                                           $1,600,000    $1,643,744
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Industrial Authority, Economic Development Rev., 8%, 2012(++)     2,825,000     3,183,916
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,827,660
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 5.7%               Baltimore, MD, City Housing Corp. Rev., "A", FHA, 7.25%, 2023             $1,080,000    $1,083,067
-------------------------------------------------------------------------------------------------------------------------------
                             Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                     505,000       505,091
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Community Development Administration (Waters Landing II
                             Apartments), "A", GNMA, 5.875%, 2033                                       1,500,000     1,586,685
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Community Development Administration, "A", 5%, 2034                 940,000       946,843
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Community Development Administration, "A", 5.1%, 2044             1,000,000     1,010,940
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Community Development Administration, Housing, "D", 5%, 2032      1,000,000     1,004,140
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Community Development Administration, Multi-Family Housing
                             Insured Mortgage, "B", 5.6%, 2032                                          1,250,000     1,299,325
-------------------------------------------------------------------------------------------------------------------------------
                             Prince George's County, MD, Housing Authority (Fairview & Hillside
                             Projects), "A", GNMA, 4.85%, 2032                                          1,500,000     1,510,935
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,947,026
-------------------------------------------------------------------------------------------------------------------------------
Parking - 1.0%               Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins Medical Institutions), AMBAC, 5%, 2034                            $1,500,000    $1,544,700
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Prince George's County, MD, Housing, Single Family Collateral, "A",
Local - 0.5%                 7.4%, 2032                                                                  $155,000      $155,584
-------------------------------------------------------------------------------------------------------------------------------
                             Prince George's County, MD, Housing, Single Family Collateral, "A",
                             GNMA, 5.6%, 2034                                                             195,000       208,326
-------------------------------------------------------------------------------------------------------------------------------
                             Prince George's County, MD, Housing, Single Family Step Coupon, "A",
                             GNMA, 5.375%, 2018                                                           340,000       351,128
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $715,038
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Maryland Community Development Administration, Housing, "A",
State - 4.0%                 5.875%, 2016                                                              $1,280,000    $1,337,587
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Community Development Administration, Residential, "B",
                             4.75%, 2019                                                                1,500,000     1,522,800
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Community Development Administration, Single Family Program,
                             First Series, 5.15%, 2018                                                  2,000,000     2,053,200
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Community Development Administration, Single Family Program,
                             Second Series, 4.5%, 2024                                                    920,000       937,176
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage
                             Backed Securities, "A", 4.75%, 2023                                          200,000       200,410
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Housing Finance Authority, Mortgage Backed Securities, "A",
                             4.375%, 2017                                                                 340,000       345,872
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,397,045
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.4%   Northeast Maryland Waste Disposal Authority Rev. (Southwest County
                             Resource Recovery), MBIA, 7.2%, 2005                                      $1,000,000    $1,014,240
-------------------------------------------------------------------------------------------------------------------------------
                             Northeast Maryland Waste Disposal Authority, Solid Waste Rev., 6%, 2006    1,100,000     1,167,199
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,181,439
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 9.2%              Howard County, MD, Certificates of Participation, 8%, 2019                $1,870,000    $2,702,094
-------------------------------------------------------------------------------------------------------------------------------
                             Howard County, MD, Certificates of Participation, 8.15%, 2021                450,000       657,536
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Stadium Authority, Lease Rev. (Convention Center Expansion),
                             AMBAC, 5.875%, 2012                                                        1,000,000     1,028,190
-------------------------------------------------------------------------------------------------------------------------------
                             Prince George's County, MD, Certificates of Participation, "A", MBIA,
                             0%, 2005 - 2006                                                            4,985,000     4,866,761
-------------------------------------------------------------------------------------------------------------------------------
                             Prince George's County, MD, Lease Development Authority Rev., MBIA,
                             0%, 2009                                                                   1,500,000     1,300,215
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E",
                             5.7%, 2010(++)                                                             1,235,000     1,405,010
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., RITES, AMBAC,
                             8.852%, 2013 - 2016+(+)                                                    2,020,000     2,672,735
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,632,541
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.3%           Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022             $1,000,000    $1,030,840
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018            1,000,000     1,038,030
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,068,870
-------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.7%        Anne Arundel County, MD, Special Obligations (Arundel Mills Project),
                             5.125%, 2029                                                              $1,555,000    $1,618,926
-------------------------------------------------------------------------------------------------------------------------------
                             Anne Arundel County, MD, Special Obligations (National Business Park
                             Project), "B", 5.125%, 2028                                                1,000,000     1,042,710
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,661,636
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                     $240,000      $216,271
-------------------------------------------------------------------------------------------------------------------------------
                             Guam Economic Development Authority, Tobacco Settlement, Asset Backed,
                             "B", 5.5%, 2041                                                              400,000       354,952
-------------------------------------------------------------------------------------------------------------------------------
                             Tobacco Settlement Financing Corp., 5%, 2021                                 250,000       231,243
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $802,466
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Annapolis, MD, Economic Development Rev. (St. John's College),
Colleges - 10.6%             5.5%, 2018                                                                  $750,000      $789,968
-------------------------------------------------------------------------------------------------------------------------------
                             Anne Arundel County, MD, Economic Development (Community College
                             Project), 5.25%, 2028                                                      1,600,000     1,663,120
-------------------------------------------------------------------------------------------------------------------------------
                             Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's
                             College), "A", 5.7%, 2020                                                    850,000       892,084
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Goucher
                             College), 5.375%, 2025                                                       500,000       525,470
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins University), 5.625%, 2027                                          1,400,000     1,488,004
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                             Hopkins University), "A", 5%, 2032                                         2,000,000     2,050,260
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Health & Higher Educational Facilities Authority Rev. (Loyola
                             College), "A", MBIA, 5.5%, 2016                                            3,000,000     3,252,750
-------------------------------------------------------------------------------------------------------------------------------
                             Morgan State University, MD, Academic, "A", MBIA, ETM,
                             0%, 2006 - 2008(++)                                                        2,535,000     2,370,512
-------------------------------------------------------------------------------------------------------------------------------
                             Morgan State University, MD, Academic, MBIA, 6.05%, 2015                   1,500,000     1,762,155
-------------------------------------------------------------------------------------------------------------------------------
                             University of Maryland, Auxillary Facilities & Tuition Rev., "B",
                             0%, 2004                                                                   1,000,000     1,000,000
-------------------------------------------------------------------------------------------------------------------------------
                             Westminster, MD, Educational Facilities Rev. (McDaniel College),
                             5.5%, 2032                                                                 1,000,000     1,024,060
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,818,383
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Maryland Economic Development Corp. (Morgan State University Project),
Dormitories - 3.2%           "A", 6%, 2034                                                             $1,000,000    $1,022,830
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Economic Development Corp. (University of Maryland College
                             Park Project), AMBAC, 5%, 2019                                             1,850,000     1,972,803
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Economic Development Corp., Collegiate Housing (Salisbury),
                             "A", 6%, 2019                                                              1,000,000     1,053,060
-------------------------------------------------------------------------------------------------------------------------------
                             Maryland Economic Development Corp., Collegiate Housing Rev. (Towson
                             University), "A", 5.75%, 2029                                              1,000,000       993,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,042,093
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.3%                 Guam Power Authority Rev., RITES, AMBAC, 8.592%, 2015+(+)                 $1,680,000    $2,005,080
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024              1,500,000     1,569,555
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., RITES, FSA, 8.560%, 2015+(+)    1,400,000     1,650,614
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,225,249
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility        Baltimore, MD, Project Revenue., Refunding Water Projects, "A", FGIC,
Revenue - 5.0%               5.125%, 2032                                                              $1,000,000    $1,037,160
-------------------------------------------------------------------------------------------------------------------------------
                             Baltimore, MD, Rev., LEVRRS, MBIA, 9.525%, 2020(+)                         3,000,000     4,063,200
-------------------------------------------------------------------------------------------------------------------------------
                             Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020             2,000,000     2,354,400
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009(++)           315,000       381,424
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,836,184
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $143,684,768)                                                              $156,013,794
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
                             Bay Area Toll Authority, CA, Toll Bridge Rev. "A", due 10/07/04           $1,100,000    $1,100,000
-------------------------------------------------------------------------------------------------------------------------------
                             California Health Facilities Financing Authority Rev. (Adventist
                             Hospital), "B", due 10/01/04                                                 200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                             due 10/07/04                                                                 400,000       400,000
-------------------------------------------------------------------------------------------------------------------------------
                             State of California, Department of Water Resources, Power Supply Rev.,
                             "C-2", due 10/07/04                                                        1,200,000     1,200,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $2,900,000)                                                       $2,900,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $146,584,768)                                                                  $158,913,794
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.5)%                                                                                (732,710)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $158,181,084
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04            MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.2%               Massachusetts Port Authority Rev., ETM, 13%, 2013(++)                       $705,000    $1,047,404
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Port Authority Rev., 6.125%, 2017                            1,460,000     1,664,298
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                  1,275,000     1,353,782
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                     3,000,000     3,038,460
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Port Authority Rev., "C", 6%, 2015                           1,000,000     1,136,040
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,239,984
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 19.6%      Boston, MA, "A", 5.75%, 2010(++)                                          $3,645,000    $4,155,701
-------------------------------------------------------------------------------------------------------------------------------
                             Brookline, MA, 5.375%, 2019                                                1,800,000     1,986,480
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Massachusetts, 5.875%, 2009(++)                            1,000,000     1,153,200
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Massachusetts, "B", 5.25%, 2028                            2,500,000     2,700,050
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Massachusetts, FGIC, 7%, 2009                              1,150,000     1,325,869
-------------------------------------------------------------------------------------------------------------------------------
                             Greater Lawrence, MA, San District, MBIA, 5.625%, 2020                     1,640,000     1,829,830
-------------------------------------------------------------------------------------------------------------------------------
                             Lynn, MA, AMBAC, 5.125%, 2018                                              3,690,000     3,975,458
-------------------------------------------------------------------------------------------------------------------------------
                             Mansfield, MA, FSA, 5.375%, 2017                                           1,170,000     1,276,470
-------------------------------------------------------------------------------------------------------------------------------
                             Middleborough, MA, FGIC, 5.6%, 2014                                           75,000        83,517
-------------------------------------------------------------------------------------------------------------------------------
                             Salisbury, MA, MBIA, 5.25%, 2031                                           2,790,000     2,940,130
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, Capital Appreciation Consolidated Loan, "C",
                             0%, 2004                                                                   1,080,000     1,077,051
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, Capital Appreciation Consolidated Loan, "C",
                             ETM, 0%, 2004(++)                                                          8,170,000     8,152,843
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, Capital Appreciation Consolidated Loan, "C",
                             ETM, 1%, 2005(++)                                                          2,000,000     1,955,660
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, Consolidated Loan, "A", 6%, 2010(++)               3,000,000     3,482,820
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, Consolidated Loan, "B", 5.625%, 2010(++)           2,000,000     2,270,020
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, Consolidated Loan, "B", 5.75%, 2010(++)            1,000,000     1,141,470
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, Consolidated Loan, "C", 5.75%, 2010(++)            2,000,000     2,286,480
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, Consolidated Loan, "D", MBIA, 5%, 2011(++)         1,380,000     1,524,113
-------------------------------------------------------------------------------------------------------------------------------
                             State of Massachusetts, MBIA, 5%, 2022                                     1,000,000     1,050,200
-------------------------------------------------------------------------------------------------------------------------------
                             Sutton, MA, MBIA, 5.5%, 2017 - 2019                                        2,000,000     2,214,860
-------------------------------------------------------------------------------------------------------------------------------
                             Westford, MA, FGIC, 5.25%, 2020                                            2,250,000     2,440,890
-------------------------------------------------------------------------------------------------------------------------------
                             Weymouth, MA, MBIA, 5.375%, 2020                                           1,250,000     1,357,413
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $50,380,525
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 5.7%           Massachusetts Bay Transportation Authority, RITES, 10.53%, 2016+(+)       $4,835,000    $6,701,794
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Bay Transportation Authority, Unrefunded Balance "A",
                             5.75%, 2018                                                                  320,000       362,054
-------------------------------------------------------------------------------------------------------------------------------
                             Maynard, MA, MBIA, 5.5%, 2021                                              1,000,000     1,125,560
-------------------------------------------------------------------------------------------------------------------------------
                             Springfield, MA, FSA, 6.25%, 2019                                          2,600,000     3,022,448
-------------------------------------------------------------------------------------------------------------------------------
                             Worcester, MA, "A", FSA, 6%, 2016                                          2,955,000     3,396,034
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,607,890
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 4.7%               Belmont, MA, 5%, 2015                                                     $2,165,000    $2,236,575
-------------------------------------------------------------------------------------------------------------------------------
                             Dudley-Charlton, MA, Regional School District, RITES, FGIC, 8.759%,
                             2015 - 2018+(+)                                                            4,360,000     5,607,314
-------------------------------------------------------------------------------------------------------------------------------
                             Narragansett, MA, Regional School District, AMBAC, 6%, 2019                1,720,000     1,977,553
-------------------------------------------------------------------------------------------------------------------------------
                             Tantasquama, MA, Regional School District, FSA, 5.375%, 2016               2,000,000     2,200,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,022,262
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Massachusetts Development Finance Agency, Massachusetts Biomedical
Hospitals - 9.9%             Research, "C", 6.375%, 2016                                                  $50,000       $56,807
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Baystate
                             Medical Center), "F", 5.75%, 2033                                          2,000,000     2,084,780
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Berkshire
                             Health Systems), 6.25%, 2031                                               1,350,000     1,405,269
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Caritas
                             Christi Obligation), 6.5%, 2012                                              500,000       557,155
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Caritas
                             Christi), "B", 6.25%, 2022                                                    20,000        20,820
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Covenant
                             Health Systems, Inc.), 6.5%, 2017                                             75,000        83,005
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Covenant
                             Health Systems, Inc.), 6%, 2031                                            1,000,000     1,042,840
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Jordan
                             Hospital), 5.25%, 2018                                                     1,330,000     1,227,191
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Milford-
                             Whitinsville Hospital), 6.35%, 2032                                           50,000        51,699
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Milford-
                             Whitinsville Regional Hospital), "C", 5.25%, 2018                          1,500,000     1,450,845
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Milton
                             Hospital), "C", 5.5%, 2016                                                   800,000       808,352
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (New
                             England Medical Center Hospital), "H", FGIC, 5.375%, 2018 - 2019           1,815,000     1,997,792
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Newton
                             Wellesley Hospital), "G", MBIA, 6.125%, 2015                               1,000,000     1,108,650
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (North
                             Adams Regional Hospital), 6.625%, 2018                                     1,010,000     1,029,392
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Partners
                             Healthcare Systems), 5.75%, 2021                                             100,000       109,392
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Partners
                             Healthcare Systems), "A", MBIA, 5.375%, 2018                               2,000,000     2,156,620
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (South
                             Shore Hospital), "F", 5.625%, 2019                                         2,000,000     2,076,480
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts Memorial Hospital), 6.5%, 2021                1,000,000     1,069,410
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Revenue (New
                             England Medical Center Hospital), "H", FGIC, 5%, 2025                      1,135,000     1,168,278
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Higher Educational Facilities Authority Rev.,
                             Catholic Health East Issue, 5.5%, 2032                                     1,575,000     1,599,712
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev., Capital Appreciation
                             (Mass Biomedical Research), "A", 0%, 2010                                  5,300,000     4,267,348
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $25,371,837
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Boston, MA, Industrial Development Finance Authority, Alzheimers Center
Term Care - 1.0%             Project, FHA, 5.5%, 2012                                                    $310,000      $331,074
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev., First Mortgage Loomis
                             Communities Project, "A", 6.9%, 2032                                         530,000       550,559
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Beverly Enterprises),
                             8.375%, 2009                                                               1,725,000     1,739,042
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Evanswood 1st Mortgage),
                             "A", 7.625%, 2015*                                                           496,655            50
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,620,725
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%        Massachusetts Health & Educational Facilities Authority Rev. (Learning
                             Center for Deaf Children), 6.1%, 2019                                     $1,000,000    $1,007,270
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Massachusetts Port Authority Rev. (Delta Air Lines, Inc.), "A", AMBAC,
Airlines - 2.1%              5.5%, 2019                                                                $2,000,000    $2,100,820
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016       1,900,000     2,029,257
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Port Authority Rev., Special Facilities (U.S. Airways),
                             "A", MBIA, 5.625%, 2023                                                    1,140,000     1,209,950
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,340,027
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental                Massachusetts Development Finance Agency Rev. (Waste Management, Inc.),
Services - 0.8%              5.5%, 2027                                                                  $750,000      $802,290
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev., Resource Recovery Rev.
                             (Waste Management, Inc.), 6.9%, 2029                                       1,000,000     1,139,330
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,941,620
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Massachusetts Development Finance Agency Rev., Resource Recovery Rev.
Other - 1.8%                 (Flour Corp.), 5.625%, 2019                                               $1,675,000    $1,754,613
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%,
                             2017                                                                       2,100,000     2,257,563
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                             595,000       627,106
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,639,282
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 1.5%                 Martha's Vineyard, MA, Ld Bk Rev., AMBAC, 5%, 2029                          $785,000      $805,025
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev., (WHGH Educational
                             Foundation), "A", AMBAC, 5.375%, 2042                                      3,000,000     3,166,980
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,972,005
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Massachusetts Development Finance Agency (Morville House Apartments),
Revenue - 3.2%               "A" LOC, 4.95%, 2023                                                      $2,500,000    $2,502,750
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                   1,240,000     1,252,946
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                 1,565,000     1,580,165
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                 1,445,000     1,448,887
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency, Housing Rev., Rental Mortgage,
                             "A", AMBAC, 5.7%, 2020                                                     1,515,000     1,563,738
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,348,486
-------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%               Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage),
                             "A", 6%, 2009(++)                                                         $1,200,000    $1,398,469
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax           Route 3 North Transportation Improvement Associates, MBIA,
Revenue - 0.7%               5.625%, 2010(++)                                                          $1,500,000    $1,708,005
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Massachusetts Housing Finance Agency, Single Family Housing Rev.,
State - 2.1%                 "102", 5%, 2029                                                           $1,500,000    $1,512,900
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency, Single Family Housing Rev., "32",
                             6.6%, 2026                                                                   245,000       250,270
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency, Single Family Housing Rev., "51",
                             MBIA, 6.35%, 2022                                                            765,000       791,308
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency, Single Family Housing Rev., "79",
                             FSA, 5.85%, 2021                                                             210,000       218,782
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency, Single Family Housing Rev., "91",
                             5.5%, 2031                                                                 1,750,000     1,759,468
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Housing Finance Agency, Single Family Housing Rev., "93",
                             5.05%, 2020                                                                  860,000       874,955
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,407,683
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.5%   Massachusetts Development Finance Agency Rev. (Ogden Haverhill
                             Associates), 6.7%, 2014                                                     $600,000      $638,898
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev., Semass Systems, "B",
                             MBIA, 5.625%, 2016                                                         1,125,000     1,267,819
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev.
                             (Ogden Haverhill Associates), 5.5%, 2013                                      25,000        25,235
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev.
                             (Ogden Haverhill Associates), 5.6%, 2019                                   1,925,000     1,925,193
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,857,145
-------------------------------------------------------------------------------------------------------------------------------
State & Local                Massachusetts Development Finance Agency Rev., Visual & Performing Arts
Agencies - 3.1%              Project, 6%, 2015                                                         $1,235,000    $1,482,358
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., RITES, AMBAC, 9.028%, 2016+(+)           2,500,000     3,321,900
-------------------------------------------------------------------------------------------------------------------------------
                             Univeristy of Massachusetts, Building Authority Project, "B", AMBAC,
                             5.5%, 2018                                                                 1,400,000     1,555,036
-------------------------------------------------------------------------------------------------------------------------------
                             University of Massachusetts, Building Authority Project, "1", AMBAC,
                             5.25%, 2023                                                                1,500,000     1,603,020
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,962,314
-------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.1%  Massachusetts Educational Financing Authority, Education Loan Rev.,
                             "E", AMBAC, 5%, 2013 - 2015                                               $1,070,000    $1,121,718
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Educational Financing Authority, Education Loan Rev.,
                             Issue E, AMBAC, 5.3%, 2016                                                 1,645,000     1,710,421
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Educational Financing Authority, Education Loan Rev.,
                             Issue G, "A", MBIA, 6.05%, 2017                                               75,000        78,326
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,910,465
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.8%           Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022             $2,950,000    $3,040,978
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018            1,420,000     1,474,003
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,514,981
-------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 4.9%        Massachusetts Bay Transportation Authority Prerefunded Assessment, "A",
                             5.75%, 2010(++)                                                           $3,460,000    $3,965,886
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Bay Transportation Authority, "A", 5%, 2034                  1,500,000     1,534,035
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Bay Transportation Authority, Assessment, "A", 5.25%,
                             2030                                                                       2,930,000     3,081,598
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Special Obligations, Dedicated Tax Rev., FGIC, 5%, 2034      4,000,000     4,086,840
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,668,359
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                     $705,000      $635,296
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Massachusetts College Building Authority Project Rev., "A", MBIA,
Colleges - 17.8%             5.625%, 2009(++)                                                          $1,650,000    $1,880,026
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts College Building Authority Project Rev., Xl Capital
                             Assurance, "A", XLCA, 5.25%, 2023                                          1,000,000     1,065,490
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Massachusetts College of
                             Pharmacy), "C", 5.75%, 2033                                                1,000,000     1,027,180
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Boston University),
                             XLCA, 6%, 2059                                                             1,500,000     1,746,615
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Deerfield Academy), "A",
                             5%, 2028                                                                   1,000,000     1,024,470
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Eastern Nazarene
                             College), 5.625%, 2019                                                     1,000,000       903,960
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Hampshire College),
                             5.7%, 2034                                                                 1,000,000     1,038,110
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Massachusetts College of
                             Pharmacy), 6.625%, 2020                                                       50,000        54,993
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Mount Holyoke College),
                             5.125%, 2021                                                               1,000,000     1,067,000
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Suffolk University),
                             5.75%, 2019                                                                1,000,000     1,065,760
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Suffolk University),
                             5.85%, 2029                                                                1,000,000     1,040,760
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Western New England
                             College), 6.125%, 2032                                                     1,115,000     1,143,309
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev., Higher Education (Smith
                             College), 5.5%, 2010(++)                                                   1,210,000     1,381,287
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev., Olin College, "B", XLCA,
                             5.25%, 2033                                                                3,000,000     3,115,350
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Authority Rev. (University of
                             Massachusetts), "A", FGIC, 5.625%, 2018                                    2,170,000     2,442,140
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Boston
                             College), "K", 5.25%, 2023                                                 4,350,000     4,379,276
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Simmons
                             College), "D", AMBAC, 6.05%, 2010(++)                                      1,745,000     2,053,568
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Simmons
                             College), "F", FGIC, 5%, 2023                                                500,000       524,860
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Umass
                             Worcester Campus), "B", FGIC, 5.125%, 2019                                 1,780,000     1,933,863
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts), "A", FGIC, 5.75%, 2019                      2,395,000     2,721,199
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts), "A", FGIC, 5.85%, 2020                      1,200,000     1,373,412
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev.
                             (University of Massachusetts), "C", MBIA, 5.25%, 2031                      3,000,000     3,139,680
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Wellseley
                             College), "H", 5%, 2033                                                    1,000,000     1,020,700
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Educational Facilities Authority Rev. (Wheelock
                             College), "B", MBIA, 5.5%, 2021                                            3,275,000     3,601,583
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                             "C", MBIA, 0%, 2004 - 2011                                                 3,500,000     3,055,665
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Lesley College), "A",
                             CNIE LEE, 6.3%, 2025                                                       2,000,000     2,103,940
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $45,904,196
-------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary     Massachusetts Development Finance Agency Rev. (Williston Northampton
Schools - 5.1%               School), 6.5%, 2028                                                       $1,300,000    $1,362,309
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Xaverian Brothers High
                             School), 5.55%, 2019                                                       1,000,000     1,064,360
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev. (Xaverian Brothers High
                             School), 5.65%, 2029                                                       1,000,000     1,030,290
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Development Finance Agency Rev., Middlesex School
                             Education Project, 5.125%, 2023                                              500,000       529,230
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Belmont Hill School),
                             5.625%, 2020                                                               1,150,000     1,233,226
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Concord Academy),
                             5.5%, 2027                                                                 2,000,000     2,050,920
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Dana Hall School),
                             5.9%, 2027                                                                 1,340,000     1,495,896
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Groton School), "A",
                             5%, 2008(++)                                                               2,960,000     3,246,646
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Industrial Finance Agency Rev. (Tabor Academy),
                             5.4%, 2018                                                                 1,000,000     1,060,450
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,073,327
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal        Massachusetts Development Finance Agency Rev. (Devens Electric
Owned - 0.3%                 Systems), 5.625%, 2016                                                      $725,000      $787,922
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility        Massachusetts Water Pollution Abatement Trust, Series "5",
Revenue - 4.4%               5.75%, 2009(++)                                                             $975,000    $1,119,047
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Water Pollution Abatement Trust, Unrefunded Balance,
                             Series "5", 5.75%, 2017                                                       25,000        28,082
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Water Resources Authority, "A", FGIC, 6%, 2021               1,000,000     1,150,640
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Water Resources Authority, "C", MBIA, 5.25%, 2004(++)           50,000        51,311
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Water Resources Authority, General, "J", FSA, 5%, 2023         500,000       523,740
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Water Resources Authority, MBIA, 5.25%, 2020                 1,535,000     1,575,248
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Water Resources Authority, RITES, FGIC, 11.053%, 2019+(+)    4,010,000     5,889,728
-------------------------------------------------------------------------------------------------------------------------------
                             Springfield, MA, Street & Sewer Commission, General, "A", AMBAC,
                             5%, 2021                                                                   1,000,000     1,065,440
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,403,236
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $231,154,053)                                                              $250,723,311
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Higher Educational Facilities Authority Rev.,
                             Capital Assets Program, "D", due 10/01/04                                 $2,695,000    $2,695,000
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Water Resources Authority, due 10/06/04                        200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Water Resources Authority Rev., due 10/06/04                   200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $3,095,000)                                                       $3,095,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $234,249,053)                                                                  $253,818,311
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                                                 3,436,045
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $257,254,356
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Footnotes:
 (+) Inverse floating rate security.
(++) Refunded bond.
   + Restricted security.
  ## SEC Rule 144A restriction.
   * Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM      -- Escrowed-to-maturity

Insurers:                                                               Inverse Floaters:
-------------------------------------------------------------------------------------------------------------------------------
AMBAC    -- AMBAC Indemnity Corp.                                 LEVRRS -- Leveraged Reverse Rate Securities
ASST GTY -- Asset Guaranty Insurance Co.                          RIBS   -- Residential Interest Bonds
CHFC     -- California Health Facilities Construction Program     RITES  -- Residual Interest Tax-Exempt Securities
CNIE LEE -- Connie Lee                                            ROLS   -- Residual Option Longs
FGIC     -- Financial Guaranty Insurance Co.
FHA      -- Federal Housing Administration
FNMA     -- Federal National Mortgage Assn.
FSA      -- Financial Security Assurance, Inc.
GNMA     -- Government National Mortgage Assn.
LOC      -- Letter of Credit
MBIA     -- Municipal Bond Investors Corp.
XLCA     -- XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.
                                                                         ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA
At 9/30/04                                                                  FUND            FUND            FUND            FUND
ASSETS

Investments -

  Identified cost                                                  $86,585,324      $131,012,328    $384,364,205      $80,790,813
---------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation)                             6,977,662        11,562,523      26,345,463        5,804,410
---------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                        $93,562,986      $142,574,851    $410,709,668      $86,595,223
---------------------------------------------------------------------------------------------------------------------------------
Cash                                                                    11,268            93,034          49,270           63,525
---------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                      1,205,000             2,477          15,399        1,175,350
---------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                         53,693           152,923         124,187          315,083
---------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                  1,426,598         2,017,426       4,992,500        1,581,176
---------------------------------------------------------------------------------------------------------------------------------
Other assets                                                               553              --             1,779              679
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       $96,260,098      $144,840,711    $415,892,803      $89,731,036
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                 $139,225          $199,020        $719,880         $178,264
---------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    1,016,890              --              --          1,024,458
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                      65,892           176,867         398,683           26,864
---------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                         320,972           771,499         444,566          288,807
---------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                                           778             1,181           3,411              726
---------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            4,640             1,378          22,945            5,526
---------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                             992             5,530          38,488            1,473
---------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                        13                18              55               11
---------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  57,877            65,049         114,794           50,307
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   $1,607,279        $1,220,542      $1,742,822       $1,576,436
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $94,652,819      $143,620,169    $414,149,981      $88,154,600
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                    $87,770,765      $133,351,912    $389,578,134      $84,201,311
---------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                6,656,690        10,791,024      25,900,895        5,515,604
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on investments      422,891          (358,646)       (200,038)      (1,429,205)
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income          (197,527)         (164,121)     (1,129,010)        (133,110)
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $94,652,819      $143,620,169    $414,149,981      $88,154,600
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Class A                                                            $78,111,989      $131,758,897    $303,560,990      $68,643,039
---------------------------------------------------------------------------------------------------------------------------------
Class B                                                             16,540,830        11,861,272      76,332,348       19,511,561
---------------------------------------------------------------------------------------------------------------------------------
Class C                                                                   --                --        34,256,643             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $94,652,819      $143,620,169    $414,149,981      $88,154,600
---------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited) - continued
                                                                         ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA
                                                                            FUND            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                              7,250,494        12,800,400      51,126,870        6,766,607
---------------------------------------------------------------------------------------------------------------------------------
Class B                                                              1,535,453         1,151,039      12,851,031        1,923,522
---------------------------------------------------------------------------------------------------------------------------------
Class C                                                                   --                --         5,750,339             --
---------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                      8,785,947        13,951,439      69,728,240        8,690,129
---------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                  $10.77            $10.29           $5.94           $10.14
---------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)       $11.31            $10.80           $6.24           $10.65
---------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                  $10.77            $10.30           $5.94           $10.14
---------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                     $--               $--           $5.96              $--
---------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited) - continued

                                                                                         GEORGIA        MARYLAND   MASSACHUSETTS
At 9/30/04                                                                                  FUND            FUND            FUND

ASSETS

Investments -

  Identified cost                                                                    $63,974,725    $146,584,768    $234,249,053
--------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation)                                               5,687,214      12,329,026      19,569,258
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                                          $69,661,939    $158,913,794    $253,818,311
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                      71,944          72,009          69,696
--------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                               --          90,134         685,000
--------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                           13,378          65,728         250,848
--------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                    1,217,391       2,129,835       3,755,756
--------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                 472             974           1,672
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         $70,965,124    $161,272,474    $258,581,283
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                                    $86,058        $216,710        $475,340
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                      1,016,890       2,033,780              --
--------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                                        72,584         200,048         373,379
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                                           387,208         561,725         374,252
--------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                                                             570           1,302           2,118
--------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                              3,913           8,088          12,236
--------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                                               788           2,051           3,229
--------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                           8              22              34
--------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                    56,093          67,664          86,339
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                     $1,624,112      $3,091,390      $1,326,927
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                           $69,341,012    $158,181,084    $257,254,356
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                      $64,389,539    $147,601,486    $238,891,525
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                                  5,300,006      11,767,301      19,195,006
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                     (146,270)       (886,803)       (363,508)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                            (202,263)       (300,900)       (468,667)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                           $69,341,012    $158,181,084    $257,254,356
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Class A                                                                              $54,082,973    $128,338,655    $214,634,372
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                                               15,258,039      29,842,429      42,619,984
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                     $69,341,012    $158,181,084    $257,254,356
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (Unaudited) - continued
                                                                                         GEORGIA        MARYLAND   MASSACHUSETTS
                                                                                            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                                                4,867,766      11,055,543      18,779,567
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                1,372,025       2,572,267       3,723,212
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                                        6,239,791      13,627,810      22,502,779
--------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                                    $11.11          $11.61          $11.43
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)                         $11.66          $12.19          $12.00
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                                    $11.12          $11.60          $11.45
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      STATEMENTS OF OPERATIONS (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                                                      ALABAMA         ARKANSAS       CALIFORNIA          FLORIDA
                                                                         FUND             FUND             FUND             FUND
For six months ended 9/30/04

NET INVESTMENT INCOME

Interest income                                                    $2,551,477       $3,663,958      $11,480,725       $2,452,780
--------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                       $260,686         $395,807       $1,144,539         $251,895
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                  2,324            3,465            6,836            3,414
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                                            55,543           70,016          217,118           50,886
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                 97,733           66,052          151,371               --
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                 82,999           50,998          335,792           78,586
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                                     --               --          172,090               --
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                      4,023            6,113           17,693            3,923
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                          18,297           26,917           75,985           16,626
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                                3,854            7,044           23,475            4,964
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                                   185              195              880              193
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                          17,720           19,931           22,086           17,720
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                              4,605            2,330            8,682            1,180
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          21,697           17,208            2,544           10,405
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       $569,666         $666,076       $2,179,091         $439,792
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                     (531)            (808)          (2,382)            (722)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                          (118,776)        (180,298)        (521,335)        (114,768)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $450,359         $484,970       $1,655,374         $324,302
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $2,101,118       $3,178,988       $9,825,351       $2,128,478
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Realized gain (loss) (identified cost basis) -

Investment transactions                                              $460,209         $472,584       $1,630,214         $252,379
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                      19,729         (122,178)         (23,219)        (151,497)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $479,938         $350,406       $1,606,995         $100,882
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                       $(1,604,398)     $(1,939,071)     $(5,731,839)     $(1,518,692)
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                      46,884         (297,339)         420,789          202,866
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(1,557,514)     $(2,236,410)     $(5,311,050)     $(1,315,826)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(1,077,576)     $(1,886,004)     $(3,704,055)     $(1,214,944)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $1,023,542       $1,292,984       $6,121,296         $913,534
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (Unaudited) - continued
                                                                                       GEORGIA         MARYLAND    MASSACHUSETTS
                                                                                          FUND             FUND             FUND
For six months ended 9/30/04

NET INVESTMENT INCOME

Interest income                                                                     $1,808,040       $4,373,286       $7,007,316
--------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                                        $189,797         $444,750         $710,477
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                   2,201            3,094            6,634
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                                                             38,299           85,206          139,324
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                                  66,606          229,124          376,159
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                                  78,641          151,884          216,872
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                                       2,931            6,880           10,982
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                                           12,434           29,613           47,757
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                                                 4,533            9,867           13,343
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                                                    102              378              557
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                                           22,064           21,686           17,720
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                                               5,034            5,022            4,320
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                           20,488            4,654           42,340
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                        $443,130         $992,158       $1,586,485
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                                      (572)            (476)          (1,519)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                                            (86,453)        (203,185)        (404,858)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                          $356,105         $788,497       $1,180,108
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $1,451,935       $3,584,789       $5,827,208
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Realized gain (loss) (identified cost basis) -

Investment transactions                                                               $183,282         $517,495         $635,882
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                                      (24,876)         (76,278)        (197,996)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               $158,406         $441,217         $437,886
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                                          $(908,231)     $(2,473,184)     $(3,460,153)
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                                      (30,524)        (160,016)         390,072
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                            $(938,755)     $(2,633,200)     $(3,070,081)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                               $(780,349)     $(2,191,983)     $(2,632,195)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $671,586       $1,392,806       $3,195,013
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

This Statement gives you a summary of income and gains (losses) separated by share class.
                                                                            ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA
                                                                               FUND           FUND           FUND           FUND
For six months ended 9/30/04

OPERATIONS

Net investment income                                                    $2,101,118     $3,178,988     $9,825,351     $2,128,478
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     479,938        350,406      1,606,995        100,882
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                (1,557,514)    (2,236,410)    (5,311,050)    (1,315,826)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $1,023,542     $1,292,984     $6,121,296       $913,534
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(1,730,198)   $(2,921,381)   $(7,295,150)   $(1,677,257)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (305,210)      (215,304)    (1,599,549)      (400,931)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --       (674,969)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(2,035,408)   $(3,136,685)   $(9,569,668)   $(2,078,188)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                         $3,797,830     $4,143,851    $13,630,666     $4,249,152
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          1,417,670      2,256,572      6,051,059      1,125,883
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                                (7,593,676)   (12,823,808)   (37,661,119)   (17,522,838)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(2,378,176)   $(6,423,385)  $(17,979,394)  $(12,147,803)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                 $--            $91           $122            $--
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                              $(3,390,042)   $(8,266,995)  $(21,427,644)  $(13,312,457)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   98,042,861    151,887,164    435,577,625    101,467,057
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                        $94,652,819   $143,620,169   $414,149,981    $88,154,600
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included
in net assets at end of period                                            $(197,527)     $(164,121)   $(1,129,010)     $(133,110)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (Unaudited) - continued
                                                                                       GEORGIA         MARYLAND    MASSACHUSETTS
                                                                                          FUND             FUND             FUND
For six months ended 9/30/04

OPERATIONS

Net investment income                                                                   $1,451,935     $3,584,789     $5,827,208
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    158,406        441,217        437,886
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                 (938,755)    (2,633,200)    (3,070,081)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $671,586     $1,392,806     $3,195,013
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                                              $(1,151,794)   $(2,914,534)   $(4,822,647)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                 (281,278)      (577,666)      (832,066)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(1,433,072)   $(3,492,200)   $(5,654,713)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                                        $2,070,633     $4,152,748     $7,852,070
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                                         1,059,188      2,468,035      3,250,760
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                                               (5,445,731)   (16,237,756)   (22,565,230)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                      $(2,315,910)   $(9,616,973)  $(11,462,400)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                             $(3,077,396)  $(11,716,367)  $(13,922,100)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                                  72,418,408    169,897,451    271,176,456
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                       $69,341,012   $158,181,084   $257,254,356
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included in net assets
at end of period                                                                         $(202,263)     $(300,900)     $(468,667)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued
                                                                            ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA
                                                                               FUND           FUND           FUND           FUND
For year ended 3/31/04

OPERATIONS

Net investment income                                                    $4,248,070     $6,406,257    $20,397,638     $4,788,100
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (5,519)      (590,789)       662,825        748,424
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                   567,467        743,287        411,418       (322,009)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $4,810,018     $6,558,755    $21,471,881     $5,214,515
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(3,664,883)   $(5,995,855)  $(15,390,933)   $(3,890,452)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (634,171)      (445,106)    (3,690,150)      (900,216)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --     (1,506,159)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(4,299,054)   $(6,440,961)  $(20,587,242)   $(4,790,668)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $11,705,214    $16,469,633    $56,968,858    $15,037,651
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          2,586,798      3,872,170     11,441,724      2,205,319
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (17,397,541)   (15,142,702)  (106,758,985)   (27,420,465)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(3,105,529)    $5,199,101   $(38,348,403)  $(10,177,495)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                              $(2,594,565)    $5,316,895   $(37,463,764)   $(9,753,648)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  100,637,426    146,570,269    473,041,389    111,220,705
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                        $98,042,861   $151,887,164   $435,577,625   $101,467,057
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included in
net assets at end of period                                               $(209,810)     $(173,336)   $(1,276,148)     $(167,166)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued
                                                                                       GEORGIA         MARYLAND    MASSACHUSETTS
                                                                                          FUND             FUND             FUND

For year ended 3/31/04

OPERATIONS

Net investment income                                                                   $3,053,920     $7,304,054    $11,933,918
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    130,924        647,406        757,334
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  196,883        233,396        223,258
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $3,381,727     $8,184,856    $12,914,510
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                                              $(2,441,199)   $(6,165,774)  $(10,281,251)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                 (630,108)    (1,264,155)    (1,818,366)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(3,071,307)   $(7,429,929)  $(12,099,617)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                                        $8,749,566    $12,128,709    $26,173,301
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                                         1,959,911      4,597,281      6,120,108
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                                              (14,314,317)   (20,282,205)   (43,043,815)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                      $(3,604,840)   $(3,556,215)  $(10,750,406)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                             $(3,294,420)   $(2,801,288)   $(9,935,513)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                                  75,712,828    172,698,739    281,111,969
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                       $72,418,408   $169,897,451   $271,176,456
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included in
net assets at end of period                                                              $(203,084)     $(367,330)     $(578,947)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire year.

                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS A                                                (unaudited)
Net asset value, beginning of period                     $10.88       $10.82       $10.31       $10.53       $10.00       $10.76
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)
Net investment income(S)                                  $0.24        $0.48        $0.48        $0.51        $0.54        $0.54
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.11)        0.06         0.54        (0.19)        0.53        (0.64)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.13        $0.54        $1.02        $0.32        $1.07       $(0.10)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                               $(0.24)      $(0.48)      $(0.50)      $(0.54)      $(0.54)      $(0.54)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                        --           --        (0.01)          --           --        (0.12)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                           --           --           --        (0.00)+++       --           --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                --           --           --           --           --        (0.00)+++
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.24)      $(0.48)      $(0.51)      $(0.54)      $(0.54)      $(0.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.77       $10.88       $10.82       $10.31       $10.53       $10.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                        1.21++       5.11        10.06         3.05        11.00        (0.82)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS  (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 0.82+        0.88         0.88         0.88         0.86         0.89
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.56+        4.38         4.49         4.87         5.25         5.28
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           13           10           21           20           17           44
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $78,112      $80,704      $84,474      $83,146      $81,615      $72,736
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.23        $0.45        $0.46        $0.49        $0.52        $0.52

------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.07+        1.09         1.08         1.08         1.06         1.07

------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.31+        4.17         4.29         4.67         5.05         5.10

------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS B                                                (unaudited)

Net asset value, beginning of period                     $10.88       $10.82       $10.31       $10.53       $10.00       $10.76

------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.20        $0.39        $0.40        $0.43        $0.46        $0.46
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.11)        0.07         0.54        (0.19)        0.53        (0.64)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.09        $0.46        $0.94        $0.24        $0.99       $(0.18)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                               $(0.20)      $(0.40)      $(0.42)      $(0.46)      $(0.46)      $(0.46)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                        --           --        (0.01)          --           --        (0.12)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                           --           --           --        (0.00)+++       --           --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                --           --           --           --           --        (0.00)+++
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.20)      $(0.40)      $(0.43)      $(0.46)      $(0.46)      $(0.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.77       $10.88       $10.82       $10.31       $10.53       $10.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           0.83++       4.32         9.14         2.38        10.17        (1.56)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 1.57+        1.63         1.63         1.63         1.61         1.64
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.81+        3.63         3.74         4.09         4.50         4.53
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           13           10           21           20           17           44
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $16,541      $17,339      $16,163      $13,579      $12,531      $10,926
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.19        $0.37        $0.38        $0.41        $0.46        $0.44
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.82+        1.83         1.83         1.83         1.81         1.82
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.56+        3.43         3.54         3.89         4.30         4.35
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                  Six months                              Years ended 3/31
                                                     ended       -------------------------------------------------------------------
                                                    9/30/04        2004          2003          2002          2001          2000
CLASS A                                           (unaudited)

Net asset value, beginning of period                $10.41        $10.40         $9.97        $10.08         $9.61        $10.14
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                             $0.23         $0.45         $0.47         $0.51         $0.51         $0.50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                          (0.12)         0.01          0.46         (0.11)         0.47         (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.11         $0.46         $0.93         $0.40         $0.98        $(0.03)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                          $(0.23)       $(0.45)       $(0.50)       $(0.51)       $(0.51)       $(0.50)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#            $0.00+++        $--           $--           $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.29        $10.41        $10.40         $9.97        $10.08         $9.61
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                   1.06++        4.53          9.51          4.06         10.45         (0.24)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                            0.61+         0.72          0.73          0.72          0.70          0.72
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.48+         4.31          4.59          5.05          5.25          5.14
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       5            19            15            15            12            28
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $131,759      $139,333      $134,521      $119,328      $113,928      $107,111
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.22         $0.43         $0.45         $0.49         $0.49         $0.48
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                            0.86+         0.92          0.93          0.92          0.90          0.90
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.23+         4.11          4.39          4.85          5.05          4.96
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS B                                                (unaudited)
Net asset value, beginning of period                     $10.42       $10.41        $9.98       $10.09        $9.62       $10.14
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.19        $0.37        $0.39        $0.43        $0.44        $0.42
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.12)        0.01         0.46        (0.11)        0.46        (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.07        $0.38        $0.85        $0.32        $0.90       $(0.11)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.19)      $(0.37)      $(0.42)      $(0.43)      $(0.43)      $(0.41)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                 $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.30       $10.42       $10.41        $9.98       $10.09        $9.62
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           0.67++       3.68         8.62         3.24         9.59        (1.02)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 1.38+        1.53         1.54         1.50         1.47         1.62
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.71+        3.50         3.77         4.26         4.49         4.33
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            5           19           15           15           12           28
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $11,861      $12,554      $12,049       $8,700       $9,822       $9,227
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.18        $0.34        $0.37        $0.41        $0.42        $0.40
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.63+        1.73         1.74         1.70         1.67         1.80
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.46+        3.30         3.57         4.06         4.29         4.15
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                  Six months                              Years ended 3/31
                                                     ended       -------------------------------------------------------------------
                                                    9/30/04        2004          2003          2002          2001          2000
CLASS A                                           (unaudited)

Net asset value, beginning of period                 $5.98         $5.96         $5.70         $5.81         $5.52         $5.89
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                             $0.14         $0.28         $0.28         $0.28         $0.28         $0.29
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                     (0.04)         0.02          0.27         (0.10)         0.30         (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.10         $0.30         $0.55         $0.18         $0.58        $(0.09)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                          $(0.14)       $(0.28)       $(0.29)       $(0.28)       $(0.29)       $(0.28)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                      --            --            --         (0.01)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.14)       $(0.28)       $(0.29)       $(0.29)       $(0.29)       $(0.28)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#            $0.00+++        $--           $--           $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.94         $5.98         $5.96         $5.70         $5.81         $5.52
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                   1.75++        5.22          9.79          3.11         10.78         (1.41)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                            0.58+         0.67          0.67          0.67          0.62          0.51
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.94+         4.71          4.73          4.87          5.08          5.21
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       8             8            22            12            21            40
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $303,561      $314,108      $333,350      $305,699      $293,137      $196,828
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.14*        $0.27         $0.27         $0.27         $0.27         $0.27
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                            0.83+         0.87          0.87          0.87          0.87          0.86
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.69+         4.51          4.53          4.67          4.83          4.86
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     * The impact per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS B                                                (unaudited)

Net asset value, beginning of period                      $5.98        $5.96        $5.70        $5.81        $5.52        $5.89
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.12        $0.23        $0.23        $0.24        $0.24        $0.25
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency                                      (0.04)        0.03         0.27        (0.11)        0.30        (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.08        $0.26        $0.50        $0.13        $0.54       $(0.13)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.12)      $(0.24)      $(0.24)      $(0.23)      $(0.25)      $(0.24)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                           --           --           --        (0.01)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.12)      $(0.24)      $(0.24)      $(0.24)      $(0.25)      $(0.24)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                 $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $5.94        $5.98        $5.96        $5.70        $5.81        $5.52
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           1.37++       4.38         8.93         2.30         9.93        (2.21)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 1.33+        1.47         1.46         1.45         1.39         1.31
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.19+        3.91         3.94         4.09         4.31         4.38
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            8            8           22           12           21           40
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $76,332      $85,106      $98,888      $84,123      $80,473      $60,367
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.12*       $0.22        $0.22        $0.23        $0.23        $0.23
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.58+        1.67         1.66         1.65         1.64         1.66
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.94+        3.71         3.74         3.89         4.06         4.03
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     * The impact per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS C                                                (unaudited)

Net asset value, beginning of period                      $6.00        $5.98        $5.72        $5.83        $5.53        $5.90
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.12        $0.23        $0.23        $0.23        $0.23        $0.24
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and
foreign currency                                          (0.04)        0.02         0.27        (0.10)        0.31        (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.08        $0.25        $0.50        $0.13        $0.54       $(0.14)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.12)      $(0.23)      $(0.24)      $(0.23)      $(0.24)      $(0.23)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                           --           --           --        (0.01)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.12)      $(0.23)      $(0.24)      $(0.24)      $(0.24)      $(0.23)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                 $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $5.96        $6.00        $5.98        $5.72        $5.83        $5.53
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           1.30++       4.27         8.78         2.17         9.97        (2.29)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 1.48+        1.56         1.57         1.57         1.52         1.41
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.04+        3.81         3.83         3.97         4.21         4.32
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            8            8           22           12           21           40
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $34,257      $36,363      $40,804      $35,022      $33,056      $10,482
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.11        $0.22        $0.22        $0.22        $0.22        $0.22
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                 1.73+        1.77         1.77         1.77         1.77         1.76
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.79+        3.60         3.63         3.77         3.96         3.97
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The total return previously reported for the year ended March 31, 2001 has been revised, from 9.96% to 9.97%.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS       FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS A                                                (unaudited)

Net asset value, beginning of period                     $10.24       $10.19        $9.78        $9.95        $9.47       $10.12
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.24        $0.47        $0.48        $0.50        $0.50        $0.50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.10)        0.05         0.44        (0.16)        0.49        (0.65)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.14        $0.52        $0.92        $0.34        $0.99       $(0.15)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.24)      $(0.47)      $(0.51)      $(0.51)      $(0.51)      $(0.50)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.14       $10.24       $10.19        $9.78        $9.95        $9.47
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                        1.38++       5.20         9.40         3.52^      10.72        (1.38)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 0.54+        0.64         0.62         0.63         0.63         0.66
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.82+        4.58         4.78         5.09         5.23         5.21
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            7           31           27           16           18           52
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $68,643      $79,155      $86,045      $69,959      $66,807      $64,107
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.23        $0.45        $0.46        $0.48        $0.48        $0.48
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 0.79+        0.85         0.82         0.83         0.83         0.84
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.57+        4.37         4.58         4.89         5.03         5.03
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     ^ The total return previously reported for the year ended March 31, 2002 has been revised, from 3.41% to 3.52%.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS B                                                (unaudited)
Net asset value, beginning of period                     $10.24       $10.19        $9.78        $9.95        $9.47       $10.11
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.20        $0.39        $0.40        $0.43        $0.42        $0.43
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.10)        0.05         0.43        (0.17)        0.49        (0.64)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.10        $0.44        $0.83        $0.26        $0.91       $(0.21)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.20)      $(0.39)      $(0.42)      $(0.43)      $(0.43)      $(0.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.14       $10.24       $10.19        $9.78        $9.95        $9.47
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           0.99++       4.36         8.64         2.58         9.84        (2.07)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                 1.31+        1.44         1.42         1.43         1.43         1.45
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.05+        3.76         3.97         4.29         4.43         4.42
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            7           31           27           16           18           52
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $19,511      $22,312      $25,175      $22,151      $23,820      $19,999
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.19        $0.37        $0.38        $0.41        $0.41        $0.41
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.56+        1.64         1.62         1.63         1.63         1.63
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.80+        3.58         3.77         4.09         4.23         4.24
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS A                                                (unaudited)

Net asset value, beginning of period                     $11.22       $11.17       $10.63       $10.82       $10.26       $10.93
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.24        $0.49        $0.49        $0.50        $0.52        $0.52
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.11)        0.05         0.55        (0.17)        0.56        (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.13        $0.54        $1.04        $0.33        $1.08       $(0.15)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.24)      $(0.49)      $(0.50)      $(0.51)      $(0.52)      $(0.52)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                           --           --           --        (0.01)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.24)      $(0.49)      $(0.50)      $(0.52)      $(0.52)      $(0.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.11       $11.22       $11.17       $10.63       $10.82       $10.26
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                        1.18++       4.93         9.97         3.03        10.80        (1.32)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 0.87+        0.91         0.92         0.93         0.90         0.93
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.38+        4.35         4.43         4.67         4.95         4.98
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           10           12           25           19           24           39
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $54,083      $55,659      $57,636      $54,179      $52,236      $48,054
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.23        $0.46        $0.47        $0.48        $0.50        $0.50
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.12+        1.12         1.12         1.13         1.10         1.11
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                4.13+        4.14         4.23         4.47         4.75         4.80
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS B                                                (unaudited)

Net asset value, beginning of period                     $11.23       $11.18       $10.64       $10.83       $10.27       $10.93
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.20        $0.40        $0.40        $0.42        $0.45        $0.44
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.11)        0.06         0.56        (0.18)        0.55        (0.66)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.09        $0.46        $0.96        $0.24        $1.00       $(0.22)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.20)      $(0.41)      $(0.42)      $(0.42)      $(0.44)      $(0.44)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                           --           --           --        (0.01)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.20)      $(0.41)      $(0.42)      $(0.43)      $(0.44)      $(0.44)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.12       $11.23       $11.18       $10.64       $10.83       $10.27
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           0.81++       4.15         9.15         2.26         9.97        (2.06)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 1.62+        1.66         1.67         1.68         1.65         1.68
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.63+        3.60         3.68         3.91         4.25         4.24
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           10           12           25           19           24           39
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $15,258      $16,759      $18,077      $16,031      $17,376      $14,777
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.19        $0.38        $0.38        $0.40        $0.43        $0.42
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.87+        1.86         1.87         1.88         1.85         1.86
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.38+        3.40         3.48         3.71         4.05         4.06
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                  Six months                              Years ended 3/31
                                                     ended       -------------------------------------------------------------------
                                                    9/30/04        2004          2003          2002          2001          2000
CLASS A                                           (unaudited)

Net asset value, beginning of period                $11.74        $11.69        $11.21        $11.35        $10.81        $11.49
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                             $0.26         $0.51         $0.52         $0.54         $0.54         $0.53
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                          (0.13)         0.06          0.50         (0.14)         0.54         (0.68)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.13         $0.57         $1.02         $0.40         $1.08        $(0.15)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                          $(0.26)       $(0.52)       $(0.54)       $(0.54)       $(0.54)       $(0.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.61        $11.74        $11.69        $11.21        $11.35        $10.81
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                   1.12++        4.96          9.21          3.59         10.26         (1.27)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                            0.86+         0.96          0.95          0.95          0.95          0.96
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.57+         4.35          4.51          4.73          4.96          4.85
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       6            21            12             8            14            24
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $128,339      $138,201      $138,666      $128,750      $125,316      $114,957
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.25         $0.49         $0.50         $0.52         $0.52         $0.51
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                            1.11+         1.17          1.15          1.15          1.15          1.14
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.32+         4.14          4.31          4.53          4.76          4.67
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS B                                                (unaudited)

Net asset value, beginning of period                     $11.74       $11.68       $11.20       $11.34       $10.81       $11.48
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.23        $0.43        $0.45        $0.46        $0.47        $0.46
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.15)        0.07         0.49        (0.13)        0.53        (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.08        $0.50        $0.94        $0.33        $1.00       $(0.21)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.22)      $(0.44)      $(0.46)      $(0.47)      $(0.47)      $(0.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.60       $11.74       $11.68       $11.20       $11.34       $10.81
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           0.71++       4.37         8.52         2.92         9.46        (1.82)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 1.51+        1.61         1.60         1.60         1.60         1.61
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.92+        3.70         3.86         4.08         4.30         4.21
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            6           21           12            8           14           24
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $29,842      $31,697      $34,033      $31,542      $28,859      $26,845
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.21        $0.41        $0.42        $0.44        $0.47        $0.44
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.76+        1.81         1.80         1.80         1.80         1.79
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.67+        3.50         3.66         3.88         4.10         4.03
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                  Six months                              Years ended 3/31
                                                     ended       -------------------------------------------------------------------
                                                    9/30/04        2004          2003          2002          2001          2000
CLASS A                                           (unaudited)

Net asset value, beginning of period                $11.52        $11.49        $10.90        $11.11        $10.60        $11.35
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                             $0.26*        $0.51         $0.52         $0.53         $0.55         $0.57
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                          (0.10)         0.03          0.60         (0.21)         0.52         (0.76)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.16         $0.54         $1.12         $0.32         $1.07        $(0.19)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                          $(0.25)       $(0.51)       $(0.53)       $(0.52)       $(0.56)       $(0.56)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                      --            --            --         (0.01)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.25)       $(0.51)       $(0.53)       $(0.53)       $(0.56)       $(0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.43*       $11.52        $11.49        $10.90        $11.11        $10.60
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                   1.47++        4.82         10.42          2.93         10.44         (1.57)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                            0.81+*        0.95          0.92          0.92          0.92          0.92
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.62+*        4.39          4.56          4.73          5.10          5.29
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       4            14            15            13            22            35
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $214,634      $224,923      $233,500      $210,269      $216,272      $207,228
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                          $0.25         $0.48         $0.49         $0.51         $0.53         $0.55
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                            1.06+*        1.16          1.12          1.12          1.12          1.10
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           4.37+*        4.18          4.36          4.53          4.90          5.11
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include applicable sales charge. If the charge had been included, the results would have been lower.
     * Includes a non-recurring reimbursement of prior period out-of-pocket expenses to certain third party shareholder servicing costs, recorded on April 28, 2004. Had the reimbursement not occurred, the expense ratio would have increased by 0.06%, and the net investment income ratio would have decreased by (0.06)%. The impact of this reimbursement on the net investment income and net asset value calculated to less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                        Six months                           Years ended 3/31
                                                          ended       --------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS B                                                (unaudited)

Net asset value, beginning of period                     $11.54       $11.51       $10.92       $11.12       $10.60       $11.35
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.22*       $0.43        $0.44        $0.46        $0.48        $0.50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.09)        0.04         0.60        (0.20)        0.53        (0.76)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.13        $0.47        $1.04        $0.26        $1.01       $(0.26)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.22)      $(0.44)      $(0.45)      $(0.45)      $(0.49)      $(0.49)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                           --           --           --        (0.01)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.22)      $(0.44)      $(0.45)      $(0.46)      $(0.49)      $(0.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.45*      $11.54       $11.51       $10.92       $11.12       $10.60
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           1.14++       4.14         9.69         2.35         9.82^      (2.30)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 1.46+*       1.60         1.57         1.57         1.57         1.57
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.97+*       3.74         3.91         4.13         4.45         4.64
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            4           14           15           13           22           35
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $42,620      $46,253      $47,612      $37,487      $30,057      $25,743
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.21        $0.41        $0.42        $0.44        $0.46        $0.48
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                 1.71+*       1.80         1.77         1.77         1.77         1.75
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.72+*       3.54         3.71         3.93         4.25         4.46
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The total return previously reported for the year ended March 31, 2001 has been revised, from (9.82)% to 9.82%.
     * Includes a non-recurring reimbursement of prior period out-of-pocket expenses to certain third party shareholder servicing costs, recorded on April 38, 2004. Had the reimbursement not occurred, the expense ratio would have increased by 0.06%, and the net investment income ratio would have decreased by (0.06%). The impact of this reimbursement on the net investment income and net assets value calculated to less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENT (Unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in each fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each of the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The funds may use swaps for both hedging and non-hedging purposes. For hedging purposes, each fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, each fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

RATE LOCK SWAPS - Each fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

SHORT TERM FEES - For purchases made on or after July 1, 2004, each fund will charge a 2% redemption fee (which is retained by each fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The funds may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the funds' prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions paid for the years ended March 31, 2004 and March 31, 2003 was as follows:

                                        ALABAMA      ARKANSAS     CALIFORNIA     FLORIDA     GEORGIA     MARYLAND    MASSACHUSETTS
YEAR ENDED 3/31/04                       FUND          FUND          FUND         FUND         FUND        FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Tax-exempt income                     $4,299,054    $6,440,961   $20,587,242   $4,790,668   $3,071,307   $7,429,929   $12,099,617
------------------------------------------------------------------------------------------------------------------------------------

                                        ALABAMA      ARKANSAS     CALIFORNIA     FLORIDA     GEORGIA     MARYLAND    MASSACHUSETTS
YEAR ENDED 3/31/03                       FUND          FUND          FUND         FUND         FUND        FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Tax-exempt income                     $4,493,757    $6,651,032   $21,427,690   $4,888,336   $3,242,913   $7,569,470   $12,206,827
------------------------------------------------------------------------------------------------------------------------------------
Ordinary income                           59,140          --            --           --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Long-term capital gain                    43,388          --            --           --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared          $4,596,285    $6,651,032   $21,427,690   $4,888,336   $3,242,913   $7,569,470   $12,206,827
------------------------------------------------------------------------------------------------------------------------------------

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                        ALABAMA      ARKANSAS     CALIFORNIA     FLORIDA     GEORGIA     MARYLAND    MASSACHUSETTS
                                         FUND          FUND          FUND         FUND         FUND        FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income         $152,373      $369,349      $452,093     $218,278     $57,013     $248,158       $408,532
------------------------------------------------------------------------------------------------------------------------------------
Capital loss carryforward               (134,683)     (815,441)   (1,968,114)  (1,591,545)   (316,767)  (1,455,666)      (937,774)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain                        8,238,413    13,143,642    31,264,481    6,876,654   6,232,810   14,501,988     22,339,252
------------------------------------------------------------------------------------------------------------------------------------
Other temporary differences             (362,183)     (585,592)   (1,728,241)    (385,444)   (260,097)    (615,488)      (987,479)
------------------------------------------------------------------------------------------------------------------------------------

At March 31, 2004, the following funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                                        ALABAMA      ARKANSAS     CALIFORNIA     FLORIDA     GEORGIA     MARYLAND    MASSACHUSETTS
EXPIRATION DATE                          FUND          FUND          FUND         FUND         FUND        FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2005                              $--      $(215,971)         $--     $(524,124)       $--    $(1,055,172)    $(405,183)
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2006                               --            --            --      (781,761)        --           --            --
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2007                               --            --            --           --          --           --        (242,062)
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2008                               --        (15,757)      (87,023)         --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2009                               --            --     (1,881,091)         --     (316,767)    (400,494)          --
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2010                               --            --            --      (164,025)        --           --        (290,529)
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011                               --            --            --      (121,635)        --           --            --
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2012                          (134,683)     (583,713)          --           --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total                                  $(134,683)    $(815,441)  $(1,968,114)  $(1,591,545)  $(316,767) $(1,455,666)    $(937,774)
------------------------------------------------------------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. In the case of the Massachusetts Fund the reduction of expenses by the investment adviser includes a non-recurring reimbursement of prior period out-of-pocket shareholder servicing costs in the amount of $81,135. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce each fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing each fund. Management fees incurred for the six months ended September 30, 2004 were charged at an effective rate of 0.30% of average daily net assets on an annualized basis for each fund.

Each fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Each fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense for retired Independent Trustees for the six months ended September 30, 2004:

                                        ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA      GEORGIA     MARYLAND    MASSACHUSETTS
                                         FUND         FUND          FUND         FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Pension Expense                           $521         $488          $599         $486         $492         $687          $702
------------------------------------------------------------------------------------------------------------------------------------

These funds and certain other MFS funds (the "funds") have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Effective April 1, 2004, each fund paid MFS an administrative fee up to the following annual percentage rates of each fund's average daily net assets:

First $2 billion                                                       0.01120%
-------------------------------------------------------------------------------
Next $2.5 billion                                                      0.00832%
-------------------------------------------------------------------------------
Next $2.5 billion                                                      0.00032%
-------------------------------------------------------------------------------
In excess of $7 billion                                                0.00000%
-------------------------------------------------------------------------------

For the six months ended September 30, 2004, each fund paid MFS the following amounts to partially reimburse MFS for the costs of providing administrative services:

                                        ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA      GEORGIA     MARYLAND    MASSACHUSETTS
                                         FUND         FUND          FUND         FUND         FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
Expenses Paid                              $4,023       $6,113       $17,693       $3,923       $2,931       $6,880        $10,982
----------------------------------------------------------------------------------------------------------------------------------
Percentage of average daily net
  assets                                  0.0085%      0.0085%       0.0085%      0.0086%      0.0085%      0.0085%        0.0085%
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2004:

 ALABAMA   ARKANSAS   CALIFORNIA FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
  FUND       FUND       FUND      FUND      FUND       FUND          FUND
-------------------------------------------------------------------------------
 $12,071    $16,780    $28,713   $5,543    $5,130     $13,611      $23,132
-------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that each fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFS may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. For the six months ended September 30, 2004, MFD retained the following service fees for accounts not attributable to a securities dealer:

 ALABAMA   ARKANSAS   CALIFORNIA FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
  FUND       FUND       FUND      FUND      FUND       FUND          FUND
-------------------------------------------------------------------------------
  $630       $643      $1,931      $--      $424      $1,951       $23,917
-------------------------------------------------------------------------------

During the six month ended September 30, 2004, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

 ALABAMA   ARKANSAS   CALIFORNIA FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
  FUND       FUND       FUND      FUND      FUND       FUND          FUND
-------------------------------------------------------------------------------
  0.25%      0.10%      0.10%     0.00%     0.25%      0.35%        0.35%
-------------------------------------------------------------------------------

Payments of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the trust may determine for the Alabama, Arkansas, California, Florida, and Georgia funds. Payment of the 0.25% per annum Class A service fee by the Florida Fund will commence on such date as the Trustees of the trust may determine. In the case of the Arkansas and California Funds, a portion of the service fee is currently being paid by each fund; payment of the remaining portion for the Class A service fee will become payable on such date as the Trustees of the trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to securities dealers. Class B and Class C service fees during the six months ended September 30, 2004 were as follows:

                                        ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA      GEORGIA     MARYLAND    MASSACHUSETTS
                                         FUND         FUND          FUND         FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Class B                                   $43          $--           $16          $--          $10          $93          $112
------------------------------------------------------------------------------------------------------------------------------------
Class C                                   N/A          N/A          $719          N/A          N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

During the six months ended September 30, 2004, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B and Class C shares on an annualized basis were as follows:

                                        ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA      GEORGIA     MARYLAND    MASSACHUSETTS
                                         FUND         FUND          FUND         FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Class B                                  1.00%        0.86%        0.85%         0.77%        1.00%        1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C                                   N/A          N/A         1.00%          N/A          N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

Except in the case of the 0.25% per annum first year Class B shares service fee, payments by the Florida Fund will be suspended until such date as the Trustees of the trust may determine. In the case of the Arkansas and California funds, the 0.25% per annum
Class B service fee for the sale of Class B shares in the first year is currently 0.10%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges (CDSC) imposed during the six months ended September 30, 2004 were as follows:

                            ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
CDSC IMPOSED                  FUND          FUND           FUND           FUND           FUND          FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A                           $--         $9,620            $--            $--           $--            $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Class B                        33,202         18,647        103,249         31,586        19,253         21,613         46,622
---------------------------------------------------------------------------------------------------------------------------------
Class C                           N/A            N/A          5,197            N/A           N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of each fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of each fund's average daily net assets. Effective July 1, 2004, each fund is charged up to 0.0861% of its average daily net assets. For the six months ended September 30, 2004, each fund paid MFSC the following fee for shareholder services:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                                FUND          FUND           FUND           FUND           FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
Expense paid                    $43,349        $65,830       $190,408        $41,989       $31,568        $72,987       $118,193
-----------------------------------------------------------------------------------------------------------------------------------
Percentage of average
daily net assets                0.0915%        0.0917%        0.0915%        0.0917%       0.0917%        0.0905%        0.0915%
-----------------------------------------------------------------------------------------------------------------------------------

Also included in shareholder servicing costs are out-of-pocket expenses (credit), paid to/by MFSC, which amounted to the following for the six months ended September 30, 2004, as well as other expenses paid to unaffiliated vendors:

 ALABAMA   ARKANSAS   CALIFORNIA FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
  FUND       FUND       FUND      FUND      FUND       FUND          FUND
--------------------------------------------------------------------------------
 $1,033    $(5,950)    $1,232    $1,176     $432       $613         $5,467
--------------------------------------------------------------------------------

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                                FUND          FUND           FUND           FUND           FUND          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
Purchases                   $11,670,035     $6,952,251    $33,052,128     $6,233,429    $6,890,201     $9,423,000    $11,000,607
---------------------------------------------------------------------------------------------------------------------------------
Sales                        13,785,517     10,095,657     68,132,612     21,214,565     7,907,666     19,575,514     22,940,664
---------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                               ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                                 FUND          FUND           FUND           FUND           FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
Aggregate cost               $86,557,889   $130,980,433   $384,307,150    $80,794,751   $63,978,063   $146,482,066   $234,168,242
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation                  $7,432,448    $11,671,743    $29,679,092     $5,942,613    $5,754,452    $12,871,591    $20,483,902
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
depreciation                    (427,351)       (77,325)    (3,276,574)      (142,141)      (70,576)      (439,863)      (833,833)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)                $7,005,097    $11,594,418    $26,402,518     $5,800,472    $5,683,876    $12,431,728    $19,650,069
----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        ALABAMA                 ARKANSAS                CALIFORNIA                 FLORIDA
----------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/04
(000 Omitted)                       SHARES        AMOUNT     SHARES        AMOUNT     SHARES        AMOUNT     SHARES        AMOUNT
CLASS A SHARES
Shares sold                          262        $2,772        346        $3,527      1,723       $10,067        351        $3,527
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in

reinvestment of distributions        114         1,221        206         2,105        765         4,486         92          926
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                   (541)       (5,756)    (1,133)      (11,514)    (3,902)      (22,700)    (1,409)      (14,052)
------------------------------------------------------------------------------------------------------------------------------------
Net change                          (165)      $(1,763)      (581)      $(5,882)    (1,414)      $(8,147)      (966)      $(9,599)
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                          726        $7,893      1,380       $14,370      6,490       $38,645      1,178       $12,024
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions        207         2,241        348         3,618      1,394         8,298        179         1,822
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (1,322)      (14,349)    (1,283)      (13,287)   (11,257)      (66,990)    (2,067)      (21,072)
------------------------------------------------------------------------------------------------------------------------------------
Net change                          (389)      $(4,215)       445        $4,701     (3,373)     $(20,047)      (710)      $(7,226)
------------------------------------------------------------------------------------------------------------------------------------

                                        ALABAMA                 ARKANSAS                CALIFORNIA                 FLORIDA
----------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/04 (000
Omitted)                           SHARES        AMOUNT     SHARES        AMOUNT     SHARES        AMOUNT     SHARES        AMOUNT

CLASS B SHARES
Shares sold                           97        $1,026         61          $618        235        $1,372         72           $722
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in

reinvestment of distributions         18           197         15           151        186         1,092         20            200
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                   (173)       (1,838)      (129)       (1,310)    (1,801)      (10,487)      (348)       (3,471)
------------------------------------------------------------------------------------------------------------------------------------
Net change                           (58)        $(615)       (53)        $(541)    (1,380)      $(8,023)      (256)      $(2,549)
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                          350        $3,812        200        $2,100      1,820       $10,917        295        $3,014
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions         32           346         25           254        368         2,189         38           383
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                   (282)       (3,048)      (178)       (1,856)    (4,539)      (26,957)      (624)       (6,349)
------------------------------------------------------------------------------------------------------------------------------------
Net change                           100        $1,110         47          $498     (2,351)     $(13,851)      (291)      $(2,952)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        CALIFORNIA
----------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/04
(000 Omitted)                                                                        SHARES        AMOUNT
CLASS C
Shares sold                                                                            376        $2,191
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in

reinvestment of distributions                                                           80           473
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                     (768)       (4,473)
----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                            (312)      $(1,809)
----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                                                                          2,792       $16,538
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                                          170         1,004
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                   (2,264)      (13,435)
----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                             698        $4,107
----------------------------------------------------------------------------------------------------------------------------------

                                        GEORGIA                 MARYLAND               MASSACHUSETTS

----------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/04
(000 Omitted)                     SHARES        AMOUNT     SHARES        AMOUNT     SHARES        AMOUNT
CLASS A SHARES
Shares sold                          167        $1,836        284        $3,264        594        $6,701
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in

reinvestment of distributions         80           876        182         2,090        234         2,642
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                   (340)       (3,711)    (1,179)      (13,508)    (1,569)      (17,607)
----------------------------------------------------------------------------------------------------------------------------------
Net change                           (93)        $(999)      (713)      $(8,154)      (741)      $(8,264)
----------------------------------------------------------------------------------------------------------------------------------

Year ending 3/31/04 (000 Omitted)
Shares sold                          568        $6,339        759        $8,889      1,640       $18,843
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in

reinvestment of distributions        145         1,614        332         3,885        435         4,994
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                   (911)      (10,174)    (1,186)      (13,849)    (2,878)      (33,079)
----------------------------------------------------------------------------------------------------------------------------------
Net change                          (198)      $(2,221)       (95)      $(1,075)      (803)      $(9,242)
----------------------------------------------------------------------------------------------------------------------------------

                                        GEORGIA                 MARYLAND               MASSACHUSETTS

----------------------------------------------------------------------------------------------------------------------------------
Six months ended 9/30/04
(000 Omitted)                     SHARES        AMOUNT     SHARES        AMOUNT     SHARES        AMOUNT
CLASS B
Shares sold                           21          $235         78          $889        101        $1,151
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions         17           183         33           378         54           609
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                   (158)       (1,734)      (239)       (2,730)      (440)       (4,958)
----------------------------------------------------------------------------------------------------------------------------------
Net change                          (120)      $(1,316)      (128)      $(1,463)      (285)      $(3,198)
----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                          214        $2,410        276        $3,240        635        $7,331
----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions         31           346         61           712         98         1,126
----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                   (369)       (4,140)      (550)       (6,433)      (863)       (9,965)
----------------------------------------------------------------------------------------------------------------------------------
Net change                          (124)      $(1,384)      (213)      $(2,481)      (130)      $(1,508)
----------------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the six months ended September 30, 2004 ranged from $123 to $950, and is included in miscellaneous expense. None of the funds had significant borrowings during the six months ended September 30, 2004.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                                     NOTIONAL PRINCIPAL         CASH FLOWS                            UNREALIZED
                                                          AMOUNT OF            RECEIVED BY       CASH FLOWS PAID     APPRECIATION
FUND                                  EXPIRATION   CONTRACT (000 OMITTED)        THE FUND          BY THE FUND      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Fund                                                                                     Fixed -- 2 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/15/04            2,500             BMA Swap Index         (1.945%)            $(3,227)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/27/14            1,900             BMA Swap Index         (3.444%)             11,545
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         11/9/14            1,900             BMA Swap Index         (3.73%)             (32,354)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/10/14            1,900             BMA Swap Index         (3.576%)             (8,504)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/17/14            1,500             BMA Swap Index        (4.1125%)            (69,751)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/23/16            2,000             BMA Swap Index         (4.33%)            (116,300)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/14/16            2,000             BMA Swap Index         (4.043%)            (59,822)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/16/16            1,500             BMA Swap Index         (3.995%)            (39,552)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         1/11/17            1,000             BMA Swap Index         (3.937%)            (18,080)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        10/27/34            1,000                (4.132%)         BMA Swap Index          (7,261)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                         11/9/34            1,000                (4.322%)         BMA Swap Index          20,524
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        11/10/34            1,000                 (4.2%)          BMA Swap Index           1,810
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total Alabama Fund     $(320,972)
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                                                                    Fixed -- 2 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/15/04            3,200             BMA Swap Index         (1.945%)            $(4,131)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/27/14            2,850             BMA Swap Index         (3.444%)             17,317
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         11/9/14            2,850             BMA Swap Index         (3.73%)             (48,532)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/10/14            2,850             BMA Swap Index         (3.576%)            (12,755)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/17/14            2,750             BMA Swap Index        (4.1125%)           (127,878)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/23/16            2,000             BMA Swap Index         (4.33%)            (116,300)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         12/1/16            3,000             BMA Swap Index         (4.361%)           (180,952)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/14/16            3,000             BMA Swap Index         (4.043%)            (89,732)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/16/16            2,500             BMA Swap Index         (3.995%)            (65,920)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         1/11/17            2,000             BMA Swap Index         (3.937%)            (36,160)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 15 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         10/6/19            1,500             BMA Swap Index         (4.128%)            (47,869)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 15 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/20/19            2,000             BMA Swap Index         (4.24%)             (81,198)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        10/27/34            1,500                (4.132%)         BMA Swap Index         (10,891)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                         11/9/34            1,500                (4.322%)         BMA Swap Index          30,786
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        11/10/34            1,500                 (4.2%)          BMA Swap Index           2,716
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total Arkansas Fund     $(771,499)
-----------------------------------------------------------------------------------------------------------------------------------
California Fund                                                                                  Fixed -- 2 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/15/04           10,500             BMA Swap Index         (1.945%)           $(13,555)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/27/14            9,000             BMA Swap Index         (3.444%)             54,685
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         11/9/14            9,000             BMA Swap Index         (3.73%)            (153,258)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/10/14            8,550             BMA Swap Index         (3.576%)            (38,266)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/14/16            5,000             BMA Swap Index         (4.043%)           (149,554)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/16/16            6,000             BMA Swap Index         (3.995%)           (158,209)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         1/11/17            3,000             BMA Swap Index         (3.937%)            (54,240)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        10/27/34            4,500                (4.132%)         BMA Swap Index         (32,674)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                         11/9/34            4,500                (4.322%)         BMA Swap Index          92,358
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        11/10/34            4,500                 (4.2%)          BMA Swap Index           8,147
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total California Fund     $(444,566)
-----------------------------------------------------------------------------------------------------------------------------------
Florida Fund                                                                                     Fixed -- 2 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/15/04            1,500             BMA Swap Index         (1.945%)            $(1,936)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/27/14            1,900             BMA Swap Index         (3.444%)             11,545
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         11/9/14            1,900             BMA Swap Index         (3.73%)             (32,354)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/10/14            1,900             BMA Swap Index         (3.576%)             (8,504)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/23/16            1,000             BMA Swap Index         (4.33%)             (58,150)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/14/16            1,500             BMA Swap Index         (4.043%)            (44,866)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/15/16            1,000             BMA Swap Index         (4.071%)            (33,464)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/16/16            2,000             BMA Swap Index         (3.995%)           $(52,736)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         1/11/17            2,000             BMA Swap Index         (3.937%)            (36,160)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         3/22/17            2,500             BMA Swap Index         (3.666%)             25,256
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 15 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         10/6/19            1,000             BMA Swap Index         (4.128%)            (31,912)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 15 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/20/19            1,000             BMA Swap Index         (4.24%)             (40,599)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        10/27/34            1,000                (4.132%)         BMA Swap Index          (7,261)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                         11/9/34            1,000                (4.322%)         BMA Swap Index          20,524
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        11/10/34            1,000                 (4.2%)          BMA Swap Index           1,810
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total Florida Fund     $(288,807)
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                                                                                     Fixed -- 2 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/15/04            1,750             BMA Swap Index         (1.945%)            $(2,259)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/27/14            1,425             BMA Swap Index         (3.444%)              8,659
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         11/9/14            1,425             BMA Swap Index         (3.73%)             (24,266)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/10/14            1,520             BMA Swap Index         (3.576%)             (6,803)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/16/16            2,500             BMA Swap Index         (4.371%)           (161,365)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         12/1/16            1,000             BMA Swap Index         (4.361%)            (60,317)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/14/16            1,500             BMA Swap Index         (4.043%)            (44,866)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/16/16            1,000             BMA Swap Index         (3.995%)            (26,368)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         1/11/17            1,000             BMA Swap Index         (3.937%)            (18,080)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 15 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         10/6/19             700              BMA Swap Index         (4.128%)           $(22,339)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 15 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/20/19            1,000             BMA Swap Index         (4.24%)             (40,599)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        10/27/34             750                 (4.132%)         BMA Swap Index          (5,446)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                         11/9/34             750                 (4.322%)         BMA Swap Index          15,393
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        11/10/34             800                  (4.2%)          BMA Swap Index           1,448
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total Georgia Fund     $(387,208)
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                                                                                    Fixed -- 2 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/15/04            2,400             BMA Swap Index         (1.945%)            $(3,098)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/27/14            3,325             BMA Swap Index         (3.444%)             20,203
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         11/9/14            3,325             BMA Swap Index         (3.73%)             (56,620)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/10/14            3,420             BMA Swap Index         (3.576%)            (15,307)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/17/14            3,000             BMA Swap Index        (4.1125%)           (139,503)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         12/1/16            2,000             BMA Swap Index         (4.361%)           (120,635)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/14/16            3,000             BMA Swap Index         (4.043%)            (89,732)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/16/16            3,000             BMA Swap Index         (3.995%)            (79,104)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         1/11/17            3,500             BMA Swap Index         (3.937%)            (63,280)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         3/22/17            1,300             BMA Swap Index         (3.666%)             13,133
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 15 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         10/6/19            1,700             BMA Swap Index         (4.128%)            (54,251)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        10/27/34            1,750                (4.132%)         BMA Swap Index         (12,707)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                         11/9/34            1,750                (4.322%)         BMA Swap Index         $35,917
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        11/10/34            1,800                 (4.2%)          BMA Swap Index           3,259
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total Maryland Fund     $(561,725)
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                                                                               Fixed -- 2 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/15/04            6,000             BMA Swap Index         (1.945%)            $(7,746)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        10/27/14            5,225             BMA Swap Index         (3.444%)             31,748
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         11/9/14            5,225             BMA Swap Index         (3.73%)             (88,975)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 10 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        11/10/14            5,225             BMA Swap Index         (3.576%)            (23,385)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/14/16            5,000             BMA Swap Index         (4.043%)           (149,554)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                        12/16/16            4,000             BMA Swap Index         (3.995%)           (105,472)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fixed -- 12 Year
                                                                            Floating -- 7 Day    BMA Swap Index,
                                         1/11/17            4,000             BMA Swap Index         (3.937%)            (72,320)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        10/27/34            2,750                (4.132%)         BMA Swap Index         (19,968)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                         11/9/34            2,750                (4.322%)         BMA Swap Index          56,441
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fixed -- 30 Year
                                                                             BMA Swap Index,    Floating -- 7 Day
                                        11/10/34            2,750                 (4.2%)          BMA Swap Index           4,979
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Total Massachusetts Fund     $(374,252)
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2004, each fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

Each fund may invest not more than 15% of its total assets in securities that are subject to legal or contractual restrictions on resale. At September 30, 2004, the funds owned the following restricted securities, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                                        DATE OF  SHARE/PAR
FUND                DESCRIPTION                                                     ACQUISITION     AMOUNT        COST        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Alabama Fund        Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2013             5/20/99     500,000    $521,978     $607,950
-----------------------------------------------------------------------------------------------------------------------------------
                    Guam Power Authority Rev., RITES, AMBAC, 8.0918%, 2018             5/20/99   4,500,000   4,384,869    5,007,870
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES, FSA,
                    9.1574%, 2017                                                       1/6/00     500,000     470,423      609,780
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 8.8516%, 2013      3/31/99     500,000     506,497      653,020
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 8.8516%, 2016      9/30/99     500,000     569,030      664,380
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,543,000
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund       Commonwealth of Puerto Rico, Infrastructure, RITES, ETM,
                    9.121%, 2019                                                       10/5/00   1,250,000  $1,282,225   $1,546,725
-----------------------------------------------------------------------------------------------------------------------------------
                    Commonwealth of Puerto Rico, RITES, MBIA, 9.621%, 2020             3/30/00   3,000,000   3,067,320    3,852,720
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES, FSA, 9.157%, 2017      1/6/00     735,000     692,046      896,377
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES, FSA, 9.157%, 2018      1/6/00   3,250,000   3,020,238    3,938,935
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   $10,234,757
--------------------------------------------------------------------------------
California Fund     Los Angeles, CA, RITES, 8.582%, 2014                               7/20/99   5,405,000  $5,601,471   $6,895,159
-----------------------------------------------------------------------------------------------------------------------------------
                    Los Angeles, CA, Union School District, RITES, FSA,
                    8.582%, 2020                                                        3/4/03   5,000,000   5,735,068    5,955,200
-----------------------------------------------------------------------------------------------------------------------------------
                    Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA,
                    9.136%, 2017                                                      10/22/01   1,500,000   1,769,948    2,004,000
-----------------------------------------------------------------------------------------------------------------------------------
                    Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC,
                    9.236%, 2016                                                        8/5/02   3,300,000   4,205,292    4,469,454
-----------------------------------------------------------------------------------------------------------------------------------
                    Southern California Metropolitan Water District, Rev., RITES,
                    9.582%, 2018                                                        5/7/01   5,000,000   5,716,218    6,950,700
-----------------------------------------------------------------------------------------------------------------------------------
                    State of California, RITES, "B", 9.563%, 2017                       1/3/00   1,250,000   1,269,176    1,589,200
-----------------------------------------------------------------------------------------------------------------------------------
                    University of California Rev., RITES, MBIA, 8.332%, 2016           5/21/99   5,705,000   5,770,564    6,500,163
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $34,363,876
-----------------------------------------------------------------------------------------------------------------------------------
Florida Fund        Commonwealth of Puerto Rico, Highway & Transportation, ROLS,
                    Railroad II R 227 1, MBIA, 9.226%, 2020                            4/25/03   2,500,000  $3,282,600   $3,401,800
-----------------------------------------------------------------------------------------------------------------------------------
                    Commonwealth of Puerto Rico, RITES, MBIA, 9.621%, 2019             3/30/00   1,000,000   1,030,240    1,284,240
-----------------------------------------------------------------------------------------------------------------------------------
                    State of Florida, RITES, 8.062%, 2017                               4/9/99   3,000,000   3,042,840    3,389,580
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $8,075,620
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Fund        Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
                    9.052%, 2016                                                       4/20/99   4,000,000  $4,668,400   $5,330,560
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES, FSA,
                    10.165%, 2016                                                       1/6/00     500,000     519,760      650,370
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,980,930
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Fund       Guam Power Authority Rev., RITES, AMBAC, 8.592%, 2015              5/20/99   1,680,000  $1,760,909   $2,005,080
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Electric Power Rev., RITES, FSA, 8.560%, 2015          9/16/99   1,400,000   1,367,100    1,650,614
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Municipal Finance Agency, RITES, FSA, 9.157%, 2019      1/6/00   1,000,000     905,080    1,208,220
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 8.852%, 2013       9/30/99     500,000     509,110      653,020
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 8.852%, 2016       3/31/99   1,520,000   1,729,851    2,019,715
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,536,649
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund  Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                    8.759%, 2015                                                        5/5/99   1,365,000  $1,465,952   $1,753,124
-----------------------------------------------------------------------------------------------------------------------------------
                    Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                    8.759%, 2016                                                        5/5/99   1,430,000   1,527,981    1,841,068
-----------------------------------------------------------------------------------------------------------------------------------
                    Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                    8.759%, 2018                                                        5/5/99   1,565,000   1,663,348    2,013,122
-----------------------------------------------------------------------------------------------------------------------------------
                    Massachusetts Bay Transportation Authority, RITES, 10.530%,
                    2016                                                               4/19/00   4,835,000   5,350,820    6,701,794
-----------------------------------------------------------------------------------------------------------------------------------
                    Massachusetts Water Resources Authority, RITES, FGIC, 11.053%,
                    2019                                                               3/16/00   4,010,000   4,627,761    5,889,728
-----------------------------------------------------------------------------------------------------------------------------------
                    Puerto Rico Public Finance Corp., RITES, AMBAC, 9.028%, 2016       3/31/99   2,500,000   2,760,554    3,321,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $21,520,736
-----------------------------------------------------------------------------------------------------------------------------------

At September 31, 2004, restricted securities constituted the following percentages of each fund's net assets:

 ALABAMA   ARKANSAS   CALIFORNIA  FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
  FUND       FUND       FUND       FUND      FUND       FUND          FUND
------------------------------------------------------------------------------
  7.97%      7.13%      8.30%     9.16%     8.63%      4.76%        8.37%
------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

Since each fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. The risk associated with such factors is mitigated by the fact that a percentage of securities in a portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. At September 30, 2004, the percentage of holdings that carried such enhancements were as follows:

 ALABAMA   ARKANSAS   CALIFORNIA  FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
  FUND       FUND       FUND       FUND      FUND       FUND          FUND
------------------------------------------------------------------------------
 69.18%     68.01%     52.25%    59.53%    47.90%     38.08%        47.67%
------------------------------------------------------------------------------

For each fund, the greatest exposure to any one institution or agency did not exceed the following percentages of total investments as of September 30, 2004:

 ALABAMA   ARKANSAS   CALIFORNIA  FLORIDA   GEORGIA   MARYLAND   MASSACHUSETTS
  FUND       FUND       FUND       FUND      FUND       FUND          FUND
------------------------------------------------------------------------------
 38.83%     17.46%     14.96%    25.98%    17.63%     14.17%        15.30%
------------------------------------------------------------------------------

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004)). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25,
2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of November 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                   WITH FUND             SINCE(1)                      DURING THE PAST FIVE YEARS
-------------------               ----------------       ---------------        ---------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)           Trustee and President    February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)             Trustee                  February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Harvard Law School (education),
                                                                           John Olin Visiting Professor (since July 2002);
                                                                           Secretary of Economic Affairs, The Commonwealth of
                                                                           Massachusetts (January 2002 to December 2002); Fidelity
                                                                           Investments, Vice Chairman (June 2000 to December 2001);
                                                                           Fidelity Management & Research Company (investment
                                                                           adviser), President (March 1997 to July 2001); The Bank
                                                                           of New York (financial services), Director; Bell Canada
                                                                           Enterprises (telecommunications), Director; Telesat
                                                                           (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                 Trustee and Chair of     February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)                Trustees                                    services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Lawrence H. Cohn, M.D.         Trustee                  August 1993        Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                            Harvard Medical School, Professor of Surgery

David H. Gunning               Trustee                  January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director; Southwest Gas Corporation (natural gas
                                                                           distribution company), Director

William R. Gutow               Trustee                  December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Amy B. Lane                    Trustee                  January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera             Trustee                  July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu              Trustee                  August 1982        Private investor; Harvard University Graduate School of
(born 04/10/35)                                                            Business Administration, Class of 1961 Adjunct Professor
                                                                           in Entrepreneurship Emeritus; CBL & Associates
                                                                           Properties, Inc. (real estate investment trust),
                                                                           Director

J. Dale Sherratt               Trustee                  August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Elaine R. Smith                Trustee                  February 1992      Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)           President and Trustee    February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

James R. Bordewick, Jr.(3)     Assistant Secretary and  September 1990     Massachusetts Financial Services Company, Senior Vice
(born 03/06/59)                Assistant Clerk                             President and Associate General Counsel

Jeffrey N. Carp(3)             Secretary and Clerk      September 2004     Massachusetts Financial Services Company, Senior Vice
(born 12/01/56)                                                            President, General Counsel and Secretary (since April
                                                                           2004); Hale and Dorr LLP (law firm) (prior to April
                                                                           2004)

James F. DesMarais(3)          Assistant Secretary and  September 2004     Massachusetts Financial Services Company, Assistant
(born 03/09/61)                Assistant Clerk                             General Counsel

Stephanie A. DeSisto(3)        Assistant Treasurer      May 2003           Massachusetts Financial Services Company, Vice President
(born 10/01/53)                                                            (since April 2003); Brown Brothers Harriman & Co.,
                                                                           Senior Vice President (November 2002 to April 2003); ING
                                                                           Groep N.V./Aeltus Investment Management, Senior Vice
                                                                           President (prior to November 2002)

Robert R. Flaherty(3)          Assistant Treasurer      August 2000        Massachusetts Financial Services Company, Vice President
(born 09/18/63)                                                            (since August 2000); UAM Fund Services, Senior Vice
                                                                           President (prior to August 2000)

Richard M. Hisey(3)            Treasurer                August 2002        Massachusetts Financial Services Company, Senior Vice
(born 08/29/58)                                                            President (since July 2002); The Bank of New York,
                                                                           Senior Vice President (September 2000 to July 2002);
                                                                           Lexington Global Asset Managers, Inc., Executive Vice
                                                                           President and Chief Financial Officer (prior to
                                                                           September 2000); Lexington Funds, Chief Financial
                                                                           Officer (prior to September 2000)

Brian T. Hourihan(3)           Assistant Secretary and  September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)                Assistant Clerk                             President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)              Assistant Treasurer      April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Frank L. Tarantino             Independent Chief        June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)                Compliance Officer                          Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)               Assistant Treasurer      September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

----------------

(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principle federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect
Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIAN
Massachusetts Financial Services Company            State Street Bank and Trust Company
500 Boylston Street, Boston, MA                     225 Franklin Street, Boston, MA 02110
02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson
Geoffrey L. Schechter

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

MFS FAMILY OF FUNDS(R)

More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

VARIABLE ANNUITIES

A selection of annuity products with advantages for building and preserving wealth

MFS 401(k) AND IRA SUITES

Retirement plans for businesses and individuals

MFS COLLEGE SAVINGS PLANS

Investment products to help meet education expenses

MFS PRIVATE PORTFOLIO SERVICES

Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

     Type of Information            Phone number           Hours, Eastern Time
     ---------------------------------------------------------------------------
     General information            1-800-225-2606         8 a.m. to 8 p.m.,
                                                           any business day
     ---------------------------------------------------------------------------
     Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m.,
                                                           any business day
     ---------------------------------------------------------------------------
     Shares prices, account         1-800-MFS-TALK
     balances exchanges             (1-800-637-8255)       24 hours a day, 365
     or stock and bond outlooks     touch-tone required    days a year
     ---------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                           MST-A-SEM-11/04 29M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 9/30/04

MFS(R) MUNICIPAL SERIES TRUST

For the States of: Mississippi,
New York, North Carolina,
Pennsylvania, South Carolina,
Tennessee, Virginia, and West Virginia

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------


Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

----------------------------------------------------------------------------------------
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
----------------------------------------------------------------------------------------

MFS(R) MUNICIPAL SERIES TRUST

The investment objective of each fund is to provide current income exempt from federal income tax and personal income tax, if any, of the state to which its name refers.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           3
----------------------------------------------------
MANAGEMENT REVIEW                                  4
----------------------------------------------------
PORTFOLIO COMPOSITION                              7
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLES                                    16
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          19
----------------------------------------------------
FINANCIAL STATEMENTS                              56
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     85
----------------------------------------------------
TRUSTEES AND OFFICERS                            103
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS      106
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

Dear Shareholders,

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant in the United States has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to U.S. equity stocks; 20% to 30% to fixed income issues; 10% to non-U.S. stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, U.S. 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and non-U.S. offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks as well as a range of fixed income investments. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% U.S. stocks and 50% U.S. bonds at the start of 2000 would have shifted to 32% U.S. stocks and 68% U.S. bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios in part by providing a variety of products in each asset class. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2004

Asset allocation and diversification can not guarantee a profit.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

  o global asset management expertise across all asset classes

  o time-tested money management process for pursuing consistent results

  o full spectrum of investment products backed by MFS Original Research(R)

  o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

  o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

  o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

  o analyzing financial statements and balance sheets

  o talking extensively with companies' customers and competitors

  o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

In late 2003 and early 2004, before the period began, weakness in both corporate spending and job creation had increased the perceived risk that the economic recovery could falter. This had caused investors to push up long-term bond prices because high-quality bonds have been seen as a refuge in times of economic concern. Interest rates, which move in the opposite direction of bond prices, had retreated as economists pushed off the day when they believed the U.S. Federal Reserve Board (the Fed) would have to raise short-term rates.

In early April, however, just as the period began, the U.S. government reported that job growth in March had been significantly higher than it had been for years. Job reports for the next few months also came in strong. Driven in part by rocketing oil prices, inflation began to creep up as well, after having been dormant for some time. These factors, in our view, led investors to conclude that a Fed rate increase could be imminent; interest rates across the yield curve headed upward. And in fact the Fed raised rates for the first time in four years on June 30 and hiked them again on August 10 and September 21.

But while the Fed seemed committed to a course of slowly raising short-term rates, in the second half of the period we believe several factors caused long-term rates to retreat. Job growth faltered. Economic growth, as measured by gross domestic product (GDP) growth, slowed in the second quarter. Excess production capacity, which we feel has held back investments in new plants and equipment for some years, did not come down as quickly as many observers had hoped. In addition, we feel geopolitical concerns about the Iraq situation and potential terrorist attacks sparked a "flight to quality" by some investors seeking the safety of U.S. Treasuries and other high-quality issues. (Principal and interest of U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.)

For the period as a whole, the net effect was that interest rates on the short end of the yield curve moved up significantly more than rates on the long end, causing the yield curve to flatten. From March 31 through September 30, the yield on the two-year Treasury bond rose 1.04%; five-year Treasury yields climbed 0.59%; 10-year Treasury yields went up 0.28%; and 30-year Treasury yields increased just 0.12%. Municipal bond rates, as measured by "AAA"-rated general obligation bonds tracked by Thomson Municipal Market Data, followed a similar path with one exception. Municipal rates in the so-called "belly" of the yield curve - the 15- to 20-year area - declined slightly, causing bonds in that area to rise modestly in price.

HOW WE MANAGE THE FUNDS

All of the MFS state municipal bond funds are managed with a common investment strategy. There are four key elements to our management strategy: duration, yield curve positioning, credit quality, and sector allocation.

Duration is a measure of a fund's sensitivity to changes in interest rates. In most market environments, we strive to be neutral in duration relative to our Lipper peers (other single-state mutual funds), as we believe that trying to predict the direction of interest rates is a relatively risky investment tactic. Our strategy, however, may sometimes result in individual state funds being longer or shorter in duration relative to the funds' benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). This may occur because the Lehman Index is a national index composed of over 40,000 individual bonds, while each state fund invests primarily in bonds issued within its state. For that reason, the characteristics of individual state funds will not always match those of the national index.

A yield curve for bonds shows the relationship between yield and time to maturity. In a majority of market environments, longer-maturity bonds offer higher yields but are more exposed to duration risk - the risk that a change in interest rates may adversely affect a bond's price. In managing the funds, we try to pick what we believe is the optimal spot on the yield curve - a time to maturity that optimizes the combination of yield and risk. Our research for some time has indicated that the 15- to 20-year part of the yield curve is that optimal spot. For example, in our experience a 20-year bond typically has paid 98% of the yield of a similar 30-year bond but carried only 75% to 80% of the duration risk of that 30-year bond. For that reason, the funds have tended to be overweighted in bonds with maturities in the 15- to 20-year range.

Credit quality refers to the perceived ability of a bond issuer to make interest payments and repay a bond's principal. Major credit-rating agencies rate bonds on a scale that usually runs from "AAA" down to "BBB" for investment-grade bonds, and "BB" and below for lower-quality, noninvestment-grade or so-called "junk" bonds. In general, lower-rated bonds pay higher rates of interest to compensate investors for taking on additional risk. The funds historically have focused on using our bottom-up research to seek out bonds that offer higher yields than average "AAA"-rated insured bonds, yet also offer what we believe is reasonable safety of principal and interest payments to maturity.

Sector allocation refers to a fund's weightings in various types of municipal bond issues, including bonds from sectors such as health care and housing. Our research analysts constantly seek out sectors, and individual bonds within those sectors, that we believe will benefit in a given market environment.

FACTORS THAT AFFECTED PERFORMANCE

The table on page 6 indicates the effects of those factors on individual fund performance relative to the funds' benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index).

The DURATION STRATEGY column indicates that our duration strategy had a positive effect ("pos"), a negative effect ("neg"), or no meaningful contribution to relative performance ("neutral"). As mentioned earlier, we try to manage the funds to be neutral in duration relative to their Lipper peer groups, which consist of municipal funds in the same state.

However, during the period this strategy resulted in many of the funds being long in duration - i.e., more sensitive to interest rate changes - relative to the national Lehman Index. In a period when rates rose and prices fell, funds with a long duration stance relative to the Lehman Index - the Mississippi, North Carolina, Pennsylvania, South Carolina, and West Virginia funds - thus suffered a material negative effect on relative performance. Conversely, the New York and Tennessee funds were both short on duration relative to the Lehman Index and thus experienced a positive effect from duration; i.e., rising rates hurt those funds less than they hurt the benchmark.

YIELD CURVE indicates the effect of the fund's yield curve positioning on performance. Compared with the Lehman Index, all funds, except the Virginia fund, were more heavily weighted in bonds on the long end of the yield curve - bonds with 10 to 30 years remaining to maturity - and underweighted in bonds on the short end of the curve. On a relative basis, an overweighting in longer-maturity bonds helped during the period because long-term municipal rates either rose less than short-term rates or, in the 15- to 20-year part of the curve, declined slightly. Longer-term bonds in the belly of the curve therefore went up in price, while other longer-term bonds experienced smaller price declines than short-term bonds. Meanwhile, bonds on the short end of the curve experienced the worst price declines as they experienced the largest yield increases, so it helped to be underweighted in that area. Yield curve positioning therefore helped relative performance of all funds except the Virginia fund over the period.

The average CREDIT QUALITY of most of the funds was similar to that of the Lehman Index over the period. The effect of credit quality on relative performance was therefore neutral for those funds.

Funds for which SECTOR ALLOCATION was a positive factor were generally overweighted in one or more sectors that outperformed over the period. Here again, we would note that the table depicts performance relative to a national index, and the investment universe in a particular state may differ from the national spectrum of municipal bonds; for example, some states may offer large opportunities to invest in certain sectors while other states may have few available bonds in those same sectors.

On a sector basis, the South Carolina fund benefited from an overweighting in pre-refunded bonds. (A bond is pre-refunded when the issuer decides to pay off the bond before its first legal call date. In that situation, the issuer replaces the original bond with high-quality U.S. government securities that are held in an escrow account. This is good for bond holders because they receive their original rate of interest up to the first call date but now own a higher-quality issue. The price of a bond goes up significantly when it is pre-refunded.)

KEY FACTORS IN FUND PERFORMANCE RELATIVE TO BENCHMARK
(THE LEHMAN BROTHERS MUNICIPAL BOND INDEX)
3/31/04 - 9/30/04

------------------------------------------------------------------------------
                          DURATION          YIELD        CREDIT       SECTOR
  STATE FUND              STRATEGY          CURVE        QUALITY    ALLOCATION
------------------------------------------------------------------------------
MISSISSIPPI                   neg             pos        neutral     neutral
------------------------------------------------------------------------------
NEW YORK                      pos             pos        neutral     neutral
------------------------------------------------------------------------------
NORTH CAROLINA                neg             pos        neutral       pos
------------------------------------------------------------------------------
PENNSYLVANIA                  neg             pos        neutral     neutral
------------------------------------------------------------------------------
SOUTH CAROLINA                neg             pos        neutral       pos
------------------------------------------------------------------------------
TENNESSEE                     pos             pos        neutral     neutral
------------------------------------------------------------------------------
VIRGINIA                    neutral         neutral      neutral       pos
------------------------------------------------------------------------------
WEST VIRGINIA                 neg             pos        neutral     neutral
------------------------------------------------------------------------------

    Respectfully,

/s/ Michael L. Dawson                    /s/ Geoffrey L. Schechter

    Michael L. Dawson                        Geoffrey L. Schechter
    Portfolio Manager                        Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for each fund over the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state-specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brothers Municipal Bond Index, a broad measure of the municipal bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. (See Notes to Performance Summary.)

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

                             PORTFOLIO STRUCTURE*

               Bonds                                     98.1%
               Cash & Other Net Assets                    1.9%

               -----------------------------------------------
                           PORTFOLIO STRUCTURE*
               -----------------------------------------------

               AAA                                       67.5%
               -----------------------------------------------
               AA                                         6.9%
               -----------------------------------------------
               A                                          8.8%
               -----------------------------------------------
               BBB                                       10.8%
               -----------------------------------------------
               Not Rated                                  4.6%
               -----------------------------------------------
               Other                                      1.4%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Healthcare/Hospitals                      18.9%
               -----------------------------------------------
               Municipal General Obligations/GP          14.7%
               -----------------------------------------------
               Universities/Colleges                     10.4%
               -----------------------------------------------
               State and Local Agencies                   9.4%
               -----------------------------------------------
               Single Family Housing Revenue State        9.0%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                           6.8
               -----------------------------------------------
               Average Life                          15.5 Yrs.
               -----------------------------------------------
               Average Maturity                      16.4 Yrs.
               -----------------------------------------------
               Average Quality                              AA
               -----------------------------------------------
               Average Quality Short Term Bonds            A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A           8/6/1992         1.39%      3.47%    5.16%    6.04%    6.22%
------------------------------------------------------------------------------
      B           9/7/1993         1.00%      2.68%    4.30%    5.18%    5.37%
------------------------------------------------------------------------------


Comparative Benchmarks
------------------------------------------------------------------------------
Average other
state municipal
debt fund+                         1.06%      3.37%    4.44%    5.44%    5.44%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

------------------------------------------------------------------------------
      A                           -3.42%     -1.44%    3.47%    5.01%    5.70%
------------------------------------------------------------------------------
      B                           -2.96%     -1.27%    3.38%    4.86%    5.37%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.39%      3.47%   16.31%   34.08%   82.80%
------------------------------------------------------------------------------
      B                            1.00%      2.68%   13.48%   28.76%   68.65%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) NEW YORK MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     98.0%
               Cash & Other Net Assets                    2.0%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       46.7%
               -----------------------------------------------
               AA                                        17.8%
               -----------------------------------------------
               A                                         14.6%
               -----------------------------------------------
               BBB                                        7.0%
               -----------------------------------------------
               BB                                         1.6%
               -----------------------------------------------
               Not Rated                                 10.6%
               -----------------------------------------------
               Other                                      1.7%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               State and Local Agencies                  19.4%
               -----------------------------------------------
               Water and Sewer Revenue                   11.2%
               -----------------------------------------------
               Transportation/Special Tax                10.9%
               -----------------------------------------------
               Toll Roads                                 9.5%
               -----------------------------------------------
               Healthcare/Hospitals                       8.1%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                            7.5
               -----------------------------------------------
               Average Life                          15.4 Yrs.
               -----------------------------------------------
               Average Maturity                      16.9 Yrs.
               -----------------------------------------------
               Average  Quality                             AA
               -----------------------------------------------
               Average Quality Short Term Bonds            A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual without
sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A           6/6/1988         1.48%      4.10%    5.49%    6.43%    6.17%
------------------------------------------------------------------------------
      B           9/7/1993         1.19%      3.32%    4.64%    5.58%    5.34%
------------------------------------------------------------------------------
      C          12/11/2000        1.10%      3.23%    4.67%    5.60%    5.35%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average New York municipal
debt fund+                         1.06%      3.94%    4.91%    5.91%    5.97%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.34%     -0.84%    3.79%    5.40%    5.66%
------------------------------------------------------------------------------
      B                           -2.78%     -0.66%    3.72%    5.26%    5.34%
------------------------------------------------------------------------------
      C                            0.11%      2.24%    4.67%    5.60%    5.35%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.48%      4.10%   17.38%   36.56%   82.02%
------------------------------------------------------------------------------
      B                            1.19%      3.32%   14.58%   31.21%   68.26%
------------------------------------------------------------------------------
      C                            1.10%      3.23%   14.68%   31.33%   68.42%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

Performance for C shares includes the performance of the fund's Class B shares prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     99.0%
               Cash & Other Net Assets                    1.0%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       39.5%
               -----------------------------------------------
               AA                                        30.2%
               -----------------------------------------------
               A                                          7.4%
               -----------------------------------------------
               BBB                                       16.0%
               -----------------------------------------------
               Not Rated                                  6.1%
               -----------------------------------------------
               Other                                      0.8%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Healthcare/Hospitals                      23.5%
               -----------------------------------------------
               State and Local Agencies                  16.5%
               -----------------------------------------------
               Municipal Owned Utilities                 14.2%
               -----------------------------------------------
               Universities/Colleges                      8.7%
               -----------------------------------------------
               Water and Sewer Revenue                    8.2%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                            7.6
               -----------------------------------------------
               Average Life                          14.9 Yrs.
               -----------------------------------------------
               Average Maturity                      15.4 Yrs.
               -----------------------------------------------
               Average  Quality                             AA
               -----------------------------------------------
               Average Quality Short Term Bonds            A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A          10/31/1984        1.29%      3.74%    5.29%    6.11%    5.83%
------------------------------------------------------------------------------
      B           9/7/1993         0.88%      2.99%    4.58%    5.39%    5.12%
------------------------------------------------------------------------------
      C           1/3/1994         0.97%      3.07%    4.61%    5.41%    5.15%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average North Carolina
municipal debt fund+               0.90%      3.51%    4.84%    5.71%    5.71%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.52%     -1.18%    3.60%    5.08%    5.31%
------------------------------------------------------------------------------
      B                           -3.08%     -0.98%    3.66%    5.07%    5.12%
------------------------------------------------------------------------------
      C                           -0.03%      2.08%    4.61%    5.41%    5.15%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.29%      3.74%   16.73%   34.53%   76.16%
------------------------------------------------------------------------------
      B                            0.88%      2.99%   14.40%   30.04%   64.76%
------------------------------------------------------------------------------
      C                            0.97%      3.07%   14.49%   30.14%   65.16%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     98.2%
               Cash & Other Net Assets                    1.8%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA65.0%
               -----------------------------------------------
               AA12.1%
               -----------------------------------------------
               A5.2%
               -----------------------------------------------
               BBB12.0%
               -----------------------------------------------
               BB0.1%
               -----------------------------------------------
               B0.7%
               -----------------------------------------------
               Not Rated3.8%
               -----------------------------------------------
               Other1.1%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Municipal General Obligations/Schools21.6%
               -----------------------------------------------
               Healthcare/Hospitals11.1%
               -----------------------------------------------
               Universities/Colleges9.4%
               -----------------------------------------------
               Municipal General Obligations/GP8.9%
               -----------------------------------------------
               Water and Sewer Revenue8.8%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration7.6
               -----------------------------------------------
               Average Life16.0 Yrs.
               -----------------------------------------------
               Average Maturity16.9 Yrs.
               -----------------------------------------------
               Average  QualityAA
               -----------------------------------------------
               Average Quality Short Term BondsA-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A           2/1/1993         1.37%      4.11%    5.57%    6.67%    6.41%
------------------------------------------------------------------------------
      B           9/7/1993         0.89%      3.22%    4.67%    5.78%    5.56%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Pennsylvania
municipal debt fund+               0.86%      3.71%    4.78%    5.61%    5.73%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.44%     -0.83%    3.87%    5.64%    5.90%
------------------------------------------------------------------------------
      B                           -3.08%     -0.77%    3.75%    5.46%    5.56%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.37%      4.11%   17.64%   38.11%   86.20%
------------------------------------------------------------------------------
      B                            0.89%      3.22%   14.69%   32.42%   71.75%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     98.6%
               Cash & Other Net Assets                    1.4%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       65.3%
               -----------------------------------------------
               AA                                        14.4%
               -----------------------------------------------
               A                                          5.5%
               -----------------------------------------------
               BBB                                        3.8%
               -----------------------------------------------
               B                                          0.5%
               -----------------------------------------------
               Not Rated                                  9.4%
               -----------------------------------------------
               Other                                      1.1%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Water and Sewer Revenue                   21.8%
               -----------------------------------------------
               Healthcare/Hospitals                      16.9%
               -----------------------------------------------
               Municipal Owned Utilities                 10.8%
               -----------------------------------------------
               Municipal General Obligations/Schools     10.4%
               -----------------------------------------------
               Municipal General Obligations/GP           7.7%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                            7.6
               -----------------------------------------------
               Average Life                          16.0 Yrs.
               -----------------------------------------------
               Average Maturity                      16.7 Yrs.
               -----------------------------------------------
               Average  Quality                            AA+
               -----------------------------------------------
               Average Quality Short Term Bonds            A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A          10/31/1984        0.99%      3.52%    5.31%    6.15%    5.73%
------------------------------------------------------------------------------
      B           9/7/1993         0.66%      2.85%    4.63%    5.45%    5.03%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average South Carolina
municipal debt fund+               0.91%      3.75%    4.80%    5.75%    5.79%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.81%     -1.40%    3.62%    5.12%    5.21%
------------------------------------------------------------------------------
      B                           -3.29%     -1.11%    3.71%    5.12%    5.03%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            0.99%      3.52%   16.79%   34.76%   74.50%
------------------------------------------------------------------------------
      B                            0.66%      2.85%   14.55%   30.36%   63.32%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     98.8%
               Cash & Other Net Assets                    1.2%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       55.8%
               -----------------------------------------------
               AA                                        27.0%
               -----------------------------------------------
               A                                          3.7%
               -----------------------------------------------
               BBB                                        7.8%
               -----------------------------------------------
               BB                                         0.7%
               -----------------------------------------------
               Not Rated                                  3.9%
               -----------------------------------------------
               Other                                      1.1%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               Municipal General Obligations/Schools     17.5%
               -----------------------------------------------
               Water and Sewer Revenue                   14.4%
               -----------------------------------------------
               Healthcare/Hospitals                      11.8%
               -----------------------------------------------
               Municipal Owned Utilities                 11.1%
               -----------------------------------------------
               Single Family Housing Revenue State       10.5%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                            7.7
               -----------------------------------------------
               Average Life                          14.5 Yrs.
               -----------------------------------------------
               Average Maturity                      16.9 Yrs.
               -----------------------------------------------
               Average  Quality                            AA+
               -----------------------------------------------
               Average Quality Short Term Bonds            A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A          8/12/1988         1.50%      3.68%    5.19%    6.04%    5.75%
------------------------------------------------------------------------------
      B           9/7/1993         1.17%      3.01%    4.52%    5.35%    5.04%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Tennessee municipal
debt fund+                         1.17%      3.65%    4.91%    5.71%    5.89%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.33%     -1.24%    3.50%    5.01%    5.23%
------------------------------------------------------------------------------
      B                           -2.81%     -0.97%    3.59%    5.03%    5.04%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.50%      3.68%   16.40%   34.05%   74.86%
------------------------------------------------------------------------------
      B                            1.17%      3.01%   14.17%   29.79%   63.52%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     99.1%
               Cash & Other Net Assets                    0.9%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       44.1%
               -----------------------------------------------
               AA                                        28.1%
               -----------------------------------------------
               A                                         11.6%
               -----------------------------------------------
               BBB                                        5.3%
               -----------------------------------------------
               BB                                         1.2%
               -----------------------------------------------
               B                                          1.2%
               -----------------------------------------------
               Not Rated                                  7.7%
               -----------------------------------------------
               Other                                      0.8%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               State and Local Agencies                  24.3%
               -----------------------------------------------
               Healthcare/Hospitals                      15.5%
               -----------------------------------------------
               Municipal General Obligations/IMPT        15.3%
               -----------------------------------------------
               Water and Sewer Revenue                    8.7%
               -----------------------------------------------
               Airports                                   7.5%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                            7.6
               -----------------------------------------------
               Average Life                          14.5 Yrs.
               -----------------------------------------------
               Average Maturity                      15.1 Yrs.
               -----------------------------------------------
               Average  Quality                             AA
               -----------------------------------------------
               Average Quality Short Term Bonds            A-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A          10/31/1984        1.46%      4.22%    5.43%    6.04%    5.72%
------------------------------------------------------------------------------
      B           9/7/1993         1.13%      3.54%    4.75%    5.34%    5.02%
------------------------------------------------------------------------------
      C           1/3/1994         1.13%      3.54%    4.72%    5.32%    5.04%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Virginia municipal
debt fund+                         1.09%      3.75%    4.80%    5.64%    5.91%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.36%     -0.73%    3.73%    5.02%    5.20%
------------------------------------------------------------------------------
      B                           -2.83%     -0.44%    3.83%    5.02%    5.02%
------------------------------------------------------------------------------
      C                            0.14%      2.55%    4.72%    5.32%    5.04%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.46%      4.22%   17.18%   34.10%   74.33%
------------------------------------------------------------------------------
      B                            1.13%      3.54%   14.93%   29.73%   63.19%
------------------------------------------------------------------------------
      C                            1.13%      3.54%   14.83%   29.60%   63.52%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION AND PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION

               -----------------------------------------------
                             PORTFOLIO STRUCTURE*
               -----------------------------------------------

               Bonds                                     98.7%
               Cash & Other Net Assets                    1.3%

               -----------------------------------------------
                               CREDIT QUALITY**
               -----------------------------------------------

               AAA73.5%
               -----------------------------------------------
               AA0.1%
               -----------------------------------------------
               A7.7%
               -----------------------------------------------
               BBB6.8%
               -----------------------------------------------
               BB0.2%
               -----------------------------------------------
               B0.5%
               -----------------------------------------------
               Not Rated10.2%
               -----------------------------------------------
               Other1.0%
               -----------------------------------------------

               -----------------------------------------------
                           TOP FIVE BOND INDUSTRIES*
               -----------------------------------------------

               State and Local Agencies25.2%
               -----------------------------------------------
               Municipal General Obligations/GP16.4%
               -----------------------------------------------
               Universities/Colleges16.0%
               -----------------------------------------------
               Water and Sewer Revenue11.5%
               -----------------------------------------------
               Healthcare/Hospitals9.1%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration7.0
               -----------------------------------------------
               Average Life15.6 Yrs.
               -----------------------------------------------
               Average Maturity16.1 Yrs.
               -----------------------------------------------
               Average  QualityAA+
               -----------------------------------------------
               Average Quality Short Term BondsA-1
               -----------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

 Share class   Inception date    6-mo       1-yr      3-yr     5-yr     10-yr
------------------------------------------------------------------------------
      A          10/31/1984        1.14%      3.55%    5.07%    5.98%    5.67%
------------------------------------------------------------------------------
      B           9/7/1993         0.72%      2.79%    4.36%    5.27%    4.96%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average other state
municipal debt fund+               1.06%      3.37%    4.44%    5.44%    5.44%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                        1.43%      4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------

-----------------------
Average annual with
sales charge
-----------------------

------------------------------------------------------------------------------
      A                           -3.67%     -1.37%    3.38%    4.95%    5.16%
------------------------------------------------------------------------------
      B                           -3.23%     -1.18%    3.44%    4.95%    4.96%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                            1.14%      3.55%   16.00%   33.67%   73.56%
------------------------------------------------------------------------------
      B                            0.72%      2.79%   13.66%   29.30%   62.28%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS MUNICIPAL BOND INDEX - a broad measure of the municipal bond market.

It is not possible to invest directly in an index.

Percentages are based on net assets as of 9/30/04.

 * For purposes of this graphical presentation, the bond component includes both the accrued interest on bonds and the equivalent exposure from any derivative holdings if applicable.
** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. For those funds listed above that offer Class C shares, Class C results, including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflect the deduction of the 1% CDSC.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH, SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

RISK CONSIDERATIONS

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

If you are not a resident of the state to which the fund is targeted, the state tax exemption will not apply.

The portfolio may concentrate its investments in one state. By doing so, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting that state than is a portfolio that invests more broadly.

The fund may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The fund may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects, such as building a hospital, and are not backed by the full faith and credit of the municipal issuer. The fund may invest in assets in revenue bonds relating to any one specific industry (e.g., housing, health care, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income. Municipal securities backed by current or and revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The fund's investment in municipal securities may include municipal lease obligations. Municipal lease obligations are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. When a fund invests in municipal lease obligations, it may have limited recourse in the event of default or termination. In some cases, payments under municipal leases do not have to be made unless the appropriate legislative body specifically approves money for that purposes.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
FUND EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
APRIL 1, 2004, THROUGH SEPTEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.56%       $1,000          $1,014          $2.83
  A     ------------------------------------------------------------------------
        Hypothetical        0.56%       $1,000          $1,022          $2.84
--------------------------------------------------------------------------------
        Actual              1.34%       $1,000          $1,010          $6.75
  B    -------------------------------------------------------------------------
        Hypothetical        1.34%       $1,000          $1,018          $6.78
--------------------------------------------------------------------------------

MFS(R) NEW YORK MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.80%       $1,000          $1,015          $4.04
  A     ------------------------------------------------------------------------
        Hypothetical        0.80%       $1,000          $1,021          $4.05
--------------------------------------------------------------------------------
        Actual              1.55%       $1,000          $1,012          $7.82
  B    -------------------------------------------------------------------------
        Hypothetical        1.55%       $1,000          $1,017          $7.84
--------------------------------------------------------------------------------
        Actual              1.55%       $1,000          $1,011          $7.81
  C    -------------------------------------------------------------------------
        Hypothetical        1.55%       $1,000          $1,017          $7.84
--------------------------------------------------------------------------------

     Share Class

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.83%       $1,000          $1,013          $4.19
  A     ------------------------------------------------------------------------
        Hypothetical        0.83%       $1,000          $1,021          $4.20
--------------------------------------------------------------------------------
        Actual              1.48%       $1,000          $1,009          $7.45
  B    -------------------------------------------------------------------------
        Hypothetical        1.48%       $1,000          $1,018          $7.49
--------------------------------------------------------------------------------
        Actual              1.49%       $1,000          $1,010          $7.51
  C    -------------------------------------------------------------------------
        Hypothetical        1.49%       $1,000          $1,018          $7.54
--------------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.60%       $1,000          $1,014          $3.03
  A     ------------------------------------------------------------------------
        Hypothetical        0.60%       $1,000          $1,022          $3.04
--------------------------------------------------------------------------------
        Actual              1.37%       $1,000          $1,009          $6.90
  B    -------------------------------------------------------------------------
        Hypothetical        1.37%       $1,000          $1,018          $6.93
--------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.86%       $1,000          $1,010          $4.33
  A     ------------------------------------------------------------------------
        Hypothetical        0.86%       $1,000          $1,021          $4.36
--------------------------------------------------------------------------------
        Actual              1.51%       $1,000          $1,007          $7.60
  B    -------------------------------------------------------------------------
        Hypothetical        1.51%       $1,000          $1,017          $7.64
--------------------------------------------------------------------------------

MFS(R) TENNESSEE MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.90%       $1,000          $1,015          $4.55
  A     ------------------------------------------------------------------------
        Hypothetical        0.90%       $1,000          $1,020          $4.56
--------------------------------------------------------------------------------
        Actual              1.55%       $1,000          $1,012          $7.82
  B    -------------------------------------------------------------------------
        Hypothetical        1.55%       $1,000          $1,017          $7.84
--------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.85%       $1,000          $1,015          $4.29
  A     ------------------------------------------------------------------------
        Hypothetical        0.85%       $1,000          $1,021          $4.31
--------------------------------------------------------------------------------
        Actual              1.50%       $1,000          $1,011          $7.56
  B    -------------------------------------------------------------------------
        Hypothetical        1.50%       $1,000          $1,017          $7.59
--------------------------------------------------------------------------------
        Actual              1.50%       $1,000          $1,011          $7.56
  C    -------------------------------------------------------------------------
        Hypothetical        1.50%       $1,000          $1,017          $7.59
--------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   4/01/04-
                            Ratio       4/01/04         9/30/04       9/30/04
--------------------------------------------------------------------------------
        Actual              0.89%       $1,000          $1,011          $4.49
  A     ------------------------------------------------------------------------
        Hypothetical        0.89%       $1,000          $1,021          $4.51
--------------------------------------------------------------------------------
        Actual              1.54%       $1,000          $1,007          $7.75
  B    -------------------------------------------------------------------------
        Hypothetical        1.54%       $1,000          $1,017          $7.79
--------------------------------------------------------------------------------

 * Ending account value reflects each class" ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                     PAR AMOUNT      $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 14.6%      Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023               $1,000,000   $1,053,120
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029              2,000,000    2,021,960
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, ROLs, FGIC, 9.23%, 2016+(+)                    3,110,000    4,212,116
-------------------------------------------------------------------------------------------------------------------------------
                             Hinds County, MS, MBIA, 6.25%, 2010 - 2011                                  2,945,000    3,435,747
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Jackson, Mississippi)
                             FSA, 5.25%, 2018 - 2020                                                     2,480,000    2,808,844
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,531,787
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 7.5%           Puerto Rico Municipal Finance Agency, RITES, FSA, 9.1574%, 2017+(+)          $750,000     $914,670
-------------------------------------------------------------------------------------------------------------------------------
                             State of Mississippi, "B", 6.75%, 2014(++)                                  1,800,000    1,815,426
-------------------------------------------------------------------------------------------------------------------------------
                             State of Mississippi, Capital Improvement, 5.5%, 2015(++)                     750,000      855,150
-------------------------------------------------------------------------------------------------------------------------------
                             State of Mississippi, Capital Improvement, 5.25%, 2017(++)                  2,000,000    2,252,800
-------------------------------------------------------------------------------------------------------------------------------
                             State of Mississippi, Capital Improvement, "I", 6%, 2018(++)                1,000,000    1,155,940
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,993,986
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.4%               Biloxi, MS, Public School District, MBIA, 5%, 2021                         $1,000,000   $1,042,040
-------------------------------------------------------------------------------------------------------------------------------
                             Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2017                1,000,000    1,132,060
-------------------------------------------------------------------------------------------------------------------------------
                             Jackson, MS, Public School District, "B", AMBAC, 0%, 2022 - 2023            3,000,000    1,154,180
-------------------------------------------------------------------------------------------------------------------------------
                             Madison County, MS, School District, "A", MBIA, 5.875%, 2016                1,500,000    1,696,365
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,024,645
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health
Hospitals - 18.5%            Center), AMBAC, 5.75%, 2013                                                $1,000,000   $1,053,600
-------------------------------------------------------------------------------------------------------------------------------
                             Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health
                             Center), 5.5%, 2021                                                           400,000      399,496
-------------------------------------------------------------------------------------------------------------------------------
                             Gulfport, MS, Healthcare Authority Rev. (Memorial Hospital), 5.75%, 2031    1,000,000    1,033,610
-------------------------------------------------------------------------------------------------------------------------------
                             Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA,
                             6.125%, 2015                                                                2,250,000    2,308,253
-------------------------------------------------------------------------------------------------------------------------------
                             Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA,
                             6.2%, 2018                                                                  1,000,000    1,025,950
-------------------------------------------------------------------------------------------------------------------------------
                             Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC,
                             5.6%, 2012                                                                  2,335,000    2,563,573
-------------------------------------------------------------------------------------------------------------------------------
                             Jones County, MS, Hospital Rev. (South Central Regional Medical Center),
                             5.5%, 2017                                                                  1,000,000    1,006,240
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Adams County Hospital)
                             FSA, 5.75%, 2016                                                            1,000,000    1,065,740
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                             Medical Center), MBIA, 6.5%, 2010                                           1,190,000    1,242,765
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                             Medical Center), MBIA, 6%, 2013                                               750,000      781,140
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist
                             Memorial Heathcare), "B-1", 5%, 2024                                        1,000,000      999,480
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest
                             County General Hospital), FSA, 5.625%, 2020                                 1,000,000    1,097,760
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Hospital Equipment & Facilities Authority Rev., Refunding &
                             Improvement, 5.5%, 2019                                                       250,000      257,515
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Hospital Equipment & Facilities Authority, Refunding &
                             Improvement, 5.75%, 2023                                                      250,000      256,303
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Hospital Equipment & Facilities Rev. (Rush Medical
                             Foundation) CONNIE LEE, 6.7%, 2018                                          2,000,000    2,008,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,099,725
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.2%                 (Hovensa Refinery), 5.875%, 2022                                             $210,000     $221,332
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.)
Paper - 3.3%                 "A", 5.8%, 2021                                                              $500,000     $511,965
-------------------------------------------------------------------------------------------------------------------------------
                             Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev.
                             (Weyerhaeuser Co.), 6.8%, 2022                                              1,250,000    1,482,725
-------------------------------------------------------------------------------------------------------------------------------
                             Warren County, MS, Solid Waste Disposal (International Paper Co.), "A",
                             6.6%, 2019                                                                  1,000,000    1,032,280
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,026,970
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &              Mississippi Development Bank, Special Obligation (Diamond Lakes
Tourism - 1.4%               Utilities), 6.25%, 2017                                                     $1,250,000   $1,278,775
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Gulfport, MS, Community Development Urban Renewal Rev. (Oakview
Revenue - 2.1%               Apartments) FNMA, 7.4%, 2025                                               $1,755,000   $1,763,231
-------------------------------------------------------------------------------------------------------------------------------
                             Ridgeland, MS, Urban Renewal (Northbrook I & II Apartments), 6.15%,
                             2019**                                                                        300,000      144,177
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,907,408
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 8.8%                 Mississippi Home Corp. Rev., "A-2", GNMA, 6.5%, 2032                         $495,000     $550,717
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., "F", GNMA, 7.55%, 2027                           284,000      293,761
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.375%,
                             2032                                                                          725,000      777,055
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031        260,000      276,601
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023      985,000      994,466
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%,
                             2031                                                                          595,000      633,889
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027      535,000      548,327
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 5.3%, 2035      1,000,000    1,030,650
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., "B-2", 6.45%, 2033           855,000      891,560
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025     1,000,000    1,013,910
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024           1,175,000    1,188,818
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,199,754
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 9.2%              Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                            $430,000     $452,708
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Correctional
                             Facilities), "A", 5.125%, 2025                                              1,000,000    1,041,800
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax
                             Hospital Rev.), 5.1%, 2020                                                  1,000,000    1,058,690
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Natchez Mississippi
                             Convention Center) AMBAC, 6%, 2021                                            750,000      859,238
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Public Improvement
                             Board), 5%, 2023                                                              750,000      735,413
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Southaven, MS,
                             Recreation Facilities), 5.875%, 2014                                          375,000      412,196
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Southaven, MS,
                             Recreation Facilities), 6.2%, 2020                                            400,000      451,588
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Tupelo Fairgrounds),
                             "A", AMBAC, 5%, 2017                                                          785,000      832,320
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., RITES, AMBAC, 8.8516%, 2013+(+)             500,000      653,020
-------------------------------------------------------------------------------------------------------------------------------
                             Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2019                   1,750,000    2,039,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,536,773
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                      $240,000     $216,271
-------------------------------------------------------------------------------------------------------------------------------
                             Guam Economic Development Authority, Tobacco Settlement, Asset Backed,
                             "B", 5.5%, 2041                                                               350,000      310,583
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $526,854
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Mississippi Development Bank Special Obligations, Madison County (Road &
Tax - 1.4%                   Bridge) AMBAC, 5.1%, 2019                                                  $1,175,000   $1,261,022
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Jackson State University, Educational Building Corp. Rev., (Campus
Colleges - 10.3%             Facilities), "A", FGIC, 5%, 2029                                           $3,100,000   $3,153,475
-------------------------------------------------------------------------------------------------------------------------------
                             Jackson State University, Educational Building Corp. Rev., (Student
                             Recreation Center), AMBAC, 5.125%, 2027                                       750,000      770,595
-------------------------------------------------------------------------------------------------------------------------------
                             Medical Center, Educational Building Corp. Rev. (University of
                             Mississippi Medical Center), "B", AMBAC, 5.5%, 2023                         1,000,000    1,133,090
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi State University Educational Building Corp. Rev. (Athletic
                             Facilities), "A", 6.2%, 2016(++)                                            1,000,000    1,091,010
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi State University Educational Building Corp. Rev., AMBAC,
                             5.5%, 2016                                                                  1,000,000    1,114,000
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi State University Educational Building Corp. Rev., AMBAC,
                             5%, 2021                                                                      250,000      260,978
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Valley State University, Educational Building Corp., MBIA,
                             5.5%, 2021                                                                    890,000      971,729
-------------------------------------------------------------------------------------------------------------------------------
                             University of Mississippi, Educational Building Corp. (Performing Arts
                             Center) AMBAC, 5.25%, 2018                                                  1,000,000    1,062,490
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,557,367
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Warren County, MS, Pollution Control Rev. (Mississippi Power & Light
Owned - 2.5%                 Co.), 7%, 2022                                                             $1,000,000   $1,021,580
-------------------------------------------------------------------------------------------------------------------------------
                             Washington County, MS, Pollution Control Rev. (Mississippi Power & Light
                             Co.), 7%, 2022                                                              1,230,000    1,256,543
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,278,123
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.5%                 Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2013+(+)                 $1,000,000   $1,215,900
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Okolona Electric
                             System), 5.2%, 2016                                                         1,010,000    1,091,426
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                  875,000      905,468
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,212,794
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 7.8%               Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2017                   $420,000     $449,392
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Combined Water Sewer &
                             Solid Waste Management) FSA, 5.25%, 2021                                    1,270,000    1,385,380
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Combined Water Sewer &
                             Solid Waste Management) FSA, 5.05%, 2027                                    1,610,000    1,673,128
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Gulfport Water & Sewer
                             Project) FSA, 5.625%, 2024                                                    500,000      552,200
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Gulfport Water & Sewer
                             Project), "A", FGIC, 5.25%, 2027                                            2,000,000    2,085,160
-------------------------------------------------------------------------------------------------------------------------------
                             Mississippi Development Bank Special Obligations (Wastewater & Solid
                             Waste Management), "A", FSA, 5.375%, 2017                                   1,000,000    1,106,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,251,660
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $84,596,125)                                                                $89,908,975
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 4.1%
-------------------------------------------------------------------------------------------------------------------------------
                             Bay Area Toll Authority, CA, Toll Bridge Rev. "A", due 10/01/04            $1,700,000   $1,700,000
-------------------------------------------------------------------------------------------------------------------------------
                             Illinois Health Facilities Authority Rev. (University of Chicago
                             Hospital), due 10/01/04                                                       100,000      100,000
-------------------------------------------------------------------------------------------------------------------------------
                             Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.),
                             due 10/01/04                                                                1,255,000    1,255,000
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                             due 10/01/04                                                                  300,000      300,000
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Warrants, "B-4", due 10/01/04               100,000      100,000
-------------------------------------------------------------------------------------------------------------------------------
                             Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.),
                             due 10/01/04                                                                  400,000      400,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $3,855,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $88,451,125)                                                                    $93,763,975
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.2)%                                                                              (1,141,425)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $92,622,550
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) NEW YORK MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.4%               Port Authority NY & NJ, (131st Street Service), 5%, 2020                  $1,500,000    $1,576,070
-------------------------------------------------------------------------------------------------------------------------------
                             Port Authority NY & NJ, (132nd Street Service), 5%, 2033                   2,000,000     2,036,180
-------------------------------------------------------------------------------------------------------------------------------
                             Port Authority NY & NJ, MBIA, 5.5%, 2018                                   1,500,000     1,597,185
-------------------------------------------------------------------------------------------------------------------------------
                             Port Authority NY & NJ, Special Obligation Rev. (JFK International),
                             MBIA, 6.25%, 2015                                                          1,000,000     1,168,100
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,377,535
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 4.6%       Commonwealth of Puerto Rico, ROLs, XLCA, 9.14%, 2017+(+)                  $1,350,000    $1,803,600
-------------------------------------------------------------------------------------------------------------------------------
                             New York, NY, 5.375%, 2017                                                 1,250,000     1,356,963
-------------------------------------------------------------------------------------------------------------------------------
                             New York, NY, "A", 6%, 2019                                                  295,000       344,374
-------------------------------------------------------------------------------------------------------------------------------
                             New York, NY, "C-1", 5.25%, 2025                                           1,000,000     1,048,950
-------------------------------------------------------------------------------------------------------------------------------
                             New York, NY, FGIC, 5.5%, 2026                                             2,100,000     2,201,703
-------------------------------------------------------------------------------------------------------------------------------
                             New York, NY, Unrefunded, "A", 6%, 2019                                      705,000       792,075
-------------------------------------------------------------------------------------------------------------------------------
                             State of New York, 5.7%, 2011(++)                                          1,000,000     1,029,280
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,576,945
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 0.1%           Erie County, NY, Public Improvement, FGIC, 5%, 2019                         $140,000      $148,901
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.7%               Arlington, NY, Central School District, FSA, 5%, 2021                     $1,000,000    $1,060,080
-------------------------------------------------------------------------------------------------------------------------------
                             Genesee Valley, NY, Central School District (Angelica Belmont), FGIC,
                             5.25%, 2028                                                                1,720,000     1,823,441
-------------------------------------------------------------------------------------------------------------------------------
                             North Babylon, NY, Union Free School District, FGIC, 5.5%, 2018            2,415,000     2,669,903
-------------------------------------------------------------------------------------------------------------------------------
                             Port Byron, NY, Central School District, AMBAC, 7.4%, 2012 - 2015          2,000,000     2,631,265
-------------------------------------------------------------------------------------------------------------------------------
                             Rome, NY, City School District, FSA, 5.5%, 2019                            1,000,000     1,100,850
-------------------------------------------------------------------------------------------------------------------------------
                             Washingtonville, NY, Central School Central District, FGIC,
                             7.35%, 2008 - 2009                                                         1,100,000     1,303,644
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,589,183
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Chautauqua County, NY, Civic Facilities Rev. (Women's Christian Assn.),
Hospitals - 7.7%             6.35%, 2017                                                                 $180,000      $180,967
-------------------------------------------------------------------------------------------------------------------------------
                             Chautauqua County, NY, Civic Facilities Rev. (Women's Christian Assn.),
                             6.4%, 2029                                                                   490,000       469,837
-------------------------------------------------------------------------------------------------------------------------------
                             Chemung County, NY, Industrial Development Agency, Civic Facility Rev.
                             (Arnot Ogden Medical Center), 5%, 2029                                     1,750,000     1,726,010
-------------------------------------------------------------------------------------------------------------------------------
                             Fulton County, NY, Industrial Development Agency, Civic Facility Rev.
                             (Nathan Littauer Hospital), 5.75%, 2009                                      750,000       748,088
-------------------------------------------------------------------------------------------------------------------------------
                             Nassau County, NY, Industrial Development Agency, Civic Facility Rev.
                             (North Shore Health Systems), 5.625%, 2010                                   500,000       546,725
-------------------------------------------------------------------------------------------------------------------------------
                             Nassua County, NY, Health Systems Rev. (Nassua County), FSA, 6%, 2014      1,000,000     1,148,320
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Industrial Development Agency, Civic Facilities Rev.
                             (Staten Island University Hospital), 6.375%, 2031                            500,000       473,250
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Health & Hospital Corp. Rev., 5.25%, 2017                 760,000       790,666
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (St. Vincent's Hospital), FHA,
                             7.375%, 2011                                                               1,055,000     1,059,357
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC,
                             5.25%, 2019                                                                  935,000     1,004,658
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority Rev. (North Shore Long Island Jewish
                             Group), 5.5%, 2033                                                           250,000       260,253
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority Rev. (White Plains Hospital), FHA,
                             5.375%, 2043                                                               1,500,000     1,552,635
-------------------------------------------------------------------------------------------------------------------------------
                             New York Medical Care Facilities Finance Agency Rev., Mental Health
                             Services (Huntington Hospital Mortgage), 6.5%, 2004(++)                   $1,250,000    $1,279,688
-------------------------------------------------------------------------------------------------------------------------------
                             New York Medical Facilities Finance Agency Rev. (Montefiore Medical
                             Center), AMBAC, 6.5%, 2005(++)                                             1,550,000     1,609,644
-------------------------------------------------------------------------------------------------------------------------------
                             Suffolk County, NY, Industrial Development Agency Rev. (Huntington
                             Hospital), 5.875%, 2032                                                    1,000,000     1,029,450
-------------------------------------------------------------------------------------------------------------------------------
                             Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St.
                             John's Riverside Hospital), 7.125%, 2031                                     500,000       510,440
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,389,988
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Suffolk County, NY, Industrial Development Agency, Civic Facilities
Term Care - 0.4%             Rev. (Gurwin Jewish Phase II), 6.7%, 2039                                   $385,000      $388,958
-------------------------------------------------------------------------------------------------------------------------------
                             Westchester County, NY, Industrial Development Rev., Continuing Care
                             Retirement (Kendal On Hudson), 6.5%, 2034                                    300,000       307,284
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $696,242
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.8%        Nassau County, NY, Industrial Development Agency, Civic Facility Rev.
                             (Special Needs Facility), 6.5%, 2017                                        $205,000      $212,548
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (Jewish Board of Families & Children),
                             AMBAC, 5%, 2023                                                              695,000       727,151
-------------------------------------------------------------------------------------------------------------------------------
                             New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033       500,000       516,985
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,456,684
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Onondaga County, NY, Industrial Development Agency Sewer Facilities
Other - 0.8%                 Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024                             $1,000,000    $1,100,380
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                             430,000       453,203
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,553,583
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Essex County, NY, Industrial Development Agency, Pollution Control Rev.
Paper - 1.4%                 (International Paper Corp.), 5.55%, 2014                                    $750,000      $815,693
-------------------------------------------------------------------------------------------------------------------------------
                             Essex County, NY, Industrial Development Agency, Pollution Control Rev.
                             (International Paper Corp.), 6.15%, 2021                                   1,000,000     1,039,990
-------------------------------------------------------------------------------------------------------------------------------
                             Essex County, NY, Industrial Development Agency, Pollution Control Rev.
                             (International Paper Corp.), 6.45%, 2023                                     700,000       737,814
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,593,497
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -      New York City Industrial Development Agency, Civic Facilities Rev
Other - 0.5%                 (United Jewish Appeal), "A", 5%, 2027                                     $1,000,000    $1,030,590
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         New York City, NY, Housing Development Corp., Multi-Family Housing
Revenue - 1.3%               Rev., 5.6%, 2019                                                            $400,000      $419,024
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Housing Development Corp., Multi-Family Housing
                             Rev., 5.5%, 2034                                                           2,000,000     2,057,240
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,476,264
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax           Schenectady NY, Metroplex Development Authority Rev., MBIA,
Revenue - 0.3%               5.375%, 2021                                                                $475,000      $521,716
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 4.2%                 New York Mortgage Agency Rev., 4.6%, 2015                                 $2,865,000    $2,918,117
-------------------------------------------------------------------------------------------------------------------------------
                             New York Mortgage Agency Rev., 5.85%, 2018                                 1,140,000     1,192,896
-------------------------------------------------------------------------------------------------------------------------------
                             New York Mortgage Agency Rev., 5.8%, 2020                                  1,555,000     1,625,442
-------------------------------------------------------------------------------------------------------------------------------
                             New York Mortgage Agency Rev., 5.1%, 2024                                  2,000,000     2,046,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,783,275
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.5%   Niagara County, NY, Industrial Developement Agency, Solid Waste
                             Disposal Rev., "C", 5.625%, 2024                                            $850,000      $906,134
-------------------------------------------------------------------------------------------------------------------------------
                             Oneida Herkimer, NY, Solid Waste Management Systems Rev., 6.75%, 2014         60,000        60,799
-------------------------------------------------------------------------------------------------------------------------------
                             Rockland County, NY, Solid Waste Management Systems Rev., 4.8%, 2005          20,000        20,674
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $987,607
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 19.2%             New York Dormitory Authority (City University), 5.625%, 2016              $2,450,000    $2,836,806
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (City University), AMBAC, 5.75%, 2018           800,000       957,104
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (Judicial Institute at Pace), AMBAC,
                             5.5%, 2020                                                                 2,500,000     2,768,250
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (Master Boces Program), FSA, 5.25%, 2019      1,000,000     1,081,790
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (Pace University), MBIA, 6%, 2019             1,700,000     1,954,864
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (Personal Income Tax Education),
                             5.375%, 2022                                                               1,000,000     1,080,060
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (School Program), 6.25%, 2020                 1,690,000     1,964,355
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (State University), 5.375%, 2010(++)          1,500,000     1,707,030
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (State University), 5.875%, 2017              1,130,000     1,340,485
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (Upstate Community Colleges), FSA,
                             6%, 2018                                                                   1,010,000     1,161,995
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority, FGIC, 5%, 2024                               1,935,000     2,015,922
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority, Mental Health Services Facilites
                             Improvement, FSA, 5.25%, 2010(++)                                            895,000     1,009,641
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority, Mental Health Services Facilites
                             Improvement, FSA, 5.25%, 2030                                                105,000       108,171
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority, Mental Health Services Facilites
                             Improvement, MBIA, 5.25%, 2011(++)                                           785,000       891,156
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority, Mental Health Services Facilites
                             Improvement, MBIA, 5.25%, 2031                                             1,215,000     1,256,541
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority, Mental Health Services Facilities
                             Improvement, MBIA, 5.75%, 2020                                                 5,000         5,578
-------------------------------------------------------------------------------------------------------------------------------
                             New York Medical Care Facilities Finance Agency, MBIA, 6%, 2005(++)           20,000        20,734
-------------------------------------------------------------------------------------------------------------------------------
                             New York Municipal Bond Bank Special Program, AMBAC, 5.25%, 2015             715,000       784,262
-------------------------------------------------------------------------------------------------------------------------------
                             New York Municipal Bond Bank Special School Purpose Rev., 5.25%, 2022      1,000,000     1,061,550
-------------------------------------------------------------------------------------------------------------------------------
                             New York State Housing Finance Agency, Income Tax Rev., 5%, 2022 - 2023    2,000,000     2,087,810
-------------------------------------------------------------------------------------------------------------------------------
                             New York Urban Development Corp. (Correctional Facilities) AMBAC,
                             0%, 2009                                                                   5,000,000     4,411,900
-------------------------------------------------------------------------------------------------------------------------------
                             New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015     2,750,000     3,218,243
-------------------------------------------------------------------------------------------------------------------------------
                             Tobacco Settlement Financing Corp., 5.5%, 2018                             2,000,000     2,199,080
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $35,923,327
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 3.0%           New York City, NY, Transitional Finance Authority Rev., 5.75%, 2009(++)   $2,730,000    $3,149,710
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Transitional Finance Authority Rev., 5%, 2026           1,000,000     1,028,890
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Transitional Finance Authority Rev., MBIA, 5%, 2022     1,400,000     1,474,130
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,652,730
-------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%        Grand Central, NY, Special Assessment Rev., District Management Assn.,
                             Inc., 5%, 2022                                                              $500,000      $523,850
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%               Guam Economic Development Authority, Tobacco Settlement, Asset Backed,
                             "B", 5.5%, 2041                                                             $400,000      $354,952
-------------------------------------------------------------------------------------------------------------------------------
                             New York County Tobacco Trust, 5.625%, 2035                                  800,000       722,016
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,076,968
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 9.3%            New York City, NY, Dedicated Tax Fund Rev., AMBAC, 5.25%, 2029            $1,335,000    $1,505,520
-------------------------------------------------------------------------------------------------------------------------------
                             New York Thruway Authority, General Rev., Highway & Bridges,
                             5.25%, 2015                                                                1,500,000     1,624,245
-------------------------------------------------------------------------------------------------------------------------------
                             Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC,
                             8.5721%, 2015+(+)                                                          3,500,000     4,518,150
-------------------------------------------------------------------------------------------------------------------------------
                             Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012(++)           1,000,000     1,154,980
-------------------------------------------------------------------------------------------------------------------------------
                             Triborough Bridge & Tunnel Authority Rev., NY, "A", MBIA, 5%, 2032         2,000,000     2,036,280
-------------------------------------------------------------------------------------------------------------------------------
                             Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM, 9.0623%,
                             2017+(+),(++)                                                              5,000,000     6,586,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,425,375
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 9.8%                   Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008(++)     $1,425,000    $1,585,526
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Transportation Authority Rev., NY, AMBAC, 5.75%, 2013           825,000       947,331
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund
                             Rev., 5.5%, 2015(++)                                                         750,000       878,138
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund
                             Rev., FGIC, 5.25%, 2014                                                      500,000       542,025
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010(++)     2,000,000     2,311,980
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025             2,500,000     2,582,575
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Transportation Authority, NY, Commuter Facilities Rev.,
                             FGIC, 5.25%, 2011(++)                                                      1,000,000     1,136,310
-------------------------------------------------------------------------------------------------------------------------------
                             New York Thruway Authority, General Rev., Highway & Bridges, 5%, 2018      1,000,000     1,049,300
-------------------------------------------------------------------------------------------------------------------------------
                             New York Thruway Authority, General Rev., Highway & Bridges, AMBAC,
                             5.375%, 2010(++)                                                           2,000,000     2,278,600
-------------------------------------------------------------------------------------------------------------------------------
                             New York Thruway Authority, General Rev., Highway & Bridges, FGIC,
                             5.4%, 2017                                                                 2,000,000     2,180,300
-------------------------------------------------------------------------------------------------------------------------------
                             New York Thruway Authority, General Rev., Highway & Bridges, FSA,
                             5.8%, 2018                                                                    20,000        22,644
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Highway & Transportation Authority Rev., 6.25%, 2013           1,000,000     1,195,040
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Highway & Transportation Authority Rev., 5%, 2036              1,700,000     1,712,784
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $18,422,553
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Amherst, NY, Industrial Development Agency Rev. (Daemen College),
Colleges - 4.2%              6%, 2021                                                                  $1,000,000    $1,065,960
-------------------------------------------------------------------------------------------------------------------------------
                             Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown
                             Community College), 6.4%, 2019                                               500,000       561,975
-------------------------------------------------------------------------------------------------------------------------------
                             Hempstead Town, NY, Civic Facility Rev. (Hofstra University), MBIA,
                             5.8%, 2015                                                                 1,500,000     1,624,785
-------------------------------------------------------------------------------------------------------------------------------
                             Islip, NY, Community Development Agency Rev. (New York Institute of
                             Technology), 7.5%, 2006(++)                                                2,000,000     2,196,780
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (Fordham University), AMBAC, 7.2%, 2015          40,000        40,176
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority (Yeshiva University), AMBAC, 5.125%, 2034     1,000,000     1,034,750
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority Rev. (St. John's University), MBIA,
                             5%, 2017                                                                     300,000       322,977
-------------------------------------------------------------------------------------------------------------------------------
                             Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne
                             College), 5.625%, 2021                                                       750,000       812,303
-------------------------------------------------------------------------------------------------------------------------------
                             Utica, NY, Industrial Development Agency (Utica College), 5.3%, 2008         140,000       147,721
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,807,427
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormitories - 1.1%           New York Dormitory Authority Rev. (Columbia University), 5%, 2022         $1,000,000    $1,062,720
-------------------------------------------------------------------------------------------------------------------------------
                             New York Dormitory Authority Rev. (Nyu), "A", FGIC, 5%, 2029               1,000,000     1,027,420
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,090,140
-------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary     New York City, NY, Industrial Development Agency, Civic Facility Rev.
Schools - 0.8%               (Nightingale-Bamford School), AMBAC, 5.25%, 2020                          $1,440,000    $1,569,197
-------------------------------------------------------------------------------------------------------------------------------
Utilities -
Cogeneration - 0.6%          Port Authority NY & NJ, Special Obligation, 6.75%, 2011                   $1,000,000    $1,055,550
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor
Owned - 2.7%                 New York Energy Research & Development Rev., 6.1%, 2020                   $2,400,000    $2,505,336
-------------------------------------------------------------------------------------------------------------------------------
                             New York Environmental Facilities, Water Facilities Rev., 8.85%, 2015      2,500,000     2,557,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,062,936
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 2.9%                 Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2014+(+)                  $500,000      $600,140
-------------------------------------------------------------------------------------------------------------------------------
                             Long Island Power Authority, Electrical Systems Rev., 5.5%, 2021             400,000       434,376
-------------------------------------------------------------------------------------------------------------------------------
                             New York Power Authority Rev., 5%, 2021                                    1,000,000     1,059,570
-------------------------------------------------------------------------------------------------------------------------------
                             New York Power Authority Rev., 5.25%, 2040                                 3,000,000     3,103,800
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Water & Power Authority Rev., 5.5%, 2017                      200,000       208,212
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,406,098
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 10.5%              Erie County, NY, Water Authority Rev., AMBAC, ETM, 6.75%, 2014(++)        $1,000,000    $1,221,600
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                             6%, 2010                                                                     620,000       721,606
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                             5%, 2027                                                                   1,500,000     1,536,300
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                             5.5%, 2033                                                                 1,850,000     1,974,117
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                             FGIC, 5.25%, 2033                                                          2,000,000     2,070,360
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                             MBIA, 5.5%, 2027                                                           1,250,000     1,351,938
-------------------------------------------------------------------------------------------------------------------------------
                             New York Environmental Facilities, Clean Water & Drinking Rev., 5%,
                             2023 - 2025                                                                4,005,000     4,186,902
-------------------------------------------------------------------------------------------------------------------------------
                             New York Environmental Facilities, Pollution Control Rev., ETM, 5.75%,
                             2010(++)                                                                   2,235,000     2,572,083
-------------------------------------------------------------------------------------------------------------------------------
                             New York Environmental Facilities, Pollution Control Rev., 6.875%, 2010      220,000       228,602
-------------------------------------------------------------------------------------------------------------------------------
                             New York Environmental Facilities, Pollution Control Rev., 7.25%, 2010        70,000        70,473
-------------------------------------------------------------------------------------------------------------------------------
                             New York Environmental Facilities, Water Facilities Rev., 6%, 2031         1,005,000     1,049,612
-------------------------------------------------------------------------------------------------------------------------------
                             New York Environmental Facilities, Water Facilities Rev. (Spring Valley
                             Water Co.), AMBAC, 6.15%, 2024                                             1,500,000     1,536,675
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005(++)                    150,000       158,150
-------------------------------------------------------------------------------------------------------------------------------
                             Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                   895,000     1,002,686
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $19,681,104
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $165,220,596)                                                              $180,879,265
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
                             Illinois Health Facilities Authority Rev. (University of Chicago
                             Hospital), due 10/01/04                                                     $500,000      $500,000
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, due 10/01/04                                            1,700,000     1,700,000
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, due 10/01/04                                              300,000       300,000
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Job Development Authority Rev., due 10/01/04               75,000        75,000
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                             due 10/01/04                                                               1,050,000     1,050,000
-------------------------------------------------------------------------------------------------------------------------------
                             Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital
                             Loan Program, due 10/01/04                                                   100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $3,725,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $168,945,596)                                                                  $184,604,265
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                                                 2,355,525
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $186,959,790
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 2.8%               Charlotte, NC, "B", MBIA, 5.875%, 2019 - 2020                             $4,775,000    $5,219,156
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                           2,000,000     2,043,820
-------------------------------------------------------------------------------------------------------------------------------
                             Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018         2,700,000     2,956,635
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,219,611
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 1.2%       Charlotte, NC, 5.5%, 2016                                                 $3,100,000    $3,484,741
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Public Improvement, "A", 5%, 2029             1,000,000     1,010,980
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,495,721
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.3%           Durham, NC, 5.9%, 2014                                                    $2,400,000    $2,482,560
-------------------------------------------------------------------------------------------------------------------------------
                             Mecklenburg County, NC, Public Improvement, "A", 5%, 2017                  1,000,000     1,093,150
-------------------------------------------------------------------------------------------------------------------------------
                             New Hanover County, NC, Public Improvement, 5.8%, 2019                     4,200,000     4,928,658
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,504,368
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 3.6%               Brunswick County, NC, FGIC, 5%, 2020                                      $2,800,000    $3,006,752
-------------------------------------------------------------------------------------------------------------------------------
                             Cumberland County, NC, 5.8%, 2019                                          4,400,000     4,996,860
-------------------------------------------------------------------------------------------------------------------------------
                             Johnston County, NC, FGIC, 5.6%, 2018                                      2,000,000     2,237,920
-------------------------------------------------------------------------------------------------------------------------------
                             New Hanover County, NC, Public Improvement, 5%, 2021                       1,435,000     1,513,394
-------------------------------------------------------------------------------------------------------------------------------
                             New Hanover County, NC, School Improvement, 5%, 2019                       1,255,000     1,348,410
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,103,336
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC,
Hospitals - 23.1%            5%, 2017                                                                  $1,200,000    $1,269,948
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas
                             Healthcare), "A", 5.75%, 2021                                              1,500,000     1,555,635
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas
                             Healthcare), "A", 5.125%, 2022                                             1,000,000     1,017,690
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas
                             Healthcare), "A", 5%, 2031                                                 3,500,000     3,510,815
-------------------------------------------------------------------------------------------------------------------------------
                             Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital),
                             MBIA, 0%, 2009                                                             1,800,000     1,536,354
-------------------------------------------------------------------------------------------------------------------------------
                             New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical
                             Center), MBIA, 5%, 2019                                                    6,225,000     6,570,425
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission (Cleveland County Healthcare),
                             "A", AMBAC, 5%, 2035                                                       1,000,000     1,015,650
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission (Northeast Medical Center),
                             5.25%, 2029                                                                2,000,000     2,039,780
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission (Novant Health), "A", MBIA,
                             5%, 2018                                                                   1,975,000     2,078,944
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission (Novant Health), Obligations
                             Group A, 5%, 2020                                                            500,000       514,055
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Health Care Facilities Rev.
                             (Wakemed), AMBAC, 5%, 2021                                                 3,500,000     3,713,255
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson
                             Health Care System), FSA, 5.125%, 2032                                     1,500,000     1,542,195
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Duke
                             University), "C", 5.25%, 2021                                              5,975,000     6,068,270
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial
                             Hospital), 5.5%, 2015 - 2019                                              12,290,000    12,726,226
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Maria Parham
                             Medical Center), 6.5%, 2026                                               $1,000,000    $1,066,940
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                             Joseph Health Systems), 5.25%, 2015                                        2,210,000     2,381,142
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                             Joseph Health Systems), 5.5%, 2021                                         2,825,000     2,980,177
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Mission-St.
                             Joseph Health Systems), MBIA, 5.1%, 2018                                   1,500,000     1,582,170
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Pitt County
                             Memorial Hospital), "B", 5%, 2018                                          3,000,000     3,069,450
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare),
                             AMBAC, 5%, 2017                                                            5,000,000     5,269,100
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Southeastern
                             Regional Medical Center), 5.375%, 2032                                     3,330,000     3,384,379
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial
                             Hospital), AMBAC, 0%, 2013 - 2015                                          2,140,000     1,419,048
-------------------------------------------------------------------------------------------------------------------------------
                             Northern Hospital District Surry County, NC, Health Care Facilities
                             Rev., ASST GTY, 5.5%, 2019                                                 1,250,000     1,353,588
-------------------------------------------------------------------------------------------------------------------------------
                             Northern Hospital District Surry County, NC, Health Care Facilities
                             Rev., ASST GTY, 5.1%, 2021                                                 1,000,000     1,050,280
-------------------------------------------------------------------------------------------------------------------------------
                             Pitt County, NC, Rev., (Pitt County Memorial Hospital), ETM,
                             5.25%, 2021(++)                                                           10,135,000    10,433,780
-------------------------------------------------------------------------------------------------------------------------------
                             University of North Carolina, Hospital Rev. (Chapel Hill Hospital),
                             5.25%, 2006(++)                                                            4,800,000     5,119,296
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $84,268,592
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long
Term Care - 1.0%             Mocksville, NC (North Carolina Housing Foundation, Inc.), 7.25%, 2029       $960,000      $828,778
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Health Care Commission, Health
                             Care Facilities Rev. (Givens Estates), 6.5%, 2032                            800,000       819,368
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Health Care Facilities Rev.
                             (Arbor Acres Community), 6.375%, 2032                                      1,000,000     1,030,560
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Health Care Facilities Rev.
                             (Deerfield), "A", 5%, 2023                                                 1,000,000     1,001,070
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,679,776
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.9%        Cumberland County, NC, Finance Corp., Installment Payment Rev.
                             (Detention Center & Mental Health), AMBAC, 5.625%, 2019                   $2,125,000    $2,344,343
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Medical Care Commission, Health Care Facilities Rev.
                             "A", 5.8%, 2034                                                            1,000,000       999,550
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,343,893
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.3%                 (Hovensa Refinery), 5.875%, 2022                                            $860,000      $906,406
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Columbus County, NC, Industrial Facilities & Pollution Control
Paper - 3.0%                 Financing Authority (International Paper Co.), "A", 5.8%, 2016            $2,000,000    $2,106,680
-------------------------------------------------------------------------------------------------------------------------------
                             Haywood County, NC, Industrial Facilities & Pollution Control Financing
                             Authority (Champion International Corp.), "A", 5.75%, 2025                 5,400,000     5,424,246
-------------------------------------------------------------------------------------------------------------------------------
                             Martin County, NC, Industrial Facilities & Pollution Control Financing
                             Authority Rev. (Solid Waste Disposal Weyerhaeuser), 6.8%, 2024             3,500,000     3,584,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,114,926
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Charlotte, NC, Housing Authority, Mortgage Rocky Branch II, GNMA,
Revenue - 2.1%               4.65%, 2035                                                               $2,000,000    $1,945,500
-------------------------------------------------------------------------------------------------------------------------------
                             Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022         1,000,000     1,035,860
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028               4,460,000     4,600,713
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,582,073
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 5.9%                 North Carolina Housing Finance Agency Rev., "13-A", 4.25%, 2028           $2,630,000    $2,684,757
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "14-A", AMBAC, 4.35%, 2028     4,495,000     4,620,725
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032         500,000       504,440
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030             2,500,000     2,542,175
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019             3,530,000     3,625,698
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020               775,000       804,179
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020               1,490,000     1,514,213
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                250,000       257,285
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017         1,715,000     1,789,946
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028              3,210,000     3,292,304
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $21,635,722
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 16.3%             Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2020      $1,000,000    $1,106,020
-------------------------------------------------------------------------------------------------------------------------------
                             Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                  1,250,000     1,356,588
-------------------------------------------------------------------------------------------------------------------------------
                             Cabarrus County, NC, Installment Financing Contract, 5%, 2021              5,500,000     5,796,505
-------------------------------------------------------------------------------------------------------------------------------
                             Carteret County, NC, AMBAC, 5.625%, 2020                                   1,010,000     1,126,251
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte, NC, Certificates of Participation (Convention Facilities),
                             5.5%, 2020                                                                 3,000,000     3,323,610
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte, NC, Certificates of Participation (Convention Facilities),
                             AMBAC, 0%, 2004 - 2008                                                    12,320,000    11,834,319
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte, NC, Certificates of Participation (Public Saftey
                             Facilities), "D", 5.5%, 2020                                               3,000,000     3,309,930
-------------------------------------------------------------------------------------------------------------------------------
                             Forsyth County, NC, Certificates of Participation (Forsyth County
                             Public Facilities Equipment), 5.25%, 2023                                  1,230,000     1,330,749
-------------------------------------------------------------------------------------------------------------------------------
                             Forsyth County, NC, Certificates of Participation (Public Facilities &
                             Equipment Project), 5.25%, 2019                                              775,000       859,103
-------------------------------------------------------------------------------------------------------------------------------
                             Harnett County, NC, Certificates of Participation, AMBAC,
                             6.2%, 2004(++)                                                             1,000,000     1,027,770
-------------------------------------------------------------------------------------------------------------------------------
                             Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015        1,020,000     1,162,188
-------------------------------------------------------------------------------------------------------------------------------
                             Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016         1,225,000     1,375,161
-------------------------------------------------------------------------------------------------------------------------------
                             Iredell County, NC, Public Facilities (School Projects), AMBAC,
                             5.5%, 2010(++)                                                             1,000,000     1,142,610
-------------------------------------------------------------------------------------------------------------------------------
                             New Hanover County, NC, Certificates of Participation (New Hanover
                             County Projects), AMBAC, 5.25%, 2018                                       1,635,000     1,805,661
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Infrastructure Financial Corp., Certificates of
                             Participation (North Carolina State Correctional Facilities), "A",
                             5%, 2023                                                                   1,345,000     1,404,409
-------------------------------------------------------------------------------------------------------------------------------
                             Pitt County, NC, Certificates of Participation (School Facilities
                             Improvement), "A", FSA, 5.5%, 2020                                         1,250,000     1,379,338
-------------------------------------------------------------------------------------------------------------------------------
                             Pitt County, NC, Certificates of Participation (School Facilities
                             Improvement), "B", FSA, 5.75%, 2018 - 2019                                 2,780,000     3,148,127
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006             7,000,000     7,476,560
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., RITES, AMBAC, 8.8516%, 2012+(+)          1,500,000     1,993,140
-------------------------------------------------------------------------------------------------------------------------------
                             Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2018        3,000,000     3,417,300
-------------------------------------------------------------------------------------------------------------------------------
                             Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024           350,000       370,426
-------------------------------------------------------------------------------------------------------------------------------
                             Rutherford County, NC, Certificates of Participation (Rutherford County
                             School), AMBAC, 5%, 2023                                                     840,000       880,698
-------------------------------------------------------------------------------------------------------------------------------
                             Winston Salem, NC, Certificates of Participation, "C", 5%, 2018            2,575,000     2,742,504
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $59,368,967
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%           Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022             $1,650,000    $1,700,886
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018         1,000,000     1,082,170
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority Rev., FSA, 5%, 2022                1,315,000     1,397,358
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,180,414
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                   $1,890,000    $1,703,136
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
Tax - 2.2%                   RITES, FSA, 10.1016%, 2018+(+)                                            $5,425,000    $7,842,489
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 8.6%              Appalachian State University, NC, "A", FGIC, 5.125%, 2022                 $1,260,000    $1,345,302
-------------------------------------------------------------------------------------------------------------------------------
                             Appalachian State University, NC, Rev. (Package Systems), FSA,
                             5.6%, 2020                                                                 2,285,000     2,543,411
-------------------------------------------------------------------------------------------------------------------------------
                             East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021                1,375,000     1,496,454
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Capital Facilities Finance (Duke University), "A",
                             5.125%, 2041                                                               4,915,000     5,023,228
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Capital Facilities Finance (Duke University), "A",
                             5.25%, 2042                                                                2,000,000     2,072,740
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Capital Facilities Finance (High Point University),
                             5.125%, 2018 - 2021                                                          810,000       871,272
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Capital Facilities Finance (Johnson & Wales University),
                             "A", XLCA, 5.25%, 2021 - 2022                                              2,645,000     2,870,447
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Capital Facilities Finance (Johnson & Wales University),
                             "A", XLCA, 5%, 2033                                                        2,000,000     2,027,900
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Industrial Tourist Authority (University Plaza), "A", MBIA,
                             5%, 2020                                                                   2,180,000     2,312,064
-------------------------------------------------------------------------------------------------------------------------------
                             University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020          2,835,000     3,020,693
-------------------------------------------------------------------------------------------------------------------------------
                             University of North Carolina, Greensboro Rev., "B", FSA, 5.375%, 2017        325,000       362,086
-------------------------------------------------------------------------------------------------------------------------------
                             University of North Carolina, University Rev., 5%, 2028                    2,000,000     2,053,600
-------------------------------------------------------------------------------------------------------------------------------
                             University of North Carolina, Ashville Rev., Refunding General, "A",
                             AMBAC, 5%, 2019                                                              530,000       566,851
-------------------------------------------------------------------------------------------------------------------------------
                             University of North Carolina, Greensboro Rev., "B", FSA, 5.375%, 2016      1,085,000     1,214,853
-------------------------------------------------------------------------------------------------------------------------------
                             University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029      2,000,000     2,041,460
-------------------------------------------------------------------------------------------------------------------------------
                             University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019        1,375,000     1,471,896
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $31,294,257
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Wake County, NC, Industrial Facilities & Pollution Control Rev.
Owned - 0.7%                 (Carolina Power & Light Co.), 5.375%, 2017                                $2,500,000    $2,711,850
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 14.0%                North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010(++)   $2,595,000    $3,179,628
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017(++)      3,120,000     3,466,882
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010       3,005,000     3,663,516
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007      5,000,000     5,553,100
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018             1,245,000     1,508,828
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Eastern Municipal Power Agency, RITES, AMBAC,
                             10.0721%, 2018+(+)                                                         6,500,000     9,254,830
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Municipal Power Agency, Catawba Electric Rev.,
                             6.375%, 2013                                                               1,000,000     1,125,630
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
                             7%, 2007                                                                   5,000,000     5,525,900
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
                             6%, 2011                                                                   5,000,000     5,810,250
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Municipal Power Agency, ROLS, 8.868%, 2020+(+)              3,000,000     3,487,860
-------------------------------------------------------------------------------------------------------------------------------
                             North Carolina Municipal Power Agency, ROLS, MBIA, 8.868%, 2019+(+)        5,000,000     5,878,900
-------------------------------------------------------------------------------------------------------------------------------
                             Raleigh, NC, Combined Enterprise Systems Rev., 5.125%, 2022                2,000,000     2,093,540
-------------------------------------------------------------------------------------------------------------------------------
                             Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2024                      385,000       402,745
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $50,951,609
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 8.1%               Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2019                  $1,490,000    $1,689,854
-------------------------------------------------------------------------------------------------------------------------------
                             Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                       1,000,000     1,023,460
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte, NC, Storm Water Fee, 6%, 2010(++)                               3,180,000     3,715,862
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009 - 2010(++)          5,075,000     5,844,627
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                      1,650,000     1,843,892
-------------------------------------------------------------------------------------------------------------------------------
                             Charlotte, NC, Water & Sewer Systems Rev., 5.25%, 2021                     4,000,000     4,223,320
-------------------------------------------------------------------------------------------------------------------------------
                             Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                 1,675,000     1,763,005
-------------------------------------------------------------------------------------------------------------------------------
                             Fayetteville, NC, Public Works Commission Rev., FSA, 5.25%, 2016           1,500,000     1,662,285
-------------------------------------------------------------------------------------------------------------------------------
                             Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018 - 2019          3,240,000     3,501,722
-------------------------------------------------------------------------------------------------------------------------------
                             Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016            1,005,000     1,093,701
-------------------------------------------------------------------------------------------------------------------------------
                             Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019         1,170,000     1,285,701
-------------------------------------------------------------------------------------------------------------------------------
                             Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028              700,000       716,870
-------------------------------------------------------------------------------------------------------------------------------
                             Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                  1,000,000     1,072,970
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $29,437,269
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $328,511,035)                                                              $356,344,415
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.5%
-------------------------------------------------------------------------------------------------------------------------------
                             Illinois Health Facilities Authority Rev. (University of Chicago
                             Hospital), due 10/01/04                                                     $200,000      $200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Higher Educational Facilities Authority Rev.,
                             Capital Assets Program, "D", due 10/01/04                                    100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                             San Francisco, CA, City & County Financial Corp. Lease Rev., Moscone
                             Center Expansion, due 10/07/04                                             8,810,000     8,810,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $9,110,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $337,621,035)                                                                  $365,454,415
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                                                                (600,122)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $364,854,293
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port               Allegheny County, PA, Airport Rev. (Pittsburgh International Airport),
Revenue - 2.2%               FGIC, 6.125%, 2017                                                          $500,000      $543,035
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Airport Rev. (Pittsburgh International Airport),
                             MBIA, 5.75%, 2014                                                          1,000,000     1,105,060
-------------------------------------------------------------------------------------------------------------------------------
                             Susquehanna Area Regional Airport, 5.375%, 2018                              200,000       207,760
-------------------------------------------------------------------------------------------------------------------------------
                             Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                       500,000       528,120
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,383,975
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 8.7%       Allegheny County, PA, FGIC, 5.3%, 2018                                      $500,000      $542,010
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, FGIC, 5.4%, 2019                                       500,000       543,985
-------------------------------------------------------------------------------------------------------------------------------
                             Allentown, PA, FGIC, 5%, 2022                                              1,350,000     1,422,266
-------------------------------------------------------------------------------------------------------------------------------
                             Beaver County, PA, MBIA, 5.75%, 2006(++)                                     250,000       269,208
-------------------------------------------------------------------------------------------------------------------------------
                             Centre County, PA, MBIA, 5.25%, 2018                                       1,000,000     1,096,300
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, ROLS, FGIC, 9.23%, 2015+(+)                   1,000,000     1,348,960
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, ROLS, XLCA, 9.14%, 2017+(+)                   1,000,000     1,336,000
-------------------------------------------------------------------------------------------------------------------------------
                             Luzerne County, PA, MBIA, 5.25%, 2025                                        500,000       527,730
-------------------------------------------------------------------------------------------------------------------------------
                             North Huntingdon Township, PA, AMBAC, 5.25%, 2019                            500,000       548,250
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Finance Rev. (Pennsylvania Hills), FGIC, 5.45%, 2019            500,000       541,395
-------------------------------------------------------------------------------------------------------------------------------
                             State of Pennsylvania, 6.25%, 2010                                           300,000       350,832
-------------------------------------------------------------------------------------------------------------------------------
                             State of Pennsylvania, 6%, 2019(++)                                        1,000,000     1,162,440
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,689,376
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 0.5%           Pittsburgh, PA, FGIC, 5.75%, 2009(++)                                       $500,000      $569,365
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 21.3%              Butler, PA, School District, FGIC, 5.375%, 2018                             $500,000      $540,810
-------------------------------------------------------------------------------------------------------------------------------
                             Chambersburg, PA, School District, FSA, 5%, 2016                             500,000       536,045
-------------------------------------------------------------------------------------------------------------------------------
                             Downingtown, PA, School District, AMBAC, 5.65%, 2019                         500,000       550,995
-------------------------------------------------------------------------------------------------------------------------------
                             Exeter Township, PA, School District, FGIC, 5%, 2025                       1,000,000     1,034,980
-------------------------------------------------------------------------------------------------------------------------------
                             Garnet Valley, PA, School District, FGIC, 5.5%, 2015                         750,000       846,600
-------------------------------------------------------------------------------------------------------------------------------
                             Gateway, PA, Alleghany School District, FGIC, 5.2%, 2023                   1,000,000     1,061,640
-------------------------------------------------------------------------------------------------------------------------------
                             Mt. Lebanon PA, School District, MBIA, 5%, 2020                            1,000,000     1,062,590
-------------------------------------------------------------------------------------------------------------------------------
                             Norristown, PA, School District, FGIC, 5%, 2021                              500,000       528,165
-------------------------------------------------------------------------------------------------------------------------------
                             North Allegheny, PA, School District, FGIC, 5.05%, 2022                      590,000       617,447
-------------------------------------------------------------------------------------------------------------------------------
                             North Pocono, PA, School District, FGIC, 5%, 2023                            500,000       522,121
-------------------------------------------------------------------------------------------------------------------------------
                             Palmyra, PA, School District, FGIC, 5.375%, 2016                             820,000       914,665
-------------------------------------------------------------------------------------------------------------------------------
                             Pennridge, PA, School District, MBIA, 5%, 2020 - 2021                      1,000,000     1,059,321
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Public School Building (Garnet Valley School Disctrict),
                             AMBAC, 5.5%, 2018                                                          1,005,000     1,110,806
-------------------------------------------------------------------------------------------------------------------------------
                             Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028               1,000,000     1,050,220
-------------------------------------------------------------------------------------------------------------------------------
                             Perkiomen Valley, PA, School District, FSA, 5%, 2019 - 2025                3,760,000     3,908,512
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, School District, AMBAC, 5.375%, 2007(++)                   500,000       541,280
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, School District, FSA, 5.75%, 2011(++)                      500,000       575,520
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, School District, MBIA, 6%, 2010(++)                        500,000       577,290
-------------------------------------------------------------------------------------------------------------------------------
                             Pittsburgh, PA, School District, 5.5%, 2009(++)                            1,320,000     1,494,557
-------------------------------------------------------------------------------------------------------------------------------
                             Riverside, PA, School District, FGIC, 5.45%, 2010(++)                        500,000       566,790
-------------------------------------------------------------------------------------------------------------------------------
                             Riverside, PA, School District, FGIC, 5.5%, 2010(++)                         500,000       568,160
-------------------------------------------------------------------------------------------------------------------------------
                             South Park, PA, School District, FGIC, 5%, 2019                              750,000       793,418
-------------------------------------------------------------------------------------------------------------------------------
                             Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007              360,000       331,484
-------------------------------------------------------------------------------------------------------------------------------
                             State Public School Building Authority, Pennsylvania School (Lease
                             Philadelphia School District), FSA, 5.25%, 2024                            1,000,000     1,064,510
-------------------------------------------------------------------------------------------------------------------------------
                             State Public School Building Authority, Pennsylvania School (Tuscarora
                             School District), FSA, 5%, 2024                                            1,000,000     1,079,460
-------------------------------------------------------------------------------------------------------------------------------
                             State Public School Building Authority, Pennsylvania School (Wattsburg
                             School District), MBIA, 0%, 2027                                           2,150,000       636,121
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $23,573,507
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Allegheny County, PA, Hospital Development Authority Rev. (South Hills
Hospitals - 11.1%            Health System), MBIA, 5.8%, 2016                                            $500,000      $535,780
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (South Hills
                             Health Systems), 6.75%, 2025                                                 555,000       564,812
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health
                             Systems), MBIA, 5%, 2018                                                     500,000       526,670
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (West Penn
                             Allegheny Health), 9.25%, 2022 - 2030                                        200,000       229,635
-------------------------------------------------------------------------------------------------------------------------------
                             Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008       470,000       519,303
-------------------------------------------------------------------------------------------------------------------------------
                             Cumberland County PA, Municipal Authority Rev. (Carlisle Hospital &
                             Health Centers), 6.8%, 2004(++)                                              250,000       256,523
-------------------------------------------------------------------------------------------------------------------------------
                             Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation),
                             AMBAC, 5.25%, 2017                                                           675,000       742,122
-------------------------------------------------------------------------------------------------------------------------------
                             Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                    500,000       508,905
-------------------------------------------------------------------------------------------------------------------------------
                             Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
                             Hospital), 5%, 2018                                                          200,000       202,960
-------------------------------------------------------------------------------------------------------------------------------
                             Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan
                             Hospital), 6%, 2035                                                          350,000       357,417
-------------------------------------------------------------------------------------------------------------------------------
                             Lehigh County, PA, General Purpose Authority (Good Shepherd Group),
                             "A", 5.625%, 2034                                                            350,000       360,542
-------------------------------------------------------------------------------------------------------------------------------
                             Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital),
                             5.25%, 2032                                                                  600,000       606,078
-------------------------------------------------------------------------------------------------------------------------------
                             Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital),
                             MBIA, 7%, 2016                                                               250,000       320,468
-------------------------------------------------------------------------------------------------------------------------------
                             Lehigh County, PA, General Purpose Authority (St. Lukes Bethlehem
                             Hospital), 5.375%, 2033                                                      600,000       594,426
-------------------------------------------------------------------------------------------------------------------------------
                             Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA,
                             5.25%, 2019                                                                  500,000       541,315
-------------------------------------------------------------------------------------------------------------------------------
                             Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital
                             Obligation Group), CONNIE LEE, 5.375%, 2010                                  750,000       790,103
-------------------------------------------------------------------------------------------------------------------------------
                             Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center),
                             6%, 2043                                                                     750,000       774,218
-------------------------------------------------------------------------------------------------------------------------------
                             Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
                             Hospital), 5.625%, 2032                                                      400,000       409,416
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Higher Educational Facilities Authority Rev., 6.25%, 2018       100,000       110,390
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Higher Educational Facilities Authority Rev., 6%, 2031          650,000       689,598
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health),
                             6.6%, 2010                                                                   160,000       172,834
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Health & Educational Facilities Rev. (Temple
                             Universty), 6.625%, 2023                                                     250,000       252,955
-------------------------------------------------------------------------------------------------------------------------------
                             Sayre, PA, Health Care Facilities Authority Rev., 5.875%, 2031               500,000       518,510
-------------------------------------------------------------------------------------------------------------------------------
                             Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital),
                             AMBAC, 5.25%, 2015                                                           585,000       646,431
-------------------------------------------------------------------------------------------------------------------------------
                             Scranton-Lackawanna, PA, Health & Welfare Authority Rev. (Allied Rehab
                             Hospital), 7.125%, 2005                                                       55,000        55,394
-------------------------------------------------------------------------------------------------------------------------------
                             Southcentral Pennsylvania General Authority Rev. (York Hospital),
                             5.625%, 2026                                                                 600,000       626,964
-------------------------------------------------------------------------------------------------------------------------------
                             West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032       350,000       361,232
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,275,001
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Blair County, PA, Industrial Development Authority Rev. (Village of
Term Care - 0.9%             Penn St.), 7%, 2034                                                         $150,000      $153,497
-------------------------------------------------------------------------------------------------------------------------------
                             Clarion, PA, Industrial Development Authority Rev. (Beverly
                             Enterprises, Inc.), 7.5%, 2012                                               150,000       153,188
-------------------------------------------------------------------------------------------------------------------------------
                             Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated
                             Services), 7.25%, 2035                                                       150,000       153,557
-------------------------------------------------------------------------------------------------------------------------------
                             Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement
                             Project), 5.875%, 2031                                                       500,000       515,070
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $975,312
-------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.1%        Montgomery County, PA, Industrial Development Authority (Wordsworth
                             Academy), 8%, 2024                                                          $150,000      $150,332
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental                New Morgan, PA, Industrial Development Authority, Solid Waste Disposal
Services - 0.9%              Rev. (New Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019       $530,000      $527,684
-------------------------------------------------------------------------------------------------------------------------------
                             Westmoreland County, PA, Industrial Development Corp. (Waste
                             Management), LOC, 5.1%, 2018                                                 500,000       523,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,050,684
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Bucks County, PA, Industrial Development Authority Rev. (USX Corp.),
Other - 1.9%                 5.4%, 2017                                                                  $300,000      $334,968
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Economic Development Financing Authority Rev. (Amtrak),
                             6.125%, 2021                                                                 150,000       156,113
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Economic Development Financing Authority, Solid Waste
                             Disposal Rev. (Proctor & Gamble), 5.375%, 2031                             1,000,000     1,056,380
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Economic Development Financing Authority, Wastewater
                             Treatment Rev. (Sunoco Co.), 7.6%, 2024                                      250,000       257,020
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                             270,000       284,569
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,089,050
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Erie County, PA, Industrial Development Authority (International Paper
Paper - 0.9%                 Co.), 5.3%, 2012                                                            $650,000      $699,043
-------------------------------------------------------------------------------------------------------------------------------
                             Erie County, PA, Industrial Development Authority (International Paper
                             Co.), 7.625%, 2018                                                           250,000       256,003
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $955,046
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 0.2%                 Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##              $185,000      $185,426
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Philadelphia, PA, Housing Authority Capital Program Rev., FSA, 5.25%,
Revenue - 1.0%               2014                                                                      $1,000,000    $1,130,230
-------------------------------------------------------------------------------------------------------------------------------
Parking - 1.5%               Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015        $1,000,000    $1,111,740
-------------------------------------------------------------------------------------------------------------------------------
                             Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020               500,000       573,760
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,685,500
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax           Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium
Revenue - 0.5%               Hotel Room), AMBAC, 5.25%, 2017                                             $500,000      $540,015
-------------------------------------------------------------------------------------------------------------------------------

Single Family Housing -      Philadelphia, PA, Redevelopment Authority Home Improvement Loan Rev.,
Local - 0.3%                 FHA, 6.1%, 2010                                                              $60,000       $61,998
-------------------------------------------------------------------------------------------------------------------------------
                             Pittsburgh, PA, Urban Development Authority Mortgage Rev., 5.5%, 2010        305,000       309,212
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $371,210
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
State - 4.7%                 4.25%, 2012                                                                 $500,000      $508,340
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                             5.75%, 2013                                                                  205,000       214,055
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                             5%, 2014 - 2034                                                            1,490,000     1,561,828
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%,
                             2020                                                                       1,405,000     1,434,646
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Housing Finance Agency, Single Family Mortgage Rev.,
                             5.25%, 2021 - 2033                                                         1,485,000     1,534,343
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,253,212
-------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%   Delaware County, PA, Industrial Development Authority Rev. (American
                             Ref-Fuel Co.), "A", 6.2%, 2019                                              $300,000      $311,292
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 7.6%              Delaware Valley, PA, Regional Finance Authority, 5.5%, 2012               $1,000,000    $1,121,720
-------------------------------------------------------------------------------------------------------------------------------
                             Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.275%,
                             2018(+)                                                                      500,000       663,560
-------------------------------------------------------------------------------------------------------------------------------
                             Northumberland County, PA (Country Careers and Arts Center), 6.65%,
                             2020                                                                         255,000       264,665
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Convention Center Rev., 6.75%, 2019                             250,000       256,475
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Industrial Development Authority, Economic Development,
                             AMBAC, 7%, 2007                                                              300,000       331,206
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026      1,000,000     1,034,190
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030         750,000       773,745
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012        500,000       543,705
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Buildings Authority, 5%, 2007                           1,585,000     1,695,728
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E",
                             5.7%, 2010(++)                                                             1,000,000     1,137,660
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., RITES, AMBAC, 8.8516%, 2013+(+)            500,000       653,020
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,475,674
-------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.4%  Pennsylvania Higher Education, Capital Acquisition Rev., MBIA, 5%, 2026   $1,500,000    $1,534,860
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.5%           Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium
                             Hotel Room), AMBAC, 5.25%, 2013                                             $500,000      $552,420
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                     $335,000      $301,879
-------------------------------------------------------------------------------------------------------------------------------
                             Tobacco Settlement Financing Corp., 5%, 2021                                 160,000       147,995
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $449,874
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009
Tax - 6.8%                   (++)                                                                        $500,000      $581,540
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico Highway & Transportation Authority, 5.5%,
                             2013                                                                         500,000       569,630
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico Highway & Transportation Authority, "Y",
                             5.5%, 2036                                                                 1,020,000     1,086,881
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico Highway & Transportation Authority, ROLS,
                             MBIA, 9.23%, 2020+(+)                                                      1,500,000     2,041,080
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Turnpike Commission, 5.5%, 2015                                 250,000       279,853
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Turnpike Commission, MBIA, 5%, 2024                           1,775,000     1,848,148
-------------------------------------------------------------------------------------------------------------------------------
                             Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC,
                             5.25%, 2013                                                                  500,000       550,720
-------------------------------------------------------------------------------------------------------------------------------
                             Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC,
                             5.375%, 2017                                                                 500,000       543,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,501,602
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 9.3%              Allegheny County, PA, (Chatham College), 5.95%, 2032                        $335,000      $349,425
-------------------------------------------------------------------------------------------------------------------------------
                             Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC,
                             5.55%, 2017                                                                  535,000       588,008
-------------------------------------------------------------------------------------------------------------------------------
                             Delaware County, PA, Authority University Rev. (Villanova University),
                             FGIC, 5.25%, 2020 - 2021                                                   2,000,000     2,176,270
-------------------------------------------------------------------------------------------------------------------------------
                             Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032             750,000       776,513
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Higher Educational Facilities Authority Rev. (Clarion
                             University Foundation), XLCA, 5%, 2023                                     1,000,000     1,045,520
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Higher Educational Facilities Authority Rev. (Drexel
                             University), 5.2%, 2032                                                      500,000       515,310
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Higher Educational Facilities Authority Rev. (Indepedent
                             Colleges & University), FGIC, 5%, 2024                                     1,000,000     1,042,790
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Higher Educational Facilities Authority Rev. (Marywood
                             University), MBIA, 5.5%, 2018                                                300,000       331,452
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst
                             College), "B", 5%, 2023                                                      500,000       496,975
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Higher Educational Facilities Authority Rev. (Widener
                             University), 5.375%, 2029                                                    300,000       306,873
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Public School Building Authority (Delaware County
                             College), MBIA, 5.75%, 2016                                                  500,000       568,360
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania State University, 5%, 2029                                    1,000,000     1,023,840
-------------------------------------------------------------------------------------------------------------------------------
                             Union County, PA, Higher Educational Facilities Financing Authority,
                             University Rev. (Bucknell University), 5.25%, 2021                         1,000,000     1,087,220
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,308,556
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Pennsylvania Economic Development Financing Authority (Germantown
Dormatories - 0.6%           Friends School Project), 5.35%, 2031                                        $600,000      $623,286
-------------------------------------------------------------------------------------------------------------------------------
Utilities -                  Carbon County, PA, Industrial Development Authority Rev. (Panther Creek
Cogeneration - 0.3%          Partners), 6.65%, 2010                                                      $135,000      $146,069
-------------------------------------------------------------------------------------------------------------------------------
                             Pennsylvania Economic Development Financing Authority Rev., Resources
                             Recovery Rev. (Northampton Generating), 6.4%, 2009                           150,000       152,373
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $298,442
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 4.8%                 Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2014+(+)                $2,170,000    $2,604,608
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%,
                             2020                                                                       1,000,000     1,083,880
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2016 - 2018                   1,500,000     1,651,845
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,340,333
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 8.6%               Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2017                         $750,000      $853,613
-------------------------------------------------------------------------------------------------------------------------------
                             Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                  1,000,000     1,046,890
-------------------------------------------------------------------------------------------------------------------------------
                             Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC,
                             5%, 2018                                                                     750,000       793,898
-------------------------------------------------------------------------------------------------------------------------------
                             Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                         750,000       798,563
-------------------------------------------------------------------------------------------------------------------------------
                             Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2023 -
                             2028                                                                       1,890,000     1,971,294
-------------------------------------------------------------------------------------------------------------------------------
                             Luzerne County, PA, Industrial Development Authority, 6.05%, 2019            300,000       306,798
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Water Rev., MBIA, 6.25%, 2012                              550,000       656,986
-------------------------------------------------------------------------------------------------------------------------------
                             Philadelphia, PA, Water Rev., MBIA, 5.5%, 2014                             1,000,000     1,048,890
-------------------------------------------------------------------------------------------------------------------------------
                             University Area Joint Authority, Sewer rev., MBIA, 5%, 2023                1,500,000     1,556,880
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018            500,000       535,465
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,569,277
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $101,699,341)                                                              $107,842,857
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
                             University Hospital), "A", 1.10%, due 10/07/04                              $600,000      $600,000
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
                             University Hospital), "D", 1.08%, due 10/07/04                               400,000       400,000
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
                             University Hospital), 1.07%, due 10/07/04                                    100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $1,100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $102,799,341)                                                                  $108,942,857
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.7%                                                                                 1,935,369
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $110,878,226
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.3%               Horry County, SC, "A", FSA, 5.7%, 2027                                    $2,250,000    $2,335,787
-------------------------------------------------------------------------------------------------------------------------------
                             Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", AMBAC,
                             5.7%, 2026                                                                 1,000,000     1,033,990
-------------------------------------------------------------------------------------------------------------------------------
                             Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA,
                             5%, 2026                                                                   1,000,000     1,020,600
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina State Ports Authority Rev., FSA, 5%, 2016                   1,000,000     1,056,540
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,446,917
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%             York County, SC, Industrial Rev., Exempt Facilities Hoechst Celanese,
                             5.7%, 2024                                                                  $850,000      $758,302
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 7.4%       Commonwealth of Puerto Rico, RITES, ETM, 9.1213%, 2018+(+),(++)           $2,000,000    $2,486,320
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, RITES, ETM, 9.1213%, 2019(+)+,(++)            1,750,000     2,165,415
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, RITES, MBIA, 9.6213%, 2020+(+)                2,000,000     2,568,480
-------------------------------------------------------------------------------------------------------------------------------
                             Hilton Head Island, SC, Public Facilities Corp., AMBAC, 5.75%, 2014        1,750,000     1,812,650
-------------------------------------------------------------------------------------------------------------------------------
                             Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                           1,000,000     1,065,570
-------------------------------------------------------------------------------------------------------------------------------
                             Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                  915,000     1,037,207
-------------------------------------------------------------------------------------------------------------------------------
                             Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018         1,000,000     1,124,440
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,260,082
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.3%           Beaufort County, SC, FGIC, 5.25%, 2018                                    $1,000,000    $1,073,190
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, RITES, FSA, 10.1651%, 2016+(+)                  850,000     1,105,629
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,178,819
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 10.3%              Anderson County, SC, School District, "B", 5.5%, 2018                     $1,465,000    $1,624,539
-------------------------------------------------------------------------------------------------------------------------------
                             Beaufort County, SC, School District, "B", 5.625%, 2018                    2,000,000     2,197,840
-------------------------------------------------------------------------------------------------------------------------------
                             Berkeley County, SC, School District, 5%, 2020                             2,000,000     2,108,080
-------------------------------------------------------------------------------------------------------------------------------
                             Chesterfield County, SC, School District, FSA, 5%, 2023                    3,000,000     3,128,100
-------------------------------------------------------------------------------------------------------------------------------
                             Georgetown County, SC, School District, 5.25%, 2018 - 2019                 2,500,000     2,716,585
-------------------------------------------------------------------------------------------------------------------------------
                             Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020      1,065,000     1,154,620
-------------------------------------------------------------------------------------------------------------------------------
                             Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022     2,050,000     2,230,093
-------------------------------------------------------------------------------------------------------------------------------
                             Richland County, SC, School District, 5.1%, 2021                           1,750,000     1,851,518
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,011,375
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Charleston County, SC (Care Alliance Health Services), "A", FSA,
Hospitals - 16.9%            5%, 2019                                                                  $1,000,000    $1,058,920
-------------------------------------------------------------------------------------------------------------------------------
                             Charleston County, SC, Hospital Facilities Rev. (Medical Society
                             Health), MBIA, ETM, 5%, ETM, 2022(++)                                      2,450,000     2,453,945
-------------------------------------------------------------------------------------------------------------------------------
                             Florence County, SC, Hospital Rev. (McLeod Regional Medical Center),
                             "A", FSA, 5.25%, 2034                                                      2,000,000     2,071,880
-------------------------------------------------------------------------------------------------------------------------------
                             Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020       3,400,000     3,953,860
-------------------------------------------------------------------------------------------------------------------------------
                             Greenwood County, SC, Hospital Facilities Rev. (Self Memorial
                             Hospital), 5.5%, 2021                                                      1,000,000     1,032,700
-------------------------------------------------------------------------------------------------------------------------------
                             Greenwood County, SC, Hospital Facilities Rev. (Self Regional
                             Heathcare), "A", FSA, 5%, 2017                                               550,000       592,647
-------------------------------------------------------------------------------------------------------------------------------
                             Lexington County, SC, Health Services District, Inc., 5.5%, 2032 - 2037      500,000       510,743
-------------------------------------------------------------------------------------------------------------------------------
                             Lexington County, SC, Health Services District, Inc., Hospital Rev.,
                             Refunding & Improvement, 5.5%, 2032                                        1,000,000     1,024,550
-------------------------------------------------------------------------------------------------------------------------------
                             Lexington County, SC, Health Services District, Inc., Hospital Rev.,
                             Refunding & Improvement, FSA, 5.125%, 2021                                 1,500,000     1,577,520
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority, Hospital
                             Facilities Rev. (Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015    1,750,000     1,848,613
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority, Hospital
                             Facilities Rev. (Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021      1,500,000     1,581,510
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority, Hospital
                             Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                      750,000       787,890
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority (Bon Secours
                             Health Systems, Inc.), "A", 5.625%, 2030                                   1,250,000     1,272,388
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority, Hospital
                             Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023            1,000,000     1,027,830
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority, Hospital
                             Facilties Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014             1,000,000     1,152,610
-------------------------------------------------------------------------------------------------------------------------------
                             Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020 - 2025      3,500,000     3,627,120
-------------------------------------------------------------------------------------------------------------------------------
                             Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032              2,250,000     2,329,178
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $27,903,904
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long
Term Care - 1.1%             Greenville County, SC, Hospital Rev. (Chestnut Hill) "A", 8%, 2015        $1,545,000    $1,378,279
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority, Residential Care
                             Facilities (Episcopal Home), "A", 6.375%, 2032                               400,000       405,136
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,783,415
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina
Other - 1.0%                 Eastman Co.), ETM, 6.75%, 2017(++)                                        $1,000,000    $1,264,370
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                             385,000       405,775
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,670,145
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Darlington County, SC, Industrial Development Rev. (Sonoco Products
Paper - 2.0%                 Co.), 6.125%, 2025                                                        $1,500,000    $1,544,700
-------------------------------------------------------------------------------------------------------------------------------
                             Florence County, SC, Industrial Development Rev. (Stone Container
                             Corp.), 7.375%, 2007                                                         225,000       228,224
-------------------------------------------------------------------------------------------------------------------------------
                             Georgetown County, SC, Environmental Improvement Rev., International
                             Paper, "A", 5.3%, 2028                                                       500,000       466,985
-------------------------------------------------------------------------------------------------------------------------------
                             Richland County, SC, Environmental Improvement Rev., International
                             Paper, "A", 6.1%, 2023                                                     1,000,000     1,044,900
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,284,809
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 1.5%               Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                 $510,000      $519,904
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority (Myrtle Beach
                             Convention), "B", MBIA, 5.125%, 2018 - 2020                                1,795,000     1,909,931
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,429,835
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         South Carolina Housing, Finance & Development Authority (Hunting Ridge
Revenue - 1.4%               Apartments), 6.75%, 2025                                                  $1,000,000    $1,026,560
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Housing, Finance & Development Authority (Runaway Bay
                             Apartments), 6.125%, 2015                                                  1,300,000     1,347,086
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,373,646
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      South Carolina Housing, Finance & Development Amt, "A-2", FSA,
State - 2.7%                 5.2%, 2035                                                                $1,000,000    $1,022,470
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Housing, Finance & Development Authority Rev., "A",
                             AMBAC, 4.85%, 2023                                                           935,000       933,813
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Housing, Finance & Development Authority Rev., "A-2",
                             FSA, 6%, 2020                                                                505,000       507,202
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Housing, Finance & Development Authority Rev., "A-2",
                             FSA, 5.35%, 2024                                                           2,000,000     2,051,760
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,515,245
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 6.4%              Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2019        $1,000,000    $1,074,230
-------------------------------------------------------------------------------------------------------------------------------
                             North Charleston, SC, Municipal Golf Course Mortgage Rev.,
                             5.5%, 2009(++)                                                             1,000,000     1,136,370
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., 5.75%, 2007(++)                          1,000,000     1,084,410
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., RITES, AMBAC,
                             8.8516%, 2013 - 2019+(+)                                                   2,675,000     3,520,619
-------------------------------------------------------------------------------------------------------------------------------
                             Richland County, SC, Certificates of Participation, FGIC, ETM,
                             0%, 2005 - 2006(++)                                                        2,320,000     2,285,119
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Water Resources Authority Rev. (Local Government
                             Program), "A", 7.25%, 2020                                                   685,000       688,083
-------------------------------------------------------------------------------------------------------------------------------
                             Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC,
                             5.125%, 2025                                                                 685,000       712,873
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,501,704
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.7%           Virgin Islands Public Finance Authority, FSA, 5.25%, 2021                 $1,000,000    $1,090,510
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%               South Carolina Tobacco Settlement Authority, 6.375%, 2028                 $1,000,000      $926,960
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special
Tax - 1.0%                   South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023     $500,000      $520,310
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Transportation Infrastructure Rev., "A", MBIA,
                             5.375%, 2018                                                               1,000,000     1,092,790
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,613,100
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 7.1%              Clemson University, University Rev., AMBAC, 6.25%, 2015                   $1,250,000    $1,439,213
-------------------------------------------------------------------------------------------------------------------------------
                             College Charleston, SC, Higher Education Facility Rev., "A", FGIC,
                             5.25%, 2028                                                                2,435,000     2,543,820
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Educational Facilities Authority (Furman University),
                             AMBAC, 5.375%, 2020                                                        1,245,000     1,360,324
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Educational Facilities Authority (Furman University),
                             AMBAC, 5.5%, 2030                                                          2,000,000     2,138,520
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Jobs & Economic Development Authority, Student Housing
                             Rev. (FMU Francis Marion University), "A", MBIA, 5%, 2034                  1,945,000     1,975,673
-------------------------------------------------------------------------------------------------------------------------------
                             University of South Carolina, University Rev., "A", FGIC, 5.625%, 2020     1,555,000     1,725,412
-------------------------------------------------------------------------------------------------------------------------------
                             University of South Carolina, University Rev., MBIA, 5.75%, 2026             515,000       550,298
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,733,260
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal        Camden, SC, Public Utility Rev., Refunding & Improvement, MBIA,
Owned - 10.6%                5.5%, 2017                                                                $1,500,000    $1,635,615
-------------------------------------------------------------------------------------------------------------------------------
                             Easley, SC, Utility Rev., FSA, 5.25%, 2019                                 1,315,000     1,444,002
-------------------------------------------------------------------------------------------------------------------------------
                             Easley, SC, Utility Rev., FSA, 5%, 2021 - 2027                             2,000,000     2,093,240
-------------------------------------------------------------------------------------------------------------------------------
                             Greenwood, SC, Combined Public Utility, Refunding & Improvement
                             Systems, MBIA, 5%, 2021 - 2023                                               475,000       499,801
-------------------------------------------------------------------------------------------------------------------------------
                             Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric &
                             Gas, AMBAC, 5.7%, 2024                                                     2,000,000     2,006,460
-------------------------------------------------------------------------------------------------------------------------------
                             Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                    2,600,000     3,243,994
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority, RITES, FSA, 8.5596%, 2015+(+)        1,000,000     1,179,010
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Public Service Authority, "A", AMBAC, 5%, 2034              2,000,000     2,037,400
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018               200,000       220,704
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Public Service Authority, "B", AMBAC, 5.5%, 2023            1,000,000     1,061,840
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Public Service Authority, "B", FGIC, 5.875%, 2023             500,000       533,200
-------------------------------------------------------------------------------------------------------------------------------
                             South Carolina Public Service Authority, "B", FSA, 5.125%, 2037            1,500,000     1,532,130
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,487,396
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 21.6%              Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                 $1,000,000    $1,020,000
-------------------------------------------------------------------------------------------------------------------------------
                             Anderson, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032               2,000,000     2,062,040
-------------------------------------------------------------------------------------------------------------------------------
                             Anderson, SC, Water & Sewer Systems Rev., MBIA, 5%, 2021                   1,690,000     1,794,729
-------------------------------------------------------------------------------------------------------------------------------
                             Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B",
                             5%, 2028                                                                   1,000,000     1,022,410
-------------------------------------------------------------------------------------------------------------------------------
                             Columbia, SC, Waterworks & Sewer Systems Rev., 0%, 2005 - 2006            11,575,000    11,319,252
-------------------------------------------------------------------------------------------------------------------------------
                             Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010(++)                2,000,000     2,310,040
-------------------------------------------------------------------------------------------------------------------------------
                             Greenville, SC, Stormwater Systems, FSA, 5%, 2022                            595,000       628,094
-------------------------------------------------------------------------------------------------------------------------------
                             Greenville, SC, Waterworks Rev., 5.25%, 2020                                 860,000       943,274
-------------------------------------------------------------------------------------------------------------------------------
                             Greenville, SC, Waterworks Rev., 5.5%, 2022                                1,000,000     1,072,650
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005(++)                    445,000       469,177
-------------------------------------------------------------------------------------------------------------------------------
                             Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A", FSA,
                             5.375%, 2023                                                                 500,000       539,900
-------------------------------------------------------------------------------------------------------------------------------
                             Spartanburg, SC, San Sewer District, Sewer Systems Rev., "B", MBIA,
                             5%, 2034                                                                   3,000,000     3,057,030
-------------------------------------------------------------------------------------------------------------------------------
                             Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030      1,000,000     1,051,790
-------------------------------------------------------------------------------------------------------------------------------
                             Spartanburg, SC, Waterworks Rev., FGIC, 6.05%, 2006(++)                    2,750,000     2,942,527
-------------------------------------------------------------------------------------------------------------------------------
                             Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007            4,000,000     3,785,000
-------------------------------------------------------------------------------------------------------------------------------
                             York County, SC, Water & Sewer Rev., Refunding & Capital Improvement,
                             MBIA, 5%, 2027                                                             1,490,000     1,535,549
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $35,553,462
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $148,108,313)                                                              $160,522,886
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
                             Bell County, TX, Health Facilities Development Corp. Rev. (Scott &
                             White Memorial Hospital), due 10/01/04                                      $200,000      $200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Bell County, TX, Health Facilities Development Corp. Rev. (Scott &
                             White Memorial Hospital), "B-1", due 10/01/04                                100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                             California Health Facilities Financing Authority Rev. (Adventist
                             Hospital), "B", due 10/01/04                                                 400,000       400,000
-------------------------------------------------------------------------------------------------------------------------------
                             Illinois Health Facilities Authority Rev. (University of Chicago
                             Hospital), due 10/01/04                                                    1,200,000     1,200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                             due 10/05/04                                                                 100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                             San Francisco, CA, City & County Financial Corp. Lease Rev., Moscone
                             Center Expansion, due 10/05/04                                               100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $2,100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $150,208,313)                                                                  $162,622,886
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                                                 2,193,746
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $164,816,632
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) TENNESSEE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port               Memphis-Shelby County, TN, Airport Authority Facilities Rev., AMBAC,
Revenue - 2.1%               6%, 2024                                                                  $1,165,000    $1,289,352
-------------------------------------------------------------------------------------------------------------------------------
                             Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA,
                             5.125%, 2021                                                               1,500,000     1,549,725
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,839,077
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -        Commonwealth of Puerto Rico, Prerefunded, Public Improvement, FSA,
General Purpose - 5.6%       5%, 2011(++)                                                              $1,230,000    $1,371,081
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA,
                             5%, 2024                                                                     770,000       802,063
-------------------------------------------------------------------------------------------------------------------------------
                             Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007(++)               2,000,000     2,204,720
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Commonwealth, 5.4%, 2006(++)                                   3,000,000     3,230,850
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,608,714
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 5.0%           Chattanooga, TN, Public Improvement, 5%, 2021                             $2,570,000    $2,689,017
-------------------------------------------------------------------------------------------------------------------------------
                             Knoxville, TN, Public Improvement, 5%, 2024                                  350,000       362,040
-------------------------------------------------------------------------------------------------------------------------------
                             Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2017               645,000       711,816
-------------------------------------------------------------------------------------------------------------------------------
                             State of Tennessee, FSA, 5%, 2018                                          1,000,000     1,070,910
-------------------------------------------------------------------------------------------------------------------------------
                             Williamson County, TN, Public Improvement, 5%, 2018                        1,760,000     1,886,016
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,719,799
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 17.2%              Fayette County, TN, School District, MBIA, 5.6%, 2008(++)                 $1,215,000    $1,344,141
-------------------------------------------------------------------------------------------------------------------------------
                             Gibson County, TN, School District, MBIA, 5.75%, 2009(++)                    455,000       516,797
-------------------------------------------------------------------------------------------------------------------------------
                             Gibson County, TN, School District, MBIA, 5.75%, 2016                        190,000       213,249
-------------------------------------------------------------------------------------------------------------------------------
                             Giles County, TN, School Improvement, FGIC, 5.75%, 2010(++)                1,980,000     2,262,664
-------------------------------------------------------------------------------------------------------------------------------
                             Greene County, TN, Rural School, FGIC, 5%, 2020 - 2021                     2,540,000     2,667,789
-------------------------------------------------------------------------------------------------------------------------------
                             Milan, TN, Special School District, MBIA, 5%, 2021                         1,000,000     1,047,250
-------------------------------------------------------------------------------------------------------------------------------
                             Roane County, TN, Rural School, FGIC, 5.6%, 2008(++)                       1,890,000     2,090,586
-------------------------------------------------------------------------------------------------------------------------------
                             Rutherford County, TN, School & Public Improvement, 5%, 2022               1,510,000     1,578,750
-------------------------------------------------------------------------------------------------------------------------------
                             Rutherford County, TN, School District, 5.875%, 2010(++)                   1,100,000     1,268,575
-------------------------------------------------------------------------------------------------------------------------------
                             Rutherford County, TN, School Improvement, 0%, 2007(++)                    1,500,000       898,200
-------------------------------------------------------------------------------------------------------------------------------
                             Rutherford County, TN, School Improvement, 5.875%, 2010(++)                2,000,000     2,306,500
-------------------------------------------------------------------------------------------------------------------------------
                             Rutherford County, TN, School Improvement, 5%, 2020                        1,000,000     1,048,990
-------------------------------------------------------------------------------------------------------------------------------
                             State of Tennessee, School Bond Authority (Higher Education
                             Facilities), FSA, 5%, 2017                                                 1,000,000     1,074,320
-------------------------------------------------------------------------------------------------------------------------------
                             State of Tennessee, School Bond Authority (Higher Education
                             Facilities), FSA, 5.25%, 2029                                              3,000,000     3,133,290
-------------------------------------------------------------------------------------------------------------------------------
                             Williamson County, TN, Rural School, 6.125%, 2010(++)                      1,575,000     1,828,244
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $23,279,345
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital),
Hospitals - 11.7%            AMBAC, 5%, 2018                                                           $1,000,000    $1,054,530
-------------------------------------------------------------------------------------------------------------------------------
                             Johnson City, TN, Health & Education Financing Authority Rev. (Johnson
                             City Medical Center Hospital), MBIA, 5.25%, 2016                           1,375,000     1,409,595
-------------------------------------------------------------------------------------------------------------------------------
                             Johnson City, TN, Health & Education Financing Authority Rev. (Johnson
                             City Medical Center Hospital), MBIA, ETM, 5%, 2018(++)                     1,500,000     1,571,070
-------------------------------------------------------------------------------------------------------------------------------
                             Knox County, TN, Health Educational Housing Facilities Board, Hospital
                             Facilities Rev. (Baptist Health Systems), 6.5%, 2031                         300,000       294,036
-------------------------------------------------------------------------------------------------------------------------------
                             Knox County, TN, Health, Education & Housing Facilities Board Rev.
                             (Catholic Healthcare Partners), 5.25%, 2030                                1,000,000     1,026,310
-------------------------------------------------------------------------------------------------------------------------------
                             Knox County, TN, Health, Education & Housing Facilities Board Rev.
                             (East Tennessee Children's Hospital), 5.75%, 2033                            450,000       458,370
-------------------------------------------------------------------------------------------------------------------------------
                             Knox County, TN, Health, Education & Housing Facilities Board Rev.
                             (Fort Sanders), MBIA, 5.75%, 2014                                          3,250,000     3,779,685
-------------------------------------------------------------------------------------------------------------------------------
                             Knox County, TN, Health, Education & Housing Facilities Board Rev.,
                             FSA, 5%, 2022                                                              1,000,000     1,042,580
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Government of Nashville & Davidson County, TN, Health,
                             Educational & Housing Facilities Board Rev. (Adventist Health System),
                             5.25%, 2020                                                                1,000,000     1,027,680
-------------------------------------------------------------------------------------------------------------------------------
                             Shelby County, TN, Health Educational & Housing Facilities Board Rev.
                             (St. Judes Children's Research), 5.5%, 2020                                1,750,000     1,840,125
-------------------------------------------------------------------------------------------------------------------------------
                             Shelby County, TN, Health Educational & Housing Facilities Hospital
                             Rev., Prerefunded (Methodist Healthcare), ETM, 6.5%, 2021(++)                375,000       449,903
-------------------------------------------------------------------------------------------------------------------------------
                             Shelby County, TN, Health Educational & Housing Facilities Hospital
                             Rev., Unrefunded (Methodist Healthcare), 6.5%, 2021                          625,000       761,688
-------------------------------------------------------------------------------------------------------------------------------
                             Springfield, TN, Health & Higher Educational Facilities Hospital Rev.
                             (Northcrest Medical Center), 5.25%, 2013                                   1,000,000     1,021,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,736,872
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Shelby County, TN, Health Educational Rev. (Germantown Village),
Term Care - 0.6%             7.25%, 2034                                                                 $500,000      $513,835
-------------------------------------------------------------------------------------------------------------------------------
                             Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.),
                             7.4%, 2011                                                                   270,000       300,931
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $814,766
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 2.4%                 Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017            $1,000,000    $1,044,890
-------------------------------------------------------------------------------------------------------------------------------
                             Humphreys County, TN, Industrial Rev. (Board Inland Container Corp.),
                             6.7%, 2024                                                                 1,750,000     1,791,878
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                             320,000       337,267
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,174,035
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         McMinn County, TN, Industrial Development Board, Pollution Control Rev.
Paper - 0.7%                 (Bowater, Inc.), 7.625%, 2016                                             $1,000,000    $1,001,670
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Bristol, TN, Industrial Development Authority Rev. (Kmart Corp.),
Retail - 0.6%                7.5%, 2004(++)                                                              $795,000      $820,456
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 2.8%               Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028     $2,000,000    $2,064,840
-------------------------------------------------------------------------------------------------------------------------------
                             Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029       1,665,000     1,762,386
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,827,226
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow
Revenue - 3.4%               Creek), GNMA, 6.125%, 2019                                                  $455,000      $486,632
-------------------------------------------------------------------------------------------------------------------------------
                             Franklin, TN, Industrial Development Rev. (Landings Apartments), FSA,
                             6%, 2026                                                                   1,000,000     1,040,120
-------------------------------------------------------------------------------------------------------------------------------
                             Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point
                             Apartments), MBIA, 5.85%, 2020                                             1,000,000     1,048,480
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Government of Nashville & Davidson County, TN, Health &
                             Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA,
                             6%, 2023                                                                     500,000       523,195
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Government of Nashville & Davidson County, TN, Health,
                             Educational & Housing Facilities Board Rev. (Herman Street), FHA,
                             7.25%, 2032                                                                  495,000       498,574
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Housing Finance Authority, 5%, 2020                            1,000,000     1,050,140
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,647,141
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 10.4%                Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023         $1,500,000    $1,549,875
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034         2,000,000     2,060,320
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program,
                             5.45%, 2014                                                                2,535,000     2,642,408
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program,
                             4.45%, 2017                                                                1,305,000     1,303,675
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program,
                             4.55%, 2018                                                                1,265,000     1,265,823
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program,
                             6%, 2020                                                                     535,000       555,624
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program,
                             5.05%, 2027                                                                  990,000     1,000,662
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program,
                             5.25%, 2034                                                                1,500,000     1,595,085
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program, FSA,
                             5.4%, 2032                                                                   900,000       915,669
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program, FSA,
                             4.15%, 2033                                                                  835,000       851,450
-------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Housing Development Agency Rev., Homeownership Program, MBIA,
                             6.125%, 2020                                                                 315,000       327,024
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,067,615
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 4.0%              Chattanooga,TN, Industrial Development Board, AMBAC, 5.75%, 2018          $1,000,000    $1,130,900
-------------------------------------------------------------------------------------------------------------------------------
                             Knoxville, TN, Community Development Corp., 5%, 2024                       1,000,000     1,029,000
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., 5.75%, 2007(++)                          2,000,000     2,168,820
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., 5.5%, 2021                               1,000,000     1,131,850
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,460,570
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.6%           Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018             $730,000      $757,762
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%               Guam Economic Development Authority, Tobacco Settlement, Asset Backed,
                             "B", 5.5%, 2041                                                             $350,000      $310,583
-------------------------------------------------------------------------------------------------------------------------------
                             Tobacco Settlement Financing Corp., 5%, 2031                                 750,000       634,155
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $944,738
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Metropolitan Government of Nashville & Davidson County, TN, Health,
Colleges - 4.4%              Educational & Housing Facilities Board Rev. (McKendree Village, Inc.),
                             5.125%, 2020                                                              $1,000,000    $1,035,290
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Government of Nashville & Davidson County, TN, Health,
                             Educational & Housing Facilities Board Rev. (Meharry Medical College),
                             AMBAC, 5%, 2024                                                            3,750,000     3,850,013
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Government of Nashville & Davidson County, TN, Health,
                             Educational & Housing Facilities Board Rev. (Vanderbilt University),
                             5%, 2019                                                                   1,000,000     1,057,160
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,942,463
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 11.0%                Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                      $1,000,000    $1,035,840
-------------------------------------------------------------------------------------------------------------------------------
                             Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009(++)                    1,255,000     1,415,640
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Government of Nashville & Davidson County, TN, Electrical
                             Rev., 5.125%, 2021                                                         1,500,000     1,595,250
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Government of Nashville & Davidson County, TN, Electrical
                             Rev., "A", AMBAC, 5%, 2029                                                 1,500,000     1,534,860
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Government of Nashville & Davidson County, TN, Electrical
                             Rev., MBIA, 0%, 2012                                                       3,305,000     2,471,975
-------------------------------------------------------------------------------------------------------------------------------
                             West Knox County Utility District, Ref & Improvement (Hallsdale-
                             Powell), "A", FGIC, 5%, 2024                                               1,500,000     1,558,065
-------------------------------------------------------------------------------------------------------------------------------
                             West Knox County Utility District, TN, Water & Sewer Rev. (Hallsdale-
                             Powell), FGIC, 5%, 2027                                                    3,000,000     3,075,540
-------------------------------------------------------------------------------------------------------------------------------
                             West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030       2,000,000     2,097,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,784,990
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 14.3%              Clarksville, TN, Water, Sewer & Gas Rev., FSA, 5%, 2022                     $445,000      $463,503
-------------------------------------------------------------------------------------------------------------------------------
                             Harpeth Valley, TN, Utilities Improvements Rev., MBIA, 5.05%, 2020         1,925,000     2,023,637
-------------------------------------------------------------------------------------------------------------------------------
                             Hendersonville, TN, Utilities Improvement Rev., FGIC, 5.5%, 2010(++)       1,125,000     1,271,801
-------------------------------------------------------------------------------------------------------------------------------
                             Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                       2,750,000     2,875,538
-------------------------------------------------------------------------------------------------------------------------------
                             Memphis, TN, Sewage Systems Rev., 5.75%, 2016 - 2020                       2,520,000     2,793,040
-------------------------------------------------------------------------------------------------------------------------------
                             Rutherford County, TN, Water Rev., MBIA, 5%, 2027                            770,000       801,462
-------------------------------------------------------------------------------------------------------------------------------
                             West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM,
                             0%, 2004 - 2007(++)                                                        5,760,000     5,531,232
-------------------------------------------------------------------------------------------------------------------------------
                             White House Utility District, TN, Water & Sewer Rev. (Robertson &
                             Sumner Counties Waterworks), FSA, 6%, 2010(++)                             1,000,000     1,152,770
-------------------------------------------------------------------------------------------------------------------------------
                             White House Utility District, TN, Water & Sewer Rev. (Robertson &
                             Sumner Counties Waterworks), FSA, 5%, 2021 - 2032                          2,300,000     2,365,495
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $19,278,478
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $122,818,877)                                                              $131,705,717
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
                             Sevier County, TN, Public Building Authority, due 10/01/04                  $200,000      $200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Sevier County, TN, Public Building Authority, due 10/06/04                   895,000       895,000
-------------------------------------------------------------------------------------------------------------------------------
                             Sevier County, TN, Public Building Authority, due 10/06/04                   500,000       500,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $1,595,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $124,413,877)                                                                  $133,300,717
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                                                 1,823,170
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $135,123,887
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port               Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC,
Revenue - 7.3%               5.125%, 2024                                                              $1,000,000    $1,031,090
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC,
                             5%, 2025                                                                     705,000       715,342
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016       2,465,000     2,595,074
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020     11,000,000    11,549,230
-------------------------------------------------------------------------------------------------------------------------------
                             Metropolitan Washington, DC, Airport Authority Rev., "B", MBIA,
                             5%, 2018                                                                   2,000,000     2,070,660
-------------------------------------------------------------------------------------------------------------------------------
                             Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017               1,755,000     1,931,009
-------------------------------------------------------------------------------------------------------------------------------
                             Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                   3,000,000     3,101,820
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                720,000       734,162
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $23,728,387
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 1.0%       Bristol, VA, MBIA, 5.3%, 2018                                             $1,250,000    $1,356,213
-------------------------------------------------------------------------------------------------------------------------------
                             Lebanon, VA, 6.375%, 2006(++)                                              1,625,000     1,784,185
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,140,398
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 15.2%          Alexandria, VA, Public Improvement, 5.5%, 2018                            $2,980,000    $3,318,945
-------------------------------------------------------------------------------------------------------------------------------
                             Chesterfield County, VA, 6%, 2010(++)                                      1,900,000     2,192,258
-------------------------------------------------------------------------------------------------------------------------------
                             Chesterfield County, VA, 5%, 2020                                          2,015,000     2,132,434
-------------------------------------------------------------------------------------------------------------------------------
                             Hampton, VA, Public Improvement, 6%, 2018 - 2019                           6,760,000     7,782,966
-------------------------------------------------------------------------------------------------------------------------------
                             Loudoun County, VA, Public Improvement, "B", 5.375%, 2016                  2,650,000     2,928,330
-------------------------------------------------------------------------------------------------------------------------------
                             Lynchburg, VA, Public Improvement, 5.6%, 2020                              1,765,000     1,956,308
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Municipal Finance Agency, RITES, FSA, 10.1651%, 2016+(+)       1,105,000     1,437,318
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Municipal Finance Agency, RITES, FSA, 9.1574%, 2017+(+)          615,000       750,029
-------------------------------------------------------------------------------------------------------------------------------
                             Richmond, VA, 0%, 2006 - 2008                                              5,500,000     5,248,040
-------------------------------------------------------------------------------------------------------------------------------
                             Richmond, VA, "A", FSA, 5.125%, 2024                                       5,000,000     5,209,900
-------------------------------------------------------------------------------------------------------------------------------
                             Richmond, VA, "B", 0%, 2007 - 2009                                        15,725,000    14,354,639
-------------------------------------------------------------------------------------------------------------------------------
                             Suffolk, VA, Public Improvement, 5.5%, 2020                                1,880,000     2,059,728
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $49,370,895
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 1.0%               Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2021             $3,075,000    $3,378,441
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -         Albemarle County, VA, Industrial Development Authority, Hospital Rev.
Hospitals - 14.5%            (Martha Jefferson Hospital), 5.25%, 2023                                  $3,000,000    $3,043,170
-------------------------------------------------------------------------------------------------------------------------------
                             Arlington County, VA, Industrial Development Authority Rev. (Virginia,
                             Hospital Center Arlington Health Systems), 5.25%, 2021                     2,600,000     2,681,146
-------------------------------------------------------------------------------------------------------------------------------
                             Augusta County, VA, Industrial Development Authority Rev., Augusta
                             Health Care, Inc., 5.25%, 2020                                             1,325,000     1,435,306
-------------------------------------------------------------------------------------------------------------------------------
                             Fredericksburg, VA, Industrial Development Rev. (Medicorp Health
                             Systems), "B", 5.125%, 2033                                                  750,000       757,800
-------------------------------------------------------------------------------------------------------------------------------
                             Fredericksburg, VA, Industrial Development Rev. (Medicorp Health
                             Systems), AMBAC, 5.25%, 2023                                              11,000,000    11,466,950
-------------------------------------------------------------------------------------------------------------------------------
                             Henrico County, VA, Economic Development Authority Rev. (Bon Secours
                             Health Systems, Inc.), "A", 5.6%, 2030                                     2,000,000     2,077,940
-------------------------------------------------------------------------------------------------------------------------------
                             Henrico County, VA, Industrial Development Authority Rev. (Bon Secours
                             Health Systems, Inc.), MBIA, 6.25%, 2020                                   1,500,000     1,863,405
-------------------------------------------------------------------------------------------------------------------------------
                             Loudoun County, VA, Industrial Development Authority, Hospital Rev.
                             (Loudoun Hospital Center), "A", 6.1%, 2032                                 1,000,000     1,044,600
-------------------------------------------------------------------------------------------------------------------------------
                             Lynchburg, VA, Industrial Development Authority Rev., 5.2%, 2018           1,000,000     1,030,380
-------------------------------------------------------------------------------------------------------------------------------
                             Medical College of Virginia, Hospital Authority Rev., MBIA,
                             5.125%, 2018                                                               3,000,000     3,167,670
-------------------------------------------------------------------------------------------------------------------------------
                             Peninsula Ports Authority Rev. (Whittaker Memorial), FHA, 8.7%, 2023       2,060,000     2,512,376
-------------------------------------------------------------------------------------------------------------------------------
                             Peninsula Ports Authority, VA, Health Care Rev. (Riverside Health
                             System), 5%, 2018                                                          3,580,000     3,690,085
-------------------------------------------------------------------------------------------------------------------------------
                             Prince William County, VA, Industrial Development Authority, Hospital
                             Rev. (Potomac Hospital Corp.), 5.2%, 2026                                  1,000,000     1,020,590
-------------------------------------------------------------------------------------------------------------------------------
                             Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke
                             Memorial Hospital), "B", MBIA, 6.125%, 2017                                6,000,000     7,288,560
-------------------------------------------------------------------------------------------------------------------------------
                             Winchester, VA, Industrial Development Authority Rev. (Winchester
                             Medical Center), RIBS, AMBAC, 11.436%, 2014(+)                             3,900,000     4,270,032
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $47,350,010
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Henrico County, VA, Economic Development Authority, Residential Care
Term Care - 0.2%             Facilities (United Methodist Homes), "A", 6.7%, 2027                        $750,000      $766,958
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental                Charles City County, VA, Industrial Development Authority, Solid Waste
Services - 1.0%              Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027              $1,500,000    $1,669,635
-------------------------------------------------------------------------------------------------------------------------------
                             Henrico County, VA, Industrial Development Authority Rev. (Browning
                             Ferris, Inc.), 5.45%, 2014                                                 1,750,000     1,635,463
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,305,098
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Loudoun County, VA, Industrial Development Authority Rev. (Dulles
Other - 1.2%                 Airport Marriot Hotel), 7.125%, 2015                                      $2,000,000    $2,016,820
-------------------------------------------------------------------------------------------------------------------------------
                             Peninsula Ports Authority, Virginia Coal (Dominion Terminal
                             Associates), 6%, 2033                                                      1,000,000     1,050,420
-------------------------------------------------------------------------------------------------------------------------------
                             Virgin Islands Public Finance Authority, Refinery Facilities Rev.
                             (Hovensa Refinery), 5.875%, 2022                                             750,000       790,470
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,857,710
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Bedford County, VA, Industrial Development Authority Rev. (Nekooska
Paper - 3.3%                 Packaging Corp.), 5.6%, 2025                                              $1,000,000      $969,070
-------------------------------------------------------------------------------------------------------------------------------
                             Hopewell, VA, Industrial Development Authority, Resources Recovery Rev.
                             (Stone Container Corp.), 8.25%, 2016                                       1,250,000     1,269,088
-------------------------------------------------------------------------------------------------------------------------------
                             Isle Wight County, VA, Industrial Development Authority, Solid Waste
                             Disposal Facilities Rev. (Union Camp Corp.), 6.55%, 2024                   4,000,000     4,092,840
-------------------------------------------------------------------------------------------------------------------------------
                             Isle Wight County, VA, Industrial Development Authority, Solid Waste
                             Disposal Facilities Rev. (Union Camp Corp.), 6.1%, 2027                    2,750,000     2,823,508
-------------------------------------------------------------------------------------------------------------------------------
                             West Point, VA, Industrial Development Authority, Solid Waste Disposal
                             Rev. (Chesapeake Corp.), "A", 6.375%, 2019                                 1,750,000     1,659,385
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,813,891
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -      Rockbridge County, VA, Industrial Development Authority Rev. (Virginia
Other - 0.2%                 Horse Center), 6.85%, 2021                                                  $500,000      $471,575
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing         Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
Revenue - 4.9%               (Jefferson Village Apartments), "B", 9%, 2018                             $3,740,000    $3,737,644
-------------------------------------------------------------------------------------------------------------------------------
                             Arlington County, VA, Industrial Development Authority Rev. (Colonial
                             Village), FNMA, 5.15%, 2031                                                3,000,000     3,107,640
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Housing Development Authority Rev., "B", 5.95%, 2016              1,905,000     1,991,963
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Housing Development Authority Rev., "G", 5.625%, 2020             2,000,000     2,088,160
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Housing Development Authority Rev., "I", 5.15%, 2017              3,000,000     3,088,590
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Housing Development Authority Rev., "Z", 4.85%, 2033              2,000,000     2,020,160
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,034,157
-------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%               Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                         $1,630,000    $1,715,021
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 23.9%             Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                 $1,830,000    $1,930,046
-------------------------------------------------------------------------------------------------------------------------------
                             Caroline County, VA, Industrial Development Authority, Lease Rev.,
                             AMBAC, 5.125%, 2034                                                        1,000,000     1,029,110
-------------------------------------------------------------------------------------------------------------------------------
                             Chesapeake, VA, Industrial Development Authority (Chesapeake Court
                             House), MBIA, 6.25%, 2011                                                  3,985,000     4,456,505
-------------------------------------------------------------------------------------------------------------------------------
                             Chesapeake, VA, Industrial Development Authority (Chesapeake Court
                             House), MBIA, 5.25%, 2017                                                  2,000,000     2,180,020
-------------------------------------------------------------------------------------------------------------------------------
                             Chesterfield County, VA, Industrial Development Authority, Public
                             Facilities Lease Rev., 7.5%, 2008                                          1,450,000     1,453,335
-------------------------------------------------------------------------------------------------------------------------------
                             Fairfax County, VA, Certificates of Participation, 6.1%, 2017              3,090,000     3,636,528
-------------------------------------------------------------------------------------------------------------------------------
                             Fairfax County, VA, Economic Development (Laurel Hill Public
                             Facilities), 5%, 2023                                                      1,690,000     1,780,466
-------------------------------------------------------------------------------------------------------------------------------
                             Fairfax County, VA, Economic Development Authority (Vienna II
                             Metrorail), 6%, 2017                                                       1,750,000     2,014,968
-------------------------------------------------------------------------------------------------------------------------------
                             Fairfax County, VA, Economic Development Authority Rev. (U.S. Route
                             28), MBIA, 5%, 2029                                                        1,000,000     1,026,900
-------------------------------------------------------------------------------------------------------------------------------
                             Fairfax County, VA, Economic Development Authority, Parking Rev.
                             (Vienna II Metrorail), 6%, 2016                                            1,650,000     1,901,460
-------------------------------------------------------------------------------------------------------------------------------
                             Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott & Gum
                             Springs Community Centers), 5.5%, 2017                                     2,225,000     2,304,566
-------------------------------------------------------------------------------------------------------------------------------
                             Henrico County, VA, Industrial Development Authority, Public Lease
                             Rev., 6.5%, 2005(++)                                                       5,000,000     5,301,300
-------------------------------------------------------------------------------------------------------------------------------
                             Middlesex County, VA, Industrial Development Authority Rev., AMBAC,
                             5.125%, 2027                                                               1,000,000     1,045,230
-------------------------------------------------------------------------------------------------------------------------------
                             Middlesex County, VA, Industrial Development Authority Rev., AMBAC,
                             5.25%, 2032                                                                2,000,000     2,100,020
-------------------------------------------------------------------------------------------------------------------------------
                             Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2017        1,000,000     1,161,890
-------------------------------------------------------------------------------------------------------------------------------
                             Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2017        1,120,000     1,301,317
-------------------------------------------------------------------------------------------------------------------------------
                             New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019          6,405,000     6,770,149
-------------------------------------------------------------------------------------------------------------------------------
                             Orange County, VA, Industrial Development Authority (Orange County
                             Project), AMBAC, 5%, 2034                                                  1,000,000     1,018,850
-------------------------------------------------------------------------------------------------------------------------------
                             Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006(++)               2,500,000     2,719,425
-------------------------------------------------------------------------------------------------------------------------------
                             Powhatan County, VA, Economic Development Authority Lease Rev.
                             (Virginia Capital Projects), AMBAC, 5.25%, 2033                            1,000,000     1,049,140
-------------------------------------------------------------------------------------------------------------------------------
                             Prince William County, VA, Lease Partnerships, 5%, 2021                    1,500,000     1,580,940
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Finance Corp., RITES, AMBAC,
                             8.8516%, 2013 - 2016+(+)                                                   2,500,000     3,276,460
-------------------------------------------------------------------------------------------------------------------------------
                             Richmond, VA, Public Facilities, Certificates of Participation
                             (Megahertz Project), "A", AMBAC, 5%, 2022                                  1,600,000     1,672,192
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Biotechnology Research Park (Biotech Two), 5.25%, 2018            8,800,000     9,391,008
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Biotechnology Research Park Lease Rev. (Consolidated
                             Laboratories), 5%, 2021                                                    1,500,000     1,583,160
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia College Building Authority (21st Century College Program),
                             6%, 2018                                                                   2,000,000     2,266,980
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007               3,750,000     3,496,050
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                    1,070,000     1,181,505
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Resources Authority Rev., ROLS, 8.18%, 2021 - 2033+(+)            5,420,000     5,882,305
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017           1,360,000     1,451,256
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $77,963,081
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.5%           Greater Richmond Convention Center Authority, Hotel Tax Rev.
                             (Convention Center Expansion), 6.125%, 2020                               $3,500,000    $3,954,090
-------------------------------------------------------------------------------------------------------------------------------
                             Territory of Virgin Islands, Public Finance Authority Rev., "A",
                             5.625%, 2025                                                               1,000,000     1,031,290
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,985,380
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                     $470,000      $423,531
-------------------------------------------------------------------------------------------------------------------------------
                             Tobacco Settlement Financing Corp., 5%, 2021                                 610,000       564,232
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $987,763
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.6%            Chesapeake Bay, Bridge & Tunnel Commission, Virginia District Rev.,
                             FGIC, 0%, 2005                                                            $4,535,000    $4,477,632
-------------------------------------------------------------------------------------------------------------------------------
                             Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                     1,500,000       785,325
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,262,957
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
Tax - 2.1%                   "J", MBIA, 5%, 2029                                                       $1,210,000    $1,255,690
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Transportation Board Rev. (U.S. Route 58), "B", 5.125%, 2021      4,000,000     4,144,400
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Commonwealth Board Program (Oak Grove Connector), "A",
                             5.25%, 2022                                                                1,500,000     1,572,465
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,972,555
-------------------------------------------------------------------------------------------------------------------------------
Universities -               Danville, VA, Industrial Development Authority, Educational Facilities
Colleges - 2.0%              Rev. (Averett University), 6%, 2022                                         $500,000      $511,365
-------------------------------------------------------------------------------------------------------------------------------
                             Loudoun County, VA, Industrial Development Authority, University
                             Facilities Rev. (George Washington University), 6.25%, 2012                2,710,000     2,786,639
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia College Building Authority, Educational Facilities Rev.
                             (Washington & Lee University), MBIA, 5.25%, 2031                           1,000,000     1,095,520
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia College Building Authority, Educational Facilities Rev.
                             (Hampton University), 6%, 2020                                             1,000,000     1,130,340
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia College Building Authority, Educational Facilities Rev.
                             (Regent University), MBIA, 5.125%, 2031                                    1,000,000     1,026,210
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,550,074
-------------------------------------------------------------------------------------------------------------------------------
Utilities -                  Mecklenburg County, VA, Industrial Development Authority Rev. (UAE
Cogeneration - 0.9%          Mecklenburg, LP), 6.5%, 2017                                                $700,000      $718,480
-------------------------------------------------------------------------------------------------------------------------------
                             Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-
                             trade of Pittsylvania), 7.5%, 2014                                         2,000,000     2,060,140
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,778,620
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Chesapeake, VA, Industrial Development Authority Rev. (VEPCO),
Owned - 1.2%                 5.25%, 2008                                                                 $750,000      $778,268
-------------------------------------------------------------------------------------------------------------------------------
                             Halifax County, VA, Industrial Development Authority (Old Dominion
                             Electric Cooperative), AMBAC, 5.625%, 2028                                 3,000,000     3,168,870
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,947,138
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 5.3%                 Bristol VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016(++)                 $240,000      $286,613
-------------------------------------------------------------------------------------------------------------------------------
                             Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2015+(+)                 1,010,000     1,205,435
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., RITES, FSA,
                             9.6213%, 2017+(+)                                                          2,500,000     3,295,800
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., "X", 6%, 2005(++)               3,000,000     3,158,790
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., RITES, FSA,
                             9.3713%, 2019+(+)                                                          1,270,000     1,578,610
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Electric Power Authority Rev., RITES, FSA,
                             8.7213%, 2020+(+)                                                          1,250,000     1,500,725
-------------------------------------------------------------------------------------------------------------------------------
                             Richmond, VA, Public Utilities Rev., FSA, 5%, 2033 - 2035                  6,000,000     6,111,560
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,137,533
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 8.5%               Fairfax County, VA, Water Authority Rev., 5%, 2026 - 2032                 $8,000,000    $8,206,760
-------------------------------------------------------------------------------------------------------------------------------
                             Hanover County, VA, Water & Sewer Systems Rev., MBIA, 5.25%, 2026          2,000,000     2,078,340
-------------------------------------------------------------------------------------------------------------------------------
                             Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2019            2,000,000     2,207,940
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Aqueduct & Sewer Authority Rev., 9%, 2005(++)                  2,455,000     2,588,380
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009(++)           255,000       308,772
-------------------------------------------------------------------------------------------------------------------------------
                             Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                 1,450,000     1,514,003
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                   1,000,000     1,156,010
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional
                             Wastewater), 5.75%, 2021                                                   1,335,000     1,483,011
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Resources Authority, Clean Water Rev., 6%, 2017                   2,750,000     3,179,413
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Resources Authority, Clean Water Rev., 5.4%, 2018                 1,135,000     1,260,191
-------------------------------------------------------------------------------------------------------------------------------
                             Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%,
                             2019 - 2020                                                                3,290,000     3,648,082
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $27,630,902
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $294,796,014)                                                              $318,148,544
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
                             University Hospital), "A", 1.10%, due 10/07/04                              $600,000      $600,000
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
                             University Hospital), "D", 1.08%, due 10/07/04                             1,300,000     1,300,000
-------------------------------------------------------------------------------------------------------------------------------
                             Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
                             University Hospital), 1.07%, due 10/07/04                                    100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                             California Health Facilities Financing Authority Rev. (Adventist
                             Hospital), "B", due 10/01/04                                                 200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
                             Chicago, IL, Midway Airport Rev., Second Lien, "A", due 10/01/04             500,000       500,000
-------------------------------------------------------------------------------------------------------------------------------
                             Illinois Health Facilities Authority Rev. (University of Chicago
                             Hospital), due 10/01/04                                                      300,000       300,000
-------------------------------------------------------------------------------------------------------------------------------
                             Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                             due 10/01/04                                                                 150,000       150,000
-------------------------------------------------------------------------------------------------------------------------------
                             Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.),
                             due 10/01/04                                                                 100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
                             Pinellas County, FL, Health Facilities Authority Rev., Pooled Hospital
                             Loan Program, due 10/01/04                                                   200,000       200,000
-------------------------------------------------------------------------------------------------------------------------------
                             West Baton Rouge Parish, LA, Industrial District (Dow Chemical Co.),
                             "B", due 10/01/04                                                            100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $3,550,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $298,346,014)                                                                  $321,698,544
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                                                 4,082,247
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $325,780,791
-------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 9/30/04               MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%
-------------------------------------------------------------------------------------------------------------------------------
                             ISSUER                                                                    PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 16.1%      Charleston, WV, Public Improvements, 7.2%, 2009                           $1,140,000    $1,360,647
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023               1,500,000     1,579,680
-------------------------------------------------------------------------------------------------------------------------------
                             Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA,
                             9.6213%, 2019+(+)                                                          3,000,000     3,852,720
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Highway Improvements, FGIC, 5.625%, 2019           2,000,000     2,226,920
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Public Improvements, FGIC, 5%, 2021                4,000,000     4,170,040
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Sewer Improvements, FGIC, 5.5%, 2017               2,565,000     2,802,160
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Water Utility Improvements, FGIC, 5.25%, 2026      8,000,000     8,319,760
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $24,311,927
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.7%           Brooke County, WV, Board of Education, FGIC, 5%, 2016                     $1,390,000    $1,487,773
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico, Municipal Finance Agency, RITES, FSA, 9.1574%, 2017+(+)         900,000     1,097,604
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,585,377
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.5%               Jefferson County, WV, Board of Education, FGIC, 6.85%, 2009               $1,680,000    $1,995,504
-------------------------------------------------------------------------------------------------------------------------------
                             Monongalia County WV, Board of Education, MBIA, 5%, 2027                   2,350,000     2,411,100
-------------------------------------------------------------------------------------------------------------------------------
                             Monongalia County, WV, Board of Education, MBIA, ETM, 7%, 2005(++)           500,000       513,670
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Buildings Authority Rev., "B", ETM, 5.25%, 2007(++)     3,115,000     3,422,388
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,342,662
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 8.6%             Berkeley County, WV, Hospital Rev. (City Hospital, Inc.), 6.5%, 2022        $840,000      $840,445
-------------------------------------------------------------------------------------------------------------------------------
                             Kanawha County, WV, Building Commission Rev. (St. Francis Hospital),
                             ETM, 7.5%, 2007(++)                                                          110,000       119,523
-------------------------------------------------------------------------------------------------------------------------------
                             Ohio County, WV, County Commission Health System Rev. (Ohio Valley
                             Medical Center), 5.75%, 2013                                                 750,000       698,978
-------------------------------------------------------------------------------------------------------------------------------
                             Randolph County, WV, Community Health Systems Rev. (Davis Health
                             Systems, Inc.), FSA, 5.2%, 2021                                            1,000,000     1,067,290
-------------------------------------------------------------------------------------------------------------------------------
                             Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton
                             Hospital Medical Center), 6.375%, 2031                                       600,000       585,936
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Hospital Finance Authority, Hospital Rev. (Cabell
                             Huntington Hospital), AMBAC, 6.25%, 2019                                   5,000,000     5,109,750
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Hospital Finance Authority, Hospital Rev. (Charleston
                             Area Medical Center), ETM, 6.5%, 2023(++)                                  2,000,000     2,466,200
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont
                             General Hospital), 6.625%, 2019                                              300,000       298,866
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Hospital Finance Authority, Hospital Rev. (General
                             Division Medical Office Building), 7.25%, 2014                             1,770,000     1,793,966
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,980,954
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long    Harrison County, WV, Building Commission Rev. (Maplewood Retirement),
Term Care - 2.1%             AMBAC, 5.25%, 2021                                                        $2,625,000    $2,759,873
-------------------------------------------------------------------------------------------------------------------------------
                             Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises,
                             Inc.), 5.875%, 2007                                                          410,000       405,293
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,165,166
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.2%                 (Hovensa Refinery), 5.875%, 2022                                            $350,000      $368,886
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -         Braxton County, WV, Solid Waste Disposal Rev. (Weyerhaeuser Co.),
Paper - 1.4%                 6.5%, 2025                                                                $2,000,000    $2,065,060
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 0.7%               Huntington, WV, Housing Corp. Rev., FNMA, 7.5%, 2024                        $800,000      $801,368
-------------------------------------------------------------------------------------------------------------------------------
                             Webster County, WV, Housing Development Rev. (Circlebrook), FHA,
                             6.35%, 2008                                                                  215,000       217,685
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,019,053
-------------------------------------------------------------------------------------------------------------------------------
Parking - 0.9%               West Virginia Economic Development Authority, Auto Lease Rev. (Capitol
                             Parking Garage), AMBAC, 5.8%, 2020                                        $1,260,000    $1,417,248
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
Local - 1.0%                 Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                      $360,000      $361,555
-------------------------------------------------------------------------------------------------------------------------------
                             Kanawha County, WV, 0%, 2014(++)                                           1,920,000     1,168,742
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,530,297
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -      Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage
State - 1.9%                 Backed Securities, "A", 4.75%, 2023                                         $780,000      $781,599
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Housing Development Fund Rev., 5.25%, 2018         1,000,000     1,021,250
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Housing Development Fund Rev., 5.3%, 2023          1,000,000     1,017,550
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,820,399
-------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 23.0%             Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018   $1,740,000    $1,838,658
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Buildings Authority Rev. (State Office Building),
                             XCLA, 5.25%, 2025                                                          2,000,000     2,262,300
-------------------------------------------------------------------------------------------------------------------------------
                             Puerto Rico Public Buildings Authority, Rev., 5.25%, 2019                  2,000,000     2,217,080
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Building Commission, "A", RITES, AMBAC, 8.7926%, 2018+(+)    4,520,000     5,791,566
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Building Commission, "B", RITES, AMBAC, 8.7926%, 2018+(+)    1,250,000     1,601,650
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Building Commission, Lease Rev., MBIA, ETM,
                             0%, 2007 - 2009(++)                                                        7,200,000     6,597,238
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Economic Development Authority (Correctional Juvenile &
                             Public), 5%, 2020                                                          1,000,000     1,047,720
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Economic Development Authority (Correctional Juvenile &
                             Public), MBIA, 5.5%, 2013                                                  1,000,000     1,144,740
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Economic Development Authority (Correctional Juvenile &
                             Public), MBIA, 5%, 2026                                                    2,100,000     2,150,631
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Economic Development Authority State Office Building,
                             "B", MBIA, 5.25%, 2030                                                     1,355,000     1,413,699
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Economic Development Authority, Auto Lease Rev.,
                             5.2%, 2033                                                                 1,000,000     1,001,130
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Economic Development Authority, Department of
                             Enviromental Protection, 5.5%, 2022                                        2,000,000     2,209,740
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Economic Development Authority, Lease Rev. (State Office
                             Building), "B", MBIA, 5.25%, 2025                                            645,000       682,384
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Hospital Finance Authority, Hospital Rev. (Veterans
                             Nursing Home), 5.5%, 2034                                                  1,000,000     1,001,090
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia
                             University Hospital), AMBAC, 5%, 2018                                      1,000,000     1,037,410
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia School Building Authority, Miscellaneous Tax Rev., FSA,
                             5.25%, 2021                                                                2,550,000     2,760,503
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $34,757,539
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.3%           Territory of Virgin Islands, Public Finance Authority Rev., "A",
                             5.625%, 2025                                                                $500,000      $515,645
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%               Childrens Trust Fund, Settlement Rev., PR, 5.375%, 2033                     $705,000      $635,297
-------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 4.7%            West Virginia Parkways, Economic Development & Tourism Authority, Rev.,
                             FGIC, ETM, 0%, 2007(++)                                                   $2,000,000    $1,875,520
-------------------------------------------------------------------------------------------------------------------------------
                             West Viriginia Parkways, Economic Development & Tourism Authority,
                             Rev., FGIC, ETM, 0%, 2005 - 2008(++)                                       5,360,000     5,194,658
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,070,178
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special     Commonwealth of Puerto Rico, Highway & Transportation Authority Rev.,
Tax - 1.2%                   "J", MBIA, 5%, 2029                                                       $1,820,000    $1,888,723
-------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -    Commonwealth of Puerto Rico, Industrial Tourist Education (University
15.7%                        Plaza), MBIA, 5%, 2021                                                    $1,270,000    $1,338,212
-------------------------------------------------------------------------------------------------------------------------------
                             Fairmont State College, West Virginia, College Rev., FGIC, 5.25%, 2022     5,130,000     5,487,715
-------------------------------------------------------------------------------------------------------------------------------
                             Fairmont State College, West Virginia, College Rev., FGIC, 5.375%, 2027    1,500,000     1,588,500
-------------------------------------------------------------------------------------------------------------------------------
                             Fairmont State College, West Virginia, College Rev., FGIC, 5%, 2032        2,250,000     2,291,400
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Department of Higher Education (Marshall
                             University), FGIC, 5.25%, 2019                                             1,680,000     1,805,194
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Department of Higher Education (Student Union
                             James C. Wilson College), 5.125%, 2022                                     1,500,000     1,583,835
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Department of Higher Education, "B", FGIC,
                             5%, 2029                                                                   1,000,000     1,023,040
-------------------------------------------------------------------------------------------------------------------------------
                             State of West Virginia, Department of Higher Education, MBIA, 5%, 2010     1,345,000     1,479,944
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia University, Dormatory Rev., AMBAC, 5%, 2022                  2,000,000     2,062,040
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia University, University Systems Rev. (Marshall
                             University), FGIC, 6%, 2020                                                2,705,000     3,108,721
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia University, University Systems Rev. (West Virginia
                             University), MBIA, 5.5%, 2020                                              1,700,000     1,970,895
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $23,739,496
-------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormatories - 0.3%           West Liberty State College, Capital Improvement, 6%, 2028                   $500,000      $521,265
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor         Mason County, WV, Pollution Control Rev. (Appalachian Power Co.),
Owned - 0.5%                 5.5%, 2022                                                                  $750,000      $761,663
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 11.3%              Clarksburg, WV, Water Rev., FGIC, 5.25%, 2019                             $2,725,000    $2,983,930
-------------------------------------------------------------------------------------------------------------------------------
                             Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                            200,000       224,210
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Water Development Authority Rev., ETM, 7.1%, 2009(++)          150,000       167,856
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020         1,000,000     1,144,810
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023         3,545,000     3,828,458
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Water Development Authority Rev., AMBAC, 5%, 2026            2,100,000     2,157,582
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Water Development Authority Rev., FSA, 6.2%, 2004(++)        3,000,000     3,070,830
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Water Development Authority Rev., FSA, 5.25%, 2035           2,000,000     2,062,320
-------------------------------------------------------------------------------------------------------------------------------
                             West Virginia Water Development Authority, Infrastructure Rev., FSA,
                             5.5%, 2018 - 2019                                                          1,285,000     1,416,651
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,056,647
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $136,663,530)                                                              $147,553,478
-------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
                             Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.), due
                             10/01/04                                                                    $500,000      $500,000
-------------------------------------------------------------------------------------------------------------------------------
                             Massachusetts Health & Higher Educational Facilities Authority Rev.,
                             Capital Assets Program, "D", due 10/01/04                                    600,000       600,000
-------------------------------------------------------------------------------------------------------------------------------
                             New York City, NY, Municipal Water & Sewer Finance Authority Rev., due
                             10/01/04                                                                     100,000       100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $1,200,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $137,863,530)                                                                  $148,753,478
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.7%                                                                                 2,646,222
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $151,399,700
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Footnotes:
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ** Interest received was less than stated coupon rate.
  ## SEC Rule 144A restriction.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM        -- Escrowed to maturity.

Insurers:                                                              Inverse Floaters:
-----------------------------------------------------------------------------------------------------------------------------
AMBAC      -- AMBAC Indemnity Corp.                           INFLOS -- Inverse Floating Security
ASST GTY   -- Asset Guaranty Insurance Co.                    RIBS   -- Residual Interest Bonds
CONNIE LEE -- Connie Lee Insurance Co.                        RITES  -- Residual Interest Tax-Exempt Security
FGIC       -- Financial Guaranty Insurance Co.                ROLS   -- Residual Options Longs
FHA        -- Federal Housing Administration
FNMA       -- Federal National Mortgage Assn.
FSA        -- Financial Security Assurance Inc.
GNMA       -- Government National Mortgage Assn.
MBIA       -- Municipal Bond Investors Corp.
XLCA       -- XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

                                                                     MISSISSIPPI        NEW YORK  NORTH CAROLINA    PENNSYLVANIA
At 9/30/04                                                                  FUND            FUND            FUND            FUND

ASSETS

Investments -

  Identified cost                                                    $88,451,125    $168,945,596    $337,621,035    $102,799,341
--------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation)                               5,312,850      15,658,669      27,833,380       6,143,516
--------------------------------------------------------------------------------------------------------------------------------
Total, at value                                                      $93,763,975    $184,604,265    $365,454,415    $108,942,857
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                      10,913          78,192          51,054          85,498
--------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                          125,609         135,132              --       1,494,647
--------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                          116,008         252,376         136,763          40,011
--------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                    1,404,329       2,768,683       5,515,448       1,786,351
--------------------------------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                            --              --              --           3,424
--------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                 505             969           2,823             263
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         $95,421,339    $187,839,617    $371,160,503    $112,353,051
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                   $184,258        $247,510        $442,534        $135,606
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                      2,033,780              --       4,066,990         493,946
--------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                        53,706         102,274         997,838          77,392
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements                 471,300         418,918         689,886         685,685
--------------------------------------------------------------------------------------------------------------------------------

Payable to affiliates -

  Management fee                                                             762           1,537           3,006             912
--------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                              4,711          17,825           3,455          11,752
--------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                             1,037           2,490           4,869          14,637
--------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                          12              24              48              18
--------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    49,223          89,249          97,584          54,877
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     $2,798,789        $879,827      $6,306,210      $1,474,825
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $92,622,550    $186,959,790    $364,854,293    $110,878,226
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                      $88,371,319    $172,036,932    $336,931,672    $106,370,411
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                  4,841,550      15,239,751      27,143,494       5,457,831
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on investments       (440,573)        302,723       1,803,193        (696,068)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income            (149,746)       (619,616)     (1,024,066)       (253,948)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $92,622,550    $186,959,790    $364,854,293    $110,878,226
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                                                     MISSISSIPPI        NEW YORK  NORTH CAROLINA    PENNSYLVANIA
                                                                            FUND            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                                8,093,658      11,199,942      23,657,270       6,588,062
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                                1,245,068       3,345,566       3,636,032       4,243,593
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --       1,809,581       2,654,274              --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                        9,338,726      16,355,089      29,947,576      10,831,655
--------------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                                              $80,260,613    $128,127,977    $288,286,195     $67,371,463
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                               12,361,937      38,160,383      44,247,611      43,506,763
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --      20,671,430      32,320,487              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $92,622,550    $186,959,790    $364,854,293    $110,878,226
--------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                     $9.92          $11.44          $12.19          $10.23
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)         $10.41          $12.01          $12.80          $10.74
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                     $9.93          $11.41          $12.17          $10.25
--------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       N/A          $11.42          $12.18             N/A
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities (unaudited) - continued

                                                                  SOUTH CAROLINA       TENNESSEE        VIRGINIA   WEST VIRGINIA
At 9/30/04                                                                  FUND            FUND            FUND            FUND

ASSETS

Investments -

  Identified cost                                                   $150,208,313    $124,413,877    $298,346,014    $137,863,530
--------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation)                              12,414,573       8,886,840      23,352,530      10,889,948
--------------------------------------------------------------------------------------------------------------------------------
Total, at value                                                     $162,622,886    $133,300,717    $321,698,544    $148,753,478
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                      79,892           9,230          61,603          40,857
--------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                          445,000       1,175,442              --       1,150,000
--------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                           33,632         154,828         139,450          56,086
--------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                    2,381,627       1,871,440       4,908,519       2,483,491
--------------------------------------------------------------------------------------------------------------------------------
Other assets                                                               1,168             837           2,694             962
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $165,564,205    $136,512,494    $326,810,810    $152,484,874
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                   $217,053        $174,509        $525,101        $182,440
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                             --         998,056              --              --
--------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                        82,193         109,424         178,990         188,601
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements                 374,658          25,921         178,034         630,560
--------------------------------------------------------------------------------------------------------------------------------

Payable to affiliates -

  Management fee                                                           1,355           1,109           2,681           1,248
--------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                              1,632             307          24,765           9,529
--------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                             2,171           1,692           3,744           1,731
--------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                          22              18              43              21
--------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    68,489          77,571         116,661          71,044
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       $747,573      $1,388,607      $1,030,019      $1,085,174
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $164,816,632    $135,123,887    $325,780,791    $151,399,700
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                     $154,268,902    $125,760,290    $306,740,590    $142,627,539
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                 12,039,915       8,860,919      23,174,496      10,259,388
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                   (1,417,240)        834,406      (3,259,742)     (1,155,763)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income             (74,945)       (331,728)       (874,553)       (331,464)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $164,816,632    $135,123,887    $325,780,791    $151,399,700
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                                                  SOUTH CAROLINA       TENNESSEE        VIRGINIA   WEST VIRGINIA
At 9/30/04                                                                  FUND            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                               10,568,954      10,357,188      25,041,855      11,635,203
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                                2,668,651       2,041,069       1,895,978       1,307,760
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --              --       1,084,149              --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       13,237,605      12,398,257      28,021,982      12,942,963
--------------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                                             $131,607,296    $112,891,712    $291,151,996    $136,108,860
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                               33,209,336      22,232,175      22,026,835      15,290,840
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --              --      12,601,960              --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $164,816,632    $135,123,887    $325,780,791    $151,399,700
--------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                    $12.45          $10.90          $11.63          $11.70
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)         $13.07          $11.44          $12.21          $12.28
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                    $12.44          $10.89          $11.62          $11.69
--------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       N/A             N/A          $11.62             N/A
--------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                     STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains or losses generated by fund operations.
                                                                  MISSISSIPPI         NEW YORK   NORTH CAROLINA     PENNSYLVANIA
                                                                         FUND             FUND             FUND             FUND

For six months ended 9/30/04

NET INVESTMENT INCOME

Interest income                                                    $2,486,088       $4,980,581       $9,830,077       $2,830,036
--------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                       $255,632         $514,302       $1,021,645         $313,813
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                  2,153            3,522            6,804            3,361
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                                            55,287          120,855          186,680           69,454
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                     --          159,101          511,015           34,359
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                 48,798          195,723          231,088          196,937
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                                     --          102,869          166,093               --
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                      3,947            7,942           15,808            4,862
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                          17,374           33,391           67,797           21,338
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                                3,313           14,677           18,744            6,520
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                                   146              385              469              393
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                          17,720           17,720           19,120           17,720
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                              4,119            3,320            4,609           11,811
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          18,085           30,034            9,606           14,936
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       $426,574       $1,203,841       $2,259,478         $695,504
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                     (686)            (802)          (1,462)            (522)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                          (116,436)        (234,260)        (465,383)        (179,790)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $309,452         $968,779       $1,792,633         $515,192
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $2,176,636       $4,011,802       $8,037,444       $2,314,844
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Realized gain (loss) (identified cost basis) -

Investment transactions                                             $(136,006)        $882,391       $2,011,504         $357,597
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                    (105,031)        (108,498)         (52,809)         (56,534)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             $(241,037)        $773,893       $1,958,695         $301,063
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                         $(809,758)     $(2,710,285)     $(6,404,120)     $(1,519,825)
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                     (12,058)         286,595          253,169         (101,619)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           $(821,816)     $(2,423,690)     $(6,150,951)     $(1,621,444)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(1,062,853)     $(1,649,797)     $(4,192,256)     $(1,320,381)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $1,113,783       $2,362,005       $3,845,188         $994,463
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations (unaudited) - continued

                                                               SOUTH CAROLINA        TENNESSEE         VIRGINIA    WEST VIRGINIA
                                                                         FUND             FUND             FUND             FUND

For six months ended 9/30/04

NET INVESTMENT INCOME

Interest income                                                    $4,519,877       $3,452,560       $9,032,987       $4,062,618
--------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                       $459,109         $375,926         $898,586         $420,234
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                  3,701            3,416            6,719            3,671
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                                            86,920           66,550          190,015           87,156
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                230,934          198,652          510,622          238,444
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                172,761          114,143          111,841           82,715
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                                     --               --           62,869               --
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                      7,079            5,810           13,881            6,485
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                          31,077           23,630           56,895           28,560
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                                6,514            6,228           20,634            8,195
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                                   702              150              511              204
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                          19,520           19,450           17,720           19,800
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                              5,244            7,248            5,506            4,374
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          12,476           38,021           10,618           20,176
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $1,036,037         $859,224       $1,906,417         $920,014
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                     (346)            (442)            (895)            (578)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                          (209,745)        (171,743)        (409,296)        (191,414)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $825,946         $687,039       $1,496,226         $728,022
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $3,693,931       $2,765,521       $7,536,761       $3,334,596
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Realized gain (loss) (identified cost basis) -

Investment transactions                                              $532,586         $381,562         $546,559         $102,418
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                     127,593          276,031          468,082          (67,198)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $660,179         $657,593       $1,014,641          $35,220
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                       $(3,069,203)     $(1,802,101)     $(4,611,278)     $(1,665,349)
--------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                      43,024          133,196          368,212         (249,345)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(3,026,179)     $(1,668,905)     $(4,243,066)     $(1,914,694)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(2,366,000)     $(1,011,312)     $(3,228,425)     $(1,879,474)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $1,327,931       $1,754,209       $4,308,336       $1,455,122
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                      STATEMENT OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                        MISSISSIPPI       NEW YORK NORTH CAROLINA   PENNSYLVANIA
                                                                               FUND           FUND           FUND           FUND

For the six months ended 9/30/04

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                    $2,176,636     $4,011,802     $8,037,444     $2,314,844
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    (241,037)       773,893      1,958,695        301,063
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                  (821,816)    (2,423,690)    (6,150,951)    (1,621,444)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $1,113,783     $2,362,005     $3,845,188       $994,463
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(1,918,730)   $(2,868,578)   $(6,376,987)   $(1,470,231)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (250,566)      (735,433)      (859,036)      (790,891)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --       (386,551)      (617,765)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(2,169,296)   $(3,990,562)   $(7,853,788)   $(2,261,122)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                         $4,458,113     $7,639,420     $9,497,160     $5,502,829
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          1,235,652      2,917,480      6,004,386      1,679,641
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                                (7,699,705)   (17,026,358)   (37,445,184)   (18,600,766)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(2,005,940)   $(6,469,458)  $(21,943,638)  $(11,418,296)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                 $29            $--         $2,620            $--
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                              $(3,061,424)   $(8,098,015)  $(25,949,618)  $(12,684,955)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   95,683,974    195,057,805    390,803,911    123,563,181
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                        $92,622,550   $186,959,790   $364,854,293   $110,878,226
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included
in net assets at end of period                                            $(149,746)     $(619,616)   $(1,024,066)     $(253,948)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets (unaudited) - continued

                                                                     SOUTH CAROLINA      TENNESSEE       VIRGINIA  WEST VIRGINIA
                                                                               FUND           FUND           FUND           FUND

For six months ended 9/30/04

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                    $3,693,931     $2,765,521     $7,536,761     $3,334,596
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     660,179        657,593      1,014,641         35,220
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                (3,026,179)    (1,668,905)    (4,243,066)    (1,914,694)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $1,327,931     $1,754,209     $4,308,336     $1,455,122
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(2,984,767)   $(2,308,511)   $(6,723,304)   $(2,931,274)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (669,098)      (390,150)      (442,757)      (302,162)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --       (248,882)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(3,653,865)   $(2,698,661)   $(7,414,943)   $(3,233,436)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                         $7,253,847     $6,303,417     $9,317,553     $3,220,306
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          2,704,333      1,868,119      4,899,658      2,477,924
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (17,543,700)   (15,399,179)   (23,450,129)   (10,863,228)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(7,585,520)   $(7,227,643)   $(9,232,918)   $(5,164,998)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                 $--            $--            $46            $--
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                              $(9,911,454)   $(8,172,095)  $(12,339,479)   $(6,943,312)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  174,728,086    143,295,982    338,120,270    158,343,012
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $164,816,632   $135,123,887   $325,780,791   $151,399,700
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included
in net assets at end of period                                             $(74,945)     $(331,728)     $(874,553)     $(331,464)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued
                                                                       MISSISSIPPI       NEW YORK   NORTH CAROLINA   PENNSYLVANIA
                                                                              FUND           FUND             FUND           FUND
For year ended 3/31/04

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                    $4,536,917     $8,118,946    $16,709,421     $4,676,356
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     250,984       (406,762)      (564,448)      (170,429)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                  (212,246)     1,101,692      2,584,639      1,295,688
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $4,575,655     $8,813,876    $18,729,612     $5,801,615
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(4,064,652)   $(5,975,204)  $(13,419,746)   $(3,030,603)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (520,819)    (1,566,640)    (2,043,344)    (1,629,792)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --       (682,101)    (1,263,628)            --
--------------------------------------------------------------------------------------------------------------------------------

From net realized gain on investments

  Class A                                                                        --             --       (280,664)            --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                        --             --        (49,717)            --
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --        (31,261)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(4,585,471)   $(8,223,945)  $(17,088,360)   $(4,660,395)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $10,655,498    $41,425,831    $37,294,299    $30,601,516
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          2,272,543      5,293,059     11,195,687      2,819,570
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (17,857,814)   (39,966,408)   (66,966,662)   (26,644,762)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(4,929,773)    $6,752,482   $(18,476,676)    $6,776,324
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                              $(4,939,589)    $7,342,413   $(16,835,424)    $7,917,544
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  100,623,563    187,715,392    407,639,335    115,645,637
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                        $95,683,974   $195,057,805   $390,803,911   $123,563,181
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                                   $(136,159)     $(599,596)   $(1,147,712)     $(288,620)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued

                                                                     SOUTH CAROLINA      TENNESSEE       VIRGINIA  WEST VIRGINIA
                                                                               FUND           FUND           FUND           FUND

For year ended 3/31/04

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                    $7,294,658     $5,758,424    $15,383,364     $6,683,101
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     (18,766)       289,274       (443,681)      (104,224)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                 1,270,567        461,119      3,861,843        808,352
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                     $8,546,459     $6,508,817    $18,801,526     $7,387,229
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(6,047,323)   $(4,946,524)  $(13,869,373)   $(5,969,940)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                (1,491,730)      (903,219)      (960,093)      (679,583)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --       (522,406)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(7,539,053)   $(5,849,743)  $(15,351,872)   $(6,649,523)
--------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $29,350,138    $15,937,341    $20,320,016    $14,857,638
--------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          4,689,230      3,214,136      8,573,893      4,326,299
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (27,765,798)   (19,879,059)   (40,615,202)   (20,585,229)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                        $6,273,570      $(727,582)  $(11,721,293)   $(1,401,292)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                               $7,280,976       $(68,508)   $(8,271,639)     $(663,586)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                  167,447,110    143,364,490    346,391,909    159,006,598
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $174,728,086   $143,295,982   $338,120,270   $158,343,012
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income included in net assets at end of period                             $(76,278)     $(395,581)     $(951,430)     $(394,194)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                         FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                         Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS A                                                  (unaudited)
Net asset value, beginning of period                        $10.02       $10.02        $9.61        $9.78        $9.37        $9.93

------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.24        $0.46        $0.46        $0.49        $0.50        $0.50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.11)        0.01         0.44        (0.16)        0.41        (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.13        $0.47        $0.90        $0.33        $0.91       $(0.06)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.23)      $(0.47)      $(0.49)      $(0.50)      $(0.50)      $(0.50)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $9.92       $10.02       $10.02        $9.61        $9.78        $9.37
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                           1.39++       4.77         9.48         3.45        10.02        (0.58)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    0.56+        0.62         0.64         0.65         0.65         0.66
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   4.80+        4.61         4.70         5.05         5.28         5.22
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              12           12           22            6           19           18
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $80,261      $82,507      $87,724      $76,004      $67,458      $66,173
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.22        $0.44        $0.44        $0.47        $0.48        $0.48
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    0.81+        0.82         0.84         0.85         0.85         0.84
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   4.55+        4.41         4.50         4.85         5.08         5.04
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to
       April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                          FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Six months                         Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS B                                                  (unaudited)

Net asset value, beginning of period                        $10.03       $10.04        $9.62        $9.79        $9.38        $9.94
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.20        $0.38        $0.38        $0.42        $0.43        $0.42
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.10)       (0.01)^      0.44        (0.17)        0.41        (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.10        $0.37        $0.82        $0.25        $0.84       $(0.14)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.20)      $(0.38)      $(0.40)      $(0.42)      $(0.43)      $(0.42)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $9.93       $10.03       $10.04        $9.62        $9.79        $9.38
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              1.00++       3.80         8.67         2.62         9.17        (1.37)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    1.34+        1.44         1.47         1.45         1.43         1.46
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   4.02+        3.79         3.86         4.23         4.50         4.41
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              12           12           22            6           19           18
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $12,362      $13,177      $12,900      $10,177      $10,986      $10,786
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.19        $0.36        $0.36        $0.40        $0.41        $0.40
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    1.59+        1.64         1.67         1.65         1.63         1.64
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.77+        3.59         3.66         4.03         4.30         4.23
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than 0.01%. Per share, ratios, and supplemental data for periods prior to
       April 1, 2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                              FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                   Six months                             Years ended 3/31
                                                      ended       ----------------------------------------------------------------
                                                     9/30/04        2004          2003          2002          2001          2000
CLASS A                                            (unaudited)

Net asset value, beginning of period                  $11.53        $11.49        $10.94        $11.14        $10.58        $11.27
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                               $0.26         $0.51         $0.52         $0.53         $0.55         $0.55
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                            (0.10)         0.04          0.56         (0.18)         0.57         (0.69)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.16         $0.55         $1.08         $0.35         $1.12        $(0.14)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                            $(0.25)       $(0.51)       $(0.53)       $(0.54)       $(0.55)       $(0.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                        --            --            --         (0.01)        (0.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.25)       $(0.51)       $(0.53)       $(0.55)       $(0.56)       $(0.55)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.44        $11.53        $11.49        $10.94        $11.14        $10.58
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     1.48++        4.90         10.05          3.16         10.75         (1.06)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                              0.80+         0.86          0.87          0.88          0.86          0.85
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.54+         4.39          4.56          4.80          5.10          5.14
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         9            13            17            18            35            38
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $128,128      $131,642      $132,843      $121,717      $125,917      $101,403
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                            $0.24         $0.48         $0.49         $0.51         $0.52         $0.53
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                              1.05+         1.06          1.07          1.08          1.06          1.03
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.29+         4.19          4.36          4.60          4.90          4.96
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                          FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                    Six months                             Years ended 3/31
                                                      ended       ----------------------------------------------------------------
                                                     9/30/04         2004          2003          2002          2001          2000
CLASS B                                            (unaudited)

Net asset value, beginning of period                  $11.49        $11.45        $10.93        $11.13        $10.58        $11.27
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                               $0.21         $0.42         $0.43         $0.45         $0.46         $0.47
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                            (0.08)         0.04          0.54         (0.19)         0.57         (0.69)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.13         $0.46         $0.97         $0.26         $1.03        $(0.22)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                            $(0.21)       $(0.42)       $(0.45)       $(0.45)       $(0.47)       $(0.47)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                        --            --            --         (0.01)        (0.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.21)       $(0.42)       $(0.45)       $(0.46)       $(0.48)       $(0.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.41        $11.49        $11.45        $10.93        $11.13        $10.58
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                        1.19++        4.12          8.96          2.39          9.94         (1.89)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                              1.55+         1.60          1.62          1.63          1.61          1.60
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             3.79+         3.62          3.80          4.05          4.33          4.38
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         9            13            17            18            35            38
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $38,160       $41,509       $40,867       $29,903       $25,928       $20,224
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                            $0.20         $0.39         $0.41         $0.43         $0.44         $0.45
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                              1.80+         1.80          1.82          1.83          1.81          1.78
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             3.54+         3.42          3.60          3.85          4.13          4.20
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                         FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Six months             Years ended 3/31
                                                                       ended       ---------------------------------   Period ended
                                                                      9/30/04         2004         2003         2002     3/31/01*
                                                                    (unaudited)

CLASS C

Net asset value, beginning of period                                   $11.51       $11.47       $10.93       $11.13       $10.91
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                                $0.21        $0.42        $0.43        $0.45        $0.14
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  (0.09)        0.04         0.56        (0.18)        0.23
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.12        $0.46        $0.99        $0.27        $0.37
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                             $(0.21)      $(0.42)      $(0.45)      $(0.46)      $(0.14)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                         --           --           --        (0.01)       (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.21)      $(0.42)      $(0.45)      $(0.47)      $(0.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $11.42       $11.51       $11.47       $10.93       $11.13
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                         1.10++       4.12         9.14         2.39         3.36++
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                               1.55+        1.60         1.62         1.63         1.61+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                              3.79+        3.63         3.81         4.05         4.20+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          9           13           17           18           35
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $20,671      $21,907      $14,005      $10,178       $8,578
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                             $0.20        $0.39        $0.41        $0.43        $0.14
------------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                               1.80+        1.80         1.82         1.83         1.81+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                              3.54+        3.43         3.61         3.85         4.00+
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
     * For the period from the inception of Class C shares, December 11, 2000, through March 31, 2001.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Six months                             Years ended 3/31
                                                       ended       ---------------------------------------------------------------
                                                      9/30/04         2004          2003          2002          2001          2000
CLASS A                                             (unaudited)

Net asset value, beginning of period                  $12.30        $12.24        $11.68        $11.89        $11.35        $12.14
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
Net investment income(S)                               $0.27         $0.53         $0.54         $0.57         $0.58         $0.59
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                            (0.12)         0.07          0.58         (0.21)         0.55         (0.80)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.15         $0.60         $1.12         $0.36         $1.13        $(0.21)
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                            $(0.26)       $(0.53)       $(0.56)       $(0.57)       $(0.58)       $(0.58)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                        --            --            --         (0.00)+++     (0.01)           --
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                     --         (0.01)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.26)       $(0.54)       $(0.56)       $(0.57)       $(0.59)       $(0.58)
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++        $--           $--           $--           $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.19        $12.30        $12.24        $11.68        $11.89        $11.35
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     1.29++        5.01          9.71          3.08         10.20         (1.67)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                              0.83+         0.92          0.91          0.92          0.91          0.91
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.46+         4.30          4.50          4.78          5.03          5.07
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         5             9            20            13            27             9
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $288,286      $305,185      $316,687      $303,250      $308,447      $310,624
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                            $0.25         $0.50         $0.52         $0.54         $0.56         $0.57
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                              1.08+         1.12          1.11          1.12          1.11          1.09
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.21+         4.10          4.30          4.58          4.83          4.89
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                 FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                         Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS B                                                  (unaudited)

Net asset value, beginning of period                        $12.29       $12.23       $11.67       $11.89       $11.35       $12.13
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.23        $0.45        $0.47        $0.48        $0.50        $0.51
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.13)        0.07         0.57        (0.20)        0.55        (0.78)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.10        $0.52        $1.04        $0.28        $1.05       $(0.27)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.22)      $(0.45)      $(0.48)      $(0.49)      $(0.50)      $(0.51)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                              --           --           --        (0.01)       (0.01)          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                           --        (0.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.22)      $(0.46)      $(0.48)      $(0.50)      $(0.51)      $(0.51)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.17       $12.29       $12.23       $11.67       $11.89       $11.35
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              0.88++       4.33         9.01         2.33         9.49        (2.22)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    1.48+        1.56         1.56         1.57         1.56         1.56
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.79+        3.64         3.85         4.07         4.37         4.42
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               5            9           20           13           27            9
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $44,248      $50,363      $59,116      $57,534      $60,449      $48,794
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.21        $0.42        $0.44        $0.46        $0.48        $0.49
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    1.73+        1.76         1.76         1.77         1.76         1.74
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.54+        3.44         3.65         3.87         4.17         4.24
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                       FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                         Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS C                                                  (unaudited)

Net asset value, beginning of period                        $12.29       $12.23       $11.67       $11.89       $11.35       $12.13
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.23        $0.45        $0.46        $0.48        $0.50        $0.51
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.12)        0.07         0.58        (0.20)        0.55        (0.78)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.11        $0.52        $1.04        $0.28        $1.05       $(0.27)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.22)      $(0.45)      $(0.48)      $(0.49)      $(0.50)      $(0.51)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                              --           --           --        (0.01)       (0.01)          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                           --        (0.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.22)      $(0.46)      $(0.48)      $(0.50)      $(0.51)      $(0.51)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.18       $12.29       $12.23       $11.67       $11.89       $11.35
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              0.97++       4.33         9.01         2.33         9.49        (2.22)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    1.49+        1.57         1.56         1.57         1.56         1.56
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.88+        3.67         3.84         4.07         4.37         4.42
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               5            9           20           13           27            9
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $32,320      $35,256      $31,836      $23,741      $19,099      $14,206
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.22        $0.43        $0.44        $0.46        $0.48        $0.49
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    1.74+        1.77         1.76         1.77         1.76         1.74
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.63+        3.47         3.64         3.87         4.17         4.24
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001, have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS, MFS(R) PENNSLYVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                         Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS A                                                  (unaudited)

Net asset value, beginning of period                        $10.31       $10.21        $9.73        $9.85        $9.36        $9.90
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.22        $0.42        $0.45        $0.48        $0.49        $0.50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.08)        0.10         0.51        (0.11)        0.49        (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.14        $0.52        $0.96        $0.37        $0.98       $(0.05)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.22)      $(0.42)      $(0.48)      $(0.49)      $(0.49)      $(0.49)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                              --           --           --        (0.00)+++       --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.22)      $(0.42)      $(0.48)      $(0.49)      $(0.49)      $(0.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.23       $10.31       $10.21        $9.73        $9.85        $9.36
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                           1.37++       5.12        10.12         3.85        10.85        (0.45)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    0.60+        0.64         0.48         0.36         0.37         0.38
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   4.38+        4.12         4.47         4.90         5.17         5.19
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               4           24           19           19           10           48
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $67,371      $75,083      $68,705      $47,661      $33,842      $25,494
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees in excess of 0.20% of average daily net assets. Prior to January 1,
    2003, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees such that "Other Expenses"
    did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's "Other Expenses" during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets.
    The investment adviser had agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. This agreement terminated on December 31, 2002. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to
    Tarantino LLC. To the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.20        $0.39        $0.40        $0.43        $0.44        $0.44
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    0.91+        0.94         0.96         0.89         0.93         0.91
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   4.07+        3.82         3.99         4.37         4.61         4.66
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charges had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) PENNSLYVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                         Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS B                                                  (unaudited)

Net asset value, beginning of period                        $10.34       $10.24        $9.75        $9.88        $9.38        $9.92
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.18        $0.34        $0.36        $0.40        $0.42        $0.42
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.09)        0.10         0.53        (0.12)        0.50        (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.09        $0.44        $0.89        $0.28        $0.92       $(0.13)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.18)      $(0.34)      $(0.40)      $(0.41)      $(0.42)      $(0.41)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                              --           --           --        (0.00)+++       --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.18)      $(0.34)      $(0.40)      $(0.41)      $(0.42)      $(0.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.25       $10.34       $10.24        $9.75        $9.88        $9.38
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              0.89++       4.38         9.21         2.86        10.06        (1.25)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    1.37+        1.44         1.30         1.20         1.17         1.19
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.60+        3.32         3.62         4.06         4.38         4.38
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               4           24           19           19           10           48
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $43,507      $48,480      $46,941      $28,286      $20,827      $17,496
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees in excess of 0.20% of average daily net assets. Prior to January 1,
    2003, MFS had contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees such that "Other Expenses"
    did not exceed 0.40% annually. This arrangement was effected by MFS bearing all of the fund's "Other Expenses" during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets.
    The investment adviser had agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. This agreement terminated on December 31, 2002. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to
    Tarantino LLC. To the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.17        $0.31        $0.32        $0.35        $0.36        $0.37
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    1.68+        1.74         1.78         1.73         1.73         1.72
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.29+        3.02         3.14         3.53         3.82         3.85
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                     FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                      Six months                           Years ended 3/31
                                                        ended       ---------------------------------------------------------------
                                                       9/30/04         2004          2003          2002          2001          2000
CLASS A                                              (unaudited)

Net asset value, beginning of period                  $12.61        $12.53        $12.00        $12.15        $11.58        $12.48
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                               $0.28         $0.55         $0.58         $0.60         $0.60         $0.58
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                            (0.16)         0.10          0.54         (0.16)         0.56         (0.86)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.12         $0.65         $1.12         $0.44         $1.16        $(0.28)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                            $(0.28)       $(0.57)       $(0.59)       $(0.59)       $(0.59)       $(0.58)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                     --            --            --            --            --         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments             --            --            --            --            --         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.28)       $(0.57)       $(0.59)       $(0.59)       $(0.59)       $(0.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.45        $12.61        $12.53        $12.00        $12.15        $11.58
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     0.99++        5.30          9.51          3.68         10.26         (2.27)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                              0.86+         0.94          0.95          0.94          0.96          0.94
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.57+         4.39          4.68          4.91          5.13          4.91
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         5            16            21            10            33            18
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $131,607      $137,911      $129,844      $121,438      $120,529      $121,064
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                            $0.27         $0.53         $0.55         $0.57         $0.58         $0.56
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                              1.11+         1.14          1.15          1.14          1.16          1.12
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.32+         4.19          4.48          4.71          4.93          4.73
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share, and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.03%. Per share, ratios, and supplemental data for periods prior to
       April 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charges had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                         Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS B                                                  (unaudited)

Net asset value, beginning of period                        $12.60       $12.52       $11.99       $12.14       $11.58       $12.47
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.24        $0.47        $0.50        $0.52        $0.52        $0.51
-----------------------------------------------------------------------------------------------------------------------------------
-----
Net realized and unrealized gain (loss) on investments       (0.16)        0.10         0.54        (0.16)        0.55        (0.86)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.08        $0.57        $1.04        $0.36        $1.07       $(0.35)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.24)      $(0.49)      $(0.51)      $(0.51)      $(0.51)      $(0.50)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                           --           --           --           --           --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                              --           --           --           --           --        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.24)      $(0.49)      $(0.51)      $(0.51)      $(0.51)      $(0.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.44       $12.60       $12.52       $11.99       $12.14       $11.58
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              0.66++       4.62         8.81         3.01         9.46        (2.82)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    1.51+        1.59         1.60         1.59         1.61         1.59
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.92+        3.74         4.03         4.25         4.47         4.26
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               5           16           21           10           33           18
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $33,209      $36,817      $37,603      $34,139      $33,302      $31,532
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.23        $0.45        $0.47        $0.49        $0.50        $0.48
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    1.76+        1.79         1.80         1.79         1.81         1.77
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.67+        3.54         3.83         4.05         4.27         4.08
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                   FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                   Six months                            Years ended 3/31
                                                     ended       ------------------------------------------------------------------
                                                    9/30/04         2004          2003          2002          2001          2000
CLASS A                                           (unaudited)

Net asset value, beginning of period               $10.96        $10.90        $10.43        $10.58        $10.11        $10.87
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                            $0.22         $0.45         $0.47         $0.49         $0.50         $0.50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                         (0.06)         0.06          0.49         (0.14)         0.47         (0.69)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.16         $0.51         $0.96         $0.35         $0.97        $(0.19)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                         $(0.22)       $(0.45)       $(0.49)       $(0.50)       $(0.50)       $(0.50)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                  --            --            --            --            --         (0.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                     --            --            --         (0.00)+++        --            --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments          --            --            --            --            --         (0.00)+++
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.22)       $(0.45)       $(0.49)       $(0.50)       $(0.50)       $(0.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.90        $10.96        $10.90        $10.43        $10.58        $10.11
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                  1.50++        4.80          9.34          3.36          9.87         (1.75)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                           0.90+         0.94          0.97          0.94          0.95          0.96
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          4.17+         4.08          4.35          4.66          4.87          4.80
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     10            19            16            12            19            20
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $112,892      $118,990      $115,819      $101,294       $99,097      $100,251
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                         $0.21         $0.42         $0.45         $0.47         $0.48         $0.48
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                           1.15+         1.14          1.17          1.14          1.15          1.14
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          3.92+         3.88          4.15          4.46          4.67          4.62
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain offset arrangements.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                        Six months                           Years ended 3/31
                                                          ended       -------------------------------------------------------------
                                                         9/30/04        2004         2003         2002         2001         2000
CLASS B                                                (unaudited)

Net asset value, beginning of period                     $10.95       $10.89       $10.42       $10.57       $10.10       $10.86
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                  $0.19        $0.38        $0.40        $0.42        $0.43        $0.43
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (0.07)        0.06         0.49        (0.14)        0.47        (0.69)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.12        $0.44        $0.89        $0.28        $0.90       $(0.26)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                               $(0.18)      $(0.38)      $(0.42)      $(0.43)      $(0.43)      $(0.43)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                        --           --           --           --           --        (0.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                           --           --           --        (0.00)+++       --           --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                --           --           --           --           --        (0.00)+++
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.18)      $(0.38)      $(0.42)      $(0.43)      $(0.43)      $(0.50)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.89       $10.95       $10.89       $10.42       $10.57       $10.10
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           1.17++       4.12         8.64         2.69         9.17        (2.39)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                 1.55+        1.59         1.62         1.59         1.60         1.61
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.51+        3.43         3.70         4.00         4.22         4.15
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           10           19           16           12           19           20
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $22,232      $24,306      $27,546      $26,183      $23,656      $21,321
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                               $0.18        $0.35        $0.38        $0.40        $0.41        $0.41
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                 1.80+        1.79         1.82         1.79         1.80         1.79
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                3.26+        3.23         3.50         3.80         4.02         3.97
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                           FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                     Six months                             Years ended 3/31
                                                        ended       ---------------------------------------------------------------
                                                       9/30/04         2004          2003          2002          2001          2000
CLASS A                                              (unaudited)

Net asset value, beginning of period                  $11.73        $11.61        $11.14        $11.36        $10.91        $11.60
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                               $0.27         $0.53         $0.53         $0.54         $0.56         $0.57
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                            (0.10)         0.12          0.47         (0.22)         0.45         (0.70)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.17         $0.65         $1.00         $0.32         $1.01        $(0.13)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                            $(0.27)       $(0.53)       $(0.53)       $(0.54)       $(0.56)       $(0.56)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                        --            --            --         (0.00)+++     (0.00)+++        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.27)       $(0.53)       $(0.53)       $(0.54)       $(0.56)       $(0.56)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++        $--           $--           $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.63        $11.73        $11.61        $11.14        $11.36        $10.91
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     1.46++        5.70          9.10          2.87          9.55         (1.09)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                              0.85+         0.93          0.93          0.92          0.91          0.91
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.68+         4.53          4.62          4.77          5.06          5.07
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         2            11            13            14            24            13
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $291,152      $301,218      $308,164      $299,088      $304,581      $311,934
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                            $0.26         $0.51         $0.51         $0.52         $0.54         $0.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                              1.10+         1.13          1.13          1.12          1.11          1.09
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.43+         4.33          4.42          4.57          4.86          4.89
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charges had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                  FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                          Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS B                                                  (unaudited)

Net asset value, beginning of period                        $11.72       $11.60       $11.13       $11.35       $10.91       $11.60
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.23        $0.45        $0.46        $0.47        $0.48        $0.49
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.10)        0.12         0.46        (0.22)        0.44        (0.70)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.13        $0.57        $0.92        $0.25        $0.92       $(0.21)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.23)      $(0.45)      $(0.45)      $(0.47)      $(0.48)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                              --           --           --        (0.00)+++    (0.00)+++       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.23)      $(0.45)      $(0.45)      $(0.47)      $(0.48)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.62       $11.72       $11.60       $11.13       $11.35       $10.91
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              1.13++       5.02         8.40         2.20         8.76        (1.73)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    1.50+        1.57         1.58         1.58         1.56         1.56
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   4.03+        3.88         3.97         4.12         4.39         4.42
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               2           11           13           14           24           13
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $22,027      $23,564      $25,470      $26,970      $29,872      $29,316
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.22        $0.43        $0.43        $0.45        $0.46        $0.47
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    1.75+        1.77         1.78         1.78         1.76         1.74
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.78+        3.68         3.77         3.92         4.19         4.24
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                          Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS C                                                  (unaudited)

Net asset value, beginning of period                        $11.72       $11.61       $11.13       $11.36       $10.91       $11.60
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.23        $0.45        $0.45        $0.47        $0.48        $0.49
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.10)        0.11         0.48        (0.23)        0.45        (0.70)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.13        $0.56        $0.93        $0.24        $0.93       $(0.21)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.23)      $(0.45)      $(0.45)      $(0.47)      $(0.48)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                              --           --           --        (0.00)+++    (0.00)+++       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.23)      $(0.45)      $(0.45)      $(0.47)      $(0.48)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                    $0.00+++       $--          $--          $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.62       $11.72       $11.61       $11.13       $11.36       $10.91
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              1.13++       4.93         8.49         2.10         8.85        (1.73)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    1.50+        1.57         1.58         1.57         1.56         1.56
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   4.03+        3.88         3.97         4.10         4.37         4.42
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               2           11           13           14           24           13
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $12,602      $13,338      $12,758      $10,619       $6,965       $5,171
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.22        $0.43        $0.43        $0.44        $0.46        $0.47
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    1.75+        1.77         1.78         1.77         1.76         1.74
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.78+        3.68         3.77         3.90         4.17         4.24
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                         FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                      Six months                          Years ended 3/31
                                                        ended       ---------------------------------------------------------------
                                                       9/30/04         2004          2003          2002          2001          2000
CLASS A                                              (unaudited)

Net asset value, beginning of period                  $11.82        $11.77        $11.32        $11.45        $10.95        $11.75
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                               $0.26         $0.51         $0.55         $0.57         $0.57         $0.57
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                            (0.13)         0.05          0.46         (0.14)         0.50         (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.13         $0.56         $1.01         $0.43         $1.07        $(0.23)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                            $(0.25)       $(0.51)       $(0.56)       $(0.56)       $(0.57)       $(0.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.70        $11.82        $11.77        $11.32        $11.45        $10.95
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     1.14++        4.84          9.04          3.79         10.04         (1.89)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                              0.89+         0.93          0.96          0.93          0.95          0.95
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.43+         4.33          4.71          4.97          5.14          5.13
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         5            17            13             2             9            30
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $136,109      $140,599      $139,564      $121,860      $118,862      $117,174
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                            $0.24         $0.49         $0.53         $0.55         $0.55         $0.55
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                              1.14+         1.13          1.16          1.13          1.15          1.13
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             4.18+         4.13          4.51          4.77          4.94          4.95
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charges had been included, the results would have been lower

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                       FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                          Six months                           Years ended 3/31
                                                            ended       -----------------------------------------------------------
                                                           9/30/04        2004         2003         2002         2001         2000
CLASS B                                                  (unaudited)

Net asset value, beginning of period                        $11.82       $11.76       $11.31       $11.44       $10.94       $11.74
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                                     $0.22        $0.43        $0.47        $0.50        $0.50        $0.50
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (0.14)        0.06         0.46        (0.15)        0.50        (0.80)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.08        $0.49        $0.93        $0.35        $1.00       $(0.30)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                  $(0.21)      $(0.43)      $(0.48)      $(0.48)      $(0.50)      $(0.50)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.69       $11.82       $11.76       $11.31       $11.44       $10.94
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                              0.72++       4.25         8.34         3.12         9.34        (2.53)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                    1.54+        1.58         1.61         1.59         1.60         1.60
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.79+        3.68         4.06         4.31         4.48         4.48
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               5           17           13            2            9           30
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $15,291      $17,744      $19,443      $16,248      $16,170      $14,727
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                                  $0.21        $0.41        $0.45        $0.47        $0.48        $0.48
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                    1.79+        1.78         1.81         1.79         1.80         1.78
------------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                   3.54+        3.48         3.86         4.11         4.28         4.30
------------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENT (Unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each of the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Each fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, each fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, each fund may use swaps to take a position on anticipated changes in the underlying financial index.

Interest Rate Swap Agreements - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Rate Lock Swaps - Each fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

Short Term Fees - For purchases made on or after July 1, 2004, each fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The funds may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the funds' prospectus for details. These fees are accounted for as an addition to paid-in capital.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the year ended March 31, 2004 was as follows:

                                                       NORTH                      SOUTH                                    WEST
                         MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                            FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Tax-exempt income        $4,585,471    $8,223,945   $16,726,718   $4,660,395   $7,539,053    $5,849,743   $15,351,872   $6,649,523
-----------------------------------------------------------------------------------------------------------------------------------
Long-term capital gain           --            --      361,642            --           --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions      $4,585,471    $8,223,945   $17,088,360   $4,660,395   $7,539,053    $5,849,743   $15,351,872   $6,649,523
-----------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions declared for the year ended March 31, 2003 was as follows:

                                                       NORTH                      SOUTH                                    WEST
                         MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                            FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Tax-exempt income        $4,528,198    $7,901,121   $17,972,739   $4,258,405   $7,590,125    $6,198,081   $15,591,198   $7,105,662
-----------------------------------------------------------------------------------------------------------------------------------

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                       NORTH                      SOUTH                                    WEST
                         MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                            FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary
income                      $--           $--          $--           $--          $--           $--          $--           $35,540
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-
exempt income               276,013        81,738      199,849       113,238      562,102        80,464      315,637       125,061
-----------------------------------------------------------------------------------------------------------------------------------
Capital loss
carryforward               (228,833)     (576,318)    (437,200)   (1,074,365)  (2,259,134)           --   (4,501,068)   (1,077,400)
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed long-term
capital gains                --            --           --            --           --            72,692       --            --
-----------------------------------------------------------------------------------------------------------------------------------
Post-October capital
loss deferred                 --            --           --            --           --            --         (16,414)     (215,607)
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation   5,667,802    17,727,329   33,515,393     7,136,961   15,209,030    10,630,938   27,614,345    12,237,676
-----------------------------------------------------------------------------------------------------------------------------------
Other temporary
differences                (408,238)     (681,334)  (1,346,821)     (401,360)    (638,334)     (476,045)  (1,265,692)     (554,795)
-----------------------------------------------------------------------------------------------------------------------------------

Post October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

At March 31, 2004, the following funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                                                       NORTH                      SOUTH                                    WEST
                         MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
EXPIRATION DATE             FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2005            $(228,833)       $--          $--        $(533,472)      $--           $--       $(342,289)    $(714,690)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2008                --         (125,530)       --          (43,665)       --            --           --          (58,823)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2009                --            --           --         (175,279)  (2,259,134)        --      (1,733,400)     (220,540)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2010                --          (97,978)       --            --           --            --      (2,059,003)      (83,347)
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2011                --            --           --         (120,267)       --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2012                --         (352,810)    (437,200)     (201,682)       --            --        (366,376)        --
-----------------------------------------------------------------------------------------------------------------------------------
Total
                          $(228,833)    $(576,318)   $(437,200)  $(1,074,365) $(2,259,134)        $--    $(4,501,068)  $(1,077,400)
-----------------------------------------------------------------------------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on the value of settled shares outstanding, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in each fund's Statement of Operations. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce each fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the funds. Management fees incurred for the six months ended September 30, 2004 were charged at an effective rate of 0.30% of average daily net assets on an annualized basis for each fund.

For the Pennsylvania Fund, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees in excess of 0.20% of average daily net assets.

Each fund pays compensation to its Independent Trustees ("Trustees") in the form of both retainer and attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Each fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense for retired Independent Trustees for the six months ended September 30, 2004.

                                                       NORTH                      SOUTH                                    WEST
                         MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                            FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Pension Expense            $402           $497         $704          $411         $688          $452         $699           $687
-----------------------------------------------------------------------------------------------------------------------------------

This series and certain other MFS funds, have entered into a services agreement (the Agreement) which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Effective April 1, 2004, the funds paid MFS an administrative fee up to the following annual percentage rates of the funds' average daily net assets:

First $2 billion                                                       0.01120%
-------------------------------------------------------------------------------
Next $2.5 billion                                                      0.00832%
-------------------------------------------------------------------------------
Next $2.5 billion                                                      0.00032%
-------------------------------------------------------------------------------
In excess of $7 billion                                                0.00000%
-------------------------------------------------------------------------------

For the six months ended September 30, 2004, each fund paid MFS the following amounts to partially reimburse MFS for the costs of providing administrative services.

                                                       NORTH                      SOUTH                                    WEST
                         MISSISSIPPI    NEW YORK     CAROLINA    PENNSYLVANIA   CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
                            FUND          FUND         FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------

Expenses Paid             $3,947         $7,942      $15,808        $4,862       $7,079        $5,810      $13,881         $6,485
-----------------------------------------------------------------------------------------------------------------------------------
Percentage of average
daily net assets         0.0085%        0.0085%      0.0085%       0.0085%      0.0085%       0.0085%      0.0085%        0.0085%
-----------------------------------------------------------------------------------------------------------------------------------

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2004:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
     $12,336           $17,206          $7,684           $19,366         $37,990         $21,071         $22,422         $13,191
-----------------------------------------------------------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

Each funds' distribution plan provides that each fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFS may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each funds' average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. For the six months ended September 30, 2004, MFD retained the following service fees for accounts not attributable to a securities dealer:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
       $--              $4,462          $4,712            $154            $1,497           $546           $6,952         $2,853
-----------------------------------------------------------------------------------------------------------------------------------

During the six months ended September 30, 2004, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on and annualized basis were as follows:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
        --              0.25%            0.35%            0.10%           0.35%           0.35%           0.35%           0.35%
-----------------------------------------------------------------------------------------------------------------------------------

Payments of the Mississippi Fund's 0.35% per annum Class A distribution and service fee will be implemented on such date as the Trustees of the Trust may determine. In the case of the New York Fund and the Pennsylvania Fund, payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

Additionally for the Pennsylvania Fund the remaining portion of the 0.25% Class A service fee is not yet implemented and will become payable on such date as the Trustees of the Trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to securities dealers. Class B and Class C service fees during the six months ended September 30, 2004 were as follows:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class B                          $--            $67          $21         $201         $89         $--          $23         $33
-----------------------------------------------------------------------------------------------------------------------------------
Class C                          N/A              2            1         N/A          N/A         N/A          588         N/A
-----------------------------------------------------------------------------------------------------------------------------------

During the six months ended September 30, 2004, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B and Class C shares on an annualized basis were as follows:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
Class B                         0.78%          1.00%        1.00%       0.87%        1.00%       1.00%        1.00%       1.00%
----------------------------------------------------------------------------------------------------------------------------------
Class C                          N/A           1.00%        1.00%        N/A          N/A         N/A         1.00%        N/A
----------------------------------------------------------------------------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the Mississippi Fund upon sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the Trustees of the Trust may determine.
Except in the case of the 0.25% per annum Class B service fee paid by the Pennsylvania Fund upon sale of Class B shares in the first year, the Class B shares service fee is currently 0.10% until such date as the Trustees of the Trust may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges (CDSC) imposed during the six months ended September 30, 2004 were as follows:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
CDSC IMPOSED                     FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A                            $--            $--     $2,000           $--     $7,343       $10,595        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Class B                         5,442          47,422     51,507        65,702     30,647        40,447     13,196        44,846
-----------------------------------------------------------------------------------------------------------------------------------
Class C                           N/A             559      4,177           N/A        N/A           N/A      4,311           N/A
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder Servicing Agent - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of each fund's average daily net assets. Effective July 1, 2004, each fund is charged up to 0.0861% of its average daily net assets. For the six months ended September 30, 2004, the fund paid MFSC the following fee for shareholder services:

                                                            NORTH                    SOUTH                                 WEST
                             MISSISSIPPI     NEW YORK     CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
                                 FUND          FUND         FUND         FUND        FUND         FUND        FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
Expenses paid                    $42,514        $85,535   $170,003       $52,145    $76,189       $62,425   $149,463       $69,875
-----------------------------------------------------------------------------------------------------------------------------------
Percentage of average daily
net assets                       0.0915%        0.0915%    0.0918%        0.916%    0.0918%       0.0916%     0.915%       0.0917%
-----------------------------------------------------------------------------------------------------------------------------------

Also included in shareholder servicing costs are out-of-pocket expenses (credit), paid to/by MFSC, which amounted to the following for the six months ended September 30, 2004, as well as other expenses paid to unaffiliated vendors:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
      $2,319           $12,657         $(6,242)          $7,164          $(2,372)        $(6,952)        $14,937         $5,385
-----------------------------------------------------------------------------------------------------------------------------------

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                 NORTH                         SOUTH                                       WEST
                MISSISSIPPI     NEW YORK       CAROLINA     PENNSYLVANIA     CAROLINA       TENNESSEE      VIRGINIA      VIRGINIA
                   FUND           FUND           FUND           FUND           FUND           FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases       $10,405,326    $16,132,489    $17,083,020     $4,843,596     $8,535,556    $12,662,665    $5,981,041    $7,568,124
-----------------------------------------------------------------------------------------------------------------------------------
Sales           $11,078,752    $23,797,876    $42,680,695    $19,440,660    $15,646,596    $20,666,572   $16,475,419   $10,766,852
-----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                 NORTH                         SOUTH                                       WEST
                MISSISSIPPI     NEW YORK       CAROLINA     PENNSYLVANIA     CAROLINA       TENNESSEE      VIRGINIA      VIRGINIA
                   FUND           FUND           FUND           FUND           FUND           FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate
cost            $88,449,882   $168,859,646   $337,343,530   $102,746,902   $150,043,076   $124,304,569   $298,221,662  $137,789,082
-----------------------------------------------------------------------------------------------------------------------------------
Gross
unrealized
appreciation     $6,059,800    $16,431,365    $28,493,442     $7,035,601    $12,847,397     $9,224,673   $24,097,519   $11,809,017
-----------------------------------------------------------------------------------------------------------------------------------
Gross
unrealized
depreciation       (745,707)      (686,746)      (382,557)      (839,646)      (267,587)      (228,525)     (620,637)     (844,621)
-----------------------------------------------------------------------------------------------------------------------------------
Net
unrealized
appreciation
(depreciation)   $5,314,093    $15,744,619    $28,110,885     $6,195,955    $12,579,810     $8,996,148   $23,476,882   $10,964,396
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           MISSISSIPPI FUND         NEW YORK FUND        NORTH CAROLINA FUND    PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Six months ended 9/30/04 (000 Omitted)   SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT

Shares sold                                  404       $3,965        450       $5,077        523      $6,301       417      $4,198
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                110        1,087        189        2,131        408       4,929       108       1,096
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                           (652)      (6,391)      (858)      (9,661)    (2,085)    (25,042)   (1,219)    (12,223)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                  (138)     $(1,339)      (219)     $(2,453)    (1,154)   $(13,812)     (694)    $(6,929)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                                  835       $8,379      1,733      $19,959      1,903     $23,424     2,013     $20,634
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                199        1,999        336        3,864        742       9,087       177       1,812
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,553)     (15,577)    (2,215)     (25,477)    (3,698)    (45,354)   (1,636)    (16,776)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                  (519)     $(5,199)      (146)     $(1,654)    (1,053)   $(12,843)      554      $5,670
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Six months ended 9/30/04 (000 Omitted)

Shares sold                                   50         $493        111       $1,231        118      $1,416       129      $1,305
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 15          149         47          531         46         554        58         584
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                           (133)      (1,309)      (423)      (4,733)      (627)     (7,515)     (633)     (6,378)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                   (68)       $(667)      (265)     $(2,971)      (463)    $(5,545)     (446)    $(4,489)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)
Shares sold                                  228       $2,276        900      $10,362        380      $4,673       967      $9,968
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 27          273         86          980         96       1,174        98       1,007
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                           (227)      (2,280)      (943)     (10,800)    (1,210)    (14,801)     (960)     (9,869)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                    28         $269         43         $542       (734)    $(8,954)      105      $1,106
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Six months ended 9/30/04 (000 Omitted)

Shares sold                                                          118       $1,331        148      $1,780
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                         23          255         43         521
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                   (234)      (2,631)      (406)     (4,888)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                           (93)     $(1,045)      (215)    $(2,587)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)

Shares sold                                                          965      $11,104        748      $9,197
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                         39          449         76         934
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                   (322)      (3,689)      (558)     (6,811)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                           682       $7,864        266      $3,320
-----------------------------------------------------------------------------------------------------------------------------------

                                         SOUTH CAROLINA FUND        TENNESSEE FUND          VIRGINIA FUND       WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Six months ended 9/30/04 (000 Omitted)   SHARES      AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES     AMOUNT

Shares sold                                  512       $6,284        507       $5,439        627      $7,224       247      $2,844
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                179        2,205        148        1,599        385       4,430       195       2,261
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,058)     (12,976)    (1,159)     (12,357)    (1,656)    (18,978)     (697)     (8,027)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                  (367)     $(4,487)      (504)     $(5,319)      (644)    $(7,324)     (255)    $(2,922)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)

Shares sold                                1,835      $23,147      1,281      $14,063      1,257     $14,684     1,027     $12,116
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                296        3,724        245        2,675        662       7,719       331       3,896
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,556)     (19,575)    (1,291)     (14,092)    (2,781)    (32,458)   (1,330)    (15,638)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                   575       $7,296        235       $2,646       (862)   $(10,055)       28        $374
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Six months ended 9/30/04 (000 Omitted)

Shares sold                                   80         $970         80         $864        120      $1,382        33        $376
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 40          499         25          269         24         278        19         217
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                           (372)      (4,568)      (284)      (3,042)      (259)     (2,972)     (245)     (2,836)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                  (252)     $(3,099)      (179)     $(1,909)      (115)    $(1,312)     (193)    $(2,243)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)

Shares sold                                  492       $6,203        171       $1,874        246      $2,882       234      $2,742
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 77          965         49          539         43         504        36         430
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                           (650)      (8,191)      (529)      (5,787)      (474)     (5,531)     (422)     (4,947)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                   (81)     $(1,023)      (309)     $(3,374)      (185)    $(2,145)     (152)    $(1,775)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Six months ended 9/30/04 (000 Omitted)

Shares sold                                                                                   61        $711
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                                                 17         192
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                           (132)     (1,500)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                                   (54)      $(597)
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/04 (000 Omitted)

Shares sold                                                                                  234      $2,754
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                                                 30         351
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                           (226)     (2,626)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                                    38        $479
-----------------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the six months ended September 30, 2004 ranged from $101 to $427, and is included in miscellaneous expense. None of the funds had significant borrowings during six months ended September 30, 2004.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

SWAP AGREEMENTS

Interest Rate Swaps

                                                              NOTIONAL
                                                          PRINCIPAL AMOUNT       CASH FLOWS                            UNREALIZED
                                                            OF CONTRACT         RECEIVED BY       CASH FLOWS PAID     APPRECIATION
FUND                                        EXPIRATION     (000 OMITTED)          THE FUND          BY THE FUND      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

Mississippi Fund                                                                                  Fixed -- 2 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/15/04          2,000           BMA Swap Index         (1.945%)             $(2,582)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/27/14          1,900           BMA Swap Index         (3.444%)              11,545
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/9/14           1,900           BMA Swap Index         (3.73%)              (32,354)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/10/14          1,900           BMA Swap Index         (3.576%)              (8,504)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/17/14          1,750           BMA Swap Index        (4.1125%)             (81,377)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/23/16          2,000           BMA Swap Index         (4.33%)             (116,300)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/1/16           1,000           BMA Swap Index         (4.361%)             (60,317)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/14/16          2,000           BMA Swap Index         (4.043%)             (59,822)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/15/16           500            BMA Swap Index         (4.071%)             (16,732)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              1/11/17          1,500           BMA Swap Index         (3.937%)             (27,120)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 15 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/06/19          1,000           BMA Swap Index         (4.128%)             (31,912)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 15 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/20/19          1,500           BMA Swap Index         (4.24%)              (60,898)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             10/27/34          1,000              (4.132%)         BMA Swap Index           (7,261)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/09/34          1,000              (4.322%)         BMA Swap Index          $20,524
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/10/34          1,000              (4.200%)         BMA Swap Index            1,810
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total Mississippi Fund      $(471,300)
-----------------------------------------------------------------------------------------------------------------------------------
New York Fund                                                                                     Fixed -- 2 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/15/04          4,000           BMA Swap Index         (1.945%)             $(5,164)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/27/14          3,800           BMA Swap Index         (3.444%)              23,089
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/9/14           3,800           BMA Swap Index         (3.73%)              (64,709)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/10/14          3,800           BMA Swap Index         (3.576%)             (17,007)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/14/16          3,500           BMA Swap Index         (4.043%)            (104,688)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/16/16          3,000           BMA Swap Index         (3.995%)             (79,104)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              1/11/17          2,000           BMA Swap Index         (3.937%)             (36,160)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 15 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/06/19          2,000           BMA Swap Index         (4.128%)             (63,825)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 15 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/20/19          2,500           BMA Swap Index         (4.24%)             (101,497)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             10/27/34          2,000              (4.132%)         BMA Swap Index          (14,522)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/09/34          2,000              (4.322%)         BMA Swap Index           41,048
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/10/34          2,000              (4.200%)         BMA Swap Index            3,621
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total New York Fund      $(418,918)
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund                                                                               Fixed -- 2 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/15/04          5,200           BMA Swap Index         (1.945%)             $(6,713)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/27/14          7,800           BMA Swap Index         (3.444%)              47,393
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/09/14          7,800           BMA Swap Index         (3.73%)             (132,823)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/10/14          7,600           BMA Swap Index         (3.576%)             (34,014)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/17/14          5,000           BMA Swap Index        (4.1125%)            (232,505)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/14/16          7,000           BMA Swap Index         (4.043%)            (209,376)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/16/16          6,000           BMA Swap Index         (3.995%)            (158,209)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              1/11/17          3,000           BMA Swap Index         (3.937%)             (54,240)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              3/22/17          3,000           BMA Swap Index         (3.666%)              30,307
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             10/27/34          4,000              (4.132%)         BMA Swap Index          (29,044)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/09/34          4,000              (4.322%)         BMA Swap Index           82,096
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/10/34          4,000              (4.200%)         BMA Swap Index            7,242
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Total North Carolina Fund      $(689,886)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund                                                                                 Fixed -- 2 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/15/04          1,800           BMA Swap Index         (1.945%)             $(2,324)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/27/14          2,375           BMA Swap Index         (3.444%)              14,431
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/09/14          2,375           BMA Swap Index         (3.73%)              (40,443)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/10/14          2,470           BMA Swap Index         (3.576%)             (11,055)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/16/16          2,500           BMA Swap Index         (4.371%)           $(161,365)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/23/16          2,000           BMA Swap Index         (4.33%)             (116,300)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/01/16          3,000           BMA Swap Index         (4.361%)            (180,952)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/14/16          2,000           BMA Swap Index         (4.043%)             (59,822)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/16/16          2,000           BMA Swap Index         (3.995%)             (52,736)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              1/11/17          1,500           BMA Swap Index         (3.937%)             (27,120)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              3/22/17          1,500           BMA Swap Index         (3.666%)              15,154
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 15 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/06/19          1,300           BMA Swap Index         (4.128%)             (41,487)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 15 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/20/19          1,000           BMA Swap Index         (4.24%)              (40,599)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             10/27/34          1,250              (4.132%)         BMA Swap Index           (9,076)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/09/34          1,250              (4.322%)         BMA Swap Index           25,655
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/10/34          1,300              (4.200%)         BMA Swap Index            2,354
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total Pennsylvania Fund      $(685,685)
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Fund                                                                               Fixed -- 2 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/15/04          4,000           BMA Swap Index         (1.945%)             $(5,164)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/27/14          3,325           BMA Swap Index         (3.444%)              20,203
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/09/14          3,325           BMA Swap Index         (3.73%)              (56,620)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/17/14          3,000           BMA Swap Index        (4.1125%)            (139,503)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/14/16          3,500           BMA Swap Index         (4.043%)           $(104,688)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/16/16          3,000           BMA Swap Index         (3.995%)             (79,104)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              1/11/17          2,000           BMA Swap Index         (3.937%)             (36,160)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             10/27/34          1,750              (4.132%)         BMA Swap Index          (12,707)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/09/34          1,750              (4.322%)         BMA Swap Index           35,917
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/10/34          1,750              (4.200%)         BMA Swap Index            3,168
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Total South Carolina Fund      $(374,658)
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee Fund                                                                                    Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/09/14          2,850           BMA Swap Index         (3.73%)             $(48,532)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             10/27/34          1,500              (4.132%)         BMA Swap Index          (10,891)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/09/34          1,500              (4.322%)         BMA Swap Index           30,786
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/10/34          1,500              (4.200%)         BMA Swap Index            2,716
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Total Tennessee Fund       $(25,921)
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Fund                                                                                     Fixed -- 2 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/15/04          4,000           BMA Swap Index         (1.945%)             $(5,164)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/09/14          7,000           BMA Swap Index         (3.73%)             (119,200)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/16/16          5,000           BMA Swap Index         (3.995%)            (131,841)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/09/34          3,500              (4.322%)         BMA Swap Index           71,834
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/10/34          3,500              (4.200%)         BMA Swap Index            6,337
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Total Virginia Fund      $(178,034)
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Fund                                                                                Fixed -- 2 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/15/04          3,750           BMA Swap Index         (1.945%)             $(4,841)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             10/27/14          3,040           BMA Swap Index         (3.444%)              18,471
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/09/14          3,040           BMA Swap Index         (3.73%)              (51,767)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/10/14          3,040           BMA Swap Index         (3.576%)             (13,606)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 10 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/17/14          5,000           BMA Swap Index        (4.1125%)            (232,505)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             11/23/16          2,000           BMA Swap Index         (4.33%)             (116,300)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/14/16          3,000           BMA Swap Index         (4.043%)             (89,732)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/15/16          1,500           BMA Swap Index         (4.071%)             (50,195)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                             12/16/16          3,000           BMA Swap Index         (3.995%)             (79,105)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              1/11/17          2,500           BMA Swap Index         (3.937%)             (45,200)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fixed -- 12 Year
                                                                             Floating -- 7 Day    BMA Swap Index,
                                              3/22/17          1,000           BMA Swap Index         (3.666%)              10,102
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             10/27/34          1,600              (4.132%)         BMA Swap Index          (11,618)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/09/34          1,600              (4.322%)         BMA Swap Index           32,839
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Fixed -- 30 Year
                                                                              BMA Swap Index,    Floating -- 7 Day
                                             11/10/34          1,600              (4.200%)         BMA Swap Index            2,897
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Total West Virginia Fund      $(630,560)
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2004, each fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

Each fund may invest not more than 15% of its total assets in securities that are subject to legal or contractual restrictions on resale. At September 30, 2004, the funds owned the following restricted securities, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                                                                                       DATE OF         PAR
FUND                   DESCRIPTION                                                 ACQUISITION      AMOUNT        COST        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Fund       Commonwealth of Puerto Rico, ROLS, FGIC, 9.23%, 2016            8/05/02   3,110,000  $4,023,905   $4,212,116
-----------------------------------------------------------------------------------------------------------------------------------
                       Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2013          5/20/99   1,000,000   1,072,720    1,215,900
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Municipal Finance Agency, RITES, FSA,
                       9.1574%, 2017                                                   1/06/00     750,000     703,620      914,670
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Public Finance Corp., RITES, AMBAC,
                       8.8516%, 2013                                                   9/30/99     500,000     509,110      653,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,995,706
-----------------------------------------------------------------------------------------------------------------------------------
New York Fund          Commonwealth of Puerto Rico, ROLS, XLCA, 9.14%, 2017           10/22/01   1,350,000  $1,634,526   $1,803,600
-----------------------------------------------------------------------------------------------------------------------------------
                       Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2014          5/20/99     500,000     531,950      600,140
-----------------------------------------------------------------------------------------------------------------------------------
                       Niagra Falls, NY, Bridge Commission Toll Rev., RITES,
                       FGIC, 8.5721%, 2015                                             5/21/99   3,500,000   3,755,920    4,518,150
-----------------------------------------------------------------------------------------------------------------------------------
                       Triborough Bridge & Tunnel Authority Rev., NY, RITES,
                       9.0623%, 2017                                                   4/18/00   5,000,000   5,018,300    6,586,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,508,090
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund    Commonwealth of Puerto Rico, Highway & Transportation
                       Authority Rev., RITES, FSA, 10.1016%, 2018                      2/26/99   5,425,000  $7,037,418   $7,842,489
-----------------------------------------------------------------------------------------------------------------------------------
                       North Carolina Eastern Municipal Power Agency, RITES,
                       AMBAC, 10.0721%, 2018                                           5/26/00   6,500,000   6,552,130    9,254,830
-----------------------------------------------------------------------------------------------------------------------------------
                       North Carolina Municipal Power Agency, ROLS, 8.868%, 2020       3/03/03   3,000,000   3,376,680    3,487,860
-----------------------------------------------------------------------------------------------------------------------------------
                       North Carolina Municipal Power Agency, ROLS, MBIA,
                       8.868%, 2019                                                    3/03/03   5,000,000   5,726,600    5,878,900
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Public Finance Corp., RITES, AMBAC,
                       8.8516%, 2012                                                   9/30/99   1,500,000   1,471,890    1,993,140
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $28,457,219
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund      Commonwealth of Puerto Rico, ROLS, FGIC, 9.23%, 2015            8/05/02   1,000,000  $1,292,920   $1,348,960
-----------------------------------------------------------------------------------------------------------------------------------
                       Commonwealth of Puerto Rico, ROLS, XLCA, 9.14%, 2017           10/22/01   1,000,000   1,210,760    1,336,000
-----------------------------------------------------------------------------------------------------------------------------------
                       Commonwealth of Puerto Rico Highway & Transportation
                       Authority, ROLS, MBIA, 9.23%, 2020                              4/25/03   1,500,000   1,970,477    2,041,080
-----------------------------------------------------------------------------------------------------------------------------------
                       Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2014          5/20/99   2,170,000   2,308,663    2,604,608
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Public Finance Corp., RITES, AMBAC,
                       8.8516%, 2013                                                   9/30/99     500,000     509,110      653,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,983,668
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina Fund    Commonwealth of Puerto Rico, RITES, 9.1213%, 2018              10/05/00   2,000,000  $2,066,433   $2,486,320
-----------------------------------------------------------------------------------------------------------------------------------
                       Commonwealth of Puerto Rico, RITES, 9.1213%, 2019              10/05/00   1,750,000   1,794,108    2,165,415
-----------------------------------------------------------------------------------------------------------------------------------
                       Commonwealth of Puerto Rico, RITES, MBIA, 9.6213%, 2020         3/30/00   2,000,000   2,043,232    2,568,480
-----------------------------------------------------------------------------------------------------------------------------------
                       Commonwealth of Puerto Rico, RITES, FSA,
                       10.1651%, 2016                                                  1/06/00     850,000     882,124    1,105,629
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Electric Power Authority, RITES, FSA,
                       8.5596%, 2015                                                   9/30/99   1,000,000     976,500    1,179,010
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Public Finance Corp., RITES, AMBAC,
                       8.8516%, 2013                                                   9/30/99   1,375,000   1,398,793    1,795,805
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Public Finance Corp., RITES, AMBAC,
                       8.8516%, 2019                                                   3/31/99   1,300,000   1,470,326    1,724,814
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,025,473
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Fund          Guam Power Authority Rev., RITES, AMBAC, 8.5918%, 2015          5/20/99   1,010,000  $1,058,642   $1,205,435
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Electric Power Authority, RITES, FSA,
                       9.6213%, 2017                                                   8/28/00   2,500,000   2,770,600    3,295,800
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Electric Power Authority, RITES, FSA,
                       9.3713%, 2019                                                   8/28/00   1,270,000   1,345,006    1,578,610
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Electric Power Authority, RITES, FSA,
                       8.7213%, 2020                                                   8/28/00   1,250,000   1,240,075    1,500,725
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Municipal Finance Agency, RITES, FSA,
                       10.1651%, 2016                                                   1/6/00   1,105,000   1,148,670    1,437,318
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Municipal Finance Agency, RITES, FSA,
                       9.1574%, 2017                                                    1/6/00     615,000     576,968      750,029
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Public Finance Corp., RITES, AMBAC,
                       8.8516%, 2013                                                   9/30/99   2,000,000   2,036,440    2,612,100
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Public Finance Corp., RITES, AMBAC,
                       8.8516%, 2016                                                   3/31/99     500,000     560,030      664,360
-----------------------------------------------------------------------------------------------------------------------------------
                       Virginia Resources Authority Rev., ROLS, 8.18%, 2021            3/12/01   1,390,000   1,508,372    1,574,397
-----------------------------------------------------------------------------------------------------------------------------------
                       Virginia Resources Authority Rev., ROLS, 8.18%, 2023            3/12/01   1,520,000   1,612,568    1,679,235
-----------------------------------------------------------------------------------------------------------------------------------
                       Virginia Resources Authority Rev., ROLS, 8.18%, 2033            3/12/01   2,510,000   2,586,057    2,628,673
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $18,926,682
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia Fund     Commonwealth of Puerto Rico, Public Improvement, RITES,
                       MBIA, 9.6213%, 2019                                             3/30/00   3,000,000  $3,090,720   $3,852,720
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico, Municipal Finance Agency, RITES, FSA,
                       9.1574%, 2017                                                    1/6/00     900,000     844,344    1,097,604
-----------------------------------------------------------------------------------------------------------------------------------
                       West Virginia Building Commission, "A", RITES, AMBAC,
                       8.7926%, 2018                                                    5/5/99   4,520,000   4,888,560    5,791,566
-----------------------------------------------------------------------------------------------------------------------------------
                       West Virginia Building Commission, "B", RITES, AMBAC,
                       8.7926%, 2018                                                    5/5/99   1,250,000   1,351,925    1,601,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,343,540
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2004, restricted securities constituted the following percentages of each fund's net assets:

                                         NORTH                            SOUTH                            WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA        VIRGINIA        VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
      7.55%             7.23%            7.80%            7.20%           7.90%           5.81%           8.15%
-----------------------------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

Since each fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. The risk associated with such factors is mitigated by the fact that a percentage of securities in a portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. At September 30, 2004, the percentage of holdings that carried such enhancements were as follows:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
      68.60%            43.62%          47.90%           67.90%           64.65%          56.88%          38.13%         77.64%
-----------------------------------------------------------------------------------------------------------------------------------

For each fund, the greatest exposure to any one institution or agency did not exceed the following percentages of total investments as of September 30, 2004:

                                         NORTH                            SOUTH                                           WEST
   MISSISSIPPI         NEW YORK        CAROLINA       PENNSYLVANIA       CAROLINA       TENNESSEE        VIRGINIA       VIRGINIA
       FUND              FUND            FUND             FUND             FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
      18.83%            15.68%          16.18%           19.50%           20.17%          22.07%          15.35%         31.13%
-----------------------------------------------------------------------------------------------------------------------------------

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004)). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-----------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of November 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER        PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                   WITH FUND             SINCE(1)                      DURING THE PAST FIVE YEARS
-------------------               ----------------       ---------------        -----------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)           Trustee and President    February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)             Trustee                  February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Harvard Law School (education),
                                                                           John Olin Visiting Professor (since July 2002);
                                                                           Secretary of Economic Affairs, The Commonwealth of
                                                                           Massachusetts (January 2002 to December 2002); Fidelity
                                                                           Investments, Vice Chairman (June 2000 to December 2001);
                                                                           Fidelity Management & Research Company (investment
                                                                           adviser), President (March 1997 to July 2001); The Bank
                                                                           of New York (financial services), Director; Bell Canada
                                                                           Enterprises (telecommunications), Director; Telesat
                                                                           (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                 Trustee and Chair of     February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)                Trustees                                    services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Lawrence H. Cohn, M.D.         Trustee                  August 1993        Brigham and Women's Hospital, Chief of Cardiac Surgery;
(born 03/11/37)                                                            Harvard Medical School, Professor of Surgery

David H. Gunning               Trustee                  January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director; Southwest Gas Corporation (natural gas
                                                                           distribution company), Director

William R. Gutow               Trustee                  December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Amy B. Lane                    Trustee                  January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera             Trustee                  July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu              Trustee                  August 1982        Private investor; Harvard University Graduate School of
(born 04/10/35)                                                            Business Administration, Class of 1961 Adjunct Professor
                                                                           in Entrepreneurship Emeritus; CBL & Associates
                                                                           Properties, Inc. (real estate investment trust),
                                                                           Director

J. Dale Sherratt               Trustee                  August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Elaine R. Smith                Trustee                  February 1992      Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)           President and Trustee    February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

James R. Bordewick, Jr.(3)     Assistant Secretary and  September 1990     Massachusetts Financial Services Company, Senior Vice
(born 03/06/59)                Assistant Clerk                             President and Associate General Counsel

Jeffrey N. Carp(3)             Secretary and Clerk      September 2004     Massachusetts Financial Services Company, Senior Vice
(born 12/01/56)                                                            President, General Counsel and Secretary (since April
                                                                           2004); Hale and Dorr LLP (law firm) (prior to April
                                                                           2004)

James F. DesMarais(3)          Assistant Secretary and  September 2004     Massachusetts Financial Services Company, Assistant
(born 03/09/61)                Assistant Clerk                             General Counsel

Stephanie A. DeSisto(3)        Assistant Treasurer      May 2003           Massachusetts Financial Services Company, Vice President
(born 10/01/53)                                                            (since April 2003); Brown Brothers Harriman & Co.,
                                                                           Senior Vice President (November 2002 to April 2003); ING
                                                                           Groep N.V./Aeltus Investment Management, Senior Vice
                                                                           President (prior to November 2002)

Robert R. Flaherty(3)          Assistant Treasurer      August 2000        Massachusetts Financial Services Company, Vice President
(born 09/18/63)                                                            (since August 2000); UAM Fund Services, Senior Vice
                                                                           President (prior to August 2000)

Richard M. Hisey(3)            Treasurer                August 2002        Massachusetts Financial Services Company, Senior Vice
(born 08/29/58)                                                            President (since July 2002); The Bank of New York,
                                                                           Senior Vice President (September 2000 to July 2002);
                                                                           Lexington Global Asset Managers, Inc., Executive Vice
                                                                           President and Chief Financial Officer (prior to
                                                                           September 2000); Lexington Funds, Chief Financial
                                                                           Officer (prior to September 2000)

Brian T. Hourihan(3)           Assistant Secretary and  September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)                Assistant Clerk                             President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)              Assistant Treasurer      April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Frank L. Tarantino             Independent Chief        June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)                Compliance Officer                          Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)               Assistant Treasurer      September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principle federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson
Geoffrey L. Schechter

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's
Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

MFS FAMILY OF FUNDS(R)

More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

VARIABLE ANNUITIES

A selection of annuity products with advantages for building and preserving wealth

MFS 401(k) AND IRA SUITES

Retirement plans for businesses and individuals

MFS COLLEGE SAVINGS PLANS

Investment products to help meet education expenses

MFS PRIVATE PORTFOLIO SERVICES

Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

     Type of Information            Phone number           Hours, Eastern Time
     ---------------------------------------------------------------------------
     General information            1-800-225-2606         8 a.m. to 8 p.m.,
                                                           any business day
     ---------------------------------------------------------------------------
     Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m.,
                                                           any business day
     ---------------------------------------------------------------------------
     Shares prices, account         1-800-MFS-TALK
     balances exchanges             (1-800-637-8255)       24 hours a day, 365
     or stock and bond outlooks     touch-tone required    days a year
     ---------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           MST-B-SEM-11/04 38M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 9/30/04

MFS(R) MUNICIPAL INCOME FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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NOT FDIC INSURED    MAY LOSE VALUE    NO BANK OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
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

MFS(R) MUNICIPAL INCOME FUND

The fund seeks as high a level of current income exempt from federal income tax as is considered consistent with prudent investing, while seeking protection of shareholders" capital.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS
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MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
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MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
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PORTFOLIO COMPOSITION                             10
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PERFORMANCE SUMMARY                               11
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EXPENSE TABLE                                     14
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PORTFOLIO OF INVESTMENTS                          16
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FINANCIAL STATEMENTS                              36
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NOTES TO FINANCIAL STATEMENTS                     47
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TRUSTEES AND OFFICERS                             59
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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       63
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant in the United States has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to U.S. equity stocks; 20% to 30% to fixed income issues; 10% to non-U.S. stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, U.S. 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and non-U.S. offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks as well as a range of fixed income investments. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% U.S. stocks and 50% U.S. bonds at the start of 2000 would have shifted to 32% U.S. stocks and 68% U.S. bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios in part by providing a variety of products in each asset class. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2004

Asset allocation and diversification can not guarantee a profit.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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MFS ORIGINAL RESEARCH(R)
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THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o   global asset management expertise across all asset classes

o   time-tested money management process for pursuing consistent results

o   full spectrum of investment products backed by MFS Original Research(R)

o   resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o   analyzing financial statements and balance sheets

o   talking extensively with companies' customers and competitors

o   developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

In late 2003 and early 2004, before the period began, weakness in both corporate spending and job creation increased the perceived risk that the economic recovery could falter. This caused investors to push up long-term bond prices because high-quality bonds are seen as a refuge in times of economic concern. Interest rates, which move in the opposite direction of bond prices, retreated as economists pushed off the day when they believed the U.S. Federal Reserve Board (the Fed) would have to raise short-term rates.

In early April, however, just as the period began, the U.S. government reported that job growth in March had been significantly higher than it had been for years. Jobs reports for the next few months also came in strong. Driven in part by rocketing oil prices, inflation began to creep up as well, after having been dormant for some time. These factors, in our view, led investors to conclude that a Fed rate increase could be imminent; interest rates across the yield curve headed upward. And in fact the Fed raised rates for the first time in four years on June 30 and hiked them again on August 10 and September 21.

But while the Fed seemed committed to a course of slowly raising short-term rates, in the second half of the period we believe several factors caused long-term rates to retreat. Job growth faltered. Economic growth, as measured by gross domestic product (GDP) growth, slowed in the second quarter. Excess production capacity, which we feel has held back investments in new plants and equipment for some years, did not come down as quickly as many observers had hoped. In addition, we feel geopolitical concerns about the Iraq situation and potential terrorist attacks sparked a "flight to quality" by some investors seeking the safety of U.S. Treasuries and other high-quality issues. (Principal and interest of U.S. Treasury securities are guaranteed by the U.S. government if held to maturity.)

For the period as a whole, the net effect was that interest rates on the short end of the yield curve moved up significantly more than rates on the long end, causing the yield curve to flatten. (A yield curve for bonds shows the relationship between yield and time to maturity. In a majority of market environments, longer-maturity bonds offer higher yields but are more exposed to duration risk - the risk that a change in interest rates may adversely affect a bond's price.) From March 31 through September 30, the yield on the two-year Treasury bond rose 1.04%; five-year Treasury yields climbed 0.59%; 10-year Treasury yields went up 0.28%; and 30-year Treasury yields increased just 0.12%. Municipal bond rates, as measured by "AAA"-rated general obligation bonds tracked by Thomson Municipal Market Data, followed a similar path with one exception. Municipal rates in the so-called "belly" of the yield curve - the 15- to 20-year area - declined slightly, causing bonds in that area to rise modestly in price.

CONTRIBUTORS TO PERFORMANCE

The portfolio's positioning on the yield curve was a strong contributor to relative performance. Compared with our benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index), the fund was more heavily weighted in bonds on the long end of the yield curve - bonds with 10 to 30 years remaining to maturity - and underweighted in bonds on the short end of the curve.

On a relative basis, our overweighting in longer-maturity bonds helped during the period because long-term municipal rates either rose less than short-term rates, or, in the 15- to 20-year part of the curve, declined slightly. Longer-term bonds in the belly of the curve therefore went up in price, while other longer-term bonds experienced smaller price declines than short-term bonds. Conversely, bonds on the short end of the curve suffered the worst price declines as they experienced the largest yield increases, so it helped to be underweighted in that area.

In the area of credit quality, performance benefited from the fund's relative overweighting in high-yield bonds during a period in which high yield bonds outperformed. The fund had a larger position in "BBB"-rated debt than the Lehman Index. In addition, the fund had some holdings in below-investment-grade debt (bonds rated lower than BBB), whereas the index does not contain bonds rated below BBB.

An overweighting in health care bonds also helped relative results as that sector outperformed during the period. According to our research, health care providers in general benefited from strong revenue growth driven by a combination of higher payments from HMOs, favorable Medicare and Medicaid reimbursement rates, and the containment of cost pressures from labor and insurance companies. Within the sector, our specific bond selection also boosted relative results. One area of opportunity, in our view, has been debt issued by rural hospitals that have limited competition and a dominant market share.

Security selection in the utilities sector aided relative performance as well. As the Enron bankruptcy and its aftermath became more distant memories, we believe investor confidence in the sector continued to revive. Our focus on traditional regulated utilities and our tendency to avoid firms with significant energy trading exposure proved positive for the fund.

DETRACTORS FROM PERFORMANCE

Duration - a measure of the fund's sensitivity to changes in interest rates - detracted modestly from relative performance during the six-month period. In most market environments, we strive to be neutral in duration relative to our Lipper peers (other general municipal debt funds) because we believe that trying to predict the direction of interest rates is a relatively risky investment tactic. Our strategy, however, may sometimes result in the fund being longer or shorter in duration relative to its benchmark, the Lehman Index. This may occur because the Lehman Index is a national index composed of over 40,000 individual issues across the municipal bond spectrum, whereas this fund and the funds in our peer group invest within a smaller investment universe. For that reason, the characteristics of this fund and our peers will not always match those of the broader Lehman Index. (We also note that it is not possible to invest in the Lehman Index.)

During the period, in fact, our strategy of striving to be duration-neutral relative to our peers led to the fund being long in duration - i.e., more sensitive to interest rate changes - relative to the Lehman Index. In a period when rates rose and bond prices retreated, that longer duration stance hurt performance relative to our benchmark. Most of that negative effect on results occurred in the first half of the period, as we later shortened duration and actually ended the period with a lower duration than our benchmark.

    Respectfully,

/s/ Michael L. Dawson                   /s/ Geoffrey L. Schechter

    Michael L. Dawson                       Geoffrey L. Schechter
    Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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

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               PORTFOLIO COMPOSITION
               -----------------------------------------------

               -----------------------------------------------
                              PORTFOLIO STRUCTURE
               -----------------------------------------------

               Bonds                                     99.1%
               Cash & Other Net Assets                    0.9%

               -----------------------------------------------
                         TOP 5 BOND MARKET INDUSTRIES*
               -----------------------------------------------

               Healthcare/Hospitals                      19.0%
               -----------------------------------------------
               Municipal General Obligations/Schools      8.9%
               -----------------------------------------------
               Municipal General Obligations/GP           6.9%
               -----------------------------------------------
               Municipal Owned Utilities                  6.4%
               -----------------------------------------------
               State and Local Agencies                   6.8%
               -----------------------------------------------

               -----------------------------------------------
                                CREDIT QUALITY**
               -----------------------------------------------

               AAA                                       36.7%
               -----------------------------------------------
               AA                                        10.4%
               -----------------------------------------------
               A                                         13.4%
               -----------------------------------------------
               BBB                                       19.9%
               -----------------------------------------------
               BB                                         3.9%
               -----------------------------------------------
               B                                          1.4%
               -----------------------------------------------
               CCC                                        0.6%
               -----------------------------------------------
               Not Rated                                 13.2%
               -----------------------------------------------
               Other                                      0.5%
               -----------------------------------------------

               -----------------------------------------------
                                PORTFOLIO FACTS
               -----------------------------------------------

               Average Duration                            7.0
               -----------------------------------------------
               Average Life                          15.3 Yrs.
               -----------------------------------------------
               Average Maturity                      16.7 Yrs.
               -----------------------------------------------
               Average Quality                              A+
               -----------------------------------------------
               Average Quality Short Term Bonds            A-1
               -----------------------------------------------
Percentages are based on net assets as of 9/30/04.

 * For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

The portfolio is actively managed, and current holdings may be different.

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PERFORMANCE SUMMARY THROUGH 9/30/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
      Share         inception
      class           date          6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
        A           9/7/1993         1.63%    5.17%    5.25%    5.94%    5.90%
------------------------------------------------------------------------------
        B          12/29/1986        1.13%    4.26%    4.46%    5.14%    5.09%
------------------------------------------------------------------------------
        C           1/3/1994         1.13%    4.26%    4.46%    5.13%    5.10%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

  Comparative benchmarks
------------------------------------------------------------------------------
  Average general municipal debt
  fund+                              1.08%    3.95%    4.79%    5.69%    5.76%
------------------------------------------------------------------------------
  Lehman Brothers
  Municipal Bond Index#              1.43%    4.60%    5.79%    6.77%    6.77%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

------------------------------------------------------------------------------
        A                           -3.20%    0.17%    3.56%    4.91%    5.39%
------------------------------------------------------------------------------
        B                           -2.83%    0.26%    3.54%    4.81%    5.09%
------------------------------------------------------------------------------
        C                            0.14%    3.26%    4.46%    5.13%    5.10%
------------------------------------------------------------------------------

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                            1.63%    5.17%   16.60%   33.41%   77.48%
------------------------------------------------------------------------------
        B                            1.13%    4.26%   14.00%   28.48%   64.26%
------------------------------------------------------------------------------
        C                            1.13%    4.26%   13.99%   28.45%   64.44%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS MUNICIPAL BOND INDEX - a broad measure of the municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, (assuming redemption within one year from the end of the calendar month of purchase), reflects the deduction of the 1% CDSC.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

The portfolio may invest in high-yield or lower-rated securities which may provide greater returns but are subject to greater-than-average risk.

The fund may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The fund may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects, such as building a hospital, and are not backed by the full faith and credit of the municipal issuer. The fund may invest in assets in revenue bonds relating to any one specific industry (e.g., housing, health care, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income. Municipal securities backed by current or and revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a muncipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The fund's investment in municipal securities may include municipal lease obligations. Municipal lease obligations are undivided interests issued by a state or municipality in a lease installment purchase which generally relates to equipment or facilities. When a fund invests in municipal lease obligations, it may have limited recourse in the event of default or termination. In some cases, payments under municipal leases do not have to be made unless the appropriate legislative body specifically approves money for that purpose.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD
FROM APRIL 1, 2004, THROUGH SEPTEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 through September 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
Share Class
--------------------------------------------------------------------------------
                                                                     Expenses
                      Annualized    Beginning         Ending       Paid During
                       Expense    Account Value   Account Value*     Period**
                        Ratio        4/01/04         9/30/04     4/01/04-9/30/04
--------------------------------------------------------------------------------
     Actual              0.78%        $1,000          $1,016          $3.94
 A   ---------------------------------------------------------------------------
     Hypothetical        0.78%        $1,000           $1,021           $3.95
--------------------------------------------------------------------------------
     Actual              1.53%        $1,000           $1,011           $7.71
 B   ---------------------------------------------------------------------------
     Hypothetical        1.53%        $1,000           $1,017           $7.74
--------------------------------------------------------------------------------
     Actual              1.53%        $1,000           $1,011           $7.71
 C   ---------------------------------------------------------------------------
     Hypothetical        1.53%        $1,000           $1,017           $7.74
--------------------------------------------------------------------------------
 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid are equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 9/30/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 97.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES              $ VALUE
-------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.0%
-------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), RITES, FSA,
9.4934%, 2022+(+)                                                  $1,500,000          $1,762,740
-------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd
Lien Passenger Facility D), AMBAC, 5.5%, 2019                         350,000             380,804
-------------------------------------------------------------------------------------------------
Louisville & Jeff County, KY, Regional Airport
Authority, "A", MBIA, 6.5%, 2017                                    3,000,000           3,335,970
-------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017             1,080,000           1,176,952
-------------------------------------------------------------------------------------------------
                                                                                       $6,656,466
-------------------------------------------------------------------------------------------------
Chemicals - 0.3%
-------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev.
(Celanese Project), 6.7%, 2030                                     $1,000,000          $1,000,660
-------------------------------------------------------------------------------------------------

General Obligations - General Purpose - 6.8%
-------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Package Facilities),
MBIA, 5%, 2018                                                     $4,000,000          $4,266,817
-------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009(++)                     3,205,000           3,696,006
-------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs, FGIC,
9.226%, 2015+(+)                                                    3,000,000           4,046,880
-------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2014                                      200,000             235,308
-------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2019                                850,000             999,473
-------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement,
"C", XLCA, 0%, 2027                                                   510,000             133,824
-------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009(++)                                       800,000             922,104
-------------------------------------------------------------------------------------------------
New York City, NY, "B", 5.75%, 2015                                 1,650,000           1,863,807
-------------------------------------------------------------------------------------------------
New York, NY, "J", MBIA, 5%, 2017                                   2,000,000           2,115,740
-------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                             700,000             727,916
-------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2022 - 2023(++)                           6,335,000           2,309,407
-------------------------------------------------------------------------------------------------
Wisconsin State, "C", 6%, 2010(++)                                  1,200,000           1,389,432
-------------------------------------------------------------------------------------------------
                                                                                      $22,706,714
-------------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.2%
-------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                   $1,000,000          $1,134,070
-------------------------------------------------------------------------------------------------
Mesa, AZ, FGIC, 5%, 2009(++)                                        2,000,000           2,211,700
-------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6%, 2017                                        3,475,000           3,986,068
-------------------------------------------------------------------------------------------------
                                                                                       $7,331,838
-------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.8%
-------------------------------------------------------------------------------------------------
Detroit, MI, City School District, "B", FGIC, 5%, 2021             $2,000,000          $2,106,160
-------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES,
FGIC, 8.582%, 2017+(+)                                              1,495,000           1,927,773
-------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034              640,000             676,800
-------------------------------------------------------------------------------------------------
Florida State Board of Education Capital Outlay, Public
Education, "A", 5%, 2019                                            1,000,000           1,047,520
-------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2015(++)                     400,000             467,808
-------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55%, 2020              1,225,000           1,467,146
-------------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidated School District, PSF,
5%, 2020                                                            2,500,000           2,598,350
-------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF,
8.5525%, 2017+(+)                                                   2,325,000           2,694,303
-------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF,
6%, 2010(++)                                                        1,755,000           2,045,207
-------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6%, 2017                225,000             257,360
-------------------------------------------------------------------------------------------------
Knox County, KY, Independent School District, XLCA,
5.5%, 2029                                                            640,000             688,166
-------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026 - 2027                                    915,000             257,692
-------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018             2,500,000           1,186,400
-------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA,
5.5%, 2027 - 2028                                                     430,000             487,025
-------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC,
5.75%, 2009(++)                                                       700,000             796,726
-------------------------------------------------------------------------------------------------
Marshall, MI, Public School District, 5.5%, 2018                      500,000             552,980
-------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2021                                 1,500,000           1,664,190
-------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010(++)                 750,000             865,935
-------------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF,
5.875%, 2020                                                        1,705,000           1,935,022
-------------------------------------------------------------------------------------------------
Wattsburg, PA, Public School Building Authority Rev.,
Capital Appreciation, MBIA, 0%, 2029                                2,150,000             561,559
-------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010(++)               3,430,000           3,981,509
-------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF,
5.25%, 2029                                                         1,080,000           1,120,122
-------------------------------------------------------------------------------------------------
                                                                                      $29,385,753
-------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 18.9
-------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25%, 2022 - 2030              $1,000,000          $1,148,197
-------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 5.75%, 2027                                   600,000             575,106
-------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                      1,000,000           1,032,840
-------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6%, 2013                                            730,000             730,496
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6%, 2016                                           1,000,000           1,052,630
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2026                               500,000             551,615
-------------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic
Board Rev. (Cullman Regional Medical Center),
6.5%, 2013                                                            360,000             361,624
-------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5%, 2030                                                     900,000             995,256
-------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev.,
5.375%, 2018                                                          300,000             305,889
-------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A",
6%, 2023                                                              500,000             510,105
-------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), "D", 6.875%, 2007(++)                  700,000             779,072
-------------------------------------------------------------------------------------------------
Farmington, NM, Hospital Rev. (San Juan Regional
Medical Center), "A", 5%, 2023                                        665,000             661,728
-------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic
Facility Rev. (Nathan Littauer Hospital), 5.75%, 2009                 250,000             249,363
-------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev.
(Northeast Georgia Health System), 5.5%, 2031                         445,000             455,053
-------------------------------------------------------------------------------------------------
Gulfport, MS, Healthcare Authority Rev. (Memorial
Hospital), 5.75%, 2031                                                500,000             516,805
-------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Bon Secours),RIBS, FSA, 9.951%, 2027(+)                       5,000,000           6,733,050
-------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2031                                350,000             374,469
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell
Medical Center), 6.35%, 2015                                        1,000,000           1,087,980
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur
Memorial Hospital), 5.75%, 2024                                       350,000             361,757
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant
Memorial Area Hospital Associates), 6%, 2024                          335,000             346,152
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside
Health Systems), 5.75%, 2022                                          650,000             665,646
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai
Health), FHA, 5.15%, 2037                                             640,000             647,795
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medical Research Foundation, Inc.),
6.375%, 2031                                                          500,000             511,520
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medicial Research Foundation, Inc.),
6.375%, 2021                                                        1,700,000           1,743,452
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 5.25%, 2014                                400,000             414,520
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 6.125%, 2031                               250,000             257,650
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Hospital Rev. (Deaconess
Hospital),"A", AMBAC, 5.375%, 2034                                    565,000             595,629
-------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                  1,250,000           1,351,050
-------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.625%, 2028                  250,000             265,810
-------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority,
Refunding & Improvement, "A", MBIA, 5%, 2018                        2,400,000           2,535,072
-------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility
(Baptist Health Systems, East Tennessee), 6.375%, 2022              1,000,000             980,410
-------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group),
"A", MBIA, 5.25%, 2019                                              1,100,000           1,182,291
-------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 6.875%, 2026                                   325,000             341,838
-------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.75%, 2025                       1,000,000             937,020
-------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Hospital), 5.625%, 2019                                               750,000             782,123
-------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022               500,000             532,075
-------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin
Memorial Medical Center), "B", 5.75%, 2022                            850,000             861,518
-------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities
Authority Rev. (Medstar Health), 5.5%, 2033                           305,000             308,767
-------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities
Authority Rev. (University of Maryland Medical System),
6.75%, 2030                                                         1,000,000           1,131,560
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 6.5%, 2012                                    400,000             445,724
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 5.7%, 2015                                  1,000,000           1,028,580
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Partners Healthcare Systems), 5.75%, 2021                       400,000             437,568
-------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                   300,000             294,576
-------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), "A", 6.7%, 2019                                      750,000             775,065
-------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial
Healthcare Center), 5.75%, 2015                                       800,000             834,144
-------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Rev. (Rush
Medical Foundation), CONNIE LEE, 6.7%, 2018                         1,000,000           1,004,150
-------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625%, 2032                                      375,000             383,828
-------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011             420,000             465,100
-------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Covenant Health), 6.5%, 2017                                    915,000           1,021,579
-------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Exeter Hospital), 6%, 2024                                      500,000             538,850
-------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical
Center), 6.5%, 2021                                                   500,000             529,460
-------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev.
(United Regional Health Care System, Inc.), 6%, 2023                1,000,000           1,052,230
-------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75%, 2013                             900,000             838,773
-------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6%, 2014                                            600,000             640,914
-------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6.6%, 2031                                          405,000             422,273
-------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev. (Boca
Raton Hospital), 5.5%, 2021                                           500,000             518,290
-------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2032                    1,500,000           1,586,805
-------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-
Richardson), 5.25%, 2013                                              600,000             619,470
-------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb
Healthcare Systems, Inc.), 6.5%, 2027                                 290,000             276,657
-------------------------------------------------------------------------------------------------
Shelby County, TN, Health & Educational Facilities
Board Rev., (Methodist Healthcare), ETM, 6%, 2016(++)                 800,000             941,998
-------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority,
Hospital Facilities Rev. (Palmetto Health Alliance),
6.25%, 2031                                                           500,000             525,260
-------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital),
6.375%, 2020                                                          300,000             319,467
-------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater
Medical Center), 6.5%, 2019                                         1,000,000           1,050,280
-------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Huntington Hospital), 5.875%, 2032                                 1,000,000           1,029,450
-------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25%, 2020                                   750,000             745,268
-------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625%, 2030                                  250,000             252,163
-------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                   1,000,000           1,023,750
-------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon
Health System), 6.75%, 2021                                           400,000             424,592
-------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health
Facilities Rev. (Morris Hospital), 6.625%, 2031                       500,000             531,960
-------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier
Memorial Hospital), 5.5%, 2007                                        500,000             506,735
-------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375%, 2031                                 750,000             780,698
-------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission
Rev. (Weirton Hospital Medical Center), 6.375%, 2031                  500,000             488,280
-------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                  195,000             198,395
-------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit
Hospital), 6.25%, 2032                                              1,000,000           1,032,090
-------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi
Health System), 6.25%, 2019                                         1,500,000           1,681,800
-------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority
Rev. (Agenesian Healthcare, Inc.), 6%, 2017                           325,000             349,310
-------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority
Rev. (Aurora Health Care, Inc.), 6.875%, 2030                         750,000             852,413
-------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority
Rev. (Wheaton Franciscan Services), 6.25%, 2022                     1,000,000           1,086,330
-------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8%, 2016           435,000             447,824
-------------------------------------------------------------------------------------------------
                                                                                      $62,857,032
-------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.5%
-------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75%, 2006                             $90,000             $85,621
-------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                            505,000             408,131
-------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                            1,130,000             881,332
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical
Lutheran), 6.9%, 2025                                                 500,000             561,620
-------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev.
(Wesley Affiliated Services), 7.25%, 2035                             375,000             383,891
-------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-
Rolling Hills), "A", GNMA, 6%, 2021                                   200,000             217,266
-------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina
Housing Foundation, Inc.), 7.25%, 2029                                960,000             828,778
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev.
(Hoosier Care), 7.125%, 2034                                          820,000             674,606
-------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 9.25%, 2025                               490,000             592,292
-------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev.
(Beverly Enterprises, Inc.), 5.875%, 2007                             120,000             118,354
-------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority
Rev. (Beverly Enterprise, Inc.), 6.75%, 2008                          245,000             245,451
-------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), 7.375%, 2027                                               960,000           1,001,510
-------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Health Care
Facilities Rev. (Metro Health Foundation, Inc.),
6.55%, 2028                                                           950,000             901,313
-------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                                 385,000             395,653
-------------------------------------------------------------------------------------------------
Tennessee Veterans Home Board Rev. (Humboldt),
6.75%, 2021(++)                                                     1,000,000           1,084,720
-------------------------------------------------------------------------------------------------
                                                                                       $8,380,538
-------------------------------------------------------------------------------------------------
Human Services - 0.4%
-------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic
(Special Needs Facilities), 6.1%, 2012                               $295,000            $305,077
-------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Healthcare Facilities), 9%, 2031                        1,000,000           1,019,650
-------------------------------------------------------------------------------------------------
                                                                                       $1,324,727
-------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.6%
-------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental
Airlines, Inc.), 5.7%, 2019                                        $1,000,000            $741,960
-------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (American
Airlines, Inc.), 7%, 2012                                             300,000             274,926
-------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev., "B",
5.65%, 2035                                                         1,000,000             903,020
-------------------------------------------------------------------------------------------------
                                                                                       $1,919,906
-------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.6%
-------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), 5.7%, 2033                                          $1,000,000          $1,092,150
-------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), "A", 7%, 2024                                               1,000,000           1,016,530
-------------------------------------------------------------------------------------------------
                                                                                       $2,108,680
-------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.6%
-------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45%, 2017                                        $2,500,000          $2,601,325
-------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development
Authority, Solid Waste Disposal Facility Rev. (Waste
Management, Inc.), 6.25%, 2027                                        500,000             556,545
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev.
(Waste Management, Inc.), 5.7%, 2018                                  230,000             237,392
-------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery
Rev. (Waste Management, Inc.), 6.85%, 2029                            150,000             169,877
-------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Browning Ferris, Inc.), 5.3%, 2011                            1,000,000           1,008,620
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.), 6.9%, 2029                    300,000             341,799
-------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services,
Inc.), 5.625%, 2026                                                   450,000             477,455
-------------------------------------------------------------------------------------------------
                                                                                       $5,393,013
-------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0%
-------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024**                                      $3,000,000              $3,750
-------------------------------------------------------------------------------------------------

Industrial Revenue - Other - 2.6%
-------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev.
(USX Corp.), 5.4%, 2017                                              $500,000            $558,280
-------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority
(Valero Energy Corp.), 5.6%, 2031                                     500,000             501,975
-------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Corp.
(Corrections Corp. of America), 7.375%, 2017                          500,000             514,465
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Flour Corp.), 5.625%, 2019                           2,895,000           3,032,599
-------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch
Foods, Inc.), 5.6%, 2017                                            1,300,000           1,397,539
-------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, "CR", 7.875%, 2032##                                        400,000             411,440
-------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev. (Amtrak), 6.125%, 2021                                           550,000             572,413
-------------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev.
(USX Corp.), 5%, 2015                                                 500,000             545,925
-------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev.
(Union Pacific Corp.), 5.7%, 2026                                     980,000             992,544
-------------------------------------------------------------------------------------------------
                                                                                       $8,527,180
-------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.3%
-------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027              $500,000            $516,240
-------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev. (James River
Corp.), 8%, 2028                                                      850,000             874,115
-------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.,
Environmental Improvements Rev. (Mead Westvaco
Escanaba), 6.25%, 2027                                                900,000             953,658
-------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement
Rev., "B" (International Paper Co.), 6.45%, 2019                    2,000,000           2,162,020
-------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority
(Stone Container Corp.), 7.4%, 2026                                 1,500,000           1,552,380
-------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority
(Stone Container Corp.), 7.2%, 2027                                   500,000             519,055
-------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority
Rev., Solid Waste Disposal Rev. (Solvay Paperboard
LLC), 6.8%, 2014                                                    1,000,000           1,058,080
-------------------------------------------------------------------------------------------------
                                                                                       $7,635,548
-------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.1%
-------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10%, 2033##                                           $1,000,000          $1,196,460
-------------------------------------------------------------------------------------------------
Hamilton County, OH, Convention Facilities Authority
Rev., FGIC, 5.25%, 2022                                             1,310,000           1,420,878
-------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA,
0%, 2032                                                            1,595,000             318,474
-------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las
Vegas Monorail), 7.375%, 2040                                         530,000             535,417
-------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo),
7.75%, 2015##                                                         320,000             328,323
-------------------------------------------------------------------------------------------------
                                                                                       $3,799,552
-------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.6%
-------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6%, 2021                                                    $300,000            $323,217
-------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7%, 2028                                                     400,000             426,472
-------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA,
4.5%, 2013##                                                          775,000             776,783
-------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Development Authority
Rev. (Virginia Horse Center), 6.85%, 2021                             500,000             471,575
-------------------------------------------------------------------------------------------------
                                                                                       $1,998,047
-------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.0%
-------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
Rev. (Irvine Apartments), 5.25%, 2025                              $1,000,000          $1,042,310
-------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009##                     2,000,000           2,208,880
-------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2012                 1,000,000             990,820
-------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority Port Authority (Newark
Marine Terminal), MBIA, 5.5%, 2028                                    215,000             230,990
-------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev.,
6.625%, 2020                                                          330,000             349,025
-------------------------------------------------------------------------------------------------
Panhandle, TX, Regional Housing Finance Rev.,
6.75%, 2031                                                         1,245,000           1,318,368
-------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & II
Apartments), 6.15%, 2019**                                          1,250,000             600,738
-------------------------------------------------------------------------------------------------
                                                                                       $6,741,131
-------------------------------------------------------------------------------------------------
Parking - 0.1%
-------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                        $610,000            $317,828
-------------------------------------------------------------------------------------------------

Sales & Excise Tax Revenue - 1.9%
-------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC,
6%, 2019                                                           $1,015,000          $1,160,612
-------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, IL, MBIA,
0%, 2016                                                            8,400,000           5,062,008
-------------------------------------------------------------------------------------------------
                                                                                       $6,222,620
-------------------------------------------------------------------------------------------------
Single Family Housing - Local - 2.7%
-------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM,
8.875%, 2011(++)                                                   $2,510,000          $3,358,380
-------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B",
GNMA, 6.5%, 2022                                                      265,000             269,253
-------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single
Family Mortgage Rev. "A", GNMA, 6.05%, 2032                           540,000             571,655
-------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55%, 2030                                                     220,000             232,289
-------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05%, 2030            25,000              25,483
-------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015           670,000             205,784
-------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 6.625%, 2023                                                    415,000             455,023
-------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 6.75%, 2030                                                     190,000             204,560
-------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A",
GNMA, 7%, 2031                                                         40,000              40,825
-------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev. "B",
GNMA, 6.2%, 2034                                                      365,000             398,522
-------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA,
6.1%, 2028                                                             50,000              53,209
-------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority,
GNMA, 7.05%, 2030                                                     465,000             481,628
-------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., "B", GNMA, 5.45%, 2027                                          400,000             434,520
-------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875%, 2026                                              260,000             267,556
-------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2029 - 2033                                      1,455,000           1,569,914
-------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 4%, 2035                                                  495,000             534,867
-------------------------------------------------------------------------------------------------
                                                                                       $9,103,468
-------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.6%
-------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0%, 2027 - 2028                                              $2,620,000            $775,845
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014                 17,000              17,333
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                 55,000              55,350
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75%, 2021                 85,000              85,934
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                 230,000             240,212
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1%, 2023                 125,000             129,843
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4%, 2027                  45,000              45,428
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875%, 2028               165,000             169,665
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                 140,000             144,605
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                 245,000             253,416
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.375%, 2033               135,000             144,968
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2033                140,000             147,081
-------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family
Mortgage Rev., GNMA, 7.55%, 2031                                      200,000             214,840
-------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family
Mortgage Rev., GNMA, 6.4%, 2032                                       290,000             300,321
-------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential
Housing Finance "B", 4.8%, 2023                                       275,000             281,372
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program),
6.35%, 2032                                                           305,000             320,293
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.7%, 2030            320,000             331,315
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032           255,000             281,987
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034           165,000             177,045
-------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030            155,000             160,427
-------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3%, 2031              145,000             156,409
-------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030          120,000             128,694
-------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
6.25%, 2032                                                           505,000             534,391
-------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
6.35%, 2033                                                           240,000             256,879
-------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing
Finance, 5%, 2033                                                     520,000             526,542
-------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, 6.65%, 2029                        1,260,000           1,349,926
-------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1%, 2021                                                985,000           1,018,293
-------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                 385,000             394,136
-------------------------------------------------------------------------------------------------
                                                                                       $8,642,550
-------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
-------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                        $500,000            $518,820
-------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., Resource Recovery Facilities (American Ref-fuel),
"A", 6.1%, 2005                                                       875,000             879,813
-------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                880,000             877,703
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverhill Associates), 6.7%, 2014                                     700,000             745,381
-------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource
Recovery Rev. (Ogden Haverhill Associates), 5.6%, 2019              1,000,000           1,000,100
-------------------------------------------------------------------------------------------------
                                                                                       $4,021,817
-------------------------------------------------------------------------------------------------
State & Local Agencies - 6.7%
-------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC,
6%, 2018                                                             $760,000            $874,312
-------------------------------------------------------------------------------------------------
Alabama State Public School & College, Capital
Improvement, "D", 6%, 2015                                          2,850,000           3,256,239
-------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES,
FGIC, 8.8377%, 2016 - 2017+(+)                                      2,750,000           3,516,230
-------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2028                        1,500,000           1,531,140
-------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2043                          1,075,000           1,106,401
-------------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020              1,000,000           1,094,870
-------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C",
AMBAC, 6%, 2017                                                       500,000             569,575
-------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual
& Performing Arts), 6%, 2021                                        1,000,000           1,206,140
-------------------------------------------------------------------------------------------------
Michigan State Certificates of Participation, AMBAC,
5.5%, 2020                                                          1,250,000           1,368,925
-------------------------------------------------------------------------------------------------
New Mexico Finance Authority Rev., Court Facilities Fee
Rev., MBIA, 5.5%, 2020                                                475,000             522,894
-------------------------------------------------------------------------------------------------
New York State Urban Development Corp., Correctional
Facilities Service Contract C, AMBAC, 5.875%, 2009(++)              1,000,000           1,144,770
-------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC,
6%, 2015                                                              525,000             628,740
-------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher
Education Financing, "A", 5.75%, 2019                               2,295,000           2,580,200
-------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building
Corp.), FGIC, 5.5%, 2020                                            2,600,000           2,855,112
-------------------------------------------------------------------------------------------------
                                                                                      $22,255,548
-------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
-------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan
Rev., 7.95%, 2030                                                    $650,000            $678,789
-------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev.,
5.8%, 2016                                                            675,000             724,943
-------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev.,
5.85%, 2017                                                           700,000             750,386
-------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority,
Refunding Issue G, "A", MBIA, 6.1%, 2018                              750,000             781,485
-------------------------------------------------------------------------------------------------
                                                                                       $2,935,603
-------------------------------------------------------------------------------------------------
Tax Assessment - 2.2%
-------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                     $1,000,000          $1,041,260
-------------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 5.95%, 2006                        115,000             116,471
-------------------------------------------------------------------------------------------------
Fishhawk Community Development District of Florida,
5.125%, 2009                                                          280,000             282,778
-------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, Florida Special
Assessment Rev., "B", 6.25%, 2009                                     360,000             369,868
-------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                      915,000             954,299
-------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                      1,500,000           1,533,975
-------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B",
5.125%, 2009                                                          310,000             312,291
-------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District,
Florida Special Assessment, "B", 5.3%, 2009                           285,000             287,964
-------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development Distrct Rev.,
"B", 6.5%, 2009                                                       205,000             210,084
-------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District
Rev., "B", 5.625%, 2014                                               935,000             950,072
-------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, Community Development
District, Capital Improvement, "B", 5%, 2009                          525,000             523,457
-------------------------------------------------------------------------------------------------
Renaissance Community Development of Florida, "B",
6.25%, 2008                                                           605,000             626,435
-------------------------------------------------------------------------------------------------
                                                                                       $7,208,954
-------------------------------------------------------------------------------------------------
Tax - Other - 0.7%
-------------------------------------------------------------------------------------------------
New York, NY, Transitional, Future Tax Secured, "A",
6%, 2009(++)                                                       $2,000,000          $2,330,200
-------------------------------------------------------------------------------------------------

Tobacco - 1.1%
-------------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.),
6.125%, 2027                                                       $1,125,000          $1,073,813
-------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                 420,000             403,397
-------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5%, 2022                         175,000             174,367
-------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement
Rev., Asset Backed, "B", 5.3%, 2025                                   750,000             628,770
-------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                    415,000             364,880
-------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                  710,000             653,001
-------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority,
6.375%, 2028                                                          500,000             463,480
-------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                    70,000              67,927
-------------------------------------------------------------------------------------------------
                                                                                       $3,829,635
-------------------------------------------------------------------------------------------------
Toll Roads - 0.9%
-------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 6.5%, 2016                 $315,000            $385,541
-------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, ETM,
6.5%, 2016(++)                                                      1,135,000           1,391,589
-------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation "B", AMBAC, 0%, 2018                             750,000             379,275
-------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency,
Toll Road Rev., ETM, 0%, 2009(++)                                   1,000,000             881,640
-------------------------------------------------------------------------------------------------
                                                                                       $3,038,045
-------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.1%
-------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev.,
MBIA, 6.25%, 2009(++)                                              $1,000,000          $1,163,080
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.,
Transportation Project Sublease "A", FSA, 6%, 2009(++)                325,000             372,642
-------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC,
5.25%, 2018                                                           850,000             919,505
-------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission Oil, "A", AMBAC,
ETM, 5.25%, 2018(++)                                                1,150,000           1,251,522
-------------------------------------------------------------------------------------------------
                                                                                       $3,706,749
-------------------------------------------------------------------------------------------------
Universities - Colleges - 4.6%
-------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), 6%, 2021                                                 $1,000,000          $1,065,960
-------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6%, 2017                                  250,000             239,845
-------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA,
7.875%, 2025                                                        1,650,000           2,119,475
-------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5%, 2006(++)                            2,000,000           2,196,780
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                         1,250,000           1,455,513
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Massachusetts College of Pharmacy), 6.625%, 2020                     100,000             109,986
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Olin
College, "B", XLCA, 5.25%, 2033                                     2,000,000           2,076,900
-------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities
Systems, AMBAC, 5.875%, 2018                                        1,370,000           1,532,551
-------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), 6.5%, 2013(++)                       500,000             588,890
-------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev.
(University of Notre Dame), 6.5%, 2026                              1,000,000           1,263,670
-------------------------------------------------------------------------------------------------
Tulsa, OK, Industrial Authority Rev. (University of
Tulsa), "A", MBIA, 6%, 2016                                         1,250,000           1,516,663
-------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor
University), 6%, 2018                                                 435,000             491,024
-------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor
University), 6.25%, 2023                                              520,000             571,610
-------------------------------------------------------------------------------------------------
                                                                                      $15,228,867
-------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.8%
-------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5%, 2036                     $500,000            $506,425
-------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander
Dawson School), 5.5%, 2020                                          1,500,000           1,586,880
-------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete
School), 6.4%, 2019                                                 1,000,000           1,089,190
-------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete
School), 6.5%, 2029                                                 1,000,000           1,068,780
-------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy
of Arts & Sciences), 8%, 2031                                         300,000             294,363
-------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021                                       400,000             404,052
-------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                            360,000             372,002
-------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority
Education Rev. (Arizona Charter Schools), "C",
6.75%, 2031                                                           500,000             514,200
-------------------------------------------------------------------------------------------------
                                                                                       $5,835,892
-------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 1.5%
-------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority
Rev. (Panther Creek Partners), 6.65%, 2010                           $700,000            $757,393
-------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath
Cogeneration), 6%, 2025                                             1,475,000           1,462,610
-------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development
Authority Rev. (UAE Mecklenburg, LP), 6.5%, 2017                      700,000             718,480
-------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development
Authority Rev. (Multi-trade of Pittsylvania), 7.5%, 2014            2,000,000           2,060,140
-------------------------------------------------------------------------------------------------
                                                                                       $4,998,623
-------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 4.2%
-------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority,
Pollution Control Rev. (Tuscon Electric Power Co.),
5.875%, 2033                                                       $1,000,000            $999,250
-------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), "B", 6.3%, 2032                                  250,000             263,695
-------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
MBIA, 5.35%, 2016                                                   1,600,000           1,733,616
-------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Southern California Edison
Co.), 6.4%, 2024                                                      500,000             504,015
-------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control
Rev. (Connecticut Light & Power Co.), 5.85%, 2028                   1,000,000           1,052,760
-------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), 5.8%, 2022                                           500,000             507,390
-------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), "A", 6.3%, 2016                                      565,000             616,076
-------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), 6.375%, 2022                                       1,000,000           1,073,110
-------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central
Power & Light Co.), 4.55%, 2029                                     1,000,000           1,038,870
-------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95%, 2030                                                  750,000             745,155
-------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
Pollution Control (CT Light and Power), 5.9%, 2016                    500,000             527,325
-------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6.1%, 2025                             2,000,000           1,995,180
-------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland
General Electric), 5.2%, 2033                                         350,000             370,423
-------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev. (TXU
Electric Co.) "A", 5.5%, 2022                                         500,000             537,515
-------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.
(Energy Gulf States), 6.6%, 2028                                    1,665,000           1,700,764
-------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7%, 2014                                     450,000             453,659
-------------------------------------------------------------------------------------------------
                                                                                      $14,118,803
-------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.3%
-------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011               $1,500,000          $1,818,390
-------------------------------------------------------------------------------------------------
California State, Department of Water Resources Power
Supply Rev., "A", 5.125%, 2018                                        750,000             804,668
-------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375%, 2016                                                        2,000,000           2,462,800
-------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA,
6.5%, 2020                                                          7,350,000           9,286,137
-------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375%, 2013                                                    750,000             844,223
-------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., MBIA, 7%, 2007                                                3,250,000           3,591,835
-------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLs, MBIA,
8.688%, 2019+(+)                                                    1,500,000           1,763,670
-------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev.,
MBIA, 5.25%, 2030                                                     480,000             503,477
-------------------------------------------------------------------------------------------------
                                                                                      $21,075,200
-------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 4.4%
-------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
9.0525%, 2016+(+)                                                  $1,000,000          $1,332,640
-------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority,
6.25%, 2010(++)                                                     1,170,000           1,378,202
-------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 6.5%, 2019                 5,965,000           7,350,431
-------------------------------------------------------------------------------------------------
New York State Environmental Facilities, 5%, 2016                     430,000             455,473
-------------------------------------------------------------------------------------------------
New York State Environmental Facilities, ETM,
5%, 2016(++)                                                          570,000             612,590
-------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA,
5.25%, 2022                                                         2,000,000           2,080,080
-------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., FGIC,
0%, 2018                                                            2,300,000           1,230,822
-------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B",
MBIA, 5.25%, 2030                                                     255,000             268,206
-------------------------------------------------------------------------------------------------
                                                                                      $14,708,444
-------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $302,807,328)                                $327,349,381
-------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.7%
-------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.
(Adventist Hospital), "B", due 10/01/04                              $100,000            $100,000
-------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.,
"A", due 10/01/04                                                     900,000             900,000
-------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A",
due 10/01/04                                                          200,000             200,000
-------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement
Warrants, "A", due 10/01/04                                           100,000             100,000
-------------------------------------------------------------------------------------------------
Mt. Vernon Industrial Pollution Control Rev. (General
Electric Co. Project), due 10/01/04                                 1,000,000           1,000,000
-------------------------------------------------------------------------------------------------
Orange County, FL, School District, "B", due 10/01/04                 200,000             200,000
-------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                   $2,500,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $305,307,328)                                    $329,849,381
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.1%                                                   3,664,531
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $333,513,912
-------------------------------------------------------------------------------------------------
   + Restricted security.
 (+) Inverse floating rate security.
  ## SEC Rule 144A restriction
(++) Refunded bond.
  ** Interest received was less than stated coupon rate.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM = Escrowed to maturity

INSURERS:                                               INVERSE FLOATERS:

AMBAC      =  AMBAC Indemnity Corp.                     RIBS  =  Residual Interest Bonds
CONNIE LEE =  Connie Lee Insurance Co.                  RITES =  Residual Interest Tax-Exempt Security
FGIC       =  Financial Guaranty Insurance Co.          ROLs  =  Residual Option Longs
FHA        =  Federal Housing Administration
FSA        =  Financial Security Assurance, Inc.
GNMA       =  Government National Mortgage Assn.
MBIA       =  Municipal Bond Investors Corp.
PSF        =  Permanent School Fund
XLCA       =  XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 9/30/04

ASSETS
Investments, at value (identified cost, $305,307,328)           $329,849,381
-----------------------------------------------------------------------------------------------------
Cash                                                                  81,254
-----------------------------------------------------------------------------------------------------
Receivable for invesments sold                                     1,989,802
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      137,807
-----------------------------------------------------------------------------------------------------
Interest receivable                                                4,939,183
-----------------------------------------------------------------------------------------------------
Other assets                                                           2,558
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $336,999,985
-----------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                               $565,973
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  1,168,387
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   139,000
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements           1,452,665
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       2,738
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         17,863
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         3,958
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      42
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               135,447
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $3,486,073
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $333,513,912
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                 $315,603,345
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments             23,089,388
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments               (4,757,423)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (421,398)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $333,513,912
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  38,634,967
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $252,223,040
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              29,232,055
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.63
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.63)                                                    $9.06
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $46,725,517
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,407,830
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.64
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $34,565,355
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               3,995,082
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.65
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 9/30/04

NET INVESTMENT INCOME

Interest income                                                                            $9,653,859
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $925,427
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                7,484
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         184,516
-----------------------------------------------------------------------------------------------------
  Service fee (Class A)                                               316,539
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              242,217
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              173,962
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   14,318
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        61,252
-----------------------------------------------------------------------------------------------------
  Printing                                                             38,046
-----------------------------------------------------------------------------------------------------
  Postage                                                               2,633
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                        19,258
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            4,772
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        52,531
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $2,042,955
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (1,258)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (421,552)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,620,145
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $8,033,714
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $1,669,795
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                  (401,518)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $1,268,277
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $(4,448,039)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                  (443,686)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                 $(4,891,725)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $(3,623,448)
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $4,410,266
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                               SIX MONTHS ENDED              YEAR ENDED
                                                                   9/30/04                    3/31/04
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                            $8,033,714                 $16,994,651
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           1,268,277                  (1,682,213)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        (4,891,725)                  8,784,137
------------------------------------------------------------  -------------               -------------
Change in net assets from operations                             $4,410,266                 $24,096,575
------------------------------------------------------------  -------------               -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-------------------------------------------------------------------------------------------------------
  Class A                                                       $(6,130,767)               $(13,264,818)
-------------------------------------------------------------------------------------------------------
  Class B                                                          (990,753)                 (2,354,471)
-------------------------------------------------------------------------------------------------------
  Class C                                                          (711,984)                 (1,644,710)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(7,833,504)               $(17,263,999)
------------------------------------------------------------  -------------               -------------
Net change in net assets from fund
share transactions                                             $(17,963,113)               $(25,385,914)
------------------------------------------------------------  -------------               -------------
Redemption fees                                                        $656                         $--
------------------------------------------------------------  -------------               -------------
Total change in net assets                                     $(21,385,695)               $(18,553,338)
------------------------------------------------------------  -------------               -------------

NET ASSETS

At beginning of period                                         $354,899,607                $373,452,945
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $421,398 and
$575,902, respectively)                                        $333,513,912                $354,899,607
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                   YEARS ENDED 3/31
                                         ENDED          -----------------------------------------------------------------------
CLASS A                                 9/30/04                2004            2003           2002          2001           2000
                                      (UNAUDITED)

Net asset value, beginning
of period                              $8.70              $8.54           $8.32           $8.54           $8.33           $8.97
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)             $0.21              $0.41           $0.41           $0.44           $0.46           $0.48
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments           (0.07)              0.17            0.25           (0.20)           0.27           (0.59)
---------------------------------  ---------             ------          ------          ------          ------          ------
Total from investment
operations                             $0.14              $0.58           $0.66           $0.24           $0.73          $(0.11)
---------------------------------  ---------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.21)            $(0.42)         $(0.44)         $(0.46)         $(0.47)         $(0.47)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --                 --              --              --           (0.02)          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments                     --                 --              --              --           (0.03)             --
---------------------------------  ---------             ------          ------          ------          ------          ------
Total distributions declared
to shareholders                       $(0.21)            $(0.42)         $(0.44)         $(0.46)         $(0.52)         $(0.53)
---------------------------------  ---------             ------          ------          ------          ------          ------
Redemption fees added to
paid-in capital#                       $0.00+++             $--             $--             $--             $--             $--
---------------------------------  ---------             ------          ------          ------          ------          ------
Net asset value, end of period         $8.63              $8.70           $8.54           $8.32           $8.54           $8.33
---------------------------------  ---------             ------          ------          ------          ------          ------
Total return (%)(+)                     1.63++             6.94            8.00            2.78            9.06           (1.15)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 3/31
                                        ENDED          ------------------------------------------------------------------------
CLASS A (CONTINUED)                    9/30/04                2004            2003            2002           2001          2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                              0.78+              0.88            0.90            0.91            0.89            0.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             4.97+              4.80            4.85            5.12            5.55            5.66
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         4                  9              13              15              15              57
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $252,223           $264,797        $274,442        $276,719        $255,799        $217,880
-------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)            $0.20              $0.40           $0.40           $0.41           $0.44           $0.45
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.03+              1.04            1.05            1.15            1.20            1.20
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             4.72+              4.64            4.70            4.88            5.24            5.34
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
    +  Annualized.
   ++  Not annualized.
  +++  Per share amount is less than $0.01.
    #  Per share data are based on average shares outstanding.
   ##  Ratios do not reflect reductions from fees paid indirectly.
  (+)  Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 3/21
                                        ENDED         -------------------------------------------------------------------------
CLASS B                                9/30/04               2004            2003            2002          2001            2000
                                     (UNAUDITED)

Net asset value, beginning
of period                              $8.72              $8.55           $8.33           $8.55           $8.34           $8.98
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)             $0.18              $0.35           $0.35           $0.37           $0.40           $0.42
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments           (0.09)              0.18            0.24           (0.20)           0.27           (0.59)
---------------------------------  ---------             ------          ------          ------          ------          ------
Total from investment
operations                             $0.09              $0.53           $0.59           $0.17           $0.67          $(0.17)
---------------------------------  ---------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.17)            $(0.36)         $(0.37)         $(0.39)         $(0.41)         $(0.41)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --                 --              --              --           (0.02)          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments                     --                 --              --              --           (0.03)             --
---------------------------------  ---------             ------          ------          ------          ------          ------
Total distributions declared
to shareholders                       $(0.17)            $(0.36)         $(0.37)         $(0.39)         $(0.46)         $(0.47)
---------------------------------  ---------             ------          ------          ------          ------          ------
Redemption fees added to
paid-in capital#                       $0.00+++             $--             $--             $--             $--             $--
---------------------------------  ---------             ------          ------          ------          ------          ------
Net asset value, end of period         $8.64              $8.72           $8.55           $8.33           $8.55           $8.34
---------------------------------  ---------             ------          ------          ------          ------          ------
Total return (%)                        1.13++             6.27            7.19            2.00            8.24           (1.89)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 3/31
                                        ENDED          ------------------------------------------------------------------------
CLASS B (CONTINUED)                    9/30/04                2004            2003            2002           2001          2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                              1.53+              1.63            1.65            1.66            1.64            1.63
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             4.22+              4.05            4.10            4.37            4.82            4.89
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         4                  9              13              15              15              57
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $46,726            $52,594         $59,591         $61,627         $75,858         $93,656
-------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)            $0.17              $0.34           $0.34           $0.35           $0.38           $0.39
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.78+              1.79            1.80            1.90            1.95            1.95
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.97+              3.89            3.95            4.13            4.51            4.57
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount is less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 3/31
                                        ENDED         -------------------------------------------------------------------------
CLASS C                                9/30/04               2004            2003            2002          2001            2000
                                     (UNAUDITED)

Net asset value, beginning
of period                              $8.73              $8.56           $8.34           $8.56           $8.35           $8.99
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(S)(S)#

  Net investment income(S)             $0.18              $0.35           $0.35           $0.37           $0.40           $0.42
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments           (0.08)              0.18            0.24           (0.20)           0.27           (0.59)
---------------------------------  ---------             ------          ------          ------          ------          ------
Total from investment
operations                             $0.10              $0.53           $0.59           $0.17           $0.67          $(0.17)
---------------------------------  ---------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.18)            $(0.36)         $(0.37)         $(0.39)         $(0.41)         $(0.41)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --                 --              --              --           (0.02)          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments                     --                 --              --              --           (0.03)             --
---------------------------------  ---------             ------          ------          ------          ------          ------
Total distributions declared
to shareholders                       $(0.18)            $(0.36)         $(0.37)         $(0.39)         $(0.46)         $(0.47)
---------------------------------  ---------             ------          ------          ------          ------          ------
Redemption fees added to
paid-in capital#                       $0.00+++             $--             $--             $--             $--             $--
---------------------------------  ---------             ------          ------          ------          ------          ------
Net asset value, end of period         $8.65              $8.73           $8.56           $8.34           $8.56           $8.35
---------------------------------  ---------             ------          ------          ------          ------          ------
Total return (%)                        1.13++             6.27            7.18            2.00            8.23           (1.89)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEARS ENDED 3/31
                                        ENDED          ------------------------------------------------------------------------
CLASS C (CONTINUED)                    9/30/04                2004            2003            2002           2001          2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                              1.53+              1.63            1.65            1.66            1.64            1.63
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             4.22+              4.05            4.10            4.37            4.80            4.89
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         4                  9              13              15              15              57
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                        $34,565            $37,508         $39,420         $36,146         $29,257         $26,037
-------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for the period ended September 30, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)            $0.17              $0.34           $0.34           $0.35           $0.37           $0.39
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.78+              1.79            1.80            1.90            1.95            1.95
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             3.97+              3.89            3.95            4.13            4.49            4.57
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
       March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
       2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount is less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended March 31, 2004, and March 31, 2003 was as follows:

                                                       3/31/04         3/31/03
Distributions declared from tax-exempt income      $17,263,999     $18,661,666
--------------------------------------------------------------------------------

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income                  $987,656
          ----------------------------------------------------------
          Capital loss carryforward                      (6,386,266)
          ----------------------------------------------------------
          Unrealized appreciation                        28,233,998
          ----------------------------------------------------------
          Other temporary differences                    (1,501,583)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on March 31, 2010, ($1,199,142), March 31, 2011 ($1,101,451), and March 31, 2012 (4,085,673).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the six months ended September 30, 2004 were an effective rate of 0.30% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $1,452 for retired Independent Trustees for the six months ended September 30, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended September 30, 2004, the fund paid MFS $14,318 equivalent to 0.0085% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $13,931 for the six months ended September 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                                 CLASS A         CLASS B         CLASS C

Distribution Fee                                                   0.10%           0.75%           0.75%
--------------------------------------------------------------------------------------------------------
Service Fee                                                        0.25%           0.25%           0.25%
--------------------------------------------------------------------------------------------------------
Total Distribution Plan                                            0.35%           1.00%           1.00%
--------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended September 30, 2004 amounted to:

                                                                 CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD                                      $10,506            $192             $68
--------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended September 30, 2004 were as follows:

                                                                 CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates                                  0.25%           1.00%           1.00%
--------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges.
Contingent deferred sales charges imposed during the six months ended September 30, 2004 were as follows:

                                                                 CLASS A         CLASS B         CLASS C

Contingent Deferred Sales Charges Imposed                             $4         $51,332          $7,523
--------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended September 30, 2004, the fund paid MFSC a fee of $153,993 for shareholder services which equated to 0.0915% of the fund's average net assets. Also included in shareholder servicing costs are out-of- pocket expenses, paid to MFSC, which amounted to $5,759 for the six months ended September 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $12,477,210 and $33,598,828, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $304,949,938
          ----------------------------------------------------------
          Gross unrealized appreciation                 $31,442,107
          ----------------------------------------------------------
          Gross unrealized depreciation                  (6,542,664)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $24,899,443
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                   Six months ended 9/30/04                   Year ended 3/31/04
                                  SHARES              AMOUNT             SHARES               AMOUNT

CLASS A SHARES

Shares sold                           808,981          $6,896,273          3,923,574           $33,678,836
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions         468,559           4,001,139            867,292             7,450,143
-----------------------------------------------------------------------------------------------------------
Shares reacquired                  (2,469,145)        (20,968,831)        (6,505,143)          (55,872,881)
-----------------------------------------------------------------------------------------------------------
Net change                         (1,191,605)       $(10,071,419)        (1,714,277)         $(14,743,902)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           225,482          $1,923,090            534,325            $4,621,956
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          65,458             559,722            133,556             1,149,141
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (917,455)         (7,803,768)        (1,602,274)          (13,788,797)
-----------------------------------------------------------------------------------------------------------
Net change                           (626,515)        $(5,320,956)          (934,393)          $(8,017,700)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           215,122          $1,834,285          1,083,331            $9,355,388
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          65,379             559,887            125,956             1,084,943
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (583,136)         (4,964,910)        (1,515,353)          (13,064,643)
-----------------------------------------------------------------------------------------------------------
Net change                           (302,635)        $(2,570,738)          (306,066)          $(2,624,312)
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended September 30, 2004 was $305, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended September 30, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements

Interest Rate Swap Agreements

                           NOTIONAL
                          PRINCIPAL              CASH FLOWS                CASH FLOWS             UNREALIZED
                          AMOUNT OF               PAID BY                 RECEIVED BY            APPRECIATION
EXPIRATION                 CONTRACT               THE FUND                  THE FUND            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
11/15/04                                     Fixed - 2 Year BMA       Floating - 7 day BMA
                          4,000,000         Swap Index, (1.945%)           Swap Index                    $(5,164)
-----------------------------------------------------------------------------------------------------------------
10/27/14                                    Fixed - 10 Year BMA       Floating - 7 day BMA
                          5,985,000         Swap Index, (3.444%)           Swap Index                     36,365
-----------------------------------------------------------------------------------------------------------------
11/09/14                                    Fixed - 10 Year BMA       Floating - 7 day BMA
                          5,985,000         Swap Index, (3.73%)            Swap Index                   (101,916)
-----------------------------------------------------------------------------------------------------------------
11/17/14                                    Fixed - 10 Year BMA       Floating - 7 day BMA
                          10,000,000       Swap Index, (4.1125%)           Swap Index                   (465,010)
-----------------------------------------------------------------------------------------------------------------
12/15/16                                    Fixed - 12 Year BMA       Floating - 7 day BMA
                          5,000,000         Swap Index, (4.071%)           Swap Index                   (167,318)
-----------------------------------------------------------------------------------------------------------------
12/16/16                                    Fixed - 12 Year BMA       Floating - 7 day BMA
                          4,000,000         Swap Index, (3.995%)           Swap Index                   (105,472)
-----------------------------------------------------------------------------------------------------------------
10/06/19                                    Fixed - 15 Year BMA       Floating - 7 day BMA
                          7,500,000         Swap Index, (4.128%)           Swap Index                   (239,343)
-----------------------------------------------------------------------------------------------------------------
10/20/19                                    Fixed - 15 Year BMA       Floating - 7 day BMA
                          11,000,000        Swap Index, (4.240%)           Swap Index                   (446,586)
-----------------------------------------------------------------------------------------------------------------
10/27/34                                    Floating - 7 day BMA      Fixed - 30 Year BMA
                          3,150,000              Swap Index           Swap Index, (4.132%)               (22,872)
-----------------------------------------------------------------------------------------------------------------
11/09/34                                    Floating - 7 day BMA      Fixed - 30 Year BMA
                          3,150,000              Swap Index           Swap Index, (4.322%)                64,651
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $(1,452,665)
-----------------------------------------------------------------------------------------------------------------

At September 30, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities that are subject to legal or contractual restrictions on resale. At September 30, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 5.11% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, of if not available, in good faith at the direction of the Trustees.

                                                     DATE OF                 PAR
DESCRIPTION                                      ACQUISITION              AMOUNT             COST            VALUE
------------------------------------------------------------------------------------------------------------------

Atlanta, GA, Water & Wastewater Rev.,
RITES, FGIC, 9.0525%, 2016                           4/20/99           1,000,000       $1,167,100       $1,332,640
------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International
Airport) RITES, FSA, 9.4934%, 2022                   8/21/03           1,500,000        1,599,660        1,762,740
------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building
Commission Rev., RITES, FGIC,
8.8377%, 2016-2017                                   3/10/99           2,750,000        2,957,100        3,516,230
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLs,
FGIC, 9.2260%, 2015                                  7/15/01           3,000,000        3,878,760        4,046,880
------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School
District, RITES, FGIC, 8.5820%, 2017                 5/15/99           1,495,000        1,615,945        1,927,773
------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School
District, RITES, PSF, 8.5525%, 2017                  2/26/99           2,325,000        2,440,831        2,694,303
------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power
Agency, ROLs, MBIA, 8.6880%, 2019                   10/28/96           1,500,000        1,717,980        1,763,670
------------------------------------------------------------------------------------------------------------------
                                                                                                       $17,044,236
------------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

At September 30, 2004, 33.06% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.7% of total investments.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004)). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
------------------------------------------------------------------------------------------------------
The Trustees and officers of the Trust, as of November 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts
02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                         Services Company, Chairman
                                                                        (since February 2004);
                                                                        Harvard Law School
                                                                        (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada
                                                                        Enterprises (telecommunications),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest Gas
                                                                        Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus; CBL & Associates
                                                                        Properties, Inc. (real estate
                                                                        investment trust), Director

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products),   Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel
                                                                        and Secretary (since April
                                                                        2004); Hale and Dorr LLP (law
                                                                        firm) (prior to April 2004)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principle federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Michael L. Dawson
Geoffrey L. Schechter

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for
the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public
Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             LMB-SEM-11/04 12M

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedule of investments for each series of the Registrant is included as part of the report to stockholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, MFS Municipal Series Trust, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which they relate, and (iii) identify the class and number of shares held by the shareholder.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a -3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS MUNICIPAL SERIES TRUST
              ---------------------------


By (Signature and Title)*    ROBERT J. MANNING
                             ----------------------------------------------
                             Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    ROBERT J. MANNING
                             ----------------------------------------------
                             Robert J. Manning, President (Principal
                             Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*    RICHARD M. HISEY
                             ----------------------------------------------
                             Richard M. Hisey, Treasurer (Principal Financial
                             Officer and Accounting Officer)

Date: November 23, 2004
      -----------------

*  Print name and title of each signing officer under his or her signature.